UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05361

Variable Insurance Products Fund V

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2018

Item 1.

Reports to Stockholders
Fidelity® Variable Insurance Products: Freedom Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050 Semi-Annual Report June 30, 2018

Contents

Note to shareholders
VIP Freedom Income Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2005 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2010 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2015 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2020 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2025 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2030 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2035 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2040 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2045 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2050 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to shareholders

At its May 2018 meeting, the Board of Trustees approved incremental updates to the strategic asset allocation (i.e., glide path) of VIP Freedom Funds, adding U.S. Treasury Inflation-Protected Securities and long-term U.S. Treasury bonds as fixed exposures in the Funds’ bond allocations, while slightly reducing the equity and short-term debt allocations for shorter-dated Portfolios. These glide path updates are expected to be fully implemented by the end of 2018. In addition, to increase the investment opportunity set, the Board approved allowing VIP Freedom Funds to employ underlying Fidelity funds beyond just VIP portfolios.

VIP Freedom Income Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2018

% of fund's net assets
VIP Investment Grade Bond Portfolio Initial Class	37.2
VIP Government Money Market Portfolio Initial Class 1.71%	29.2
VIP Overseas Portfolio Initial Class	6.0
Fidelity Inflation-Protected Bond Index Fund Institutional Class	5.7
VIP Emerging Markets Portfolio Initial Class	3.7
Fidelity Long-Term Treasury Bond Index Fund Premium Class	3.3
VIP Growth & Income Portfolio Initial Class	2.7
VIP Equity-Income Portfolio Initial Class	2.4
VIP Growth Portfolio Initial Class	2.3
VIP Contrafund Portfolio Initial Class	2.3
94.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	12.9%
International Equity Funds	9.7%
Bond Funds	48.2%
Short-Term Funds	29.2%

VIP Freedom Income Portfolio℠

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 12.9%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	27,194	$969,468
VIP Equity-Income Portfolio Initial Class (a)	45,834	1,018,881
VIP Growth & Income Portfolio Initial Class (a)	53,935	1,158,516
VIP Growth Portfolio Initial Class (a)	14,286	995,163
VIP Mid Cap Portfolio Initial Class (a)	7,693	281,486
VIP Value Portfolio Initial Class (a)	47,449	744,482
VIP Value Strategies Portfolio Initial Class (a)	26,542	363,625
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,182,943)		5,531,621

International Equity Funds - 9.7%
VIP Emerging Markets Portfolio Initial Class (a)	139,845	1,595,627
VIP Overseas Portfolio Initial Class (a)	115,358	2,586,336
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,074,376)		4,181,963

Bond Funds - 48.2%
Fidelity Inflation-Protected Bond Index Fund Institutional Class(a)	247,958	2,434,951
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	113,412	1,440,328
VIP High Income Portfolio Initial Class (a)	159,286	856,960
VIP Investment Grade Bond Portfolio Initial Class (a)	1,285,495	16,042,978
TOTAL BOND FUNDS
(Cost $20,986,735)		20,775,217

Short-Term Funds - 29.2%
VIP Government Money Market Portfolio Initial Class 1.71% (a)(b)
(Cost $12,583,793)	12,583,793	12,583,793
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $40,827,847)		43,072,594
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,147)
NET ASSETS - 100%		$43,068,447

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3
Total	$3

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund Institutional Class	$--	$2,434,951	$--	$21	$--	$--	$2,434,951
Fidelity Long-Term Treasury Bond Index Fund Premium Class	907,985	710,051	142,376	13,355	(4,298)	(31,034)	1,440,328
VIP Contrafund Portfolio Initial Class	1,030,804	293,603	307,185	84,146	16,551	(64,305)	969,468
VIP Emerging Markets Portfolio Initial Class	1,607,941	492,045	405,691	839	48,454	(147,122)	1,595,627
VIP Equity-Income Portfolio Initial Class	1,086,849	321,256	322,074	46,881	3,738	(70,888)	1,018,881
VIP Government Money Market Portfolio Initial Class 1.71%	13,710,985	2,769,720	3,896,912	93,311	--	--	12,583,793
VIP Growth & Income Portfolio Initial Class	1,246,930	350,979	384,542	64,565	26,335	(81,186)	1,158,516
VIP Growth Portfolio Initial Class	1,049,451	343,773	363,181	139,485	49,891	(84,771)	995,163
VIP High Income Portfolio Initial Class	841,795	177,392	152,054	7,433	(536)	(9,637)	856,960
VIP Investment Grade Bond Portfolio Initial Class	16,519,556	3,401,787	3,475,467	161,242	(39,058)	(363,840)	16,042,978
VIP Mid Cap Portfolio Initial Class	302,048	85,025	91,447	23,869	4,364	(18,504)	281,486
VIP Overseas Portfolio Initial Class	2,734,339	619,062	725,189	885	48,128	(90,004)	2,586,336
VIP Value Portfolio Initial Class	798,503	209,957	237,014	26,995	6,759	(33,723)	744,482
VIP Value Strategies Portfolio Initial Class	389,937	99,798	112,844	11,785	1,774	(15,040)	363,625
Total	$42,227,123	$12,309,399	$10,615,976	$674,812	$162,102	$(1,010,054)	$43,072,594

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Income Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $40,827,847)	$43,072,594
Total Investment in Securities (cost $40,827,847)		$43,072,594
Cash		4
Receivable for investments sold		2,519,823
Receivable for fund shares sold		453,579
Total assets		46,046,000
Liabilities
Payable for investments purchased	$2,926,485
Payable for fund shares redeemed	46,864
Distribution and service plan fees payable	4,204
Total liabilities		2,977,553
Net Assets		$43,068,447
Net Assets consist of:
Paid in capital		$40,129,251
Undistributed net investment income		163,613
Accumulated undistributed net realized gain (loss) on investments		530,836
Net unrealized appreciation (depreciation) on investments		2,244,747
Net Assets		$43,068,447
Initial Class:
Net Asset Value, offering price and redemption price per share ($15,298,641 ÷ 1,334,251 shares)		$11.47
Service Class:
Net Asset Value, offering price and redemption price per share ($11,697,930 ÷ 1,021,058 shares)		$11.46
Service Class 2:
Net Asset Value, offering price and redemption price per share ($16,071,876 ÷ 1,409,297 shares)		$11.40

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$188,524
Income from Fidelity Central Funds		3
Total income		188,527
Expenses
Distribution and service plan fees	$24,350
Independent trustees' fees and expenses	131
Total expenses		24,481
Net investment income (loss)		164,046
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	162,102
Capital gain distributions from underlying funds:
Affiliated issuers	486,288
Total net realized gain (loss)		648,390
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(1,010,054)
Total change in net unrealized appreciation (depreciation)		(1,010,054)
Net gain (loss)		(361,664)
Net increase (decrease) in net assets resulting from operations		$(197,618)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$164,046	$629,213
Net realized gain (loss)	648,390	565,101
Change in net unrealized appreciation (depreciation)	(1,010,054)	2,039,401
Net increase (decrease) in net assets resulting from operations	(197,618)	3,233,715
Distributions to shareholders from net investment income	(7,062)	(619,471)
Distributions to shareholders from net realized gain	(388,422)	(345,560)
Total distributions	(395,484)	(965,031)
Share transactions - net increase (decrease)	1,437,701	1,706,894
Total increase (decrease) in net assets	844,599	3,975,578
Net Assets
Beginning of period	42,223,848	38,248,270
End of period	$43,068,447	$42,223,848
Other Information
Undistributed net investment income end of period	$163,613	$6,629

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom Income Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.63	$10.98	$10.78	$11.03	$10.89	$10.57
Income from Investment Operations
Net investment income (loss)A	.05	.19	.16	.21	.18	.18
Net realized and unrealized gain (loss)	(.10)	.74	.32	(.25)	.23	.40
Total from investment operations	(.05)	.93	.48	(.04)	.41	.58
Distributions from net investment income	–B	(.18)	(.16)	(.20)	(.17)	(.17)
Distributions from net realized gain	(.11)	(.10)	(.11)	(.02)	(.10)	(.10)
Total distributions	(.11)	(.28)	(.28)C	(.21)D	(.27)	(.26)E
Net asset value, end of period	$11.47	$11.63	$10.98	$10.78	$11.03	$10.89
Total ReturnF,G,H	(.41)%	8.48%	4.50%	(.34)%	3.78%	5.55%
Ratios to Average Net AssetsI,J
Expenses before reductionsK	- %L	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %K,L	-%	-%	-%	-%	-%
Expenses net of all reductions	- %K,L	-%	-%	-%	-%	-%
Net investment income (loss)	.90%L	1.67%	1.48%	1.85%	1.62%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$15,299	$16,086	$14,956	$14,548	$17,386	$16,980
Portfolio turnover rateI	50%L	35%	38%	36%	32%	43%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.28 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.113 per share.

 D Total distributions of $.21 per share is comprised of distributions from net investment income of $.198 and distributions from net realized gain of $.015 per share.

 E Total distributions of $.26 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.097 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Amounts do not include the activity of the Underlying Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 K Amount represents less than .005%.

 L Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Income Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.63	$10.97	$10.78	$11.03	$10.89	$10.58
Income from Investment Operations
Net investment income (loss)A	.05	.18	.15	.19	.17	.17
Net realized and unrealized gain (loss)	(.11)	.75	.31	(.24)	.23	.40
Total from investment operations	(.06)	.93	.46	(.05)	.40	.57
Distributions from net investment income	–B	(.17)	(.15)	(.19)	(.16)	(.16)
Distributions from net realized gain	(.11)	(.10)	(.11)	(.02)	(.10)	(.10)
Total distributions	(.11)	(.27)	(.27)C	(.20)D	(.26)	(.26)
Net asset value, end of period	$11.46	$11.63	$10.97	$10.78	$11.03	$10.89
Total ReturnE,F,G	(.50)%	8.49%	4.32%	(.42)%	3.69%	5.38%
Ratios to Average Net AssetsH,I
Expenses before reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.80%J	1.57%	1.38%	1.75%	1.52%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$11,698	$11,227	$9,286	$9,825	$6,193	$4,529
Portfolio turnover rateH	50%J	35%	38%	36%	32%	43%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.27 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.113 per share.

 D Total distributions of $.20 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.015 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Income Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$10.93	$10.74	$10.99	$10.85	$10.54
Income from Investment Operations
Net investment income (loss)A	.04	.16	.13	.18	.15	.15
Net realized and unrealized gain (loss)	(.12)	.75	.31	(.24)	.23	.40
Total from investment operations	(.08)	.91	.44	(.06)	.38	.55
Distributions from net investment income	–B	(.15)	(.14)	(.17)	(.14)	(.14)
Distributions from net realized gain	(.11)	(.10)	(.11)	(.02)	(.10)	(.10)
Total distributions	(.11)	(.25)	(.25)	(.19)	(.24)	(.24)
Net asset value, end of period	$11.40	$11.59	$10.93	$10.74	$10.99	$10.85
Total ReturnC,D,E	(.68)%	8.36%	4.17%	(.57)%	3.54%	5.21%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.65%H	1.42%	1.23%	1.60%	1.37%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$16,072	$14,911	$14,007	$13,375	$8,860	$7,500
Portfolio turnover rateF	50%H	35%	38%	36%	32%	43%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2005 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2018

% of fund's net assets
VIP Investment Grade Bond Portfolio Initial Class	34.1
VIP Government Money Market Portfolio Initial Class 1.71%	23.6
VIP Overseas Portfolio Initial Class	8.0
Fidelity Inflation-Protected Bond Index Fund Premium Class	5.1
VIP Emerging Markets Portfolio Initial Class	4.6
VIP Growth & Income Portfolio Initial Class	4.0
VIP Equity-Income Portfolio Initial Class	3.5
Fidelity Long-Term Treasury Bond Index Fund Premium Class	3.5
VIP Growth Portfolio Initial Class	3.4
VIP Contrafund Portfolio Initial Class	3.3
93.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	19.1%
International Equity Funds	12.6%
Bond Funds	44.7%
Short-Term Funds	23.6%

VIP Freedom 2005 Portfolio℠

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 19.1%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	9,704	$345,940
VIP Equity-Income Portfolio Initial Class (a)	16,355	363,568
VIP Growth & Income Portfolio Initial Class (a)	19,247	413,422
VIP Growth Portfolio Initial Class (a)	5,097	355,079
VIP Mid Cap Portfolio Initial Class (a)	2,745	100,449
VIP Value Portfolio Initial Class (a)	16,932	265,671
VIP Value Strategies Portfolio Initial Class (a)	9,472	129,762
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,553,485)		1,973,891

International Equity Funds - 12.6%
VIP Emerging Markets Portfolio Initial Class (a)	42,062	479,927
VIP Overseas Portfolio Initial Class (a)	36,869	826,614
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,066,288)		1,306,541

Bond Funds - 44.7%
Fidelity Inflation-Protected Bond Index Fund Premium Class (a)	53,977	530,052
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	28,296	359,357
VIP High Income Portfolio Initial Class (a)	38,265	205,865
VIP Investment Grade Bond Portfolio Initial Class (a)	282,818	3,529,564
TOTAL BOND FUNDS
(Cost $4,670,603)		4,624,838

Short-Term Funds - 23.6%
VIP Government Money Market Portfolio Initial Class 1.71% (a)(b)
(Cost $2,449,104)	2,449,104	2,449,104
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $9,739,480)		10,354,374
NET OTHER ASSETS (LIABILITIES) - 0.0%		(155)
NET ASSETS - 100%		$10,354,219

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund Premium Class	$--	$530,052	$--	$4	$--	$--	$530,052
Fidelity Long-Term Treasury Bond Index Fund Premium Class	195,344	184,466	13,059	3,228	(360)	(7,034)	359,357
VIP Contrafund Portfolio Initial Class	335,492	91,724	62,862	29,552	(988)	(17,426)	345,940
VIP Emerging Markets Portfolio Initial Class	441,488	126,599	55,452	250	505	(33,213)	479,927
VIP Equity-Income Portfolio Initial Class	353,732	93,013	58,341	16,466	(1,667)	(23,169)	363,568
VIP Government Money Market Portfolio Initial Class 1.71%	2,404,539	531,539	486,974	18,102	--	--	2,449,104
VIP Growth & Income Portfolio Initial Class	405,682	106,014	77,408	22,676	(1,044)	(19,822)	413,422
VIP Growth Portfolio Initial Class	341,649	112,578	84,972	48,988	437	(14,613)	355,079
VIP High Income Portfolio Initial Class	184,319	38,355	14,221	1,773	(89)	(2,499)	205,865
VIP Investment Grade Bond Portfolio Initial Class	3,307,006	748,294	439,600	35,414	(8,398)	(77,738)	3,529,564
VIP Mid Cap Portfolio Initial Class	98,300	26,496	18,964	8,384	(205)	(5,178)	100,449
VIP Overseas Portfolio Initial Class	803,667	161,912	122,307	281	(257)	(16,401)	826,614
VIP Value Portfolio Initial Class	259,879	59,118	43,067	9,482	(724)	(9,535)	265,671
VIP Value Strategies Portfolio Initial Class	126,922	28,028	20,269	4,139	(446)	(4,473)	129,762
Total	$9,258,019	$2,838,188	$1,497,496	$198,739	$(13,236)	$(231,101)	$10,354,374

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2005 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $9,739,480)	$10,354,374
Total Investment in Securities (cost $9,739,480)		$10,354,374
Cash		3
Receivable for investments sold		643,012
Receivable for fund shares sold		58
Total assets		10,997,447
Liabilities
Payable for investments purchased	$642,866
Payable for fund shares redeemed	188
Distribution and service plan fees payable	174
Total liabilities		643,228
Net Assets		$10,354,219
Net Assets consist of:
Paid in capital		$9,592,798
Undistributed net investment income		39,305
Accumulated undistributed net realized gain (loss) on investments		107,222
Net unrealized appreciation (depreciation) on investments		614,894
Net Assets		$10,354,219
Initial Class:
Net Asset Value, offering price and redemption price per share ($8,440,782 ÷ 693,195 shares)		$12.18
Service Class:
Net Asset Value, offering price and redemption price per share ($1,801,197 ÷ 147,106 shares)		$12.24
Service Class 2:
Net Asset Value, offering price and redemption price per share ($112,240 ÷ 9,246 shares)		$12.14

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$40,940
Expenses
Distribution and service plan fees	$937
Independent trustees' fees and expenses	29
Total expenses		966
Net investment income (loss)		39,974
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(13,236)
Capital gain distributions from underlying funds:
Affiliated issuers	157,799
Total net realized gain (loss)		144,563
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(231,101)
Total change in net unrealized appreciation (depreciation)		(231,101)
Net gain (loss)		(86,538)
Net increase (decrease) in net assets resulting from operations		$(46,564)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$39,974	$134,097
Net realized gain (loss)	144,563	181,413
Change in net unrealized appreciation (depreciation)	(231,101)	520,533
Net increase (decrease) in net assets resulting from operations	(46,564)	836,043
Distributions to shareholders from net investment income	(2,366)	(132,399)
Distributions to shareholders from net realized gain	(124,617)	(127,656)
Total distributions	(126,983)	(260,055)
Share transactions - net increase (decrease)	1,269,682	1,678,577
Total increase (decrease) in net assets	1,096,135	2,254,565
Net Assets
Beginning of period	9,258,084	7,003,519
End of period	$10,354,219	$9,258,084
Other Information
Undistributed net investment income end of period	$39,305	$1,697

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2005 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.39	$11.51	$11.29	$11.56	$11.37	$10.56
Income from Investment Operations
Net investment income (loss)A	.05	.20	.17	.19	.20	.17
Net realized and unrealized gain (loss)	(.10)	1.06	.38	(.22)	.29	.86
Total from investment operations	(.05)	1.26	.55	(.03)	.49	1.03
Distributions from net investment income	–B	(.19)	(.18)	(.22)	(.19)	(.18)
Distributions from net realized gain	(.16)	(.19)	(.15)	(.03)	(.11)	(.04)
Total distributions	(.16)	(.38)	(.33)	(.24)C	(.30)	(.22)
Net asset value, end of period	$12.18	$12.39	$11.51	$11.29	$11.56	$11.37
Total ReturnD,E,F	(.40)%	11.06%	5.00%	(.25)%	4.30%	9.74%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I,J	-%	-%	-%	-%	-%
Expenses net of all reductions	- %I,J	-%	-%	-%	-%	-%
Net investment income (loss)	.81%J	1.65%	1.50%	1.64%	1.71%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$8,441	$7,931	$6,363	$6,657	$8,047	$7,145
Portfolio turnover rateG	30%J	33%	24%	23%	21%	54%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.24 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.025 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amount represents less than .005%.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2005 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.46	$11.58	$11.36	$11.63	$11.44	$10.57
Income from Investment Operations
Net investment income (loss)A	.04	.19	.16	.18	.19	.16
Net realized and unrealized gain (loss)	(.10)	1.06	.38	(.22)	.29	.85
Total from investment operations	(.06)	1.25	.54	(.04)	.48	1.01
Distributions from net investment income	–B	(.18)	(.17)	(.21)	(.18)	(.11)
Distributions from net realized gain	(.16)	(.19)	(.15)	(.03)	(.11)	(.04)
Total distributions	(.16)	(.37)	(.32)	(.23)C	(.29)	(.14)D
Net asset value, end of period	$12.24	$12.46	$11.58	$11.36	$11.63	$11.44
Total ReturnE,F,G	(.48)%	10.90%	4.89%	(.35)%	4.18%	9.60%
Ratios to Average Net AssetsH,I
Expenses before reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.71%J	1.55%	1.40%	1.54%	1.61%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$1,801	$1,222	$558	$484	$408	$125
Portfolio turnover rateH	30%J	33%	24%	23%	21%	54%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.23 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.025 per share.

 D Total distributions of $.14 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.037 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2005 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.37	$11.50	$11.28	$11.55	$11.36	$10.55
Income from Investment Operations
Net investment income (loss)A	.03	.17	.14	.16	.17	.15
Net realized and unrealized gain (loss)	(.10)	1.05	.39	(.21)	.29	.85
Total from investment operations	(.07)	1.22	.53	(.05)	.46	1.00
Distributions from net investment income	–B	(.16)	(.15)	(.19)	(.16)	(.15)
Distributions from net realized gain	(.16)	(.19)	(.15)	(.03)	(.11)	(.04)
Total distributions	(.16)	(.35)	(.31)C	(.22)	(.27)	(.19)
Net asset value, end of period	$12.14	$12.37	$11.50	$11.28	$11.55	$11.36
Total ReturnD,E,F	(.56)%	10.74%	4.78%	(.49)%	4.04%	9.46%
Ratios to Average Net AssetsG,H
Expenses before reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.56%I	1.40%	1.25%	1.39%	1.46%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$112	$104	$83	$92	$79	$102
Portfolio turnover rateG	30%I	33%	24%	23%	21%	54%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.31 per share is comprised of distributions from net investment income of $.152 and distributions from net realized gain of $.153 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2010 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2018

% of fund's net assets
VIP Investment Grade Bond Portfolio Initial Class	30.6
VIP Government Money Market Portfolio Initial Class 1.71%	18.5
VIP Overseas Portfolio Initial Class	10.0
VIP Emerging Markets Portfolio Initial Class	5.5
VIP Growth & Income Portfolio Initial Class	5.3
VIP Equity-Income Portfolio Initial Class	4.7
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class	4.6
VIP Growth Portfolio Initial Class	4.5
VIP Contrafund Portfolio Initial Class	4.4
Fidelity Long-Term Treasury Bond Index Fund Institutional Class	3.5
91.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	25.3%
International Equity Funds	15.5%
Bond Funds	40.7%
Short-Term Funds	18.5%

VIP Freedom 2010 Portfolio℠

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 25.3%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	376,793	$13,432,665
VIP Equity-Income Portfolio Initial Class (a)	635,056	14,117,286
VIP Growth & Income Portfolio Initial Class (a)	747,391	16,053,956
VIP Growth Portfolio Initial Class (a)	197,917	13,786,874
VIP Mid Cap Portfolio Initial Class (a)	106,602	3,900,562
VIP Value Portfolio Initial Class (a)	657,523	10,316,538
VIP Value Strategies Portfolio Initial Class (a)	367,810	5,038,996
TOTAL DOMESTIC EQUITY FUNDS
(Cost $51,901,162)		76,646,877

International Equity Funds - 15.5%
VIP Emerging Markets Portfolio Initial Class (a)	1,477,168	16,854,491
VIP Overseas Portfolio Initial Class (a)	1,348,581	30,235,181
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $33,741,261)		47,089,672

Bond Funds - 40.7%
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class (a)	1,413,828	13,883,795
Fidelity Long-Term Treasury Bond Index Fund Institutional Class (a)	832,294	10,570,130
VIP High Income Portfolio Initial Class (a)	1,118,670	6,018,447
VIP Investment Grade Bond Portfolio Initial Class (a)	7,431,468	92,744,715
TOTAL BOND FUNDS
(Cost $124,648,655)		123,217,087

Short-Term Funds - 18.5%
VIP Government Money Market Portfolio Initial Class 1.71% (a)(b)
(Cost $55,953,098)	55,953,098	55,953,098
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $266,244,176)		302,906,734
NET OTHER ASSETS (LIABILITIES) - 0.0%		(54,395)
NET ASSETS - 100%		$302,852,339

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class	$--	$13,883,795	$--	$125	$--	$--	$13,883,795
Fidelity Long-Term Treasury Bond Index Fund Institutional Class	6,748,543	4,475,855	403,308	103,392	(5,324)	(245,636)	10,570,130
VIP Contrafund Portfolio Initial Class	14,831,156	1,611,545	2,279,308	1,233,080	294,830	(1,025,558)	13,432,665
VIP Emerging Markets Portfolio Initial Class	17,944,758	2,300,184	2,306,119	9,534	432,731	(1,517,063)	16,854,491
VIP Equity-Income Portfolio Initial Class	15,636,506	1,599,183	2,112,230	689,509	49,570	(1,055,743)	14,117,286
VIP Government Money Market Portfolio Initial Class 1.71%	64,233,154	4,235,093	12,515,149	436,430	--	--	55,953,098
VIP Growth & Income Portfolio Initial Class	17,936,671	1,744,160	2,781,100	948,352	410,121	(1,255,896)	16,053,956
VIP Growth Portfolio Initial Class	15,102,658	2,429,465	3,170,313	2,042,168	734,950	(1,309,886)	13,786,874
VIP High Income Portfolio Initial Class	6,276,464	322,578	499,417	56,956	(21,176)	(60,002)	6,018,447
VIP Investment Grade Bond Portfolio Initial Class	101,851,657	7,812,514	14,311,374	1,036,921	(306,355)	(2,301,727)	92,744,715
VIP Mid Cap Portfolio Initial Class	4,345,428	462,252	690,005	351,976	66,197	(283,310)	3,900,562
VIP Overseas Portfolio Initial Class	33,672,209	1,462,092	4,361,786	11,158	539,227	(1,076,561)	30,235,181
VIP Value Portfolio Initial Class	11,487,777	782,684	1,532,041	397,989	126,213	(548,095)	10,316,538
VIP Value Strategies Portfolio Initial Class	5,610,145	357,671	720,399	173,305	14,881	(223,302)	5,038,996
Total	$315,677,126	$43,479,071	$47,682,549	$7,490,895	$2,335,865	$(10,902,779)	$302,906,734

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2010 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $266,244,176)	$302,906,734
Total Investment in Securities (cost $266,244,176)		$302,906,734
Cash		4
Receivable for investments sold		17,351,862
Receivable for fund shares sold		1,920
Total assets		320,260,520
Liabilities
Payable for investments purchased	$16,923,376
Payable for fund shares redeemed	427,893
Distribution and service plan fees payable	56,912
Total liabilities		17,408,181
Net Assets		$302,852,339
Net Assets consist of:
Paid in capital		$257,585,190
Undistributed net investment income		807,283
Accumulated undistributed net realized gain (loss) on investments		7,797,308
Net unrealized appreciation (depreciation) on investments		36,662,558
Net Assets		$302,852,339
Initial Class:
Net Asset Value, offering price and redemption price per share ($17,308,845 ÷ 1,327,570 shares)		$13.04
Service Class:
Net Asset Value, offering price and redemption price per share ($25,049,860 ÷ 1,924,930 shares)		$13.01
Service Class 2:
Net Asset Value, offering price and redemption price per share ($260,493,634 ÷ 20,133,599 shares)		$12.94

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,169,010
Expenses
Distribution and service plan fees	$345,181
Independent trustees' fees and expenses	961
Total expenses		346,142
Net investment income (loss)		822,868
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	2,335,865
Capital gain distributions from underlying funds:
Affiliated issuers	6,321,885
Total net realized gain (loss)		8,657,750
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(10,902,779)
Total change in net unrealized appreciation (depreciation)		(10,902,779)
Net gain (loss)		(2,245,029)
Net increase (decrease) in net assets resulting from operations		$(1,422,161)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$822,868	$4,119,804
Net realized gain (loss)	8,657,750	10,286,083
Change in net unrealized appreciation (depreciation)	(10,902,779)	22,636,461
Net increase (decrease) in net assets resulting from operations	(1,422,161)	37,042,348
Distributions to shareholders from net investment income	(70,697)	(4,061,300)
Distributions to shareholders from net realized gain	(8,059,529)	(6,289,111)
Total distributions	(8,130,226)	(10,350,411)
Share transactions - net increase (decrease)	(3,218,149)	(7,792,831)
Total increase (decrease) in net assets	(12,770,536)	18,899,106
Net Assets
Beginning of period	315,622,875	296,723,769
End of period	$302,852,339	$315,622,875
Other Information
Undistributed net investment income end of period	$807,283	$55,112

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2010 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.43	$12.31	$12.15	$12.45	$12.30	$11.15
Income from Investment Operations
Net investment income (loss)A	.05	.20	.18	.23	.21	.22
Net realized and unrealized gain (loss)	(.09)	1.39	.45	(.26)	.34	1.27
Total from investment operations	(.04)	1.59	.63	(.03)	.55	1.49
Distributions from net investment income	–B	(.21)	(.19)	(.23)	(.21)	(.21)
Distributions from net realized gain	(.34)	(.26)	(.28)	(.04)	(.20)	(.14)
Total distributions	(.35)C	(.47)	(.47)	(.27)	(.40)D	(.34)E
Net asset value, end of period	$13.04	$13.43	$12.31	$12.15	$12.45	$12.30
Total ReturnF,G,H	(.35)%	13.08%	5.45%	(.29)%	4.53%	13.49%
Ratios to Average Net AssetsI,J
Expenses before reductionsK	- %L	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %K,L	-%	-%	-%	-%	-%
Expenses net of all reductions	- %K,L	-%	-%	-%	-%	-%
Net investment income (loss)	.75%L	1.56%	1.51%	1.84%	1.67%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$17,309	$18,519	$19,569	$31,048	$43,381	$44,430
Portfolio turnover rateI	28%L	22%	23%	19%	19%	19%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.35 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.342 per share.

 D Total distributions of $.40 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.196 per share.

 E Total distributions of $.34 per share is comprised of distributions from net investment income of $.205 and distributions from net realized gain of $.139 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Amounts do not include the activity of the Underlying Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 K Amount represents less than .005%.

 L Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2010 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.41	$12.30	$12.14	$12.43	$12.29	$11.14
Income from Investment Operations
Net investment income (loss)A	.04	.19	.17	.22	.20	.20
Net realized and unrealized gain (loss)	(.09)	1.38	.45	(.26)	.33	1.28
Total from investment operations	(.05)	1.57	.62	(.04)	.53	1.48
Distributions from net investment income	–B	(.19)	(.18)	(.22)	(.19)	(.19)
Distributions from net realized gain	(.34)	(.26)	(.28)	(.04)	(.20)	(.14)
Total distributions	(.35)C	(.46)D	(.46)	(.25)E	(.39)	(.33)
Net asset value, end of period	$13.01	$13.41	$12.30	$12.14	$12.43	$12.29
Total ReturnF,G,H	(.42)%	12.90%	5.36%	(.31)%	4.35%	13.39%
Ratios to Average Net AssetsI,J
Expenses before reductions	.10%K	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%K	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%K	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.65%K	1.46%	1.41%	1.74%	1.57%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$25,050	$27,597	$25,360	$23,770	$28,049	$27,143
Portfolio turnover rateI	28%K	22%	23%	19%	19%	19%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.35 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.342 per share.

 D Total distributions of $.46 per share is comprised of distributions from net investment income of $.192 and distributions from net realized gain of $.264 per share.

 E Total distributions of $.25 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.036 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Amounts do not include the activity of the Underlying Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2010 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.35	$12.24	$12.08	$12.38	$12.24	$11.10
Income from Investment Operations
Net investment income (loss)A	.03	.17	.15	.20	.18	.19
Net realized and unrealized gain (loss)	(.09)	1.38	.45	(.26)	.33	1.27
Total from investment operations	(.06)	1.55	.60	(.06)	.51	1.46
Distributions from net investment income	–B	(.17)	(.16)	(.20)	(.18)	(.18)
Distributions from net realized gain	(.34)	(.26)	(.28)	(.04)	(.20)	(.14)
Total distributions	(.35)C	(.44)D	(.44)	(.24)	(.37)E	(.32)
Net asset value, end of period	$12.94	$13.35	$12.24	$12.08	$12.38	$12.24
Total ReturnF,G,H	(.50)%	12.80%	5.23%	(.53)%	4.21%	13.20%
Ratios to Average Net AssetsI,J
Expenses before reductions	.25%K	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%K	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%K	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.50%K	1.31%	1.26%	1.59%	1.42%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$260,494	$269,507	$251,795	$237,969	$224,300	$209,377
Portfolio turnover rateI	28%K	22%	23%	19%	19%	19%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.35 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.342 per share.

 D Total distributions of $.44 per share is comprised of distributions from net investment income of $.172 and distributions from net realized gain of $.264 per share.

 E Total distributions of $.37 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.196 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Amounts do not include the activity of the Underlying Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2015 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2018

% of fund's net assets
VIP Investment Grade Bond Portfolio Initial Class	26.9
VIP Government Money Market Portfolio Initial Class 1.71%	13.7
VIP Overseas Portfolio Initial Class	12.0
VIP Growth & Income Portfolio Initial Class	6.6
VIP Emerging Markets Portfolio Initial Class	6.3
VIP Equity-Income Portfolio Initial Class	5.8
VIP Growth Portfolio Initial Class	5.7
VIP Contrafund Portfolio Initial Class	5.5
VIP Value Portfolio Initial Class	4.3
Fidelity Inflation-Protected Bond Index Fund Institutional Class	4.1
90.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	31.6%
International Equity Funds	18.3%
Bond Funds	36.4%
Short-Term Funds	13.7%

VIP Freedom 2015 Portfolio℠

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 31.6%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	142,827	$5,091,794
VIP Equity-Income Portfolio Initial Class (a)	240,725	5,351,324
VIP Growth & Income Portfolio Initial Class (a)	283,316	6,085,620
VIP Growth Portfolio Initial Class (a)	75,020	5,225,919
VIP Mid Cap Portfolio Initial Class (a)	40,410	1,478,593
VIP Value Portfolio Initial Class (a)	249,250	3,910,731
VIP Value Strategies Portfolio Initial Class (a)	139,429	1,910,176
TOTAL DOMESTIC EQUITY FUNDS
(Cost $16,727,668)		29,054,157

International Equity Funds - 18.3%
VIP Emerging Markets Portfolio Initial Class (a)	507,031	5,785,219
VIP Overseas Portfolio Initial Class (a)	491,449	11,018,280
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $11,430,868)		16,803,499

Bond Funds - 36.4%
Fidelity Inflation-Protected Bond Index Fund Institutional Class (a)	380,928	3,740,715
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	243,530	3,092,835
VIP High Income Portfolio Initial Class (a)	338,933	1,823,459
VIP Investment Grade Bond Portfolio Initial Class (a)	1,982,811	24,745,481
TOTAL BOND FUNDS
(Cost $33,179,839)		33,402,490

Short-Term Funds - 13.7%
VIP Government Money Market Portfolio Initial Class 1.71% (a)(b)
(Cost $12,571,869)	12,571,869	12,571,869
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $73,910,244)		91,832,015
NET OTHER ASSETS (LIABILITIES) - 0.0%		(10,653)
NET ASSETS - 100%		$91,821,362

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund Institutional Class	$--	$3,740,715	$--	$33	$--	$--	$3,740,715
Fidelity Long-Term Treasury Bond Index Fund Premium Class	2,120,635	1,317,869	264,682	31,127	(8,546)	(72,441)	3,092,835
VIP Contrafund Portfolio Initial Class	5,794,662	683,097	1,093,969	482,734	126,363	(418,359)	5,091,794
VIP Emerging Markets Portfolio Initial Class	6,382,076	814,131	1,040,088	3,418	197,464	(568,364)	5,785,219
VIP Equity-Income Portfolio Initial Class	6,109,403	682,250	1,046,247	268,994	(26,950)	(367,132)	5,351,324
VIP Government Money Market Portfolio Initial Class 1.71%	14,959,255	1,302,894	3,690,280	99,504	--	--	12,571,869
VIP Growth & Income Portfolio Initial Class	7,008,599	740,582	1,327,444	370,438	241,862	(577,979)	6,085,620
VIP Growth Portfolio Initial Class	5,900,626	1,005,269	1,440,893	800,208	306,547	(545,630)	5,225,919
VIP High Income Portfolio Initial Class	1,985,779	139,867	276,173	18,031	(3,630)	(22,384)	1,823,459
VIP Investment Grade Bond Portfolio Initial Class	28,656,794	2,723,292	5,901,179	288,445	(100,137)	(633,289)	24,745,481
VIP Mid Cap Portfolio Initial Class	1,698,024	195,320	329,053	136,964	30,808	(116,506)	1,478,593
VIP Overseas Portfolio Initial Class	12,708,972	646,688	2,139,648	4,206	233,518	(431,250)	11,018,280
VIP Value Portfolio Initial Class	4,488,546	360,150	770,694	154,900	68,752	(236,023)	3,910,731
VIP Value Strategies Portfolio Initial Class	2,192,051	161,344	359,512	67,622	5,634	(89,341)	1,910,176
Total	$100,005,422	$14,513,468	$19,679,862	$2,726,624	$1,071,685	$(4,078,698)	$91,832,015

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2015 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $73,910,244)	$91,832,015
Total Investment in Securities (cost $73,910,244)		$91,832,015
Receivable for investments sold		4,786,238
Receivable for fund shares sold		2,171
Total assets		96,620,424
Liabilities
Payable to custodian bank	$10
Payable for investments purchased	4,589,325
Payable for fund shares redeemed	199,003
Distribution and service plan fees payable	10,724
Total liabilities		4,799,062
Net Assets		$91,821,362
Net Assets consist of:
Paid in capital		$70,432,402
Undistributed net investment income		254,594
Accumulated undistributed net realized gain (loss) on investments		3,212,595
Net unrealized appreciation (depreciation) on investments		17,921,771
Net Assets		$91,821,362
Initial Class:
Net Asset Value, offering price and redemption price per share ($31,854,203 ÷ 2,423,991 shares)		$13.14
Service Class:
Net Asset Value, offering price and redemption price per share ($15,178,906 ÷ 1,157,756 shares)		$13.11
Service Class 2:
Net Asset Value, offering price and redemption price per share ($44,788,253 ÷ 3,430,122 shares)		$13.06

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$326,516
Expenses
Distribution and service plan fees	$66,645
Independent trustees' fees and expenses	302
Total expenses before reductions	66,947
Expense reductions	(1)
Total expenses after reductions		66,946
Net investment income (loss)		259,570
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	1,071,685
Capital gain distributions from underlying funds:
Affiliated issuers	2,400,108
Total net realized gain (loss)		3,471,793
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(4,078,698)
Total change in net unrealized appreciation (depreciation)		(4,078,698)
Net gain (loss)		(606,905)
Net increase (decrease) in net assets resulting from operations		$(347,335)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$259,570	$1,369,663
Net realized gain (loss)	3,471,793	4,312,903
Change in net unrealized appreciation (depreciation)	(4,078,698)	8,280,832
Net increase (decrease) in net assets resulting from operations	(347,335)	13,963,398
Distributions to shareholders from net investment income	(21,545)	(1,353,095)
Distributions to shareholders from net realized gain	(3,540,480)	(2,668,129)
Total distributions	(3,562,025)	(4,021,224)
Share transactions - net increase (decrease)	(4,263,884)	(7,289,087)
Total increase (decrease) in net assets	(8,173,244)	2,653,087
Net Assets
Beginning of period	99,994,606	97,341,519
End of period	$91,821,362	$99,994,606
Other Information
Undistributed net investment income end of period	$254,594	$16,569

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2015 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.68	$12.39	$12.24	$12.58	$12.43	$11.22
Income from Investment Operations
Net investment income (loss)A	.05	.20	.18	.23	.21	.21
Net realized and unrealized gain (loss)	(.09)	1.64	.50	(.27)	.37	1.39
Total from investment operations	(.04)	1.84	.68	(.04)	.58	1.60
Distributions from net investment income	–B	(.21)	(.19)	(.24)	(.21)	(.22)
Distributions from net realized gain	(.49)	(.34)	(.34)	(.07)	(.22)	(.18)
Total distributions	(.50)C	(.55)	(.53)	(.30)D	(.43)	(.39)E
Net asset value, end of period	$13.14	$13.68	$12.39	$12.24	$12.58	$12.43
Total ReturnF,G,H	(.35)%	15.10%	5.91%	(.33)%	4.70%	14.41%
Ratios to Average Net AssetsI,J
Expenses before reductionsK	- %L	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %K,L	-%	-%	-%	-%	-%
Expenses net of all reductions	- %K,L	-%	-%	-%	-%	-%
Net investment income (loss)	.68%L	1.51%	1.46%	1.82%	1.68%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$31,854	$33,249	$32,720	$35,352	$39,455	$41,070
Portfolio turnover rateI	30%L	27%	24%	27%	29%	29%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.50 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.493 per share.

 D Total distributions of $.30 per share is comprised of distributions from net investment income of $.236 and distributions from net realized gain of $.065 per share.

 E Total distributions of $.39 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.175 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Amounts do not include the activity of the Underlying Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 K Amount represents less than .005%.

 L Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2015 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.65	$12.37	$12.22	$12.56	$12.41	$11.21
Income from Investment Operations
Net investment income (loss)A	.04	.18	.17	.22	.20	.20
Net realized and unrealized gain (loss)	(.08)	1.64	.50	(.27)	.37	1.38
Total from investment operations	(.04)	1.82	.67	(.05)	.57	1.58
Distributions from net investment income	–B	(.19)	(.18)	(.22)	(.20)	(.21)
Distributions from net realized gain	(.49)	(.34)	(.34)	(.07)	(.22)	(.18)
Total distributions	(.50)C	(.54)D	(.52)	(.29)	(.42)	(.38)E
Net asset value, end of period	$13.11	$13.65	$12.37	$12.22	$12.56	$12.41
Total ReturnF,G,H	(.35)%	14.93%	5.81%	(.44)%	4.63%	14.24%
Ratios to Average Net AssetsI,J
Expenses before reductions	.10%K	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%K	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%K	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.58%K	1.41%	1.36%	1.72%	1.58%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$15,179	$17,058	$14,384	$16,378	$15,842	$10,762
Portfolio turnover rateI	30%K	27%	24%	27%	29%	29%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.50 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.493 per share.

 D Total distributions of $.54 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.343 per share.

 E Total distributions of $.38 per share is comprised of distributions from net investment income of $.207 and distributions from net realized gain of $.175 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Amounts do not include the activity of the Underlying Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2015 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.61	$12.33	$12.19	$12.52	$12.37	$11.17
Income from Investment Operations
Net investment income (loss)A	.03	.16	.15	.20	.18	.18
Net realized and unrealized gain (loss)	(.08)	1.63	.49	(.26)	.37	1.38
Total from investment operations	(.05)	1.79	.64	(.06)	.55	1.56
Distributions from net investment income	–B	(.17)	(.16)	(.20)	(.18)	(.19)
Distributions from net realized gain	(.49)	(.34)	(.34)	(.07)	(.22)	(.18)
Total distributions	(.50)C	(.51)	(.50)	(.27)	(.40)	(.36)D
Net asset value, end of period	$13.06	$13.61	$12.33	$12.19	$12.52	$12.37
Total ReturnE,F,G	(.42)%	14.80%	5.58%	(.51)%	4.45%	14.10%
Ratios to Average Net AssetsH,I
Expenses before reductions	.25%J	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%J	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%J	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.43%J	1.26%	1.21%	1.57%	1.43%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$44,788	$49,688	$50,238	$57,679	$63,321	$62,652
Portfolio turnover rateH	30%J	27%	24%	27%	29%	29%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.50 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.493 per share.

 D Total distributions of $.36 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.175 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2020 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2018

% of fund's net assets
VIP Investment Grade Bond Portfolio Initial Class	24.1
VIP Overseas Portfolio Initial Class	13.6
VIP Government Money Market Portfolio Initial Class 1.71%	9.8
VIP Growth & Income Portfolio Initial Class	7.7
VIP Emerging Markets Portfolio Initial Class	6.9
VIP Equity-Income Portfolio Initial Class	6.8
VIP Growth Portfolio Initial Class	6.6
VIP Contrafund Portfolio Initial Class	6.4
VIP Value Portfolio Initial Class	5.0
Fidelity Inflation-Protected Bond Index Fund Institutional Class	3.8
90.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	36.8%
International Equity Funds	20.5%
Bond Funds	33.0%
Short-Term Funds	9.8%
Short-Term Investments and Net Other Assets (Liabilities)*	(0.1)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

VIP Freedom 2020 Portfolio℠

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.8%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	1,322,016	$47,129,865
VIP Equity-Income Portfolio Initial Class (a)	2,228,167	49,532,161
VIP Growth & Income Portfolio Initial Class (a)	2,622,457	56,330,382
VIP Growth Portfolio Initial Class (a)	694,372	48,369,986
VIP Mid Cap Portfolio Initial Class (a)	374,046	13,686,339
VIP Value Portfolio Initial Class (a)	2,307,146	36,199,128
VIP Value Strategies Portfolio Initial Class (a)	1,290,604	17,681,280
TOTAL DOMESTIC EQUITY FUNDS
(Cost $168,093,663)		268,929,141

International Equity Funds - 20.5%
VIP Emerging Markets Portfolio Initial Class (a)	4,409,040	50,307,147
VIP Overseas Portfolio Initial Class (a)	4,428,044	99,276,755
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $105,546,567)		149,583,902

Bond Funds - 33.0%
Fidelity Inflation-Protected Bond Index Fund Institutional Class (a)	2,810,990	27,603,926
Fidelity Long-Term Treasury Bond Index Fund Institutional Class (a)	1,793,085	22,772,174
VIP High Income Portfolio Initial Class (a)	2,696,031	14,504,647
VIP Investment Grade Bond Portfolio Initial Class (a)	14,090,649	175,851,301
TOTAL BOND FUNDS
(Cost $244,746,196)		240,732,048

Short-Term Funds - 9.8%
VIP Government Money Market Portfolio Initial Class 1.71% (a)(b)
(Cost $71,586,875)	71,586,875	71,586,875
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $589,973,301)		730,831,966
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(535,565)
NET ASSETS - 100%		$730,296,401

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5
Total	$5

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund Institutional Class	$--	$27,603,926	$--	$242	$--	$--	$27,603,926
Fidelity Long-Term Treasury Bond Index Fund Institutional Class	16,414,453	8,313,920	1,381,476	258,711	(39,576)	(535,147)	22,772,174
VIP Contrafund Portfolio Initial Class	51,180,559	5,424,175	6,824,400	4,338,139	745,177	(3,395,646)	47,129,865
VIP Emerging Markets Portfolio Initial Class	53,405,909	6,906,276	6,667,382	28,910	1,081,017	(4,418,673)	50,307,147
VIP Equity-Income Portfolio Initial Class	53,960,420	5,406,004	6,235,751	2,425,632	82,406	(3,680,918)	49,532,161
VIP Government Money Market Portfolio Initial Class 1.71%	83,819,484	6,343,200	18,575,809	571,390	--	--	71,586,875
VIP Growth & Income Portfolio Initial Class	61,900,208	5,850,857	8,367,352	3,336,774	1,064,105	(4,117,436)	56,330,382
VIP Growth Portfolio Initial Class	52,116,402	8,289,322	9,910,761	7,178,318	2,023,263	(4,148,240)	48,369,986
VIP High Income Portfolio Initial Class	15,320,487	924,421	1,536,537	141,285	(30,266)	(173,458)	14,504,647
VIP Investment Grade Bond Portfolio Initial Class	200,510,616	17,342,469	36,795,397	2,058,831	(1,022,066)	(4,184,321)	175,851,301
VIP Mid Cap Portfolio Initial Class	14,996,962	1,555,298	2,080,014	1,238,893	178,832	(964,739)	13,686,339
VIP Overseas Portfolio Initial Class	109,627,518	4,045,428	12,527,501	37,014	1,700,955	(3,569,645)	99,276,755
VIP Value Portfolio Initial Class	39,644,129	2,640,952	4,561,364	1,398,400	292,740	(1,817,329)	36,199,128
VIP Value Strategies Portfolio Initial Class	19,360,794	1,233,242	2,165,232	608,129	20,060	(767,584)	17,681,280
Total	$772,257,941	$101,879,490	$117,628,976	$23,620,668	$6,096,647	$(31,773,136)	$730,831,966

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2020 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $589,973,301)	$730,831,966
Total Investment in Securities (cost $589,973,301)		$730,831,966
Receivable for investments sold		31,689,235
Receivable for fund shares sold		225,080
Total assets		762,746,281
Liabilities
Payable to custodian bank	$52
Payable for investments purchased	31,556,609
Payable for fund shares redeemed	770,676
Distribution and service plan fees payable	122,543
Total liabilities		32,449,880
Net Assets		$730,296,401
Net Assets consist of:
Paid in capital		$562,399,657
Undistributed net investment income		1,587,799
Accumulated undistributed net realized gain (loss) on investments		25,450,280
Net unrealized appreciation (depreciation) on investments		140,858,665
Net Assets		$730,296,401
Initial Class:
Net Asset Value, offering price and redemption price per share ($72,011,692 ÷ 5,299,263 shares)		$13.59
Service Class:
Net Asset Value, offering price and redemption price per share ($135,988,619 ÷ 10,040,988 shares)		$13.54
Service Class 2:
Net Asset Value, offering price and redemption price per share ($522,296,090 ÷ 38,722,349 shares)		$13.49

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,361,879
Income from Fidelity Central Funds		5
Total income		2,361,884
Expenses
Distribution and service plan fees	$750,136
Independent trustees' fees and expenses	2,358
Total expenses before reductions	752,494
Expense reductions	(5)
Total expenses after reductions		752,489
Net investment income (loss)		1,609,395
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	6,096,647
Capital gain distributions from underlying funds:
Affiliated issuers	21,258,789
Total net realized gain (loss)		27,355,436
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(31,773,136)
Total change in net unrealized appreciation (depreciation)		(31,773,136)
Net gain (loss)		(4,417,700)
Net increase (decrease) in net assets resulting from operations		$(2,808,305)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,609,395	$9,965,308
Net realized gain (loss)	27,355,436	27,977,499
Change in net unrealized appreciation (depreciation)	(31,773,136)	74,412,671
Net increase (decrease) in net assets resulting from operations	(2,808,305)	112,355,478
Distributions to shareholders from net investment income	(55,041)	(9,886,534)
Distributions to shareholders from net realized gain	(22,071,233)	(20,593,383)
Total distributions	(22,126,274)	(30,479,917)
Share transactions - net increase (decrease)	(16,904,756)	(13,668,503)
Total increase (decrease) in net assets	(41,839,335)	68,207,058
Net Assets
Beginning of period	772,135,736	703,928,678
End of period	$730,296,401	$772,135,736
Other Information
Undistributed net investment income end of period	$1,587,799	$33,445

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2020 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.03	$12.56	$12.44	$12.77	$12.61	$11.21
Income from Investment Operations
Net investment income (loss)A	.04	.21	.18	.24	.22	.22
Net realized and unrealized gain (loss)	(.08)	1.84	.53	(.27)	.38	1.56
Total from investment operations	(.04)	2.05	.71	(.03)	.60	1.78
Distributions from net investment income	–B	(.21)	(.19)	(.24)	(.22)	(.22)
Distributions from net realized gain	(.40)	(.37)	(.39)	(.06)	(.23)	(.16)
Total distributions	(.40)	(.58)	(.59)C	(.30)	(.44)D	(.38)
Net asset value, end of period	$13.59	$14.03	$12.56	$12.44	$12.77	$12.61
Total ReturnE,F,G	(.29)%	16.62%	6.12%	(.27)%	4.82%	16.01%
Ratios to Average Net AssetsH,I
Expenses before reductionsJ	- %K	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %J,K	-%	-%	-%	-%	-%
Expenses net of all reductions	- %J,K	-%	-%	-%	-%	-%
Net investment income (loss)	.62%K	1.54%	1.50%	1.84%	1.70%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$72,012	$75,021	$63,131	$87,496	$101,533	$91,328
Portfolio turnover rateH	27%K	21%	19%	17%	15%	20%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.59 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.393 per share.

 D Total distributions of $.44 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.227 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Amount represents less than .005%.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2020 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.99	$12.53	$12.41	$12.74	$12.59	$11.19
Income from Investment Operations
Net investment income (loss)A	.04	.19	.17	.23	.20	.21
Net realized and unrealized gain (loss)	(.09)	1.84	.53	(.27)	.38	1.56
Total from investment operations	(.05)	2.03	.70	(.04)	.58	1.77
Distributions from net investment income	–B	(.20)	(.18)	(.23)	(.21)	(.21)
Distributions from net realized gain	(.40)	(.37)	(.39)	(.06)	(.23)	(.16)
Total distributions	(.40)	(.57)	(.58)C	(.29)	(.43)D	(.37)
Net asset value, end of period	$13.54	$13.99	$12.53	$12.41	$12.74	$12.59
Total ReturnE,F,G	(.37)%	16.47%	6.04%	(.37)%	4.66%	15.95%
Ratios to Average Net AssetsH,I
Expenses before reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.52%J	1.44%	1.40%	1.74%	1.60%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$135,989	$140,686	$109,279	$94,022	$76,679	$65,867
Portfolio turnover rateH	27%J	21%	19%	17%	15%	20%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.58 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.393 per share.

 D Total distributions of $.43 per share is comprised of distributions from net investment income of $.205 and distributions from net realized gain of $.227 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2020 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.94	$12.49	$12.38	$12.70	$12.54	$11.16
Income from Investment Operations
Net investment income (loss)A	.03	.17	.15	.21	.18	.19
Net realized and unrealized gain (loss)	(.08)	1.83	.51	(.27)	.39	1.54
Total from investment operations	(.05)	2.00	.66	(.06)	.57	1.73
Distributions from net investment income	–B	(.17)	(.16)	(.21)	(.18)	(.19)
Distributions from net realized gain	(.40)	(.37)	(.39)	(.06)	(.23)	(.16)
Total distributions	(.40)	(.55)C	(.55)	(.26)D	(.41)	(.35)
Net asset value, end of period	$13.49	$13.94	$12.49	$12.38	$12.70	$12.54
Total ReturnE,F,G	(.37)%	16.26%	5.80%	(.46)%	4.60%	15.63%
Ratios to Average Net AssetsH,I
Expenses before reductions	.25%J	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%J	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%J	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.37%J	1.29%	1.25%	1.59%	1.45%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$522,296	$556,429	$531,518	$549,528	$583,496	$582,722
Portfolio turnover rateH	27%J	21%	19%	17%	15%	20%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.55 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.371 per share.

 D Total distributions of $.26 per share is comprised of distributions from net investment income of $.208 and distributions from net realized gain of $.056 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2025 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2018

% of fund's net assets
VIP Investment Grade Bond Portfolio Initial Class	20.6
VIP Overseas Portfolio Initial Class	14.9
VIP Growth & Income Portfolio Initial Class	8.6
VIP Equity-Income Portfolio Initial Class	7.5
VIP Emerging Markets Portfolio Initial Class	7.4
VIP Growth Portfolio Initial Class	7.4
VIP Contrafund Portfolio Initial Class	7.2
VIP Government Money Market Portfolio Initial Class 1.71%	7.0
VIP Value Portfolio Initial Class	5.5
Fidelity Long-Term Treasury Bond Index Fund Institutional Class	3.6
89.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	41.0%
International Equity Funds	22.3%
Bond Funds	29.6%
Short-Term Funds	7.0%
Net Other Assets (Liabilities)	0.1%

VIP Freedom 2025 Portfolio℠

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 41.0%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	363,137	$12,945,851
VIP Equity-Income Portfolio Initial Class (a)	612,046	13,605,790
VIP Growth & Income Portfolio Initial Class (a)	720,367	15,473,492
VIP Growth Portfolio Initial Class (a)	190,730	13,286,246
VIP Mid Cap Portfolio Initial Class (a)	102,747	3,759,511
VIP Value Portfolio Initial Class (a)	633,756	9,943,637
VIP Value Strategies Portfolio Initial Class (a)	354,522	4,856,956
TOTAL DOMESTIC EQUITY FUNDS
(Cost $57,067,847)		73,871,483

International Equity Funds - 22.3%
VIP Emerging Markets Portfolio Initial Class (a)	1,165,204	13,294,980
VIP Overseas Portfolio Initial Class (a)	1,198,547	26,871,418
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $31,143,380)		40,166,398

Bond Funds - 29.6%
Fidelity Inflation-Protected Bond Index Fund Institutional Class (a)	618,982	6,078,403
Fidelity Long-Term Treasury Bond Index Fund Institutional Class (a)	513,347	6,519,510
VIP High Income Portfolio Initial Class (a)	663,709	3,570,753
VIP Investment Grade Bond Portfolio Initial Class (a)	2,974,196	37,117,967
TOTAL BOND FUNDS
(Cost $54,001,620)		53,286,633

Short-Term Funds - 7.0%
VIP Government Money Market Portfolio Initial Class 1.71% (a)(b)
(Cost $12,670,137)	12,670,137	12,670,137
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $154,882,984)		179,994,651
NET OTHER ASSETS (LIABILITIES) - 0.1%		91,898
NET ASSETS - 100%		$180,086,549

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund Institutional Class	$--	$6,078,403	$--	$53	$--	$--	$6,078,403
Fidelity Long-Term Treasury Bond Index Fund Institutional Class	--	6,368,673	51,600	18,861	(324)	202,761	6,519,510
Fidelity Long-Term Treasury Bond Index Fund Premium Class	3,650,639	685,364	4,035,283	42,284	(314,111)	13,391	--
VIP Contrafund Portfolio Initial Class	12,529,525	2,614,817	1,537,749	1,083,819	21,853	(682,595)	12,945,851
VIP Emerging Markets Portfolio Initial Class	12,602,774	2,942,670	1,367,439	6,995	116,165	(999,190)	13,294,980
VIP Equity-Income Portfolio Initial Class	13,210,302	2,698,539	1,408,068	603,958	(1,785)	(893,198)	13,605,790
VIP Government Money Market Portfolio Initial Class 1.71%	14,325,459	2,644,227	4,299,549	102,193	--	--	12,670,137
VIP Growth & Income Portfolio Initial Class	15,154,989	2,958,235	1,890,034	831,726	47,572	(797,270)	15,473,492
VIP Growth Portfolio Initial Class	12,758,175	3,362,403	2,324,602	1,796,540	162,454	(672,184)	13,286,246
VIP High Income Portfolio Initial Class	3,385,124	564,611	333,137	31,819	(2,213)	(43,632)	3,570,753
VIP Investment Grade Bond Portfolio Initial Class	38,578,058	7,574,739	8,028,198	405,393	(176,853)	(829,779)	37,117,967
VIP Mid Cap Portfolio Initial Class	3,671,517	754,770	472,839	307,518	18,488	(212,425)	3,759,511
VIP Overseas Portfolio Initial Class	26,477,607	3,700,795	2,799,140	9,096	51,081	(558,925)	26,871,418
VIP Value Portfolio Initial Class	9,705,542	1,652,474	1,043,470	347,796	(2,603)	(368,306)	9,943,637
VIP Value Strategies Portfolio Initial Class	4,739,668	774,321	477,804	151,823	(8,028)	(171,201)	4,856,956
Total	$170,789,379	$45,375,041	$30,068,912	$5,739,874	$(88,304)	$(6,012,553)	$179,994,651

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2025 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $154,882,984)	$179,994,651
Total Investment in Securities (cost $154,882,984)		$179,994,651
Receivable for investments sold		7,756,863
Receivable for fund shares sold		169,162
Total assets		187,920,676
Liabilities
Payable to custodian bank	$52
Payable for investments purchased	7,375,382
Payable for fund shares redeemed	438,413
Distribution and service plan fees payable	20,280
Total liabilities		7,834,127
Net Assets		$180,086,549
Net Assets consist of:
Paid in capital		$150,085,457
Undistributed net investment income		375,539
Accumulated undistributed net realized gain (loss) on investments		4,513,886
Net unrealized appreciation (depreciation) on investments		25,111,667
Net Assets		$180,086,549
Initial Class:
Net Asset Value, offering price and redemption price per share ($38,005,020 ÷ 2,646,060 shares)		$14.36
Service Class:
Net Asset Value, offering price and redemption price per share ($75,390,867 ÷ 5,264,753 shares)		$14.32
Service Class 2:
Net Asset Value, offering price and redemption price per share ($66,690,662 ÷ 4,682,761 shares)		$14.24

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$499,621
Expenses
Distribution and service plan fees	$117,385
Independent trustees' fees and expenses	531
Total expenses before reductions	117,916
Expense reductions	(2)
Total expenses after reductions		117,914
Net investment income (loss)		381,707
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(88,304)
Capital gain distributions from underlying funds:
Affiliated issuers	5,240,253
Total net realized gain (loss)		5,151,949
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(6,012,553)
Total change in net unrealized appreciation (depreciation)		(6,012,553)
Net gain (loss)		(860,604)
Net increase (decrease) in net assets resulting from operations		$(478,897)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$381,707	$2,257,138
Net realized gain (loss)	5,151,949	4,502,309
Change in net unrealized appreciation (depreciation)	(6,012,553)	18,457,939
Net increase (decrease) in net assets resulting from operations	(478,897)	25,217,386
Distributions to shareholders from net investment income	(23,747)	(2,239,558)
Distributions to shareholders from net realized gain	(2,968,375)	(4,161,373)
Total distributions	(2,992,122)	(6,400,931)
Share transactions - net increase (decrease)	12,786,585	16,381,610
Total increase (decrease) in net assets	9,315,566	35,198,065
Net Assets
Beginning of period	170,770,983	135,572,918
End of period	$180,086,549	$170,770,983
Other Information
Undistributed net investment income end of period	$375,539	$17,579

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2025 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.64	$12.95	$12.82	$13.16	$12.99	$11.20
Income from Investment Operations
Net investment income (loss)A	.04	.22	.21	.26	.24	.25
Net realized and unrealized gain (loss)	(.07)	2.06	.52	(.28)	.41	1.97
Total from investment operations	(.03)	2.28	.73	(.02)	.65	2.22
Distributions from net investment income	–B	(.21)	(.20)	(.25)	(.22)	(.23)
Distributions from net realized gain	(.25)	(.38)	(.41)	(.07)	(.26)	(.20)
Total distributions	(.25)	(.59)	(.60)C	(.32)	(.48)	(.43)
Net asset value, end of period	$14.36	$14.64	$12.95	$12.82	$13.16	$12.99
Total ReturnD,E,F	(.21)%	17.89%	6.18%	(.18)%	5.06%	19.95%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I,J	-%	-%	-%	-%	-%
Expenses net of all reductions	- %I,J	-%	-%	-%	-%	-%
Net investment income (loss)	.56%J	1.58%	1.65%	1.91%	1.78%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$38,005	$37,773	$27,359	$25,152	$26,137	$24,548
Portfolio turnover rateH	34%J	29%	24%	20%	29%	30%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.60 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.405 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Amount represents less than .005%.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2025 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.61	$12.92	$12.79	$13.14	$12.97	$11.18
Income from Investment Operations
Net investment income (loss)A	.03	.21	.20	.24	.22	.23
Net realized and unrealized gain (loss)	(.07)	2.06	.52	(.28)	.42	1.98
Total from investment operations	(.04)	2.27	.72	(.04)	.64	2.21
Distributions from net investment income	–B	(.20)	(.19)	(.23)	(.21)	(.22)
Distributions from net realized gain	(.25)	(.38)	(.41)	(.07)	(.26)	(.20)
Total distributions	(.25)	(.58)	(.59)C	(.31)D	(.47)	(.42)
Net asset value, end of period	$14.32	$14.61	$12.92	$12.79	$13.14	$12.97
Total ReturnE,F,G	(.28)%	17.84%	6.11%	(.36)%	4.98%	19.89%
Ratios to Average Net AssetsH,I
Expenses before reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.47%J	1.48%	1.55%	1.81%	1.68%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$75,391	$69,430	$48,319	$36,677	$30,291	$21,780
Portfolio turnover rateI	34%J	29%	24%	20%	29%	30%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.59 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.405 per share.

 D Total distributions of $.31 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.072 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of the Underlying Funds.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2025 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.54	$12.87	$12.74	$13.09	$12.92	$11.14
Income from Investment Operations
Net investment income (loss)A	.02	.18	.18	.22	.20	.22
Net realized and unrealized gain (loss)	(.07)	2.04	.52	(.28)	.42	1.96
Total from investment operations	(.05)	2.22	.70	(.06)	.62	2.18
Distributions from net investment income	–B	(.18)	(.17)	(.22)	(.19)	(.20)
Distributions from net realized gain	(.25)	(.38)	(.41)	(.07)	(.26)	(.20)
Total distributions	(.25)	(.55)C	(.57)D	(.29)	(.45)	(.40)
Net asset value, end of period	$14.24	$14.54	$12.87	$12.74	$13.09	$12.92
Total ReturnE,F,G	(.35)%	17.57%	5.98%	(.50)%	4.85%	19.71%
Ratios to Average Net AssetsH,I
Expenses before reductions	.25%J	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%J	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%J	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.32%J	1.33%	1.40%	1.66%	1.53%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$66,691	$63,568	$59,895	$52,321	$49,366	$46,379
Portfolio turnover rateI	34%J	29%	24%	20%	29%	30%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.55 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.378 per share.

 D Total distributions of $.57 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.405 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of the Underlying Funds.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2030 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2018

% of fund's net assets
VIP Overseas Portfolio Initial Class	17.6
VIP Investment Grade Bond Portfolio Initial Class	15.2
VIP Growth & Income Portfolio Initial Class	10.4
VIP Equity-Income Portfolio Initial Class	9.1
VIP Growth Portfolio Initial Class	8.9
VIP Contrafund Portfolio Initial Class	8.7
VIP Emerging Markets Portfolio Initial Class	8.4
VIP Value Portfolio Initial Class	6.6
Fidelity Long-Term Treasury Bond Index Fund Institutional Class	3.8
VIP Value Strategies Portfolio Initial Class	3.2
91.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	49.4%
International Equity Funds	26.0%
Bond Funds	23.0%
Short-Term Funds	1.6%

VIP Freedom 2030 Portfolio℠

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.4%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	847,779	$30,223,324
VIP Equity-Income Portfolio Initial Class (a)	1,428,883	31,764,065
VIP Growth & Income Portfolio Initial Class (a)	1,681,796	36,124,967
VIP Growth Portfolio Initial Class (a)	445,270	31,017,515
VIP Mid Cap Portfolio Initial Class (a)	239,876	8,777,057
VIP Value Portfolio Initial Class (a)	1,479,592	23,214,794
VIP Value Strategies Portfolio Initial Class (a)	827,683	11,339,257
TOTAL DOMESTIC EQUITY FUNDS
(Cost $130,583,965)		172,460,979

International Equity Funds - 26.0%
VIP Emerging Markets Portfolio Initial Class (a)	2,562,172	29,234,380
VIP Overseas Portfolio Initial Class (a)	2,734,612	61,310,004
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $69,757,554)		90,544,384

Bond Funds - 23.0%
Fidelity Inflation-Protected Bond Index Fund Premium Class (a)	723,930	7,108,989
Fidelity Long-Term Treasury Bond Index Fund Institutional Class (a)	1,029,331	13,072,509
VIP High Income Portfolio Initial Class (a)	1,285,201	6,914,382
VIP Investment Grade Bond Portfolio Initial Class (a)	4,260,937	53,176,492
TOTAL BOND FUNDS
(Cost $81,573,258)		80,272,372

Short-Term Funds - 1.6%
VIP Government Money Market Portfolio Initial Class 1.71% (a)(b)
(Cost $5,559,631)	5,559,631	5,559,631
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $287,474,408)		348,837,366
NET OTHER ASSETS (LIABILITIES) - 0.0%		10,248
NET ASSETS - 100%		$348,847,614

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9
Total	$9

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund Premium Class	$--	$7,108,989	$--	$56	$--	$--	$7,108,989
Fidelity Long-Term Treasury Bond Index Fund Institutional Class	6,931,994	6,615,411	299,244	120,156	(4,957)	(170,695)	13,072,509
VIP Contrafund Portfolio Initial Class	29,317,748	5,449,988	2,942,923	2,564,589	(41,279)	(1,560,210)	30,223,324
VIP Emerging Markets Portfolio Initial Class	27,716,095	5,751,752	2,289,140	15,521	88,581	(2,032,908)	29,234,380
VIP Equity-Income Portfolio Initial Class	30,909,026	5,110,452	2,092,527	1,434,693	(48,532)	(2,114,354)	31,764,065
VIP Government Money Market Portfolio Initial Class 1.71%	8,479,638	1,265,096	4,185,103	54,457	--	--	5,559,631
VIP Growth & Income Portfolio Initial Class	35,453,755	5,927,645	3,423,125	1,973,110	(33,494)	(1,799,814)	36,124,967
VIP Growth Portfolio Initial Class	29,857,823	7,201,042	4,772,155	4,247,895	134,384	(1,403,579)	31,017,515
VIP High Income Portfolio Initial Class	6,529,336	998,864	522,301	62,378	(7,035)	(84,482)	6,914,382
VIP Investment Grade Bond Portfolio Initial Class	51,771,229	12,014,616	9,234,859	567,970	(269,363)	(1,105,131)	53,176,492
VIP Mid Cap Portfolio Initial Class	8,590,580	1,571,845	911,835	731,244	(3,977)	(469,556)	8,777,057
VIP Overseas Portfolio Initial Class	60,533,247	6,436,253	4,456,297	21,107	10,440	(1,213,639)	61,310,004
VIP Value Portfolio Initial Class	22,709,068	3,115,590	1,695,605	826,900	(27,337)	(886,922)	23,214,794
VIP Value Strategies Portfolio Initial Class	11,091,130	1,493,583	804,378	360,174	(24,309)	(416,769)	11,339,257
Total	$329,890,669	$70,061,126	$37,629,492	$12,980,250	$(226,878)	$(13,258,059)	$348,837,366

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2030 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $287,474,408)	$348,837,366
Total Investment in Securities (cost $287,474,408)		$348,837,366
Receivable for investments sold		9,892,671
Receivable for fund shares sold		404,548
Total assets		359,134,585
Liabilities
Payable to custodian bank	$25
Payable for investments purchased	9,871,710
Payable for fund shares redeemed	373,633
Distribution and service plan fees payable	41,603
Total liabilities		10,286,971
Net Assets		$348,847,614
Net Assets consist of:
Paid in capital		$277,599,582
Undistributed net investment income		544,065
Accumulated undistributed net realized gain (loss) on investments		9,341,009
Net unrealized appreciation (depreciation) on investments		61,362,958
Net Assets		$348,847,614
Initial Class:
Net Asset Value, offering price and redemption price per share ($77,064,996 ÷ 5,369,577 shares)		$14.35
Service Class:
Net Asset Value, offering price and redemption price per share ($122,439,429 ÷ 8,551,784 shares)		$14.32
Service Class 2:
Net Asset Value, offering price and redemption price per share ($149,343,189 ÷ 10,474,050 shares)		$14.26

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$805,167
Income from Fidelity Central Funds		9
Total income		805,176
Expenses
Distribution and service plan fees	$242,277
Independent trustees' fees and expenses	1,012
Total expenses before reductions	243,289
Expense reductions	(5)
Total expenses after reductions		243,284
Net investment income (loss)		561,892
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(226,878)
Capital gain distributions from underlying funds:
Affiliated issuers	12,175,083
Total net realized gain (loss)		11,948,205
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(13,258,059)
Total change in net unrealized appreciation (depreciation)		(13,258,059)
Net gain (loss)		(1,309,854)
Net increase (decrease) in net assets resulting from operations		$(747,962)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$561,892	$3,915,464
Net realized gain (loss)	11,948,205	10,046,374
Change in net unrealized appreciation (depreciation)	(13,258,059)	41,102,303
Net increase (decrease) in net assets resulting from operations	(747,962)	55,064,141
Distributions to shareholders from net investment income	(46,164)	(3,887,127)
Distributions to shareholders from net realized gain	(7,132,298)	(10,287,699)
Total distributions	(7,178,462)	(14,174,826)
Share transactions - net increase (decrease)	26,921,319	28,000,979
Total increase (decrease) in net assets	18,994,895	68,890,294
Net Assets
Beginning of period	329,852,719	260,962,425
End of period	$348,847,614	$329,852,719
Other Information
Undistributed net investment income end of period	$544,065	$28,337

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2030 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.67	$12.75	$12.68	$13.01	$12.84	$10.88
Income from Investment Operations
Net investment income (loss)A	.03	.20	.18	.22	.22	.22
Net realized and unrealized gain (loss)	(.04)	2.41	.57	(.25)	.41	2.12
Total from investment operations	(.01)	2.61	.75	(.03)	.63	2.34
Distributions from net investment income	–B	(.20)	(.19)	(.23)	(.21)	(.21)
Distributions from net realized gain	(.31)	(.49)	(.49)	(.07)	(.25)	(.17)
Total distributions	(.31)	(.69)	(.68)	(.30)	(.46)	(.38)
Net asset value, end of period	$14.35	$14.67	$12.75	$12.68	$13.01	$12.84
Total ReturnC,D,E	(.08)%	20.96%	6.61%	(.24)%	4.96%	21.66%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	- %I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %H,I	-%	-%	-%	-%	-%
Expenses net of all reductions	- %H,I	-%	-%	-%	-%	-%
Net investment income (loss)	.47%I	1.48%	1.42%	1.66%	1.70%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$77,065	$74,247	$57,779	$68,661	$72,243	$64,173
Portfolio turnover rateF	22%I	26%	25%	26%	18%	30%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amount represents less than .005%.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2030 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.64	$12.73	$12.66	$12.99	$12.82	$10.87
Income from Investment Operations
Net investment income (loss)A	.03	.19	.16	.21	.21	.21
Net realized and unrealized gain (loss)	(.04)	2.40	.58	(.25)	.41	2.11
Total from investment operations	(.01)	2.59	.74	(.04)	.62	2.32
Distributions from net investment income	–B	(.19)	(.17)	(.22)	(.19)	(.20)
Distributions from net realized gain	(.31)	(.49)	(.49)	(.07)	(.25)	(.17)
Total distributions	(.31)	(.68)	(.67)C	(.29)	(.45)D	(.37)
Net asset value, end of period	$14.32	$14.64	$12.73	$12.66	$12.99	$12.82
Total ReturnE,F,G	(.08)%	20.82%	6.52%	(.34)%	4.86%	21.50%
Ratios to Average Net AssetsH,I
Expenses before reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.37%J	1.38%	1.32%	1.56%	1.60%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$122,439	$111,029	$70,501	$59,096	$53,484	$46,868
Portfolio turnover rateH	22%J	26%	25%	26%	18%	30%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.67 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.494 per share.

 D Total distributions of $.45 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.254 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2030 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.60	$12.69	$12.62	$12.95	$12.78	$10.83
Income from Investment Operations
Net investment income (loss)A	.02	.17	.14	.19	.19	.19
Net realized and unrealized gain (loss)	(.05)	2.40	.58	(.25)	.41	2.11
Total from investment operations	(.03)	2.57	.72	(.06)	.60	2.30
Distributions from net investment income	–B	(.16)	(.15)	(.20)	(.18)	(.18)
Distributions from net realized gain	(.31)	(.49)	(.49)	(.07)	(.25)	(.17)
Total distributions	(.31)	(.66)C	(.65)D	(.27)	(.43)	(.35)
Net asset value, end of period	$14.26	$14.60	$12.69	$12.62	$12.95	$12.78
Total ReturnE,F,G	(.22)%	20.69%	6.37%	(.53)%	4.74%	21.41%
Ratios to Average Net AssetsH,I
Expenses before reductions	.25%J	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%J	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%J	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.22%J	1.23%	1.17%	1.41%	1.45%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$149,343	$144,577	$132,682	$133,978	$151,268	$131,930
Portfolio turnover rateH	22%J	26%	25%	26%	18%	30%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.66 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.494 per share.

 D Total distributions of $.65 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.494 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2035 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2018

% of fund's net assets
VIP Overseas Portfolio Initial Class	20.4
VIP Growth & Income Portfolio Initial Class	12.2
VIP Equity-Income Portfolio Initial Class	10.7
VIP Growth Portfolio Initial Class	10.5
VIP Contrafund Portfolio Initial Class	10.2
VIP Emerging Markets Portfolio Initial Class	9.3
VIP Value Portfolio Initial Class	7.8
VIP Value Strategies Portfolio Initial Class	3.8
Fidelity Long-Term Treasury Bond Index Fund Premium Class	3.8
VIP Mid Cap Portfolio Initial Class	3.0
91.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	58.2%
International Equity Funds	29.7%
Bond Funds	10.5%
Short-Term Funds	1.6%

VIP Freedom 2035 Portfolio℠

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 58.2%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	196,295	$6,997,918
VIP Equity-Income Portfolio Initial Class (a)	330,847	7,354,723
VIP Growth & Income Portfolio Initial Class (a)	389,418	8,364,706
VIP Growth Portfolio Initial Class (a)	103,095	7,181,630
VIP Mid Cap Portfolio Initial Class (a)	55,543	2,032,316
VIP Value Portfolio Initial Class (a)	342,600	5,375,398
VIP Value Strategies Portfolio Initial Class (a)	191,653	2,625,644
TOTAL DOMESTIC EQUITY FUNDS
(Cost $37,444,370)		39,932,335

International Equity Funds - 29.7%
VIP Emerging Markets Portfolio Initial Class (a)	562,071	6,413,227
VIP Overseas Portfolio Initial Class (a)	623,287	13,974,095
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $17,740,768)		20,387,322

Bond Funds - 10.5%
Fidelity Inflation-Protected Bond Index Fund Premium Class (a)	141,761	1,392,097
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	202,074	2,566,335
VIP High Income Portfolio Initial Class (a)	252,438	1,358,117
VIP Investment Grade Bond Portfolio Initial Class (a)	149,142	1,861,289
TOTAL BOND FUNDS
(Cost $7,214,123)		7,177,838

Short-Term Funds - 1.6%
Fidelity Cash Central Fund, 1.93% (b)	4	4
VIP Government Money Market Portfolio Initial Class 1.71% (a)(c)	1,092,001	1,092,001
TOTAL SHORT-TERM FUNDS
(Cost $1,092,005)		1,092,005
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $63,491,266)		68,589,500
NET OTHER ASSETS (LIABILITIES) - 0.0%		17,234
NET ASSETS - 100%		$68,606,734

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9
Total	$9

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund Premium Class	$--	$1,392,097	$--	$11	$--	$--	$1,392,097
Fidelity Long-Term Treasury Bond Index Fund Premium Class	1,177,241	1,478,863	63,625	21,653	(1,013)	(25,131)	2,566,335
VIP Contrafund Portfolio Initial Class	5,802,256	2,101,653	579,180	519,180	(12,246)	(314,565)	6,997,918
VIP Emerging Markets Portfolio Initial Class	5,212,454	2,029,154	405,761	3,003	(972)	(421,648)	6,413,227
VIP Equity-Income Portfolio Initial Class	6,117,469	2,096,191	422,460	289,337	(4,750)	(431,727)	7,354,723
VIP Government Money Market Portfolio Initial Class 1.71%	1,444,288	441,158	793,445	9,818	--	--	1,092,001
VIP Growth & Income Portfolio Initial Class	7,016,521	2,397,426	683,607	398,453	(16,044)	(349,590)	8,364,706
VIP Growth Portfolio Initial Class	5,909,386	2,480,011	960,075	860,548	(21,464)	(226,228)	7,181,630
VIP High Income Portfolio Initial Class	1,112,102	372,724	110,881	10,825	(1,034)	(14,794)	1,358,117
VIP Investment Grade Bond Portfolio Initial Class	2,265,710	1,371,016	1,715,321	26,435	(46,077)	(14,039)	1,861,289
VIP Mid Cap Portfolio Initial Class	1,700,145	608,661	180,924	147,321	(3,719)	(91,847)	2,032,316
VIP Overseas Portfolio Initial Class	11,820,636	3,321,744	891,368	4,198	(4,202)	(272,715)	13,974,095
VIP Value Portfolio Initial Class	4,494,560	1,439,611	378,741	166,622	(6,609)	(173,423)	5,375,398
VIP Value Strategies Portfolio Initial Class	2,195,286	691,830	177,881	72,730	(3,463)	(80,128)	2,625,644
Total	$56,268,054	$22,222,139	$7,363,269	$2,530,134	$(121,593)	$(2,415,835)	$68,589,496

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2035 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $4)	$4
Other affiliated issuers (cost $63,491,262)	68,589,496
Total Investment in Securities (cost $63,491,266)		$68,589,500
Cash		5
Receivable for investments sold		1,959,040
Receivable for fund shares sold		122,153
Total assets		70,670,698
Liabilities
Payable for investments purchased	$2,030,547
Payable for fund shares redeemed	22,418
Distribution and service plan fees payable	10,999
Total liabilities		2,063,964
Net Assets		$68,606,734
Net Assets consist of:
Paid in capital		$61,391,168
Undistributed net investment income		62,464
Accumulated undistributed net realized gain (loss) on investments		2,054,868
Net unrealized appreciation (depreciation) on investments		5,098,234
Net Assets		$68,606,734
Initial Class:
Net Asset Value, offering price and redemption price per share ($7,775,363 ÷ 344,821 shares)		$22.55
Service Class:
Net Asset Value, offering price and redemption price per share ($13,250,298 ÷ 588,927 shares)		$22.50
Service Class 2:
Net Asset Value, offering price and redemption price per share ($47,581,073 ÷ 2,126,772 shares)		$22.37

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$122,581
Income from Fidelity Central Funds		9
Total income		122,590
Expenses
Distribution and service plan fees	$59,954
Independent trustees' fees and expenses	173
Total expenses before reductions	60,127
Expense reductions	(1)
Total expenses after reductions		60,126
Net investment income (loss)		62,464
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(121,593)
Capital gain distributions from underlying funds:
Affiliated issuers	2,407,553
Total net realized gain (loss)		2,285,960
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(2,415,835)
Total change in net unrealized appreciation (depreciation)		(2,415,835)
Net gain (loss)		(129,875)
Net increase (decrease) in net assets resulting from operations		$(67,411)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$62,464	$546,226
Net realized gain (loss)	2,285,960	1,505,660
Change in net unrealized appreciation (depreciation)	(2,415,835)	7,128,449
Net increase (decrease) in net assets resulting from operations	(67,411)	9,180,335
Distributions to shareholders from net investment income	–	(542,643)
Distributions to shareholders from net realized gain	(931,392)	(1,421,671)
Total distributions	(931,392)	(1,964,314)
Share transactions - net increase (decrease)	13,346,466	12,393,101
Total increase (decrease) in net assets	12,347,663	19,609,122
Net Assets
Beginning of period	56,259,071	36,649,949
End of period	$68,606,734	$56,259,071
Other Information
Undistributed net investment income end of period	$62,464	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2035 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$22.88	$19.39	$19.05	$19.52	$19.16	$15.76
Income from Investment Operations
Net investment income (loss)A	.05	.30	.31	.39	.39	.66
Net realized and unrealized gain (loss)	(.02)	4.14	.88	(.44)	.55	3.24
Total from investment operations	.03	4.44	1.19	(.05)	.94	3.90
Distributions from net investment income	–	(.27)	(.26)	(.32)	(.29)	(.29)
Distributions from net realized gain	(.36)	(.69)	(.60)	(.10)	(.29)	(.20)
Total distributions	(.36)	(.95)B	(.85)C	(.42)	(.58)	(.50)D
Net asset value, end of period	$22.55	$22.88	$19.39	$19.05	$19.52	$19.16
Total ReturnE,F,G	.13%	23.35%	6.87%	(.31)%	4.93%	24.84%
Ratios to Average Net AssetsH,I
Expenses before reductionsJ	- %K	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %J,K	-%	-%	-%	-%	-%
Expenses net of all reductions	- %J,K	-%	-%	-%	-%	-%
Net investment income (loss)	.40%K	1.42%	1.65%	1.98%	2.02%	3.72%
Supplemental Data
Net assets, end of period (000 omitted)	$7,775	$6,197	$3,522	$1,545	$539	$1,054
Portfolio turnover rateH	24%K	25%	18%	22%	26%	31%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.95 per share is comprised of distributions from net investment income of $.266 and distributions from net realized gain of $.685 per share.

 C Total distributions of $.85 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $.599 per share.

 D Total distributions of $.50 per share is comprised of distributions from net investment income of $.292 and distributions from net realized gain of $.204 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Amount represents less than .005%.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2035 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$22.84	$19.36	$19.04	$19.51	$19.15	$15.76
Income from Investment Operations
Net investment income (loss)A	.03	.28	.29	.37	.38	.64
Net realized and unrealized gain (loss)	(.01)	4.13	.87	(.44)	.55	3.24
Total from investment operations	.02	4.41	1.16	(.07)	.93	3.88
Distributions from net investment income	–	(.25)	(.24)	(.30)	(.28)	(.28)
Distributions from net realized gain	(.36)	(.69)	(.60)	(.10)	(.29)	(.20)
Total distributions	(.36)	(.93)B	(.84)	(.40)	(.57)	(.49)C
Net asset value, end of period	$22.50	$22.84	$19.36	$19.04	$19.51	$19.15
Total ReturnD,E,F	.08%	23.24%	6.70%	(.40)%	4.87%	24.72%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.30%I	1.32%	1.55%	1.88%	1.92%	3.62%
Supplemental Data
Net assets, end of period (000 omitted)	$13,250	$8,385	$4,661	$2,010	$1,639	$289
Portfolio turnover rateG	24%I	25%	18%	22%	26%	31%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.93 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $.685 per share.

 C Total distributions of $.49 per share is comprised of distributions from net investment income of $.283 and distributions from net realized gain of $.204 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2035 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$22.73	$19.27	$18.96	$19.43	$19.09	$15.73
Income from Investment Operations
Net investment income (loss)A	.02	.25	.26	.34	.34	.62
Net realized and unrealized gain (loss)	(.02)	4.11	.86	(.43)	.54	3.22
Total from investment operations	–B	4.36	1.12	(.09)	.88	3.84
Distributions from net investment income	–	(.22)	(.22)	(.28)	(.26)	(.27)
Distributions from net realized gain	(.36)	(.69)	(.60)	(.10)	(.29)	(.20)
Total distributions	(.36)	(.90)C	(.81)D	(.38)	(.54)E	(.48)F
Net asset value, end of period	$22.37	$22.73	$19.27	$18.96	$19.43	$19.09
Total ReturnG,H,I	- %J	23.07%	6.52%	(.51)%	4.65%	24.50%
Ratios to Average Net AssetsK,L
Expenses before reductions	.25%M	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%M	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%M	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.15%M	1.17%	1.40%	1.73%	1.77%	3.48%
Supplemental Data
Net assets, end of period (000 omitted)	$47,581	$41,677	$28,467	$20,005	$13,035	$4,423
Portfolio turnover rateK	24%M	25%	18%	22%	26%	31%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.90 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.685 per share.

 D Total distributions of $.81 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.599 per share.

 E Total distributions of $.54 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.287 per share.

 F Total distributions of $.48 per share is comprised of distributions from net investment income of $.271 and distributions from net realized gain of $.204 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Amount represents less than .005%.

 K Amounts do not include the activity of the Underlying Funds.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 M Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2040 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2018

% of fund's net assets
VIP Overseas Portfolio Initial Class	21.0
VIP Growth & Income Portfolio Initial Class	12.7
VIP Equity-Income Portfolio Initial Class	11.1
VIP Growth Portfolio Initial Class	10.9
VIP Contrafund Portfolio Initial Class	10.6
VIP Emerging Markets Portfolio Initial Class	9.5
VIP Value Portfolio Initial Class	8.1
VIP Value Strategies Portfolio Initial Class	4.0
Fidelity Long-Term Treasury Bond Index Fund Premium Class	3.4
VIP Mid Cap Portfolio Initial Class	3.1
94.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.5%
International Equity Funds	30.5%
Bond Funds	7.3%
Short-Term Funds	1.7%

VIP Freedom 2040 Portfolio℠

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.5%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	257,926	$9,195,047
VIP Equity-Income Portfolio Initial Class (a)	434,720	9,663,827
VIP Growth & Income Portfolio Initial Class (a)	511,683	10,990,942
VIP Growth Portfolio Initial Class (a)	135,463	9,436,344
VIP Mid Cap Portfolio Initial Class (a)	72,981	2,670,382
VIP Value Portfolio Initial Class (a)	450,165	7,063,083
VIP Value Strategies Portfolio Initial Class (a)	251,824	3,449,985
TOTAL DOMESTIC EQUITY FUNDS
(Cost $47,390,485)		52,469,610

International Equity Funds - 30.5%
VIP Emerging Markets Portfolio Initial Class (a)	719,853	8,213,521
VIP Overseas Portfolio Initial Class (a)	814,886	18,269,736
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $22,335,791)		26,483,257

Bond Funds - 7.3%
Fidelity Inflation-Protected Bond Index Fund Premium Class (a)	168,020	1,649,961
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	231,785	2,943,674
VIP High Income Portfolio Initial Class (a)	319,087	1,716,690
VIP Investment Grade Bond Portfolio Initial Class (a)	149	1,859
TOTAL BOND FUNDS
(Cost $6,363,434)		6,312,184

Short-Term Funds - 1.7%
VIP Government Money Market Portfolio Initial Class 1.71% (a)(b)
(Cost $1,457,585)	1,457,585	1,457,585
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $77,547,295)		86,722,636
NET OTHER ASSETS (LIABILITIES) - 0.0%		29,662
NET ASSETS - 100%		$86,752,298

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4
Total	$4

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund Premium Class	$--	$1,649,961	$--	$13	$--	$--	$1,649,961
Fidelity Long-Term Treasury Bond Index Fund Premium Class	1,649,863	1,496,848	164,684	28,742	(3,952)	(34,401)	2,943,674
VIP Contrafund Portfolio Initial Class	8,268,140	2,233,759	857,922	723,212	(5,448)	(443,482)	9,195,047
VIP Emerging Markets Portfolio Initial Class	7,375,970	2,115,449	727,517	4,145	7,234	(557,615)	8,213,521
VIP Equity-Income Portfolio Initial Class	8,717,213	2,285,557	736,367	403,045	(5,371)	(597,205)	9,663,827
VIP Government Money Market Portfolio Initial Class 1.71%	2,012,872	530,011	1,085,298	13,169	--	--	1,457,585
VIP Growth & Income Portfolio Initial Class	9,998,142	2,528,870	1,032,224	555,046	(10,465)	(493,381)	10,990,942
VIP Growth Portfolio Initial Class	8,420,941	2,715,136	1,352,308	1,198,740	(13,596)	(333,829)	9,436,344
VIP High Income Portfolio Initial Class	1,549,948	378,236	189,950	14,688	(1,809)	(19,735)	1,716,690
VIP Investment Grade Bond Portfolio Initial Class	1,685,150	469,670	2,107,894	17,416	(37,326)	(7,741)	1,859
VIP Mid Cap Portfolio Initial Class	2,422,433	636,476	257,274	205,220	(981)	(130,272)	2,670,382
VIP Overseas Portfolio Initial Class	16,805,546	3,264,574	1,449,709	5,835	4,470	(355,145)	18,269,736
VIP Value Portfolio Initial Class	6,405,011	1,485,111	578,033	232,106	(2,826)	(246,180)	7,063,083
VIP Value Strategies Portfolio Initial Class	3,128,405	746,218	306,179	101,310	(5,652)	(112,807)	3,449,985
Total	$78,439,634	$22,535,876	$10,845,359	$3,502,687	$(75,722)	$(3,331,793)	$86,722,636

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2040 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $77,547,295)	$86,722,636
Total Investment in Securities (cost $77,547,295)		$86,722,636
Cash		4
Receivable for investments sold		2,047,263
Receivable for fund shares sold		125,997
Total assets		88,895,900
Liabilities
Payable for investments purchased	$2,108,511
Payable for fund shares redeemed	27,328
Distribution and service plan fees payable	7,763
Total liabilities		2,143,602
Net Assets		$86,752,298
Net Assets consist of:
Paid in capital		$74,660,330
Undistributed net investment income		116,340
Accumulated undistributed net realized gain (loss) on investments		2,800,287
Net unrealized appreciation (depreciation) on investments		9,175,341
Net Assets		$86,752,298
Initial Class:
Net Asset Value, offering price and redemption price per share ($19,429,514 ÷ 906,798 shares)		$21.43
Service Class:
Net Asset Value, offering price and redemption price per share ($50,053,496 ÷ 2,341,203 shares)		$21.38
Service Class 2:
Net Asset Value, offering price and redemption price per share ($17,269,288 ÷ 811,120 shares)		$21.29

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$160,864
Income from Fidelity Central Funds		4
Total income		160,868
Expenses
Distribution and service plan fees	$44,292
Independent trustees' fees and expenses	238
Total expenses before reductions	44,530
Expense reductions	(2)
Total expenses after reductions		44,528
Net investment income (loss)		116,340
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(75,722)
Capital gain distributions from underlying funds:
Affiliated issuers	3,341,823
Total net realized gain (loss)		3,266,101
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(3,331,793)
Total change in net unrealized appreciation (depreciation)		(3,331,793)
Net gain (loss)		(65,692)
Net increase (decrease) in net assets resulting from operations		$50,648

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$116,340	$808,261
Net realized gain (loss)	3,266,101	2,237,051
Change in net unrealized appreciation (depreciation)	(3,331,793)	10,038,009
Net increase (decrease) in net assets resulting from operations	50,648	13,083,321
Distributions to shareholders from net investment income	–	(803,474)
Distributions to shareholders from net realized gain	(1,317,803)	(1,932,423)
Total distributions	(1,317,803)	(2,735,897)
Share transactions - net increase (decrease)	9,586,599	18,498,572
Total increase (decrease) in net assets	8,319,444	28,845,996
Net Assets
Beginning of period	78,432,854	49,586,858
End of period	$86,752,298	$78,432,854
Other Information
Undistributed net investment income end of period	$116,340	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2040 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$21.76	$18.39	$18.19	$18.66	$18.35	$15.03
Income from Investment Operations
Net investment income (loss)A	.04	.28	.23	.34	.34	.38
Net realized and unrealized gain (loss)	(.01)	3.98	.88	(.38)	.56	3.41
Total from investment operations	.03	4.26	1.11	(.04)	.90	3.79
Distributions from net investment income	–	(.25)	(.24)	(.31)	(.28)	(.27)
Distributions from net realized gain	(.36)	(.64)	(.67)	(.12)	(.31)	(.19)
Total distributions	(.36)	(.89)	(.91)	(.43)	(.59)	(.47)B
Net asset value, end of period	$21.43	$21.76	$18.39	$18.19	$18.66	$18.35
Total ReturnC,D,E	.13%	23.60%	6.83%	(.26)%	4.91%	25.29%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	- %I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %H,I	-%	-%	-%	-%	-%
Expenses net of all reductions	- %H,I	-%	-%	-%	-%	-%
Net investment income (loss)	.39%I	1.39%	1.29%	1.80%	1.82%	2.26%
Supplemental Data
Net assets, end of period (000 omitted)	$19,430	$16,561	$11,515	$15,388	$15,234	$10,262
Portfolio turnover rateG	26%I	26%	36%	23%	19%	36%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.47 per share is comprised of distributions from net investment income of $.272 and distributions from net realized gain of $.193 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Amount represents less than .005%.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2040 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$21.72	$18.37	$18.17	$18.64	$18.33	$15.02
Income from Investment Operations
Net investment income (loss)A	.03	.26	.21	.32	.32	.36
Net realized and unrealized gain (loss)	(.01)	3.96	.89	(.38)	.56	3.40
Total from investment operations	.02	4.22	1.10	(.06)	.88	3.76
Distributions from net investment income	–	(.23)	(.23)	(.29)	(.27)	(.26)
Distributions from net realized gain	(.36)	(.64)	(.67)	(.12)	(.31)	(.19)
Total distributions	(.36)	(.87)	(.90)	(.41)	(.57)B	(.45)
Net asset value, end of period	$21.38	$21.72	$18.37	$18.17	$18.64	$18.33
Total ReturnC,D,E	.08%	23.42%	6.75%	(.35)%	4.83%	25.16%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%H	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%H	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.29%H	1.29%	1.19%	1.70%	1.72%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$50,053	$45,492	$22,986	$18,401	$12,905	$9,076
Portfolio turnover rateG	26%H	26%	36%	23%	19%	36%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.57 per share is comprised of distributions from net investment income of $.266 and distributions from net realized gain of $.305 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2040 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$21.65	$18.30	$18.12	$18.59	$18.29	$15.00
Income from Investment Operations
Net investment income (loss)A	.02	.23	.18	.29	.29	.34
Net realized and unrealized gain (loss)	(.02)	3.95	.87	(.38)	.56	3.39
Total from investment operations	–B	4.18	1.05	(.09)	.85	3.73
Distributions from net investment income	–	(.19)	(.20)	(.27)	(.25)	(.25)
Distributions from net realized gain	(.36)	(.64)	(.67)	(.12)	(.31)	(.19)
Total distributions	(.36)	(.83)	(.87)	(.38)C	(.55)D	(.44)
Net asset value, end of period	$21.29	$21.65	$18.30	$18.12	$18.59	$18.29
Total ReturnE,F,G	(.01)%	23.30%	6.53%	(.49)%	4.70%	24.99%
Ratios to Average Net AssetsH,I
Expenses before reductions	.25%J	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%J	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%J	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.14%J	1.14%	1.04%	1.55%	1.57%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$17,269	$16,380	$15,086	$12,468	$8,341	$2,815
Portfolio turnover rateI	26%J	26%	36%	23%	19%	36%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.38 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.116 per share.

 D Total distributions of $.55 per share is comprised of distributions from net investment income of $.249 and distributions from net realized gain of $.305 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of the Underlying Funds.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2045 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2018

% of fund's net assets
VIP Overseas Portfolio Initial Class	21.0
VIP Growth & Income Portfolio Initial Class	12.7
VIP Equity-Income Portfolio Initial Class	11.1
VIP Growth Portfolio Initial Class	10.9
VIP Contrafund Portfolio Initial Class	10.6
VIP Emerging Markets Portfolio Initial Class	9.5
VIP Value Portfolio Initial Class	8.1
VIP Value Strategies Portfolio Initial Class	4.0
Fidelity Long-Term Treasury Bond Index Fund Premium Class	3.4
VIP Mid Cap Portfolio Initial Class	3.1
94.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.5%
International Equity Funds	30.5%
Bond Funds	7.3%
Short-Term Funds	1.7%

VIP Freedom 2045 Portfolio℠

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.5%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	111,869	$3,988,123
VIP Equity-Income Portfolio Initial Class (a)	188,549	4,191,446
VIP Growth & Income Portfolio Initial Class (a)	221,929	4,767,045
VIP Growth Portfolio Initial Class (a)	58,754	4,092,785
VIP Mid Cap Portfolio Initial Class (a)	31,654	1,158,211
VIP Value Portfolio Initial Class (a)	195,248	3,063,437
VIP Value Strategies Portfolio Initial Class (a)	109,222	1,496,345
TOTAL DOMESTIC EQUITY FUNDS
(Cost $21,639,132)		22,757,392

International Equity Funds - 30.5%
VIP Emerging Markets Portfolio Initial Class (a)	312,220	3,562,430
VIP Overseas Portfolio Initial Class (a)	353,440	7,924,116
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $10,189,973)		11,486,546

Bond Funds - 7.3%
Fidelity Inflation-Protected Bond Index Fund Premium Class (a)	72,864	715,521
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	100,529	1,276,715
VIP High Income Portfolio Initial Class (a)	138,396	744,570
VIP Investment Grade Bond Portfolio Initial Class (a)	73	912
TOTAL BOND FUNDS
(Cost $2,754,251)		2,737,718

Short-Term Funds - 1.7%
VIP Government Money Market Portfolio Initial Class 1.71% (a)(b)
(Cost $632,175)	632,175	632,175
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $35,215,531)		37,613,831
NET OTHER ASSETS (LIABILITIES) - 0.0%		8,913
NET ASSETS - 100%		$37,622,744

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund Premium Class	$--	$715,521	$--	$6	$--	$--	$715,521
Fidelity Long-Term Treasury Bond Index Fund Premium Class	627,220	700,413	38,254	12,177	(1,372)	(11,292)	1,276,715
VIP Contrafund Portfolio Initial Class	3,248,457	1,124,229	181,511	307,570	(10,367)	(192,685)	3,988,123
VIP Emerging Markets Portfolio Initial Class	2,898,390	1,048,831	134,378	1,763	(2,753)	(247,660)	3,562,430
VIP Equity-Income Portfolio Initial Class	3,424,784	1,169,226	136,144	171,420	(6,420)	(260,000)	4,191,446
VIP Government Money Market Portfolio Initial Class 1.71%	790,864	269,060	427,749	5,587	--	--	632,175
VIP Growth & Income Portfolio Initial Class	3,928,070	1,278,089	212,083	236,056	(11,365)	(215,666)	4,767,045
VIP Growth Portfolio Initial Class	3,308,459	1,336,527	390,467	509,744	(20,215)	(141,519)	4,092,785
VIP High Income Portfolio Initial Class	608,966	195,697	50,734	6,247	(556)	(8,803)	744,570
VIP Investment Grade Bond Portfolio Initial Class	682,629	217,424	880,526	7,386	(15,787)	(2,828)	912
VIP Mid Cap Portfolio Initial Class	951,854	322,409	56,615	87,275	(3,250)	(56,187)	1,158,211
VIP Overseas Portfolio Initial Class	6,602,357	1,734,743	238,586	2,481	(3,301)	(171,097)	7,924,116
VIP Value Portfolio Initial Class	2,516,540	775,822	116,793	98,725	(4,353)	(107,779)	3,063,437
VIP Value Strategies Portfolio Initial Class	1,229,177	386,094	67,098	43,088	(3,682)	(48,146)	1,496,345
Total	$30,817,767	$11,274,085	$2,930,938	$1,489,525	$(83,421)	$(1,463,662)	$37,613,831

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2045 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $35,215,531)	$37,613,831
Total Investment in Securities (cost $35,215,531)		$37,613,831
Cash		1
Receivable for investments sold		903,421
Receivable for fund shares sold		36,580
Total assets		38,553,833
Liabilities
Payable for investments purchased	$908,662
Payable for fund shares redeemed	15,448
Distribution and service plan fees payable	6,979
Total liabilities		931,089
Net Assets		$37,622,744
Net Assets consist of:
Paid in capital		$33,981,886
Undistributed net investment income		29,223
Accumulated undistributed net realized gain (loss) on investments		1,213,335
Net unrealized appreciation (depreciation) on investments		2,398,300
Net Assets		$37,622,744
Initial Class:
Net Asset Value, offering price and redemption price per share ($2,388,244 ÷ 111,688 shares)		$21.38
Service Class:
Net Asset Value, offering price and redemption price per share ($2,948,087 ÷ 138,123 shares)		$21.34
Service Class 2:
Net Asset Value, offering price and redemption price per share ($32,286,413 ÷ 1,520,585 shares)		$21.23

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$68,350
Expenses
Distribution and service plan fees	$39,031
Independent trustees' fees and expenses	96
Total expenses		39,127
Net investment income (loss)		29,223
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(83,421)
Capital gain distributions from underlying funds:
Affiliated issuers	1,421,175
Total net realized gain (loss)		1,337,754
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(1,463,662)
Total change in net unrealized appreciation (depreciation)		(1,463,662)
Net gain (loss)		(125,908)
Net increase (decrease) in net assets resulting from operations		$(96,685)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,223	$283,321
Net realized gain (loss)	1,337,754	781,248
Change in net unrealized appreciation (depreciation)	(1,463,662)	3,645,899
Net increase (decrease) in net assets resulting from operations	(96,685)	4,710,468
Distributions to shareholders from net investment income	–	(281,848)
Distributions to shareholders from net realized gain	(450,171)	(750,257)
Total distributions	(450,171)	(1,032,105)
Share transactions - net increase (decrease)	7,357,376	9,278,407
Total increase (decrease) in net assets	6,810,520	12,956,770
Net Assets
Beginning of period	30,812,224	17,855,454
End of period	$37,622,744	$30,812,224
Other Information
Undistributed net investment income end of period	$29,223	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2045 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$21.64	$18.31	$18.03	$18.50	$18.18	$14.83
Income from Investment Operations
Net investment income (loss)A	.04	.30	.28	.38	.40	.52
Net realized and unrealized gain (loss)	(.01)	3.93	.83	(.42)	.50	3.33
Total from investment operations	.03	4.23	1.11	(.04)	.90	3.85
Distributions from net investment income	–	(.24)	(.24)	(.33)	(.28)	(.29)
Distributions from net realized gain	(.29)	(.66)	(.59)	(.10)	(.30)	(.21)
Total distributions	(.29)	(.90)	(.83)	(.43)	(.58)	(.50)
Net asset value, end of period	$21.38	$21.64	$18.31	$18.03	$18.50	$18.18
Total ReturnB,C,D	.12%	23.59%	6.80%	(.26)%	4.95%	26.07%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G,H	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G,H	-%	-%	-%	-%	-%
Net investment income (loss)	.39%H	1.46%	1.57%	2.01%	2.14%	3.13%
Supplemental Data
Net assets, end of period (000 omitted)	$2,388	$1,491	$789	$542	$342	$272
Portfolio turnover rateF	17%H	23%	19%	26%	19%	42%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Amount represents less than .005%.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2045 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$21.61	$18.30	$18.02	$18.49	$18.18	$14.83
Income from Investment Operations
Net investment income (loss)A	.03	.28	.26	.36	.38	.51
Net realized and unrealized gain (loss)	(.01)	3.92	.84	(.42)	.49	3.33
Total from investment operations	.02	4.20	1.10	(.06)	.87	3.84
Distributions from net investment income	–	(.23)	(.23)	(.31)	(.27)	(.27)
Distributions from net realized gain	(.29)	(.66)	(.59)	(.10)	(.30)	(.21)
Total distributions	(.29)	(.89)	(.82)	(.41)	(.56)B	(.49)C
Net asset value, end of period	$21.34	$21.61	$18.30	$18.02	$18.49	$18.18
Total ReturnD,E,F	.07%	23.42%	6.73%	(.37)%	4.83%	25.96%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.29%I	1.36%	1.47%	1.91%	2.04%	3.03%
Supplemental Data
Net assets, end of period (000 omitted)	$2,948	$1,923	$396	$343	$364	$169
Portfolio turnover rateH	17 %I	23%	19%	26%	19%	42%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.56 per share is comprised of distributions from net investment income of $.266 and distributions from net realized gain of $.298 per share.

 C Total distributions of $.49 per share is comprised of distributions from net investment income of $.271 and distributions from net realized gain of $.214 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2045 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$21.52	$18.22	$17.95	$18.43	$18.13	$14.81
Income from Investment Operations
Net investment income (loss)A	.02	.24	.23	.33	.35	.49
Net realized and unrealized gain (loss)	(.02)	3.92	.84	(.42)	.49	3.31
Total from investment operations	–B	4.16	1.07	(.09)	.84	3.80
Distributions from net investment income	–	(.20)	(.20)	(.29)	(.25)	(.27)
Distributions from net realized gain	(.29)	(.66)	(.59)	(.10)	(.30)	(.21)
Total distributions	(.29)	(.86)	(.80)C	(.39)	(.54)D	(.48)
Net asset value, end of period	$21.23	$21.52	$18.22	$17.95	$18.43	$18.13
Total ReturnE,F,G	(.02)%	23.30%	6.56%	(.53)%	4.68%	25.76%
Ratios to Average Net AssetsH,I
Expenses before reductions	.25%J	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%J	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%J	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.14%J	1.21%	1.32%	1.76%	1.89%	2.88%
Supplemental Data
Net assets, end of period (000 omitted)	$32,286	$27,399	$16,671	$11,398	$7,363	$2,493
Portfolio turnover rateI	17 %J	23%	19%	26%	19%	42%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.80 per share is comprised of distributions from net investment income of $.202 and distributions from net realized gain of $.594 per share.

 D Total distributions of $.54 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.298 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of the Underlying Funds.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2050 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2018

% of fund's net assets
VIP Overseas Portfolio Initial Class	21.1
VIP Growth & Income Portfolio Initial Class	12.7
VIP Equity-Income Portfolio Initial Class	11.1
VIP Growth Portfolio Initial Class	10.9
VIP Contrafund Portfolio Initial Class	10.6
VIP Emerging Markets Portfolio Initial Class	9.4
VIP Value Portfolio Initial Class	8.1
VIP Value Strategies Portfolio Initial Class	4.0
Fidelity Long-Term Treasury Bond Index Fund Premium Class	3.4
VIP Mid Cap Portfolio Initial Class	3.1
94.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.5%
International Equity Funds	30.5%
Bond Funds	7.3%
Short-Term Funds	1.7%

VIP Freedom 2050 Portfolio℠

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.5%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	78,886	$2,812,280
VIP Equity-Income Portfolio Initial Class (a)	132,958	2,955,662
VIP Growth & Income Portfolio Initial Class (a)	156,502	3,361,654
VIP Growth Portfolio Initial Class (a)	41,430	2,885,987
VIP Mid Cap Portfolio Initial Class (a)	22,321	816,742
VIP Value Portfolio Initial Class (a)	137,687	2,160,311
VIP Value Strategies Portfolio Initial Class (a)	77,023	1,055,210
TOTAL DOMESTIC EQUITY FUNDS
(Cost $14,701,864)		16,047,846

International Equity Funds - 30.5%
VIP Emerging Markets Portfolio Initial Class (a)	220,122	2,511,597
VIP Overseas Portfolio Initial Class (a)	249,322	5,589,810
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $6,960,794)		8,101,407

Bond Funds - 7.3%
Fidelity Inflation-Protected Bond Index Fund Premium Class (a)	50,937	500,198
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	70,818	899,384
VIP High Income Portfolio Initial Class (a)	97,602	525,098
VIP Investment Grade Bond Portfolio Initial Class (a)	406	5,068
TOTAL BOND FUNDS
(Cost $1,938,503)		1,929,748

Short-Term Funds - 1.7%
VIP Government Money Market Portfolio Initial Class 1.71% (a)(b)
(Cost $445,225)	445,225	445,225
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $24,046,386)		26,524,226
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,740)
NET ASSETS - 100%		$26,521,486

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund Premium Class	$--	$500,198	$--	$4	$--	$--	$500,198
Fidelity Long-Term Treasury Bond Index Fund Premium Class	446,878	496,989	34,930	8,402	(848)	(8,705)	899,384
VIP Contrafund Portfolio Initial Class	2,199,150	937,830	194,731	203,298	(4,139)	(125,830)	2,812,280
VIP Emerging Markets Portfolio Initial Class	1,961,713	879,070	159,567	1,167	(1,264)	(168,355)	2,511,597
VIP Equity-Income Portfolio Initial Class	2,318,618	966,789	156,716	113,294	(3,184)	(169,845)	2,955,662
VIP Government Money Market Portfolio Initial Class 1.71%	535,216	211,679	301,670	3,829	--	--	445,225
VIP Growth & Income Portfolio Initial Class	2,659,604	1,081,956	235,478	156,019	(5,273)	(139,155)	3,361,654
VIP Growth Portfolio Initial Class	2,239,463	1,080,884	336,960	336,989	(6,636)	(90,764)	2,885,987
VIP High Income Portfolio Initial Class	412,135	161,698	42,561	4,130	(319)	(5,855)	525,098
VIP Investment Grade Bond Portfolio Initial Class	439,955	200,221	622,739	4,912	(10,797)	(1,572)	5,068
VIP Mid Cap Portfolio Initial Class	644,349	269,249	58,758	57,688	(1,341)	(36,757)	816,742
VIP Overseas Portfolio Initial Class	4,469,313	1,541,782	312,121	1,640	(2,038)	(107,126)	5,589,810
VIP Value Portfolio Initial Class	1,703,449	648,314	119,947	65,242	(1,624)	(69,881)	2,160,311
VIP Value Strategies Portfolio Initial Class	831,927	321,027	64,407	28,479	(867)	(32,470)	1,055,210
Total	$20,861,770	$9,297,686	$2,640,585	$985,093	$(38,330)	$(956,315)	$26,524,226

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2050 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $24,046,386)	$26,524,226
Total Investment in Securities (cost $24,046,386)		$26,524,226
Cash		1
Receivable for investments sold		626,041
Receivable for fund shares sold		239,311
Total assets		27,389,579
Liabilities
Payable for investments purchased	$863,291
Payable for fund shares redeemed	2,052
Distribution and service plan fees payable	2,750
Total liabilities		868,093
Net Assets		$26,521,486
Net Assets consist of:
Paid in capital		$23,302,772
Undistributed net investment income		30,399
Accumulated undistributed net realized gain (loss) on investments		710,475
Net unrealized appreciation (depreciation) on investments		2,477,840
Net Assets		$26,521,486
Initial Class:
Net Asset Value, offering price and redemption price per share ($7,311,506 ÷ 383,097 shares)		$19.09
Service Class:
Net Asset Value, offering price and redemption price per share ($9,584,393 ÷ 503,436 shares)		$19.04
Service Class 2:
Net Asset Value, offering price and redemption price per share ($9,625,587 ÷ 507,197 shares)		$18.98

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$45,681
Expenses
Distribution and service plan fees	$15,215
Independent trustees' fees and expenses	68
Total expenses before reductions	15,283
Expense reductions	(1)
Total expenses after reductions		15,282
Net investment income (loss)		30,399
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(38,330)
Capital gain distributions from underlying funds:
Affiliated issuers	939,412
Total net realized gain (loss)		901,082
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(956,315)
Total change in net unrealized appreciation (depreciation)		(956,315)
Net gain (loss)		(55,233)
Net increase (decrease) in net assets resulting from operations		$(24,834)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$30,399	$221,405
Net realized gain (loss)	901,082	815,033
Change in net unrealized appreciation (depreciation)	(956,315)	3,036,282
Net increase (decrease) in net assets resulting from operations	(24,834)	4,072,720
Distributions to shareholders from net investment income	–	(219,958)
Distributions to shareholders from net realized gain	(513,018)	(674,377)
Total distributions	(513,018)	(894,335)
Share transactions - net increase (decrease)	6,199,779	(166,904)
Total increase (decrease) in net assets	5,661,927	3,011,481
Net Assets
Beginning of period	20,859,559	17,848,078
End of period	$26,521,486	$20,859,559
Other Information
Undistributed net investment income end of period	$30,399	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2050 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.50	$16.55	$16.42	$16.86	$16.55	$13.41
Income from Investment Operations
Net investment income (loss)A	.04	.23	.25	.32	.35	.37
Net realized and unrealized gain (loss)	–B	3.58	.75	(.36)	.47	3.16
Total from investment operations	.04	3.81	1.00	(.04)	.82	3.53
Distributions from net investment income	–	(.24)	(.25)	(.29)	(.25)	(.22)
Distributions from net realized gain	(.45)	(.63)	(.62)	(.11)	(.27)	(.18)
Total distributions	(.45)	(.86)C	(.87)	(.40)	(.51)D	(.39)E
Net asset value, end of period	$19.09	$19.50	$16.55	$16.42	$16.86	$16.55
Total ReturnF,G,H	.17%	23.52%	6.84%	(.29)%	5.01%	26.44%
Ratios to Average Net AssetsI,J
Expenses before reductionsK	- %L	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %K,L	-%	-%	-%	-%	-%
Expenses net of all reductions	- %K,L	-%	-%	-%	-%	-%
Net investment income (loss)	.38%L	1.27%	1.59%	1.89%	2.06%	2.42%
Supplemental Data
Net assets, end of period (000 omitted)	$7,312	$5,826	$4,171	$2,266	$1,684	$880
Portfolio turnover rateJ	22%L	46%	26%	37%	22%	59%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.86 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.625 per share.

 D Total distributions of $.51 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $.266 per share.

 E Total distributions of $.39 per share is comprised of distributions from net investment income of $.218 and distributions from net realized gain of $.175 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Amounts do not include the activity of the Underlying Funds.

 K Amount represents less than .005%.

 L Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2050 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.47	$16.52	$16.39	$16.83	$16.54	$13.41
Income from Investment Operations
Net investment income (loss)A	.03	.21	.24	.31	.33	.35
Net realized and unrealized gain (loss)	(.01)	3.59	.74	(.37)	.46	3.17
Total from investment operations	.02	3.80	.98	(.06)	.79	3.52
Distributions from net investment income	–	(.22)	(.23)	(.27)	(.24)	(.21)
Distributions from net realized gain	(.45)	(.63)	(.62)	(.11)	(.27)	(.18)
Total distributions	(.45)	(.85)	(.85)	(.38)	(.50)B	(.39)
Net asset value, end of period	$19.04	$19.47	$16.52	$16.39	$16.83	$16.54
Total ReturnC,D,E	.07%	23.46%	6.75%	(.38)%	4.81%	26.32%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%H	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%H	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.28%H	1.17%	1.49%	1.79%	1.96%	2.32%
Supplemental Data
Net assets, end of period (000 omitted)	$9,584	$6,748	$4,205	$3,004	$2,878	$1,892
Portfolio turnover rateG	22%H	46%	26%	37%	22%	59%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.50 per share is comprised of distributions from net investment income of $.236 and distributions from net realized gain of $.266 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2050 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.42	$16.47	$16.35	$16.80	$16.51	$13.39
Income from Investment Operations
Net investment income (loss)A	.01	.18	.21	.28	.30	.33
Net realized and unrealized gain (loss)	–B	3.58	.74	(.37)	.47	3.16
Total from investment operations	.01	3.76	.95	(.09)	.77	3.49
Distributions from net investment income	–	(.18)	(.21)	(.25)	(.22)	(.19)
Distributions from net realized gain	(.45)	(.63)	(.62)	(.11)	(.27)	(.18)
Total distributions	(.45)	(.81)	(.83)	(.36)	(.48)C	(.37)
Net asset value, end of period	$18.98	$19.42	$16.47	$16.35	$16.80	$16.51
Total ReturnD,E,F	.01%	23.30%	6.56%	(.58)%	4.71%	26.13%
Ratios to Average Net AssetsG,H
Expenses before reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.13%I	1.02%	1.34%	1.64%	1.81%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$9,626	$8,285	$9,472	$7,649	$6,436	$1,666
Portfolio turnover rateH	22%I	46%	26%	37%	22%	59%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.48 per share is comprised of distributions from net investment income of $.218 and distributions from net realized gain of $.266 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

VIP Freedom Income Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio and VIP Freedom 2050 Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Funds invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP Freedom Income	$40,948,786	$2,542,499	$(418,691)	$2,123,808
VIP Freedom 2005	9,773,447	680,436	(99,509)	580,927
VIP Freedom 2010	266,926,669	38,403,241	(2,423,176)	35,980,065
VIP Freedom 2015	74,135,228	18,072,820	(376,033)	17,696,787
VIP Freedom 2020	591,329,284	145,109,665	(5,606,983)	139,502,682
VIP Freedom 2025	155,341,447	26,193,326	(1,540,122)	24,653,204
VIP Freedom 2030	289,944,691	61,772,814	(2,880,139)	58,892,675
VIP Freedom 2035	63,734,123	5,600,778	(745,401)	4,855,377
VIP Freedom 2040	78,003,553	9,463,755	(744,672)	8,719,083
VIP Freedom 2045	35,368,547	2,843,216	(597,932)	2,245,284
VIP Freedom 2050	24,241,772	2,586,598	(304,144)	2,282,454

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Freedom Income	12,309,399	10,615,976
VIP Freedom 2005	2,838,188	1,497,496
VIP Freedom 2010	43,479,071	47,682,549
VIP Freedom 2015	14,513,468	19,679,862
VIP Freedom 2020	101,879,490	117,628,976
VIP Freedom 2025	45,375,041	30,068,912
VIP Freedom 2030	70,061,126	37,629,492
VIP Freedom 2035	22,222,139	7,363,269
VIP Freedom 2040	22,535,876	10,845,359
VIP Freedom 2045	11,274,085	2,930,938
VIP Freedom 2050	9,297,686	2,640,585

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding distribution and service plan fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class	Service Class 2	Total
VIP Freedom Income	$5,715	$18,635	$24,350
VIP Freedom 2005	804	133	937
VIP Freedom 2010	13,312	331,869	345,181
VIP Freedom 2015	8,050	58,595	66,645
VIP Freedom 2020	72,187	677,949	750,136
VIP Freedom 2025	36,723	80,662	117,385
VIP Freedom 2030	58,897	183,380	242,277
VIP Freedom 2035	5,295	54,659	59,954
VIP Freedom 2040	23,723	20,569	44,292
VIP Freedom 2045	1,226	37,805	39,031
VIP Freedom 2050	4,360	10,855	15,215

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. During the period, these credits reduced each applicable Fund's expenses by the following amounts:

VIP Freedom Income	$–
VIP Freedom 2005	–
VIP Freedom 2010	–
VIP Freedom 2015	1
VIP Freedom 2020	5
VIP Freedom 2025	2
VIP Freedom 2030	5
VIP Freedom 2035	1
VIP Freedom 2040	2
VIP Freedom 2045	–
VIP Freedom 2050	1

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2018	Year ended December 31, 2017
VIP Freedom Income
From net investment income
Initial Class	$2,676	$245,249
Service Class	1,899	182,242
Service Class 2	2,487	191,980
Total	$7,062	$619,471
From net realized gain
Initial Class	$147,187	$130,464
Service Class	104,429	91,120
Service Class 2	136,806	123,976
Total	$388,422	$345,560
VIP Freedom 2005
From net investment income
Initial Class	$2,041	$117,398
Service Class	299	13,679
Service Class 2	26	1,322
Total	$2,366	$132,399
From net realized gain
Initial Class	$107,506	$111,476
Service Class	15,756	14,672
Service Class 2	1,355	1,508
Total	$124,617	$127,656
VIP Freedom 2010
From net investment income
Initial Class	$3,904	$277,746
Service Class	6,162	371,542
Service Class 2	60,631	3,412,012
Total	$70,697	$4,061,300
From net realized gain
Initial Class	$445,056	$389,757
Service Class	702,491	563,752
Service Class 2	6,911,982	5,335,602
Total	$8,059,529	$6,289,111
VIP Freedom 2015
From net investment income
Initial Class	$7,305	$491,317
Service Class	3,668	247,128
Service Class 2	10,572	614,650
Total	$21,545	$1,353,095
From net realized gain
Initial Class	$1,200,396	$867,181
Service Class	602,824	447,160
Service Class 2	1,737,260	1,353,788
Total	$3,540,480	$2,668,129
VIP Freedom 2020
From net investment income
Initial Class	$5,292	$1,093,675
Service Class	10,288	1,966,503
Service Class 2	39,461	6,826,356
Total	$55,041	$9,886,534
From net realized gain
Initial Class	$2,121,944	$1,906,359
Service Class	4,125,506	3,390,053
Service Class 2	15,823,783	15,296,971
Total	$22,071,233	$20,593,383
VIP Freedom 2025
From net investment income
Initial Class	$5,377	$527,487
Service Class	9,746	959,236
Service Class 2	8,624	752,835
Total	$23,747	$2,239,558
From net realized gain
Initial Class	$672,167	$868,126
Service Class	1,218,260	1,583,861
Service Class 2	1,077,948	1,709,386
Total	$2,968,375	$4,161,373
VIP Freedom 2030
From net investment income
Initial Class	$10,692	$978,373
Service Class	15,636	1,347,092
Service Class 2	19,836	1,561,662
Total	$46,164	$3,887,127
From net realized gain
Initial Class	$1,651,870	$2,303,629
Service Class	2,415,746	2,973,121
Service Class 2	3,064,682	5,010,949
Total	$7,132,298	$10,287,699
VIP Freedom 2035
From net investment income
Initial Class	$–	$70,187
Service Class	–	88,032
Service Class 2	–	384,424
Total	$–	$542,643
From net realized gain
Initial Class	$114,443	$140,451
Service Class	145,623	204,558
Service Class 2	671,326	1,076,662
Total	$931,392	$1,421,671
VIP Freedom 2040
From net investment income
Initial Class	$–	$184,505
Service Class	–	478,145
Service Class 2	–	140,824
Total	$–	$803,474
From net realized gain
Initial Class	$294,824	$430,744
Service Class	746,823	997,542
Service Class 2	276,156	504,137
Total	$1,317,803	$1,932,423
VIP Freedom 2045
From net investment income
Initial Class	$–	$16,172
Service Class	–	19,063
Service Class 2	–	246,613
Total	$–	$281,848
From net realized gain
Initial Class	$27,135	$33,609
Service Class	28,162	31,431
Service Class 2	394,874	685,217
Total	$450,171	$750,257
VIP Freedom 2050
From net investment income
Initial Class	$–	$69,125
Service Class	–	75,422
Service Class 2	–	75,411
Total	$–	$219,958
From net realized gain
Initial Class	$139,035	$167,295
Service Class	182,707	177,468
Service Class 2	191,276	329,614
Total	$513,018	$674,377
8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2018	Year ended December 31, 2017	Six months ended June 30, 2018	Year ended December 31, 2017
VIP Freedom Income
Initial Class
Shares sold	112,000	293,531	$1,289,160	$3,367,839
Reinvestment of distributions	13,054	32,689	149,863	375,713
Shares redeemed	(173,510)	(306,177)	(2,001,380)	(3,513,364)
Net increase (decrease)	(48,456)	20,043	$(562,357)	$230,188
Service Class
Shares sold	403,418	508,631	$4,631,679	$5,845,958
Reinvestment of distributions	9,270	23,774	106,328	273,362
Shares redeemed	(357,008)	(413,202)	(4,115,554)	(4,752,400)
Net increase (decrease)	55,680	119,203	$622,453	$1,366,920
Service Class 2
Shares sold	365,574	385,129	$4,173,838	$4,396,219
Reinvestment of distributions	12,187	27,648	139,293	315,956
Shares redeemed	(255,407)	(407,047)	(2,935,526)	(4,602,389)
Net increase (decrease)	122,354	5,730	$1,377,605	$109,786
VIP Freedom 2005
Initial Class
Shares sold	68,457	147,674	$849,738	$1,796,599
Reinvestment of distributions	8,972	18,899	109,547	228,874
Shares redeemed	(24,490)	(78,937)	(299,207)	(965,531)
Net increase (decrease)	52,939	87,636	$660,078	$1,059,942
Service Class
Shares sold	74,384	110,712	$913,041	$1,346,116
Reinvestment of distributions	1,306	2,332	16,055	28,351
Shares redeemed	(26,677)	(63,106)	(329,500)	(770,786)
Net increase (decrease)	49,013	49,938	$599,596	$603,681
Service Class 2
Shares sold	1,478	2,646	$18,048	$32,004
Reinvestment of distributions	113	235	1,381	2,830
Shares redeemed	(769)	(1,659)	(9,421)	(19,880)
Net increase (decrease)	822	1,222	$10,008	$14,954
VIP Freedom 2010
Initial Class
Shares sold	51,019	355,606	$673,151	$4,619,619
Reinvestment of distributions	34,272	51,552	448,960	667,503
Shares redeemed	(136,605)	(617,919)	(1,826,647)	(8,096,481)
Net increase (decrease)	(51,314)	(210,761)	$(704,536)	$(2,809,359)
Service Class
Shares sold	285,655	613,852	$3,770,681	$7,896,480
Reinvestment of distributions	54,178	72,433	708,653	935,294
Shares redeemed	(472,512)	(691,276)	(6,214,070)	(8,862,469)
Net increase (decrease)	(132,679)	(4,991)	$(1,734,736)	$(30,695)
Service Class 2
Shares sold	551,096	923,947	$7,235,870	$11,906,015
Reinvestment of distributions	535,943	680,272	6,972,613	8,747,614
Shares redeemed	(1,146,270)	(1,987,454)	(14,987,360)	(25,606,406)
Net increase (decrease)	(59,231)	(383,235)	$(778,877)	$(4,952,777)
VIP Freedom 2015
Initial Class
Shares sold	73,745	119,565	$994,711	$1,582,374
Reinvestment of distributions	91,285	104,146	1,207,701	1,358,498
Shares redeemed	(172,113)	(434,408)	(2,283,569)	(5,715,907)
Net increase (decrease)	(7,083)	(210,697)	$(81,157)	$(2,775,035)
Service Class
Shares sold	186,253	525,227	$2,478,936	$6,789,935
Reinvestment of distributions	45,946	53,299	606,492	694,288
Shares redeemed	(323,870)	(492,331)	(4,307,115)	(6,446,194)
Net increase (decrease)	(91,671)	86,195	$(1,221,687)	$1,038,029
Service Class 2
Shares sold	147,933	642,081	$1,967,484	$8,345,564
Reinvestment of distributions	132,915	152,186	1,747,832	1,968,438
Shares redeemed	(501,881)	(1,218,651)	(6,676,356)	(15,866,083)
Net increase (decrease)	(221,033)	(424,384)	$(2,961,040)	$(5,552,081)
VIP Freedom 2020
Initial Class
Shares sold	390,127	1,055,267	$5,375,124	$14,118,345
Reinvestment of distributions	155,386	224,853	2,127,236	3,000,034
Shares redeemed	(595,020)	(957,719)	(8,178,829)	(12,901,746)
Net increase (decrease)	(49,507)	322,401	$(676,469)	$4,216,633
Service Class
Shares sold	1,722,449	3,660,093	$23,698,936	$48,649,057
Reinvestment of distributions	302,989	402,089	4,135,794	5,356,556
Shares redeemed	(2,042,976)	(2,726,653)	(27,946,099)	(36,633,358)
Net increase (decrease)	(17,538)	1,335,529	$(111,369)	$17,372,255
Service Class 2
Shares sold	664,021	1,175,113	$9,104,228	$15,699,528
Reinvestment of distributions	1,165,558	1,676,903	15,863,244	22,123,327
Shares redeemed	(3,018,202)	(5,501,937)	(41,084,390)	(73,080,246)
Net increase (decrease)	(1,188,623)	(2,649,921)	$(16,116,918)	$(35,257,391)
VIP Freedom 2025
Initial Class
Shares sold	273,173	595,839	$3,997,324	$8,237,329
Reinvestment of distributions	46,759	100,153	677,544	1,395,613
Shares redeemed	(253,587)	(228,576)	(3,659,581)	(3,190,637)
Net increase (decrease)	66,345	467,416	$1,015,287	$6,442,305
Service Class
Shares sold	1,076,358	1,823,019	$15,499,879	$25,287,132
Reinvestment of distributions	84,983	182,732	1,228,006	2,543,097
Shares redeemed	(650,027)	(991,180)	(9,373,356)	(13,974,658)
Net increase (decrease)	511,314	1,014,571	$7,354,529	$13,855,571
Service Class 2
Shares sold	674,522	1,292,225	$9,702,455	$17,812,495
Reinvestment of distributions	75,561	179,466	1,086,572	2,462,221
Shares redeemed	(439,667)	(1,754,914)	(6,372,258)	(24,190,982)
Net increase (decrease)	310,416	(283,223)	$4,416,769	$(3,916,266)
VIP Freedom 2030
Initial Class
Shares sold	774,371	1,092,781	$11,318,298	$15,118,240
Reinvestment of distributions	114,580	239,670	1,662,562	3,282,002
Shares redeemed	(579,969)	(804,646)	(8,372,557)	(11,216,758)
Net increase (decrease)	308,982	527,805	$4,608,303	$7,183,484
Service Class
Shares sold	1,492,973	2,991,525	$21,724,246	$41,438,157
Reinvestment of distributions	167,913	314,598	2,431,382	4,320,213
Shares redeemed	(690,952)	(1,263,919)	(10,022,211)	(17,341,408)
Net increase (decrease)	969,934	2,042,204	$14,133,417	$28,416,962
Service Class 2
Shares sold	1,102,654	1,854,818	$15,909,386	$25,505,152
Reinvestment of distributions	213,757	486,626	3,084,518	6,572,611
Shares redeemed	(747,805)	(2,895,582)	(10,814,305)	(39,677,230)
Net increase (decrease)	568,606	(554,138)	$8,179,599	$(7,599,467)
VIP Freedom 2035
Initial Class
Shares sold	86,347	124,799	$1,990,220	$2,780,437
Reinvestment of distributions	5,008	9,786	114,443	210,638
Shares redeemed	(17,381)	(45,395)	(397,900)	(980,553)
Net increase (decrease)	73,974	89,190	$1,706,763	$2,010,522
Service Class
Shares sold	239,783	169,721	$5,444,348	$3,619,279
Reinvestment of distributions	6,384	13,698	145,623	292,590
Shares redeemed	(24,339)	(57,075)	(555,265)	(1,180,081)
Net increase (decrease)	221,828	126,344	$5,034,706	$2,731,788
Service Class 2
Shares sold	450,747	735,396	$10,191,401	$15,625,496
Reinvestment of distributions	29,587	69,106	671,326	1,461,086
Shares redeemed	(186,926)	(448,068)	(4,257,730)	(9,435,791)
Net increase (decrease)	293,408	356,434	$6,604,997	$7,650,791
VIP Freedom 2040
Initial Class
Shares sold	190,044	265,813	$4,143,944	$5,363,355
Reinvestment of distributions	13,574	30,326	294,824	615,249
Shares redeemed	(58,038)	(161,045)	(1,284,018)	(3,233,889)
Net increase (decrease)	145,580	135,094	$3,154,750	$2,744,715
Service Class
Shares sold	454,735	1,108,841	$9,760,439	$22,535,004
Reinvestment of distributions	34,448	72,159	746,823	1,475,687
Shares redeemed	(242,446)	(338,036)	(5,268,441)	(6,876,084)
Net increase (decrease)	246,737	842,964	$5,238,821	$17,134,607
Service Class 2
Shares sold	152,366	224,919	$3,276,975	$4,501,983
Reinvestment of distributions	12,785	32,420	276,156	644,961
Shares redeemed	(110,689)	(324,956)	(2,360,103)	(6,527,694)
Net increase (decrease)	54,462	(67,617)	$1,193,028	$(1,380,750)
VIP Freedom 2045
Initial Class
Shares sold	43,473	32,752	$949,466	$676,065
Reinvestment of distributions	1,252	2,452	27,135	49,781
Shares redeemed	(1,923)	(9,404)	(41,547)	(190,642)
Net increase (decrease)	42,802	25,800	$935,054	$535,204
Service Class
Shares sold	66,903	77,197	$1,437,366	$1,573,429
Reinvestment of distributions	1,301	2,448	28,162	50,494
Shares redeemed	(19,038)	(12,312)	(408,836)	(243,713)
Net increase (decrease)	49,166	67,333	$1,056,692	$1,380,210
Service Class 2
Shares sold	305,397	585,284	$6,612,117	$11,866,438
Reinvestment of distributions	18,332	46,595	394,874	931,830
Shares redeemed	(76,469)	(273,338)	(1,641,361)	(5,435,275)
Net increase (decrease)	247,260	358,541	$5,365,630	$7,362,993
VIP Freedom 2050
Initial Class
Shares sold	96,457	87,242	$1,859,293	$1,592,168
Reinvestment of distributions	7,185	13,043	139,035	236,420
Shares redeemed	(19,294)	(53,636)	(373,214)	(983,739)
Net increase (decrease)	84,348	46,649	$1,625,114	$844,849
Service Class
Shares sold	170,062	183,141	$3,297,931	$3,380,759
Reinvestment of distributions	9,462	13,917	182,707	252,890
Shares redeemed	(22,747)	(104,937)	(437,076)	(1,983,735)
Net increase (decrease)	156,777	92,121	$3,043,562	$1,649,914
Service Class 2
Shares sold	149,756	170,001	$2,879,569	$3,050,110
Reinvestment of distributions	9,931	22,932	191,276	405,025
Shares redeemed	(79,133)	(341,246)	(1,539,742)	(6,116,802)
Net increase (decrease)	80,554	(148,313)	$1,531,103	$(2,661,667)

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	VIP Freedom 2020 Portfolio
VIP Emerging Markets Portfolio	13%
VIP Value Portfolio	10%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
VIP Emerging Markets Portfolio	56%
VIP Value Portfolio	45%

In addition, at the end of the period the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10%, respectively, of the outstanding shares of the following Funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Freedom Income	26%	3	32%
VIP Freedom 2005	74%	–	15%
VIP Freedom 2010	–%	1	88%
VIP Freedom 2015	26%	3	46%
VIP Freedom 2020	–%	1	72%
VIP Freedom 2025	10%	2	48%
VIP Freedom 2030	–%	1	43%
VIP Freedom 2035	–%	5	83%
VIP Freedom 2040	–%	3	67%
VIP Freedom 2045	–%	3	80%
VIP Freedom 2050	–%	5	88%

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
VIP Freedom Income
Initial Class	- %-C
Actual		$1,000.00	$995.90	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Service Class	.10%
Actual		$1,000.00	$995.00	$.49
Hypothetical-E		$1,000.00	$1,024.30	$.50
Service Class 2.25%
Actual		$1,000.00	$993.20	$1.24
Hypothetical-E		$1,000.00	$1,023.55	$1.25
VIP Freedom 2005
Initial Class	- %-C
Actual		$1,000.00	$996.00	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Service Class	.10%
Actual		$1,000.00	$995.20	$.49
Hypothetical-E		$1,000.00	$1,024.30	$.50
Service Class 2.25%
Actual		$1,000.00	$994.40	$1.24
Hypothetical-E		$1,000.00	$1,023.55	$1.25
VIP Freedom 2010
Initial Class	- %-C
Actual		$1,000.00	$996.50	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Service Class	.10%
Actual		$1,000.00	$995.80	$.49
Hypothetical-E		$1,000.00	$1,024.30	$.50
Service Class 2.25%
Actual		$1,000.00	$995.00	$1.24
Hypothetical-E		$1,000.00	$1,023.55	$1.25
VIP Freedom 2015
Initial Class	- %-C
Actual		$1,000.00	$996.50	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Service Class	.10%
Actual		$1,000.00	$996.50	$.50
Hypothetical-E		$1,000.00	$1,024.30	$.50
Service Class 2.25%
Actual		$1,000.00	$995.80	$1.24
Hypothetical-E		$1,000.00	$1,023.55	$1.25
VIP Freedom 2020
Initial Class	- %-C
Actual		$1,000.00	$997.10	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Service Class	.10%
Actual		$1,000.00	$996.30	$.49
Hypothetical-E		$1,000.00	$1,024.30	$.50
Service Class 2.25%
Actual		$1,000.00	$996.30	$1.24
Hypothetical-E		$1,000.00	$1,023.55	$1.25
VIP Freedom 2025
Initial Class	- %-C
Actual		$1,000.00	$997.90	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Service Class	.10%
Actual		$1,000.00	$997.20	$.50
Hypothetical-E		$1,000.00	$1,024.30	$.50
Service Class 2.25%
Actual		$1,000.00	$996.50	$1.24
Hypothetical-E		$1,000.00	$1,023.55	$1.25
VIP Freedom 2030
Initial Class	- %-C
Actual		$1,000.00	$999.20	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Service Class	.10%
Actual		$1,000.00	$999.20	$.50
Hypothetical-E		$1,000.00	$1,024.30	$.50
Service Class 2.25%
Actual		$1,000.00	$997.80	$1.24
Hypothetical-E		$1,000.00	$1,023.55	$1.25
VIP Freedom 2035
Initial Class	- %-C
Actual		$1,000.00	$1,001.30	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Service Class	.10%
Actual		$1,000.00	$1,000.80	$.50
Hypothetical-E		$1,000.00	$1,024.30	$.50
Service Class 2.25%
Actual		$1,000.00	$1,000.00	$1.24
Hypothetical-E		$1,000.00	$1,023.55	$1.25
VIP Freedom 2040
Initial Class	- %-C
Actual		$1,000.00	$1,001.30	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Service Class	.10%
Actual		$1,000.00	$1,000.80	$.50
Hypothetical-E		$1,000.00	$1,024.30	$.50
Service Class 2.25%
Actual		$1,000.00	$999.90	$1.24
Hypothetical-E		$1,000.00	$1,023.55	$1.25
VIP Freedom 2045
Initial Class	- %-C
Actual		$1,000.00	$1,001.20	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Service Class	.10%
Actual		$1,000.00	$1,000.70	$.50
Hypothetical-E		$1,000.00	$1,024.30	$.50
Service Class 2.25%
Actual		$1,000.00	$999.80	$1.24
Hypothetical-E		$1,000.00	$1,023.55	$1.25
VIP Freedom 2050
Initial Class	- %-C
Actual		$1,000.00	$1,001.70	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Service Class	.10%
Actual		$1,000.00	$1,000.70	$.50
Hypothetical-E		$1,000.00	$1,024.30	$.50
Service Class 2.25%
Actual		$1,000.00	$1,000.10	$1.24
Hypothetical-E		$1,000.00	$1,023.55	$1.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Class' annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

VIPFF2K-SANN-0818
1.819548.114

Fidelity® Variable Insurance Products: Freedom Lifetime Income Funds - Portfolios I, II & III Semi-Annual Report June 30, 2018

Contents

Note to shareholders
VIP Freedom Lifetime Income® I Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom Lifetime Income® II Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom Lifetime Income® III Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to shareholders

At its May 2018 meeting, the Board of Trustees approved incremental updates to the strategic asset allocation (i.e., glide path) of VIP Freedom Lifetime Income Funds, adding U.S. Treasury Inflation-Protected Securities and long-term U.S. Treasury bonds as fixed exposures in the Funds’ bond allocations, while slightly reducing the equity and short-term debt allocations for shorter-dated Portfolios. These glide path updates are expected to be fully implemented by the end of 2018. In addition, to increase the investment opportunity set, the Board approved allowing VIP Freedom Lifetime Funds to employ underlying Fidelity funds beyond just VIP portfolios. Moreover, the Board approved giving the portfolio managers the added flexibility of active asset allocation within the investment process.

VIP Freedom Lifetime Income® I Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2018

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	46.2
VIP Government Money Market Portfolio Investor Class 1.68%	18.7
Fidelity Inflation-Protected Bond Index Fund Premium Class	5.6
VIP Overseas Portfolio Investor Class	5.3
VIP High Income Portfolio Investor Class	5.3
VIP Emerging Markets Portfolio Investor Class	3.5
Fidelity Long-Term Treasury Bond Index Fund Premium Class	3.4
VIP Growth & Income Portfolio Investor Class	2.5
VIP Equity-Income Portfolio Investor Class	2.2
VIP Growth Portfolio Investor Class	2.2
94.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	12.0%
International Equity Funds	8.8%
Bond Funds	60.5%
Short-Term Funds	18.7%

VIP Freedom Lifetime Income® I Portfolio

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 12.0%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	7,649	$271,006
VIP Equity-Income Portfolio Investor Class (a)	12,879	284,636
VIP Growth & Income Portfolio Investor Class (a)	15,140	323,840
VIP Growth Portfolio Investor Class (a)	4,017	278,315
VIP Mid Cap Portfolio Investor Class (a)	2,163	78,645
VIP Value Portfolio Investor Class (a)	13,280	207,971
VIP Value Strategies Portfolio Investor Class (a)	7,468	101,567
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,159,340)		1,545,980

International Equity Funds - 8.8%
VIP Emerging Markets Portfolio Investor Class (a)	39,245	445,824
VIP Overseas Portfolio Investor Class (a)	30,613	683,894
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $987,015)		1,129,718

Bond Funds - 60.5%
Fidelity Inflation-Protected Bond Index Fund Premium Class (a)	72,644	713,360
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	34,208	434,443
VIP High Income Portfolio Investor Class (a)	127,597	682,642
VIP Investment Grade Bond Portfolio Investor Class (a)	478,049	5,942,152
TOTAL BOND FUNDS
(Cost $7,898,499)		7,772,597

Short-Term Funds - 18.7%
VIP Government Money Market Portfolio Investor Class 1.68% (a)(b)
(Cost $2,409,819)	2,409,819	2,409,819
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $12,454,673)		12,858,114
NET OTHER ASSETS (LIABILITIES) - 0.0%		44
NET ASSETS - 100%		$12,858,158

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund Premium Class	$--	$713,360	$--	$6	$--	$--	$713,360
Fidelity Long-Term Treasury Bond Index Fund Premium Class	--	434,443	--	35	--	--	434,443
VIP Contrafund Portfolio Investor Class	357,908	32,752	103,090	28,641	11,993	(28,557)	271,006
VIP Emerging Markets Portfolio Investor Class	157,262	321,511	24,582	68	7,902	(16,269)	445,824
VIP Equity-Income Portfolio Investor Class	376,040	37,883	106,400	15,935	(7,033)	(15,854)	284,636
VIP Government Money Market Portfolio Investor Class 1.68%	2,031,025	524,267	145,473	13,152	--	--	2,409,819
VIP Growth & Income Portfolio Investor Class	436,501	37,597	131,716	21,931	32,423	(50,965)	323,840
VIP Growth Portfolio Investor Class	364,765	48,063	121,678	47,463	41,298	(54,133)	278,315
VIP High Income Portfolio Investor Class	676,798	54,003	38,411	6,036	(5,577)	(4,171)	682,642
VIP Investment Grade Bond Portfolio Investor Class	8,169,760	264,604	2,287,346	79,651	(86,931)	(117,935)	5,942,152
VIP Mid Cap Portfolio Investor Class	105,369	9,399	31,319	8,128	3,494	(8,298)	78,645
VIP Overseas Portfolio Investor Class	600,411	163,207	71,003	145	8,230	(16,951)	683,894
VIP Value Portfolio Investor Class	277,982	19,305	80,136	9,138	10,274	(19,454)	207,971
VIP Value Strategies Portfolio Investor Class	136,359	8,581	38,665	4,003	1,700	(6,408)	101,567
Total	$13,690,180	$2,668,975	$3,179,819	$234,332	$17,773	$(338,995)	$12,858,114

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Lifetime Income® I Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $12,454,673)	$12,858,114
Total Investment in Securities (cost $12,454,673)		$12,858,114
Receivable for investments sold		2,108,868
Total assets		14,966,982
Liabilities
Payable for investments purchased	$2,108,613
Payable for fund shares redeemed	211
Total liabilities		2,108,824
Net Assets		$12,858,158
Net Assets consist of:
Paid in capital		$12,247,788
Undistributed net investment income		52,446
Accumulated undistributed net realized gain (loss) on investments		154,483
Net unrealized appreciation (depreciation) on investments		403,441
Net Assets, for 1,170,849 shares outstanding		$12,858,158
Net Asset Value, offering price and redemption price per share ($12,858,158 ÷ 1,170,849 shares)		$10.98

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$53,311
Expenses
Independent trustees' fees and expenses	$41
Total expenses		41
Net investment income (loss)		53,270
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	17,773
Capital gain distributions from underlying funds:
Affiliated issuers	181,021
Total net realized gain (loss)		198,794
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(338,995)
Total change in net unrealized appreciation (depreciation)		(338,995)
Net gain (loss)		(140,201)
Net increase (decrease) in net assets resulting from operations		$(86,931)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$53,270	$274,731
Net realized gain (loss)	198,794	254,637
Change in net unrealized appreciation (depreciation)	(338,995)	500,520
Net increase (decrease) in net assets resulting from operations	(86,931)	1,029,888
Distributions to shareholders from net investment income	(2,379)	(273,176)
Distributions to shareholders from net realized gain	(178,430)	(170,356)
Total distributions	(180,809)	(443,532)
Share transactions
Proceeds from sales of shares	23,048	112,904
Reinvestment of distributions	180,809	443,532
Cost of shares redeemed	(768,259)	(1,630,553)
Net increase (decrease) in net assets resulting from share transactions	(564,402)	(1,074,117)
Total increase (decrease) in net assets	(832,142)	(487,761)
Net Assets
Beginning of period	13,690,300	14,178,061
End of period	$12,858,158	$13,690,300
Other Information
Undistributed net investment income end of period	$52,446	$1,555
Shares
Sold	2,073	9,946
Issued in reinvestment of distributions	16,497	40,052
Redeemed	(69,196)	(146,477)
Net increase (decrease)	(50,626)	(96,479)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom Lifetime Income I Portfolio

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.21	$10.76	$10.65	$11.01	$10.95	$10.26
Income from Investment Operations
Net investment income (loss)A	.04	.22	.21	.23	.21	.19
Net realized and unrealized gain (loss)	(.12)	.59	.31	(.27)	.29	.83
Total from investment operations	(.08)	.81	.52	(.04)	.50	1.02
Distributions from net investment income	–B	(.23)	(.21)	(.24)	(.20)	(.20)
Distributions from net realized gain	(.15)	(.13)	(.20)	(.09)	(.25)	(.13)
Total distributions	(.15)	(.36)	(.41)	(.32)C	(.44)D	(.33)
Net asset value, end of period	$10.98	$11.21	$10.76	$10.65	$11.01	$10.95
Total ReturnE,F,G	(.69)%	7.62%	5.05%	(.35)%	4.68%	9.96%
Ratios to Average Net AssetsH,I
Expenses before reductionsJ	- %K	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %J,K	-%	-%	-%	-%	-%
Expenses net of all reductions	- %J,K	-%	-%	-%	-%	-%
Net investment income (loss)	.81%K	1.97%	1.90%	2.05%	1.89%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$12,858	$13,690	$14,178	$13,635	$14,663	$12,991
Portfolio turnover rateH	41%K	9%	18%	12%	12%	22%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.088 per share.

 D Total distributions of $.44 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.248 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 J Amount represents less than .005%.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Lifetime Income® II Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2018

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	28.3
VIP Government Money Market Portfolio Investor Class 1.68%	14.6
VIP Overseas Portfolio Investor Class	9.9
VIP Growth & Income Portfolio Investor Class	6.0
VIP Emerging Markets Portfolio Investor Class	5.5
VIP High Income Portfolio Investor Class	5.3
VIP Equity-Income Portfolio Investor Class	5.2
VIP Growth Portfolio Investor Class	5.1
VIP Contrafund Portfolio Investor Class	5.0
Fidelity Inflation-Protected Bond Index Fund Premium Class	4.4
89.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	28.5%
International Equity Funds	15.4%
Bond Funds	41.5%
Short-Term Funds	14.6%

VIP Freedom Lifetime Income® II Portfolio

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.5%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	47,096	$1,668,625
VIP Equity-Income Portfolio Investor Class (a)	79,305	1,752,647
VIP Growth & Income Portfolio Investor Class (a)	93,238	1,994,359
VIP Growth Portfolio Investor Class (a)	24,726	1,713,289
VIP Mid Cap Portfolio Investor Class (a)	13,320	484,329
VIP Value Portfolio Investor Class (a)	81,791	1,280,844
VIP Value Strategies Portfolio Investor Class (a)	45,997	625,558
TOTAL DOMESTIC EQUITY FUNDS
(Cost $7,572,527)		9,519,651

International Equity Funds - 15.4%
VIP Emerging Markets Portfolio Investor Class (a)	162,405	1,844,919
VIP Overseas Portfolio Investor Class (a)	148,500	3,317,495
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,413,754)		5,162,414

Bond Funds - 41.5%
Fidelity Inflation-Protected Bond Index Fund Premium Class (a)	150,810	1,480,952
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	90,609	1,150,740
VIP High Income Portfolio Investor Class (a)	331,114	1,771,458
VIP Investment Grade Bond Portfolio Investor Class (a)	762,320	9,475,632
TOTAL BOND FUNDS
(Cost $14,120,786)		13,878,782

Short-Term Funds - 14.6%
VIP Government Money Market Portfolio Investor Class 1.68% (a)(b)
(Cost $4,875,313)	4,875,313	4,875,313
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $30,982,380)		33,436,160
NET OTHER ASSETS (LIABILITIES) - 0.0%		114
NET ASSETS - 100%		$33,436,274

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund Premium Class	$--	$1,480,952	$--	$12	$--	$--	$1,480,952
Fidelity Long-Term Treasury Bond Index Fund Premium Class	--	1,150,740	--	92	--	--	1,150,740
VIP Contrafund Portfolio Investor Class	2,033,226	169,079	431,480	168,537	35,144	(137,344)	1,668,625
VIP Emerging Markets Portfolio Investor Class	880,044	1,119,257	104,208	396	32,023	(82,197)	1,844,919
VIP Equity-Income Portfolio Investor Class	2,136,266	197,360	442,397	93,773	(35,129)	(103,453)	1,752,647
VIP Government Money Market Portfolio Investor Class 1.68%	4,169,506	879,116	173,309	29,319	--	--	4,875,313
VIP Growth & Income Portfolio Investor Class	2,479,792	200,182	571,052	129,054	71,808	(186,371)	1,994,359
VIP Growth Portfolio Investor Class	2,071,970	279,839	556,975	279,283	80,996	(162,541)	1,713,289
VIP High Income Portfolio Investor Class	1,707,134	173,778	83,421	15,785	(8,801)	(17,232)	1,771,458
VIP Investment Grade Bond Portfolio Investor Class	13,027,669	560,059	3,779,604	130,172	(138,417)	(194,075)	9,475,632
VIP Mid Cap Portfolio Investor Class	598,516	47,985	132,499	47,826	12,801	(42,474)	484,329
VIP Overseas Portfolio Investor Class	3,359,858	277,785	263,396	841	15,344	(72,096)	3,317,495
VIP Value Portfolio Investor Class	1,579,165	95,023	336,338	53,776	19,482	(76,488)	1,280,844
VIP Value Strategies Portfolio Investor Class	774,587	41,490	161,700	23,555	1,567	(30,386)	625,558
Total	$34,817,733	$6,672,645	$7,036,379	$972,421	$86,818	$(1,104,657)	$33,436,160

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Lifetime Income® II Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $30,982,380)	$33,436,160
Total Investment in Securities (cost $30,982,380)		$33,436,160
Cash		4
Receivable for investments sold		4,351,253
Total assets		37,787,417
Liabilities
Payable for investments purchased	$4,350,592
Payable for fund shares redeemed	551
Total liabilities		4,351,143
Net Assets		$33,436,274
Net Assets consist of:
Paid in capital		$30,046,686
Undistributed net investment income		115,488
Accumulated undistributed net realized gain (loss) on investments		820,320
Net unrealized appreciation (depreciation) on investments		2,453,780
Net Assets, for 2,675,769 shares outstanding		$33,436,274
Net Asset Value, offering price and redemption price per share ($33,436,274 ÷ 2,675,769 shares)		$12.50

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$115,740
Expenses
Independent trustees' fees and expenses	$106
Total expenses		106
Net investment income (loss)		115,634
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	86,818
Capital gain distributions from underlying funds:
Affiliated issuers	856,681
Total net realized gain (loss)		943,499
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(1,104,657)
Total change in net unrealized appreciation (depreciation)		(1,104,657)
Net gain (loss)		(161,158)
Net increase (decrease) in net assets resulting from operations		$(45,524)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$115,634	$594,293
Net realized gain (loss)	943,499	827,617
Change in net unrealized appreciation (depreciation)	(1,104,657)	2,630,906
Net increase (decrease) in net assets resulting from operations	(45,524)	4,052,816
Distributions to shareholders from net investment income	(2,704)	(591,734)
Distributions to shareholders from net realized gain	(513,701)	(628,990)
Total distributions	(516,405)	(1,220,724)
Share transactions
Proceeds from sales of shares	9,376	1,177,281
Reinvestment of distributions	516,405	1,220,724
Cost of shares redeemed	(1,345,559)	(4,308,811)
Net increase (decrease) in net assets resulting from share transactions	(819,778)	(1,910,806)
Total increase (decrease) in net assets	(1,381,707)	921,286
Net Assets
Beginning of period	34,817,981	33,896,695
End of period	$33,436,274	$34,817,981
Other Information
Undistributed net investment income end of period	$115,488	$2,558
Shares
Sold	753	97,365
Issued in reinvestment of distributions	41,246	98,613
Redeemed	(107,007)	(348,172)
Net increase (decrease)	(65,008)	(152,194)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom Lifetime Income II Portfolio

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.70	$11.72	$11.47	$11.76	$11.43	$10.36
Income from Investment Operations
Net investment income (loss)A	.04	.21	.21	.24	.23	.20
Net realized and unrealized gain (loss)	(.05)	1.22	.44	(.27)	.35	1.12
Total from investment operations	(.01)	1.43	.65	(.03)	.58	1.32
Distributions from net investment income	–B	(.22)	(.20)	(.24)	(.21)	(.21)
Distributions from net realized gain	(.19)	(.23)	(.20)	(.03)	(.04)	(.05)
Total distributions	(.19)	(.45)	(.40)	(.26)C	(.25)	(.25)D
Net asset value, end of period	$12.50	$12.70	$11.72	$11.47	$11.76	$11.43
Total ReturnE,F,G	(.07)%	12.29%	5.90%	(.23)%	5.06%	12.76%
Ratios to Average Net AssetsH,I
Expenses before reductionsJ	- %K	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %J,K	-%	-%	-%	-%	-%
Expenses net of all reductions	- %J,K	-%	-%	-%	-%	-%
Net investment income (loss)	.68%K	1.71%	1.84%	2.06%	1.97%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$33,436	$34,818	$33,897	$30,348	$29,531	$23,071
Portfolio turnover rateH	39%K	12%	16%	14%	9%	13%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.26 per share is comprised of distributions from net investment income of $.238 and distributions from net realized gain of $.026 per share.

 D Total distributions of $.25 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.045 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 J Amount represents less than .005%.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Lifetime Income® III Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2018

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	23.2
VIP Overseas Portfolio Investor Class	12.7
VIP Growth & Income Portfolio Investor Class	8.0
VIP Equity-Income Portfolio Investor Class	7.1
VIP Growth Portfolio Investor Class	6.9
VIP Contrafund Portfolio Investor Class	6.7
VIP Emerging Markets Portfolio Investor Class	6.6
VIP High Income Portfolio Investor Class	6.2
VIP Government Money Market Portfolio Investor Class 1.68%	6.2
VIP Value Portfolio Investor Class	5.2
88.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	38.3%
International Equity Funds	19.3%
Bond Funds	36.2%
Short-Term Funds	6.2%

VIP Freedom Lifetime Income® III Portfolio

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 38.3%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	59,233	$2,098,609
VIP Equity-Income Portfolio Investor Class (a)	99,746	2,204,390
VIP Growth & Income Portfolio Investor Class (a)	117,288	2,508,781
VIP Growth Portfolio Investor Class (a)	31,092	2,154,363
VIP Mid Cap Portfolio Investor Class (a)	16,756	609,258
VIP Value Portfolio Investor Class (a)	102,892	1,611,291
VIP Value Strategies Portfolio Investor Class (a)	57,867	786,995
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,951,977)		11,973,687

International Equity Funds - 19.3%
VIP Emerging Markets Portfolio Investor Class (a)	179,891	2,043,561
VIP Overseas Portfolio Investor Class (a)	177,983	3,976,133
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,081,161)		6,019,694

Bond Funds - 36.2%
Fidelity Inflation-Protected Bond Index Fund Premium Class (a)	117,961	1,158,376
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	76,744	974,655
VIP High Income Portfolio Investor Class (a)	364,667	1,950,968
VIP Investment Grade Bond Portfolio Investor Class (a)	581,865	7,232,582
TOTAL BOND FUNDS
(Cost $11,513,093)		11,316,581

Short-Term Funds - 6.2%
VIP Government Money Market Portfolio Investor Class 1.68% (a)(b)
(Cost $1,929,182)	1,929,182	1,929,182
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $28,475,413)		31,239,144
NET OTHER ASSETS (LIABILITIES) - 0.0%		90
NET ASSETS - 100%		$31,239,234

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund Premium Class	$--	$1,158,376	$--	$9	$--	$--	$1,158,376
Fidelity Long-Term Treasury Bond Index Fund Premium Class	--	974,655	--	78	--	--	974,655
VIP Contrafund Portfolio Investor Class	2,489,286	206,368	472,148	206,363	34,159	(159,056)	2,098,609
VIP Emerging Markets Portfolio Investor Class	1,077,469	1,165,423	139,530	485	40,786	(100,587)	2,043,561
VIP Equity-Income Portfolio Investor Class	2,615,358	176,072	418,081	114,821	(32,319)	(136,640)	2,204,390
VIP Government Money Market Portfolio Investor Class 1.68%	1,093,268	882,161	46,247	8,369	--	--	1,929,182
VIP Growth & Income Portfolio Investor Class	3,035,821	188,957	575,894	158,021	46,485	(186,588)	2,508,781
VIP Growth Portfolio Investor Class	2,536,867	341,966	624,306	341,960	89,430	(189,594)	2,154,363
VIP High Income Portfolio Investor Class	2,120,198	93,810	230,726	19,607	(16,388)	(15,926)	1,950,968
VIP Investment Grade Bond Portfolio Investor Class	9,686,654	968,230	3,166,462	101,664	(129,058)	(126,782)	7,232,582
VIP Mid Cap Portfolio Investor Class	732,753	58,563	145,774	58,561	13,564	(49,848)	609,258
VIP Overseas Portfolio Investor Class	4,113,938	257,263	327,622	1,029	32,297	(99,743)	3,976,133
VIP Value Portfolio Investor Class	1,933,329	65,850	318,291	65,849	15,287	(84,884)	1,611,291
VIP Value Strategies Portfolio Investor Class	948,299	28,843	154,656	28,842	(8,570)	(26,921)	786,995
Total	$32,383,240	$6,566,537	$6,619,737	$1,105,658	$85,673	$(1,176,569)	$31,239,144

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Lifetime Income® III Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $28,475,413)	$31,239,144
Total Investment in Securities (cost $28,475,413)		$31,239,144
Cash		2
Receivable for investments sold		4,028,164
Total assets		35,267,310
Liabilities
Payable for investments purchased	$4,027,560
Payable for fund shares redeemed	516
Total liabilities		4,028,076
Net Assets		$31,239,234
Net Assets consist of:
Paid in capital		$27,410,740
Undistributed net investment income		92,161
Accumulated undistributed net realized gain (loss) on investments		972,602
Net unrealized appreciation (depreciation) on investments		2,763,731
Net Assets, for 2,430,287 shares outstanding		$31,239,234
Net Asset Value, offering price and redemption price per share ($31,239,234 ÷ 2,430,287 shares)		$12.85

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$92,259
Expenses
Independent trustees' fees and expenses	$99
Total expenses		99
Net investment income (loss)		92,160
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	85,673
Capital gain distributions from underlying funds:
Affiliated issuers	1,013,399
Total net realized gain (loss)		1,099,072
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(1,176,569)
Total change in net unrealized appreciation (depreciation)		(1,176,569)
Net gain (loss)		(77,497)
Net increase (decrease) in net assets resulting from operations		$14,663

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$92,160	$544,485
Net realized gain (loss)	1,099,072	895,739
Change in net unrealized appreciation (depreciation)	(1,176,569)	3,124,101
Net increase (decrease) in net assets resulting from operations	14,663	4,564,325
Distributions to shareholders from net investment income	–	(543,806)
Distributions to shareholders from net realized gain	(553,350)	(812,703)
Total distributions	(553,350)	(1,356,509)
Share transactions
Proceeds from sales of shares	–	1,985,174
Reinvestment of distributions	553,350	1,356,509
Cost of shares redeemed	(1,158,734)	(2,247,094)
Net increase (decrease) in net assets resulting from share transactions	(605,384)	1,094,589
Total increase (decrease) in net assets	(1,144,071)	4,302,405
Net Assets
Beginning of period	32,383,305	28,080,900
End of period	$31,239,234	$32,383,305
Other Information
Undistributed net investment income end of period	$92,161	$1
Shares
Sold	–	164,920
Issued in reinvestment of distributions	42,862	108,141
Redeemed	(89,402)	(177,878)
Net increase (decrease)	(46,540)	95,183

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom Lifetime Income III Portfolio

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.07	$11.79	$11.59	$11.91	$11.74	$9.99
Income from Investment Operations
Net investment income (loss)A	.04	.22	.23	.27	.25	.23
Net realized and unrealized gain (loss)	(.03)	1.62	.51	(.30)	.37	1.81
Total from investment operations	.01	1.84	.74	(.03)	.62	2.04
Distributions from net investment income	–	(.23)	(.21)	(.24)	(.22)	(.20)
Distributions from net realized gain	(.23)	(.33)	(.33)	(.05)	(.23)	(.09)
Total distributions	(.23)	(.56)	(.54)	(.29)	(.45)	(.29)
Net asset value, end of period	$12.85	$13.07	$11.79	$11.59	$11.91	$11.74
Total ReturnB,C,D	.04%	15.85%	6.83%	(.27)%	5.30%	20.43%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G,H	-%	-%	-%	-%	-%
Expenses net of all reductions	- %G,H	-%	-%	-%	-%	-%
Net investment income (loss)	.58%H	1.74%	1.95%	2.23%	2.07%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$31,239	$32,383	$28,081	$21,180	$17,037	$12,661
Portfolio turnover rateE	41%H	15%	15%	12%	18%	19%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, and VIP Freedom Lifetime Income III Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP Freedom Lifetime Income I	$12,484,804	$539,125	$(165,815)	$373,310
VIP Freedom Lifetime Income II	31,069,305	2,778,177	(411,322)	2,366,855
VIP Freedom Lifetime Income III	28,526,614	3,038,317	(325,787)	2,712,530

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Freedom Lifetime Income I	2,668,975	3,179,819
VIP Freedom Lifetime Income II	6,672,645	7,036,379
VIP Freedom Lifetime Income III	6,566,537	6,619,737

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

5. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of all of the outstanding shares of the Funds.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
VIP Freedom Lifetime Income I	- %-C
Actual		$1,000.00	$993.10	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
VIP Freedom Lifetime Income II	- %-C
Actual		$1,000.00	$999.30	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
VIP Freedom Lifetime Income III	- %-C
Actual		$1,000.00	$1,000.40	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.01

 E 5% return per year before expenses

VIPFLI-SANN-0818
1.816202.112

Fidelity® Variable Insurance Products:
Investor Freedom Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030

Investor Freedom Income® Portfolio

Investor Freedom® 2005 Portfolio

Investor Freedom® 2010 Portfolio

Investor Freedom® 2015 Portfolio

Investor Freedom® 2020 Portfolio

Investor Freedom® 2025 Portfolio

Investor Freedom® 2030 Portfolio

Semi-Annual Report

June 30, 2018

Contents

Note to shareholders
VIP Investor Freedom Income Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Investor Freedom 2005 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Investor Freedom 2010 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Investor Freedom 2015 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Investor Freedom 2020 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Investor Freedom 2025 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Investor Freedom 2030 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to shareholders

At its May 2018 meeting, the Board of Trustees approved incremental updates to the strategic asset allocation (i.e., glide path) of VIP Investor Freedom Funds, adding U.S. Treasury Inflation-Protected Securities and long-term U.S. Treasury bonds as fixed exposures in the Funds’ bond allocations, while slightly reducing the equity and short-term debt allocations for shorter-dated Portfolios. These glide path updates are expected to be fully implemented by the end of 2018. In addition, to increase the investment opportunity set, the Board approved allowing VIP Investor Freedom Funds to employ underlying Fidelity funds beyond just VIP portfolios.

VIP Investor Freedom Income Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2018

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	37.2
VIP Government Money Market Portfolio Investor Class 1.68%	29.2
VIP Overseas Portfolio Investor Class	6.0
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class	5.7
VIP Emerging Markets Portfolio Investor Class	3.7
Fidelity Long-Term Treasury Bond Index Fund Premium Class	3.4
VIP Growth & Income Portfolio Investor Class	2.7
VIP Equity-Income Portfolio Investor Class	2.4
VIP Growth Portfolio Investor Class	2.3
VIP Contrafund Portfolio Investor Class	2.2
94.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	12.8%
International Equity Funds	9.7%
Bond Funds	48.3%
Short-Term Funds	29.2%

VIP Investor Freedom Income Portfolio℠

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 12.8%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	49,878	$1,767,179
VIP Equity-Income Portfolio Investor Class (a)	83,995	1,856,282
VIP Growth & Income Portfolio Investor Class (a)	98,769	2,112,660
VIP Growth Portfolio Investor Class (a)	26,181	1,814,078
VIP Mid Cap Portfolio Investor Class (a)	14,111	513,059
VIP Value Portfolio Investor Class (a)	86,646	1,356,877
VIP Value Strategies Portfolio Investor Class (a)	48,730	662,728
TOTAL DOMESTIC EQUITY FUNDS
(Cost $7,497,216)		10,082,863

International Equity Funds - 9.7%
VIP Emerging Markets Portfolio Investor Class (a)	256,444	2,913,204
VIP Overseas Portfolio Investor Class (a)	211,065	4,715,190
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,627,343)		7,628,394

Bond Funds - 48.3%
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class (a)	457,466	4,492,319
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	207,651	2,637,162
VIP High Income Portfolio Investor Class (a)	292,207	1,563,307
VIP Investment Grade Bond Portfolio Investor Class (a)	2,353,290	29,251,399
TOTAL BOND FUNDS
(Cost $38,378,201)		37,944,187

Short-Term Funds - 29.2%
VIP Government Money Market Portfolio Investor Class 1.68% (a)(b)
(Cost $22,928,242)	22,928,242	22,928,242
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $74,431,002)		78,583,686
NET OTHER ASSETS (LIABILITIES) - 0.0%		99
NET ASSETS - 100%		$78,583,785

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3
Total	$3

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class	$--	$4,492,319	$--	$41	$--	$--	$4,492,319
Fidelity Long-Term Treasury Bond Index Fund Premium Class	1,613,407	1,258,683	171,602	24,416	(2,604)	(60,722)	2,637,162
VIP Contrafund Portfolio Investor Class	1,841,127	445,627	423,430	156,743	15,713	(111,858)	1,767,179
VIP Emerging Markets Portfolio Investor Class	2,868,422	726,992	494,945	1,340	56,107	(243,372)	2,913,204
VIP Equity-Income Portfolio Investor Class	1,941,109	491,847	446,776	87,216	(7,778)	(122,120)	1,856,282
VIP Government Money Market Portfolio Investor Class 1.68%	24,499,469	4,182,055	5,753,282	167,732	--	--	22,928,242
VIP Growth & Income Portfolio Investor Class	2,226,546	534,718	540,805	120,027	25,559	(133,358)	2,112,660
VIP Growth Portfolio Investor Class	1,874,934	542,501	528,333	259,735	58,698	(133,722)	1,814,078
VIP High Income Portfolio Investor Class	1,506,782	253,540	174,613	13,868	(961)	(21,441)	1,563,307
VIP Investment Grade Bond Portfolio Investor Class	29,526,046	5,345,767	4,875,609	303,054	(43,749)	(701,056)	29,251,399
VIP Mid Cap Portfolio Investor Class	539,310	129,987	128,434	44,479	4,667	(32,471)	513,059
VIP Overseas Portfolio Investor Class	4,883,906	889,903	968,885	1,236	46,240	(135,974)	4,715,190
VIP Value Portfolio Investor Class	1,426,078	310,417	326,873	50,019	4,114	(56,859)	1,356,877
VIP Value Strategies Portfolio Investor Class	696,511	145,682	153,281	21,909	665	(26,849)	662,728
	$75,443,647	$19,750,038	$14,986,868	$1,251,815	$156,671	$(1,779,802)	$78,583,686

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom Income Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $74,431,002)	$78,583,686
Total Investment in Securities (cost $74,431,002)		$78,583,686
Cash		5
Receivable for investments sold		5,344,513
Receivable for fund shares sold		141,517
Total assets		84,069,721
Liabilities
Payable for investments purchased	5,485,915
Payable for fund shares redeemed	21
Total liabilities		5,485,936
Net Assets		$78,583,785
Net Assets consist of:
Paid in capital		$73,225,039
Undistributed net investment income		338,754
Accumulated undistributed net realized gain (loss) on investments		867,308
Net unrealized appreciation (depreciation) on investments		4,152,684
Net Assets, for 6,836,633 shares outstanding		$78,583,785
Net Asset Value, offering price and redemption price per share ($78,583,785 ÷ 6,836,633 shares)		$11.49

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$342,315
Income from Fidelity Central Funds		3
Total income		342,318
Expenses
Independent trustees' fees and expenses	$232
Total expenses		232
Net investment income (loss)		342,086
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	156,671
Capital gain distributions from underlying funds:
Affiliated issuers	909,500
Total net realized gain (loss)		1,066,171
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(1,779,802)
Total change in net unrealized appreciation (depreciation)		(1,779,802)
Net gain (loss)		(713,631)
Net increase (decrease) in net assets resulting from operations		$(371,545)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$342,086	$1,134,659
Net realized gain (loss)	1,066,171	1,086,038
Change in net unrealized appreciation (depreciation)	(1,779,802)	3,552,258
Net increase (decrease) in net assets resulting from operations	(371,545)	5,772,955
Distributions to shareholders from net investment income	(19,891)	(1,118,100)
Distributions to shareholders from net realized gain	(789,021)	(669,886)
Total distributions	(808,912)	(1,787,986)
Share transactions
Proceeds from sales of shares	11,510,704	13,236,976
Reinvestment of distributions	808,912	1,787,986
Cost of shares redeemed	(8,000,463)	(10,654,992)
Net increase (decrease) in net assets resulting from share transactions	4,319,153	4,369,970
Total increase (decrease) in net assets	3,138,696	8,354,939
Net Assets
Beginning of period	75,445,089	67,090,150
End of period	$78,583,785	$75,445,089
Other Information
Undistributed net investment income end of period	$338,754	$16,559
Shares
Sold	997,361	1,145,861
Issued in reinvestment of distributions	70,279	155,245
Redeemed	(693,561)	(923,119)
Net increase (decrease)	374,079	377,987

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom Income Portfolio

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.67	$11.03	$10.86	$11.11	$10.97	$10.65
Income from Investment Operations
Net investment income (loss)A	.05	.18	.16	.19	.17	.19
Net realized and unrealized gain (loss)	(.11)	.75	.31	(.23)	.25	.39
Total from investment operations	(.06)	.93	.47	(.04)	.42	.58
Distributions from net investment income	–B	(.18)	(.16)	(.19)	(.17)	(.17)
Distributions from net realized gain	(.12)	(.11)	(.14)	(.01)	(.10)	(.09)
Total distributions	(.12)	(.29)	(.30)	(.21)C	(.28)D	(.26)
Net asset value, end of period	$11.49	$11.67	$11.03	$10.86	$11.11	$10.97
Total ReturnE,F,G	(.50)%	8.45%	4.43%	(.37)%	3.80%	5.43%
Ratios to Average Net AssetsH,I
Expenses before reductionsJ	- %K	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %J,K	-%	-%	-%	-%	-%
Expenses net of all reductions	- %J,K	-%	-%	-%	-%	-%
Net investment income (loss)	.89%K	1.59%	1.47%	1.68%	1.57%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$78,584	$75,445	$67,090	$64,031	$66,121	$60,214
Portfolio turnover rateH	39%K	25%	25%	33%	26%	33%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.015 per share.

 D Total distributions of $.28 per share is comprised of distributions from net investment income of $.170 and distributions from net realized gain of $.105 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 J Amount represents less than .005%.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2005 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2018

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	34.1
VIP Government Money Market Portfolio Investor Class 1.68%	23.6
VIP Overseas Portfolio Investor Class	8.0
Fidelity Inflation-Protected Bond Index Fund Premium Class	5.1
VIP Emerging Markets Portfolio Investor Class	4.6
VIP Growth & Income Portfolio Investor Class	4.0
VIP Equity-Income Portfolio Investor Class	3.5
Fidelity Long-Term Treasury Bond Index Fund Premium Class	3.5
VIP Growth Portfolio Investor Class	3.4
VIP Contrafund Portfolio Investor Class	3.3
93.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	19.1%
International Equity Funds	12.6%
Bond Funds	44.7%
Short-Term Funds	23.6%

VIP Investor Freedom 2005 Portfolio℠

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 19.1%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	28,310	$1,003,034
VIP Equity-Income Portfolio Investor Class (a)	47,676	1,053,634
VIP Growth & Income Portfolio Investor Class (a)	56,066	1,199,250
VIP Growth Portfolio Investor Class (a)	14,858	1,029,544
VIP Mid Cap Portfolio Investor Class (a)	8,010	291,239
VIP Value Portfolio Investor Class (a)	49,187	770,263
VIP Value Strategies Portfolio Investor Class (a)	27,664	376,226
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,577,467)		5,723,190

International Equity Funds - 12.6%
VIP Emerging Markets Portfolio Investor Class (a)	122,599	1,392,728
VIP Overseas Portfolio Investor Class (a)	107,280	2,396,639
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,014,822)		3,789,367

Bond Funds - 44.7%
Fidelity Inflation-Protected Bond Index Fund Premium Class (a)	156,467	1,536,502
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	82,033	1,041,816
VIP High Income Portfolio Investor Class (a)	111,560	596,845
VIP Investment Grade Bond Portfolio Investor Class (a)	823,265	10,233,184
TOTAL BOND FUNDS
(Cost $13,596,832)		13,408,347

Short-Term Funds - 23.6%
VIP Government Money Market Portfolio Investor Class 1.68% (a)(b)
(Cost $7,100,579)	7,100,579	7,100,579
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $28,289,700)		30,021,483
NET OTHER ASSETS (LIABILITIES) - 0.0%		24
NET ASSETS - 100%		$30,021,507

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund Premium Class	$--	$1,536,502	$--	$12	$--	$--	$1,536,502
Fidelity Long-Term Treasury Bond Index Fund Fund Premium Class	618,743	504,259	57,813	9,480	(1,017)	(22,356)	1,041,816
VIP Contrafund Portfolio Investor Class	1,047,027	224,369	215,439	88,190	1,259	(54,182)	1,003,034
VIP Emerging Markets Portfolio Investor Class	1,377,196	315,976	211,578	641	18,334	(107,200)	1,392,728
VIP Equity-Income Portfolio Investor Class	1,103,928	230,553	208,132	49,064	(2,655)	(70,060)	1,053,634
VIP Government Money Market Portfolio Investor Class 1.68%	7,501,026	1,257,474	1,657,921	51,991	--	--	7,100,579
VIP Growth & Income Portfolio Investor Class	1,266,284	258,203	264,867	67,526	5,345	(65,715)	1,199,250
VIP Growth Portfolio Investor Class	1,066,201	285,426	281,914	146,146	8,966	(49,135)	1,029,544
VIP High Income Portfolio Investor Class	576,160	89,176	59,795	5,300	(729)	(7,967)	596,845
VIP Investment Grade Bond Portfolio Investor Class	10,309,697	1,830,231	1,643,371	106,214	(25,844)	(237,529)	10,233,184
VIP Mid Cap Portfolio Investor Class	306,705	64,703	64,548	25,023	2,295	(17,916)	291,239
VIP Overseas Portfolio Investor Class	2,508,357	377,570	445,689	629	6,877	(50,476)	2,396,639
VIP Value Portfolio Investor Class	811,018	142,538	153,549	28,137	150	(29,894)	770,263
VIP Value Strategies Portfolio Investor Class	396,111	67,145	72,148	12,325	(549)	(14,333)	376,226
	$28,888,453	$7,184,125	$5,336,764	$590,678	$12,432	$(726,763)	$30,021,483

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2005 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $28,289,700)	$30,021,483
Total Investment in Securities (cost $28,289,700)		$30,021,483
Cash		1
Receivable for investments sold		1,865,156
Receivable for fund shares sold		3,866
Total assets		31,890,506
Liabilities
Payable for investments purchased	1,868,982
Payable for fund shares redeemed	17
Total liabilities		1,868,999
Net Assets		$30,021,507
Net Assets consist of:
Paid in capital		$27,770,343
Undistributed net investment income		116,319
Accumulated undistributed net realized gain (loss) on investments		403,062
Net unrealized appreciation (depreciation) on investments		1,731,783
Net Assets, for 2,567,683 shares outstanding		$30,021,507
Net Asset Value, offering price and redemption price per share ($30,021,507 ÷ 2,567,683 shares)		$11.69

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$118,655
Expenses
Independent trustees' fees and expenses	$88
Total expenses		88
Net investment income (loss)		118,567
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	12,432
Capital gain distributions from underlying funds:
Affiliated issuers	472,023
Total net realized gain (loss)		484,455
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(726,763)
Total change in net unrealized appreciation (depreciation)		(726,763)
Net gain (loss)		(242,308)
Net increase (decrease) in net assets resulting from operations		$(123,741)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$118,567	$414,006
Net realized gain (loss)	484,455	390,123
Change in net unrealized appreciation (depreciation)	(726,763)	1,623,402
Net increase (decrease) in net assets resulting from operations	(123,741)	2,427,531
Distributions to shareholders from net investment income	(7,457)	(408,797)
Distributions to shareholders from net realized gain	(251,057)	(299,063)
Total distributions	(258,514)	(707,860)
Share transactions
Proceeds from sales of shares	3,978,246	9,434,626
Reinvestment of distributions	258,514	707,860
Cost of shares redeemed	(2,721,892)	(3,744,680)
Net increase (decrease) in net assets resulting from share transactions	1,514,868	6,397,806
Total increase (decrease) in net assets	1,132,613	8,117,477
Net Assets
Beginning of period	28,888,894	20,771,417
End of period	$30,021,507	$28,888,894
Other Information
Undistributed net investment income end of period	$116,319	$5,209
Shares
Sold	337,762	808,825
Issued in reinvestment of distributions	22,039	60,793
Redeemed	(230,692)	(325,020)
Net increase (decrease)	129,109	544,598

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom 2005 Portfolio

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.85	$10.97	$10.79	$11.05	$10.90	$10.20
Income from Investment Operations
Net investment income (loss)A	.05	.20	.17	.19	.19	.18
Net realized and unrealized gain (loss)	(.11)	1.00	.35	(.22)	.27	.81
Total from investment operations	(.06)	1.20	.52	(.03)	.46	.99
Distributions from net investment income	–B	(.17)	(.16)	(.20)	(.18)	(.17)
Distributions from net realized gain	(.10)	(.14)	(.17)	(.03)	(.14)	(.12)
Total distributions	(.10)	(.32)C	(.34)D	(.23)	(.31)E	(.29)
Net asset value, end of period	$11.69	$11.85	$10.97	$10.79	$11.05	$10.90
Total ReturnF,G,H	(.48)%	10.97%	4.94%	(.31)%	4.25%	9.73%
Ratios to Average Net AssetsI,J
Expenses before reductionsK	- %L	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %K,L	-%	-%	-%	-%	-%
Expenses net of all reductions	- %K,L	-%	-%	-%	-%	-%
Net investment income (loss)	.81%L	1.74%	1.52%	1.70%	1.71%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$30,022	$28,889	$20,771	$20,408	$22,437	$18,912
Portfolio turnover rateI	36%L	28%	35%	25%	30%	46%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.171 and distributions from net realized gain of $.144 per share.

 D Total distributions of $.34 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.173 per share.

 E Total distributions of $.31 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.135 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Amounts do not include the activity of the Underlying Funds.

 J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 K Amount represents less than .005%.

 L Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2010 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2018

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	30.6
VIP Government Money Market Portfolio Investor Class 1.68%	18.5
VIP Overseas Portfolio Investor Class	10.0
VIP Emerging Markets Portfolio Investor Class	5.6
VIP Growth & Income Portfolio Investor Class	5.3
VIP Equity-Income Portfolio Investor Class	4.7
VIP Growth Portfolio Investor Class	4.5
Fidelity Inflation-Protected Bond Index Fund Institutional Class	4.5
VIP Contrafund Portfolio Investor Class	4.4
Fidelity Long-Term Treasury Bond Index Fund Premium Class	3.5
91.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	25.3%
International Equity Funds	15.6%
Bond Funds	40.6%
Short-Term Funds	18.5%

VIP Investor Freedom 2010 Portfolio℠

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 25.3%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	82,063	$2,907,480
VIP Equity-Income Portfolio Investor Class (a)	138,201	3,054,232
VIP Growth & Income Portfolio Investor Class (a)	162,535	3,476,617
VIP Growth Portfolio Investor Class (a)	43,066	2,984,045
VIP Mid Cap Portfolio Investor Class (a)	23,222	844,353
VIP Value Portfolio Investor Class (a)	142,602	2,233,152
VIP Value Strategies Portfolio Investor Class (a)	80,204	1,090,776
TOTAL DOMESTIC EQUITY FUNDS
(Cost $13,029,267)		16,590,655

International Equity Funds - 15.6%
VIP Emerging Markets Portfolio Investor Class (a)	321,277	3,649,707
VIP Overseas Portfolio Investor Class (a)	292,978	6,545,138
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $8,134,658)		10,194,845

Bond Funds - 40.6%
Fidelity Inflation-Protected Bond Index Fund Institutional Class (a)	300,066	2,946,649
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	179,082	2,274,341
VIP High Income Portfolio Investor Class (a)	243,341	1,301,874
VIP Investment Grade Bond Portfolio Investor Class (a)	1,615,873	20,085,301
TOTAL BOND FUNDS
(Cost $26,850,954)		26,608,165

Short-Term Funds - 18.5%
VIP Government Money Market Portfolio Investor Class 1.68% (a)(b)
(Cost $12,128,741)	12,128,741	12,128,741
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $60,143,620)		65,522,406
NET OTHER ASSETS (LIABILITIES) - 0.0%		44
NET ASSETS - 100%		$65,522,450

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund Institutional Class	$--	$2,946,649	$--	$26	$--	$--	$2,946,649
Fidelity Long-Term Treasury Bond Index Fund Premium Class	1,428,916	1,043,324	143,636	21,524	(3,378)	(50,885)	2,274,341
VIP Contrafund Portfolio Investor Class	3,147,693	491,139	571,283	265,829	43,952	(204,021)	2,907,480
VIP Emerging Markets Portfolio Investor Class	3,806,001	642,407	569,874	1,772	75,126	(303,953)	3,649,707
VIP Equity-Income Portfolio Investor Class	3,318,666	497,839	545,605	147,904	(26,675)	(189,993)	3,054,232
VIP Government Money Market Portfolio Investor Class 1.68%	13,630,209	1,577,887	3,079,355	92,256	--	--	12,128,741
VIP Growth & Income Portfolio Investor Class	3,807,071	550,755	699,747	203,555	79,929	(261,391)	3,476,617
VIP Growth Portfolio Investor Class	3,205,196	670,831	763,955	440,503	149,684	(277,711)	2,984,045
VIP High Income Portfolio Investor Class	1,334,382	135,457	148,048	12,283	(3,103)	(16,814)	1,301,874
VIP Investment Grade Bond Portfolio Investor Class	21,617,518	2,726,024	3,697,354	218,954	(65,676)	(495,211)	20,085,301
VIP Mid Cap Portfolio Investor Class	922,105	141,062	172,248	75,429	13,331	(59,897)	844,353
VIP Overseas Portfolio Investor Class	7,146,681	644,856	1,134,276	1,797	54,969	(167,092)	6,545,138
VIP Value Portfolio Investor Class	2,438,081	287,279	402,958	84,821	16,792	(106,042)	2,233,152
VIP Value Strategies Portfolio Investor Class	1,190,716	132,659	187,228	37,152	2,273	(47,644)	1,090,776
	$66,993,235	$12,488,168	$12,115,567	$1,603,805	$337,224	$(2,180,654)	$65,522,406

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2010 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $60,143,620)	$65,522,406
Total Investment in Securities (cost $60,143,620)		$65,522,406
Cash		6
Receivable for investments sold		3,605,040
Total assets		69,127,452
Liabilities
Payable for investments purchased	3,601,493
Payable for fund shares redeemed	3,509
Total liabilities		3,605,002
Net Assets		$65,522,450
Net Assets consist of:
Paid in capital		$58,409,734
Undistributed net investment income		243,221
Accumulated undistributed net realized gain (loss) on investments		1,490,709
Net unrealized appreciation (depreciation) on investments		5,378,786
Net Assets, for 5,250,219 shares outstanding		$65,522,450
Net Asset Value, offering price and redemption price per share ($65,522,450 ÷ 5,250,219 shares)		$12.48

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$243,426
Expenses
Independent trustees' fees and expenses	$205
Total expenses		205
Net investment income (loss)		243,221
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	337,224
Capital gain distributions from underlying funds:
Affiliated issuers	1,360,379
Total net realized gain (loss)		1,697,603
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(2,180,654)
Total change in net unrealized appreciation (depreciation)		(2,180,654)
Net gain (loss)		(483,051)
Net increase (decrease) in net assets resulting from operations		$(239,830)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$243,221	$992,334
Net realized gain (loss)	1,697,603	1,772,099
Change in net unrealized appreciation (depreciation)	(2,180,654)	5,029,085
Net increase (decrease) in net assets resulting from operations	(239,830)	7,793,518
Distributions to shareholders from net investment income	–	(983,630)
Distributions to shareholders from net realized gain	(1,315,841)	(1,113,146)
Total distributions	(1,315,841)	(2,096,776)
Share transactions
Proceeds from sales of shares	4,893,057	7,828,054
Reinvestment of distributions	1,315,841	2,096,776
Cost of shares redeemed	(6,124,016)	(8,132,199)
Net increase (decrease) in net assets resulting from share transactions	84,882	1,792,631
Total increase (decrease) in net assets	(1,470,789)	7,489,373
Net Assets
Beginning of period	66,993,239	59,503,866
End of period	$65,522,450	$66,993,239
Other Information
Undistributed net investment income end of period	$243,221	$–
Shares
Sold	386,866	636,783
Issued in reinvestment of distributions	104,932	169,127
Redeemed	(483,805)	(657,418)
Net increase (decrease)	7,993	148,492

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom 2010 Portfolio

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.78	$11.68	$11.49	$11.77	$11.64	$10.57
Income from Investment Operations
Net investment income (loss)A	.05	.19	.17	.21	.20	.20
Net realized and unrealized gain (loss)	(.10)	1.32	.42	(.25)	.33	1.21
Total from investment operations	(.05)	1.51	.59	(.04)	.53	1.41
Distributions from net investment income	–	(.19)	(.18)	(.21)	(.19)	(.20)
Distributions from net realized gain	(.25)	(.22)	(.22)	(.03)	(.20)	(.14)
Total distributions	(.25)	(.41)	(.40)	(.24)	(.40)B	(.34)
Net asset value, end of period	$12.48	$12.78	$11.68	$11.49	$11.77	$11.64
Total ReturnC,D,E	(.39)%	13.05%	5.33%	(.34)%	4.56%	13.41%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	- %I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %H,I	-%	-%	-%	-%	-%
Expenses net of all reductions	- %H,I	-%	-%	-%	-%	-%
Net investment income (loss)	.74%I	1.55%	1.47%	1.76%	1.66%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$65,522	$66,993	$59,504	$59,469	$62,339	$62,571
Portfolio turnover rateF	37%I	25%	24%	21%	27%	23%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.40 per share is comprised of distributions from net investment income of $.192 and distributions from net realized gain of $.204 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 H Amount represents less than $.005%.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2015 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2018

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	27.0
VIP Government Money Market Portfolio Investor Class 1.68%	13.7
VIP Overseas Portfolio Investor Class	12.0
VIP Growth & Income Portfolio Investor Class	6.6
VIP Emerging Markets Portfolio Investor Class	6.3
VIP Equity-Income Portfolio Investor Class	5.8
VIP Growth Portfolio Investor Class	5.7
VIP Contrafund Portfolio Investor Class	5.5
VIP Value Portfolio Investor Class	4.3
Fidelity Inflation-Protected Bond Index Fund Institutional Class	4.0
90.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	31.6%
International Equity Funds	18.3%
Bond Funds	36.4%
Short-Term Funds	13.7%

VIP Investor Freedom 2015 Portfolio℠

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 31.6%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	169,180	$5,994,053
VIP Equity-Income Portfolio Investor Class (a)	284,913	6,296,588
VIP Growth & Income Portfolio Investor Class (a)	335,078	7,167,319
VIP Growth Portfolio Investor Class (a)	88,785	6,151,879
VIP Mid Cap Portfolio Investor Class (a)	47,872	1,740,614
VIP Value Portfolio Investor Class (a)	293,974	4,603,636
VIP Value Strategies Portfolio Investor Class (a)	165,339	2,248,611
TOTAL DOMESTIC EQUITY FUNDS
(Cost $26,316,985)		34,202,700

International Equity Funds - 18.3%
VIP Emerging Markets Portfolio Investor Class (a)	599,878	6,814,619
VIP Overseas Portfolio Investor Class (a)	580,596	12,970,504
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $15,344,523)		19,785,123

Bond Funds - 36.4%
Fidelity Inflation-Protected Bond Index Fund Institutional Class (a)	444,907	4,368,991
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	286,065	3,633,032
VIP High Income Portfolio Investor Class (a)	401,134	2,146,068
VIP Investment Grade Bond Portfolio Investor Class (a)	2,344,347	29,140,232
TOTAL BOND FUNDS
(Cost $39,726,187)		39,288,323

Short-Term Funds - 13.7%
VIP Government Money Market Portfolio Investor Class 1.68% (a)(b)
(Cost $14,808,060)	14,808,060	14,808,060
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $96,195,755)		108,084,206
NET OTHER ASSETS (LIABILITIES) - 0.0%		63
NET ASSETS - 100%		$108,084,269

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund Institutional Class	$--	$4,368,991	$--	$38	$--	$--	$4,368,991
Fidelity Long-Term Treasury Bond Index Fund Premium Class	2,371,814	1,528,960	178,571	35,655	(4,115)	(85,056)	3,633,032
VIP Contrafund Portfolio Investor Class	6,414,612	824,227	911,645	540,640	74,363	(407,504)	5,994,053
VIP Emerging Markets Portfolio Investor Class	7,059,060	1,012,453	816,637	3,284	123,732	(563,989)	6,814,619
VIP Equity-Income Portfolio Investor Class	6,763,168	825,054	842,523	300,812	(4,898)	(444,213)	6,296,588
VIP Government Money Market Portfolio Investor Class 1.68%	16,559,889	1,603,234	3,355,063	111,918	--	--	14,808,060
VIP Growth & Income Portfolio Investor Class	7,758,398	900,298	1,113,924	413,983	133,929	(511,382)	7,167,319
VIP Growth Portfolio Investor Class	6,531,800	1,187,053	1,300,558	895,891	275,543	(541,959)	6,151,879
VIP High Income Portfolio Investor Class	2,202,312	175,500	198,431	20,227	(5,477)	(27,836)	2,146,068
VIP Investment Grade Bond Portfolio Investor Class	31,699,720	3,375,436	5,113,753	322,580	(100,689)	(720,482)	29,140,232
VIP Mid Cap Portfolio Investor Class	1,879,117	235,977	277,425	153,412	26,061	(123,116)	1,740,614
VIP Overseas Portfolio Investor Class	14,068,103	855,015	1,712,636	3,530	133,452	(373,430)	12,970,504
VIP Value Portfolio Investor Class	4,968,700	445,732	623,432	172,509	25,864	(213,228)	4,603,636
VIP Value Strategies Portfolio Investor Class	2,426,589	201,788	284,845	75,563	2,614	(97,535)	2,248,611
	$110,703,282	$17,539,718	$16,729,443	$3,050,042	$680,379	$(4,109,730)	$108,084,206

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2015 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $96,195,755)	$108,084,206
Total Investment in Securities (cost $96,195,755)		$108,084,206
Cash		1
Receivable for investments sold		5,386,926
Receivable for fund shares sold		435,419
Total assets		113,906,552
Liabilities
Payable for investments purchased	5,822,226
Payable for fund shares redeemed	57
Total liabilities		5,822,283
Net Assets		$108,084,269
Net Assets consist of:
Paid in capital		$92,800,613
Undistributed net investment income		357,456
Accumulated undistributed net realized gain (loss) on investments		3,037,749
Net unrealized appreciation (depreciation) on investments		11,888,451
Net Assets, for 8,716,500 shares outstanding		$108,084,269
Net Asset Value, offering price and redemption price per share ($108,084,269 ÷ 8,716,500 shares)		$12.40

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$359,119
Expenses
Independent trustees' fees and expenses	$337
Total expenses		337
Net investment income (loss)		358,782
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	680,379
Capital gain distributions from underlying funds:
Affiliated issuers	2,690,923
Total net realized gain (loss)		3,371,302
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(4,109,730)
Total change in net unrealized appreciation (depreciation)		(4,109,730)
Net gain (loss)		(738,428)
Net increase (decrease) in net assets resulting from operations		$(379,646)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$358,782	$1,605,912
Net realized gain (loss)	3,371,302	3,274,702
Change in net unrealized appreciation (depreciation)	(4,109,730)	9,824,411
Net increase (decrease) in net assets resulting from operations	(379,646)	14,705,025
Distributions to shareholders from net investment income	(8,644)	(1,590,867)
Distributions to shareholders from net realized gain	(2,437,635)	(2,315,095)
Total distributions	(2,446,279)	(3,905,962)
Share transactions
Proceeds from sales of shares	5,297,741	9,716,733
Reinvestment of distributions	2,446,279	3,905,962
Cost of shares redeemed	(7,538,078)	(11,389,269)
Net increase (decrease) in net assets resulting from share transactions	205,942	2,233,426
Total increase (decrease) in net assets	(2,619,983)	13,032,489
Net Assets
Beginning of period	110,704,252	97,671,763
End of period	$108,084,269	$110,704,252
Other Information
Undistributed net investment income end of period	$357,456	$7,318
Shares
Sold	417,575	798,660
Issued in reinvestment of distributions	196,016	319,835
Redeemed	(598,071)	(928,642)
Net increase (decrease)	15,520	189,853

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom 2015 Portfolio

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.72	$11.48	$11.34	$11.63	$11.48	$10.34
Income from Investment Operations
Net investment income (loss)A	.04	.19	.17	.21	.19	.20
Net realized and unrealized gain (loss)	(.08)	1.51	.45	(.25)	.34	1.27
Total from investment operations	(.04)	1.70	.62	(.04)	.53	1.47
Distributions from net investment income	–B	(.19)	(.18)	(.22)	(.19)	(.20)
Distributions from net realized gain	(.28)	(.27)	(.31)	(.04)	(.19)	(.13)
Total distributions	(.28)	(.46)	(.48)C	(.25)D	(.38)	(.33)
Net asset value, end of period	$12.40	$12.72	$11.48	$11.34	$11.63	$11.48
Total ReturnE,F,G	(.31)%	14.99%	5.82%	(.34)%	4.65%	14.35%
Ratios to Average Net AssetsH,I
Expenses before reductionsJ	- %K	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %J,K	-%	-%	-%	-%	-%
Expenses net of all reductions	- %J,K	-%	-%	-%	-%	-%
Net investment income (loss)	.66%K	1.52%	1.53%	1.77%	1.67%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$108,084	$110,704	$97,672	$95,761	$101,740	$97,221
Portfolio turnover rateH	31%K	23%	23%	21%	20%	21%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.48 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.306 per share.

 D Total distributions of $.25 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.037 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 J Amount represents less than .005%.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2020 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2018

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	24.0
VIP Overseas Portfolio Investor Class	13.6
VIP Government Money Market Portfolio Investor Class 1.68%	9.8
VIP Growth & Income Portfolio Investor Class	7.7
VIP Emerging Markets Portfolio Investor Class	6.9
VIP Equity-Income Portfolio Investor Class	6.8
VIP Growth Portfolio Investor Class	6.6
VIP Contrafund Portfolio Investor Class	6.4
VIP Value Portfolio Investor Class	5.0
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class	3.8
90.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	36.8%
International Equity Funds	20.5%
Bond Funds	32.9%
Short-Term Funds	9.8%

VIP Investor Freedom 2020 Portfolio℠

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.8%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	399,571	$14,156,810
VIP Equity-Income Portfolio Investor Class (a)	672,913	14,871,373
VIP Growth & Income Portfolio Investor Class (a)	791,395	16,927,938
VIP Growth Portfolio Investor Class (a)	209,692	14,529,557
VIP Mid Cap Portfolio Investor Class (a)	113,063	4,110,984
VIP Value Portfolio Investor Class (a)	694,312	10,872,919
VIP Value Strategies Portfolio Investor Class (a)	390,504	5,310,859
TOTAL DOMESTIC EQUITY FUNDS
(Cost $63,332,801)		80,780,440

International Equity Funds - 20.5%
VIP Emerging Markets Portfolio Investor Class (a)	1,331,444	15,125,204
VIP Overseas Portfolio Investor Class (a)	1,334,811	29,819,672
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $35,435,625)		44,944,876

Bond Funds - 32.9%
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class (a)	845,632	8,304,108
Fidelity Long-Term Treasury Bond Index Fund Institutional Class (a)	538,681	6,841,251
VIP High Income Portfolio Investor Class (a)	814,324	4,356,634
VIP Investment Grade Bond Portfolio Investor Class (a)	4,248,799	52,812,574
TOTAL BOND FUNDS
(Cost $73,027,173)		72,314,567

Short-Term Funds - 9.8%
VIP Government Money Market Portfolio Investor Class 1.68% (a)(b)
(Cost $21,498,516)	21,498,516	21,498,516
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $193,294,115)		219,538,399
NET OTHER ASSETS (LIABILITIES) - 0.0%		110
NET ASSETS - 100%		$219,538,509

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10
Total	$10

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class	$--	$8,304,108	$--	$75	$--	$--	$8,304,108
Fidelity Long-Term Treasury Bond Index Fund Institutional Class	--	6,699,951	79,369	20,410	607	220,062	6,841,251
Fidelity Long-Term Treasury Bond Index Fund Premium Class	4,715,362	598,237	4,929,626	53,566	(401,413)	17,440	--
VIP Contrafund Portfolio Investor Class	14,766,318	1,805,983	1,631,039	1,264,161	75,305	(859,757)	14,156,810
VIP Emerging Markets Portfolio Investor Class	15,396,349	2,168,941	1,448,534	7,264	191,748	(1,183,300)	15,125,204
VIP Equity-Income Portfolio Investor Class	15,568,306	1,838,104	1,482,300	703,376	(78,190)	(974,547)	14,871,373
VIP Government Money Market Portfolio Investor Class 1.68%	24,186,331	2,222,459	4,910,274	164,512	--	--	21,498,516
VIP Growth & Income Portfolio Investor Class	17,858,626	1,986,027	2,032,467	967,995	112,407	(996,655)	16,927,938
VIP Growth Portfolio Investor Class	15,036,930	2,649,204	2,528,489	2,094,832	345,766	(973,854)	14,529,557
VIP High Income Portfolio Investor Class	4,428,784	341,745	345,943	41,198	(8,956)	(58,996)	4,356,634
VIP Investment Grade Bond Portfolio Investor Class	57,879,888	5,937,393	9,496,047	593,630	(207,886)	(1,300,774)	52,812,574
VIP Mid Cap Portfolio Investor Class	4,325,718	516,652	502,656	358,726	29,773	(258,503)	4,110,984
VIP Overseas Portfolio Investor Class	31,631,103	1,717,195	2,968,311	8,058	117,480	(677,795)	29,819,672
VIP Value Portfolio Investor Class	11,437,629	974,511	1,100,554	403,377	8,150	(446,817)	10,872,919
VIP Value Strategies Portfolio Investor Class	5,586,196	439,058	494,336	176,688	(3,751)	(216,308)	5,310,859
	$222,817,540	$38,199,568	$33,949,945	$6,857,868	$181,040	$(7,709,804)	$219,538,399

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2020 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $193,294,115)	$219,538,399
Total Investment in Securities (cost $193,294,115)		$219,538,399
Cash		9
Receivable for investments sold		10,070,966
Total assets		229,609,374
Liabilities
Payable for investments purchased	9,499,084
Payable for fund shares redeemed	571,781
Total liabilities		10,070,865
Net Assets		$219,538,509
Net Assets consist of:
Paid in capital		$186,887,757
Undistributed net investment income		661,451
Accumulated undistributed net realized gain (loss) on investments		5,745,017
Net unrealized appreciation (depreciation) on investments		26,244,284
Net Assets, for 17,328,620 shares outstanding		$219,538,509
Net Asset Value, offering price and redemption price per share ($219,538,509 ÷ 17,328,620 shares)		$12.67

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$665,004
Income from Fidelity Central Funds		10
Total income		665,014
Expenses
Independent trustees' fees and expenses	$678
Total expenses		678
Net investment income (loss)		664,336
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	181,040
Capital gain distributions from underlying funds:
Affiliated issuers	6,192,864
Total net realized gain (loss)		6,373,904
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(7,709,804)
Total change in net unrealized appreciation (depreciation)		(7,709,804)
Net gain (loss)		(1,335,900)
Net increase (decrease) in net assets resulting from operations		$(671,564)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$664,336	$3,128,617
Net realized gain (loss)	6,373,904	5,709,147
Change in net unrealized appreciation (depreciation)	(7,709,804)	22,317,401
Net increase (decrease) in net assets resulting from operations	(671,564)	31,155,165
Distributions to shareholders from net investment income	(17,200)	(3,096,357)
Distributions to shareholders from net realized gain	(4,007,639)	(4,378,420)
Total distributions	(4,024,839)	(7,474,777)
Share transactions
Proceeds from sales of shares	8,725,774	20,373,146
Reinvestment of distributions	4,024,839	7,474,777
Cost of shares redeemed	(11,334,658)	(18,523,125)
Net increase (decrease) in net assets resulting from share transactions	1,415,955	9,324,798
Total increase (decrease) in net assets	(3,280,448)	33,005,186
Net Assets
Beginning of period	222,818,957	189,813,771
End of period	$219,538,509	$222,818,957
Other Information
Undistributed net investment income end of period	$661,451	$14,315
Shares
Sold	678,426	1,650,223
Issued in reinvestment of distributions	315,179	602,555
Redeemed	(885,562)	(1,520,761)
Net increase (decrease)	108,043	732,017

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom 2020 Portfolio

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.94	$11.51	$11.34	$11.63	$11.47	$10.20
Income from Investment Operations
Net investment income (loss)A	.04	.19	.17	.21	.20	.20
Net realized and unrealized gain (loss)	(.08)	1.69	.47	(.25)	.34	1.42
Total from investment operations	(.04)	1.88	.64	(.04)	.54	1.62
Distributions from net investment income	–B	(.18)	(.17)	(.21)	(.19)	(.20)
Distributions from net realized gain	(.23)	(.27)	(.30)	(.04)	(.19)	(.15)
Total distributions	(.23)	(.45)	(.47)	(.25)	(.38)	(.35)
Net asset value, end of period	$12.67	$12.94	$11.51	$11.34	$11.63	$11.47
Total ReturnC,D,E	(.29)%	16.55%	6.04%	(.35)%	4.75%	15.96%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	- %I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %H,I	-%	-%	-%	-%	-%
Expenses net of all reductions	- %H,I	-%	-%	-%	-%	-%
Net investment income (loss)	.60%I	1.52%	1.52%	1.79%	1.74%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$219,539	$222,819	$189,814	$187,438	$191,764	$161,093
Portfolio turnover rateF	31%I	21%	23%	17%	13%	22%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 H Amount represents less than .005%.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2025 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2018

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	20.6
VIP Overseas Portfolio Investor Class	14.9
VIP Growth & Income Portfolio Investor Class	8.6
VIP Equity-Income Portfolio Investor Class	7.6
VIP Emerging Markets Portfolio Investor Class	7.4
VIP Growth Portfolio Investor Class	7.4
VIP Contrafund Portfolio Investor Class	7.2
VIP Government Money Market Portfolio Investor Class 1.68%	7.0
VIP Value Portfolio Investor Class	5.5
Fidelity Long-Term Treasury Bond Index Fund Institutional Class	3.6
89.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	41.1%
International Equity Funds	22.3%
Bond Funds	29.6%
Short-Term Funds	7.0%

VIP Investor Freedom 2025 Portfolio℠

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 41.1%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	440,284	$15,599,255
VIP Equity-Income Portfolio Investor Class (a)	741,483	16,386,768
VIP Growth & Income Portfolio Investor Class (a)	872,059	18,653,332
VIP Growth Portfolio Investor Class (a)	231,051	16,009,527
VIP Mid Cap Portfolio Investor Class (a)	124,587	4,529,982
VIP Value Portfolio Investor Class (a)	765,083	11,981,201
VIP Value Strategies Portfolio Investor Class (a)	430,314	5,852,271
TOTAL DOMESTIC EQUITY FUNDS
(Cost $70,315,069)		89,012,336

International Equity Funds - 22.3%
VIP Emerging Markets Portfolio Investor Class (a)	1,411,375	16,033,225
VIP Overseas Portfolio Investor Class (a)	1,449,323	32,377,868
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $38,133,181)		48,411,093

Bond Funds - 29.6%
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class (a)	745,103	7,316,909
Fidelity Long-Term Treasury Bond Index Fund Institutional Class (a)	618,433	7,854,098
VIP High Income Portfolio Investor Class (a)	804,168	4,302,297
VIP Investment Grade Bond Portfolio Investor Class (a)	3,598,348	44,727,466
TOTAL BOND FUNDS
(Cost $65,126,391)		64,200,770

Short-Term Funds - 7.0%
Fidelity Cash Central Fund, 1.93% (b)	5	5
VIP Government Money Market Portfolio Investor Class 1.68% (a)(c)	15,267,519	15,267,519
TOTAL SHORT-TERM FUNDS
(Cost $15,267,524)		15,267,524
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $188,842,165)		216,891,723
NET OTHER ASSETS (LIABILITIES) - 0.0%		91
NET ASSETS - 100%		$216,891,814

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9
Total	$9

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class	$--	$7,316,909	$--	$66	$--	$--	$7,316,909
Fidelity Long-Term Treasury Bond Index Fund Institutional Class	--	7,681,233	70,226	22,575	(102)	243,193	7,854,098
Fidelity Long-Term Treasury Bond Index Fund Premium Class	4,558,600	615,728	4,802,190	52,152	(389,131)	16,993	--
VIP Contrafund Portfolio Investor Class	15,860,487	2,131,159	1,548,329	1,363,910	19,336	(863,398)	15,599,255
VIP Emerging Markets Portfolio Investor Class	15,939,402	2,482,253	1,354,693	7,551	127,891	(1,161,628)	16,033,225
VIP Equity-Income Portfolio Investor Class	16,721,864	2,140,636	1,341,002	758,890	23,029	(1,157,759)	16,386,768
VIP Government Money Market Portfolio Investor Class 1.68%	18,139,153	2,004,594	4,876,228	123,115	--	--	15,267,519
VIP Growth & Income Portfolio Investor Class	19,181,934	2,319,540	1,894,236	1,044,388	43,276	(997,182)	18,653,332
VIP Growth Portfolio Investor Class	16,150,971	3,044,954	2,513,842	2,260,133	221,344	(893,900)	16,009,527
VIP High Income Portfolio Investor Class	4,293,787	401,781	327,187	40,117	(5,487)	(60,597)	4,302,297
VIP Investment Grade Bond Portfolio Investor Class	48,904,422	5,900,026	8,800,746	504,481	(209,183)	(1,067,053)	44,727,466
VIP Mid Cap Portfolio Investor Class	4,646,419	610,556	480,927	387,046	19,878	(265,944)	4,529,982
VIP Overseas Portfolio Investor Class	33,516,401	2,163,291	2,699,689	8,580	65,518	(667,653)	32,377,868
VIP Value Portfolio Investor Class	12,285,151	1,165,050	997,994	435,215	305	(471,311)	11,981,201
VIP Value Strategies Portfolio Investor Class	6,000,118	529,410	441,255	190,633	(6,507)	(229,495)	5,852,271
	$216,198,709	$40,507,120	$32,148,544	$7,198,852	$(89,833)	$(7,575,734)	$216,891,718

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2025 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $5)	$5
Other affiliated issuers (cost $188,842,160)	216,891,718
Total Investment in Securities (cost $188,842,165)		$216,891,723
Cash		3
Receivable for investments sold		8,931,618
Total assets		225,823,344
Liabilities
Payable for investments purchased	8,919,126
Payable for fund shares redeemed	12,404
Total liabilities		8,931,530
Net Assets		$216,891,814
Net Assets consist of:
Paid in capital		$182,486,955
Undistributed net investment income		596,595
Accumulated undistributed net realized gain (loss) on investments		5,758,706
Net unrealized appreciation (depreciation) on investments		28,049,558
Net Assets, for 16,015,919 shares outstanding		$216,891,814
Net Asset Value, offering price and redemption price per share ($216,891,814 ÷ 16,015,919 shares)		$13.54

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$601,238
Income from Fidelity Central Funds		9
Total income		601,247
Expenses
Independent trustees' fees and expenses	$656
Total expenses		656
Net investment income (loss)		600,591
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(89,833)
Capital gain distributions from underlying funds:
Affiliated issuers	6,597,614
Total net realized gain (loss)		6,507,781
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(7,575,734)
Total change in net unrealized appreciation (depreciation)		(7,575,734)
Net gain (loss)		(1,067,953)
Net increase (decrease) in net assets resulting from operations		$(467,362)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$600,591	$2,919,062
Net realized gain (loss)	6,507,781	5,108,636
Change in net unrealized appreciation (depreciation)	(7,575,734)	22,727,036
Net increase (decrease) in net assets resulting from operations	(467,362)	30,754,734
Distributions to shareholders from net investment income	(15,697)	(2,897,796)
Distributions to shareholders from net realized gain	(3,312,066)	(4,478,683)
Total distributions	(3,327,763)	(7,376,479)
Share transactions
Proceeds from sales of shares	10,940,815	31,904,091
Reinvestment of distributions	3,327,763	7,376,479
Cost of shares redeemed	(9,781,414)	(10,391,673)
Net increase (decrease) in net assets resulting from share transactions	4,487,164	28,888,897
Total increase (decrease) in net assets	692,039	52,267,152
Net Assets
Beginning of period	216,199,775	163,932,623
End of period	$216,891,814	$216,199,775
Other Information
Undistributed net investment income end of period	$596,595	$11,701
Shares
Sold	800,238	2,422,167
Issued in reinvestment of distributions	243,614	560,738
Redeemed	(713,243)	(787,220)
Net increase (decrease)	330,609	2,195,685

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom 2025 Portfolio

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.78	$12.15	$12.04	$12.35	$12.16	$10.45
Income from Investment Operations
Net investment income (loss)A	.04	.20	.18	.24	.21	.24
Net realized and unrealized gain (loss)	(.07)	1.94	.50	(.28)	.40	1.83
Total from investment operations	(.03)	2.14	.68	(.04)	.61	2.07
Distributions from net investment income	–B	(.19)	(.18)	(.23)	(.20)	(.21)
Distributions from net realized gain	(.21)	(.32)	(.39)	(.04)	(.22)	(.15)
Total distributions	(.21)	(.51)	(.57)	(.27)	(.42)	(.36)
Net asset value, end of period	$13.54	$13.78	$12.15	$12.04	$12.35	$12.16
Total ReturnC,D,E	(.22)%	17.82%	6.10%	(.32)%	5.04%	19.95%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	- %I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %H,I	-%	-%	-%	-%	-%
Expenses net of all reductions	- %H,I	-%	-%	-%	-%	-%
Net investment income (loss)	.55%I	1.53%	1.54%	1.89%	1.71%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$216,892	$216,200	$163,933	$156,218	$139,907	$114,407
Portfolio turnover rateF	30%I	17%	23%	16%	13%	15%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 H Amount represents less than .005%.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2030 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2018

% of fund's net assets
VIP Overseas Portfolio Investor Class	17.6
VIP Investment Grade Bond Portfolio Investor Class	15.2
VIP Growth & Income Portfolio Investor Class	10.4
VIP Equity-Income Portfolio Investor Class	9.1
VIP Growth Portfolio Investor Class	8.9
VIP Contrafund Portfolio Investor Class	8.7
VIP Emerging Markets Portfolio Investor Class	8.4
VIP Value Portfolio Investor Class	6.6
Fidelity Long-Term Treasury Bond Index Fund Institutional Class	3.8
VIP Value Strategies Portfolio Investor Class	3.2
91.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	49.4%
International Equity Funds	26.0%
Bond Funds	23.0%
Short-Term Funds	1.6%

VIP Investor Freedom 2030 Portfolio℠

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.4%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	556,664	$19,722,623
VIP Equity-Income Portfolio Investor Class (a)	937,480	20,718,312
VIP Growth & Income Portfolio Investor Class (a)	1,102,576	23,584,109
VIP Growth Portfolio Investor Class (a)	292,122	20,241,123
VIP Mid Cap Portfolio Investor Class (a)	157,520	5,727,427
VIP Value Portfolio Investor Class (a)	967,323	15,148,282
VIP Value Strategies Portfolio Investor Class (a)	544,064	7,399,266
TOTAL DOMESTIC EQUITY FUNDS
(Cost $94,559,480)		112,541,142

International Equity Funds - 26.0%
VIP Emerging Markets Portfolio Investor Class (a)	1,680,794	19,093,821
VIP Overseas Portfolio Investor Class (a)	1,790,791	40,006,280
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $48,326,520)		59,100,101

Bond Funds - 23.0%
Fidelity Inflation-Protected Bond Index Fund Premium Class (a)	472,995	4,644,811
Fidelity Long-Term Treasury Bond Index Fund Institutional Class (a)	671,807	8,531,954
VIP High Income Portfolio Investor Class (a)	843,310	4,511,709
VIP Investment Grade Bond Portfolio Investor Class (a)	2,791,099	34,693,364
TOTAL BOND FUNDS
(Cost $52,939,199)		52,381,838

Short-Term Funds - 1.6%
VIP Government Money Market Portfolio Investor Class 1.68% (a)(b)
(Cost $3,627,746)	3,627,746	3,627,746
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $199,452,945)		227,650,827
NET OTHER ASSETS (LIABILITIES) - 0.0%		44
NET ASSETS - 100%		$227,650,871

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund Premium Class	$--	$4,644,811	$--	$37	$--	$--	$4,644,811
Fidelity Long-Term Treasury Bond Index Fund Institutional Class	--	8,298,262	29,655	24,411	34	263,313	8,531,954
Fidelity Long-Term Treasury Bond Index Fund Premium Class	4,496,919	842,704	4,960,774	53,645	(395,705)	16,856	--
VIP Contrafund Portfolio Investor Class	19,073,221	3,450,339	1,752,473	1,677,840	(18,083)	(1,030,381)	19,722,623
VIP Emerging Markets Portfolio Investor Class	18,019,994	3,519,840	1,188,617	8,753	35,263	(1,292,659)	19,093,821
VIP Equity-Income Portfolio Investor Class	20,109,451	3,249,275	1,236,415	933,600	14,280	(1,418,279)	20,718,312
VIP Government Money Market Portfolio Investor Class 1.68%	5,515,093	787,078	2,674,425	34,853	--	--	3,627,746
VIP Growth & Income Portfolio Investor Class	23,068,344	3,732,443	2,038,852	1,284,836	(2,456)	(1,175,370)	23,584,109
VIP Growth Portfolio Investor Class	19,422,535	4,594,253	2,941,013	2,780,247	101,268	(935,920)	20,241,123
VIP High Income Portfolio Investor Class	4,254,597	634,801	309,435	40,820	(3,516)	(64,738)	4,511,709
VIP Investment Grade Bond Portfolio Investor Class	33,678,873	7,681,095	5,769,211	366,607	(177,050)	(720,343)	34,693,364
VIP Mid Cap Portfolio Investor Class	5,587,812	992,489	546,448	476,138	726	(307,152)	5,727,427
VIP Overseas Portfolio Investor Class	39,379,726	3,965,160	2,568,768	10,315	27,407	(797,245)	40,006,280
VIP Value Portfolio Investor Class	14,774,188	1,977,858	1,021,924	535,414	(13,628)	(568,212)	15,148,282
VIP Value Strategies Portfolio Investor Class	7,215,746	930,122	457,310	234,508	(4,553)	(284,739)	7,399,266
	$214,596,499	$49,300,530	$27,495,320	$8,462,024	$(436,013)	$(8,314,869)	$227,650,827

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2030 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $199,452,945)	$227,650,827
Total Investment in Securities (cost $199,452,945)		$227,650,827
Cash		1
Receivable for investments sold		6,481,532
Receivable for fund shares sold		8,902
Total assets		234,141,262
Liabilities
Payable for investments purchased	6,448,703
Payable for fund shares redeemed	41,688
Total liabilities		6,490,391
Net Assets		$227,650,871
Net Assets consist of:
Paid in capital		$192,190,466
Undistributed net investment income		490,115
Accumulated undistributed net realized gain (loss) on investments		6,772,408
Net unrealized appreciation (depreciation) on investments		28,197,882
Net Assets, for 17,038,437 shares outstanding		$227,650,871
Net Asset Value, offering price and redemption price per share ($227,650,871 ÷ 17,038,437 shares)		$13.36

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$502,633
Expenses
Independent trustees' fees and expenses	$658
Total expenses		658
Net investment income (loss)		501,975
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(436,013)
Capital gain distributions from underlying funds:
Affiliated issuers	7,959,391
Total net realized gain (loss)		7,523,378
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(8,314,869)
Total change in net unrealized appreciation (depreciation)		(8,314,869)
Net gain (loss)		(791,491)
Net increase (decrease) in net assets resulting from operations		$(289,516)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$501,975	$2,711,747
Net realized gain (loss)	7,523,378	5,755,764
Change in net unrealized appreciation (depreciation)	(8,314,869)	26,146,448
Net increase (decrease) in net assets resulting from operations	(289,516)	34,613,959
Distributions to shareholders from net investment income	(32,166)	(2,691,438)
Distributions to shareholders from net realized gain	(3,827,694)	(5,515,531)
Total distributions	(3,859,860)	(8,206,969)
Share transactions
Proceeds from sales of shares	20,950,086	36,781,109
Reinvestment of distributions	3,859,860	8,206,969
Cost of shares redeemed	(7,606,520)	(12,331,255)
Net increase (decrease) in net assets resulting from share transactions	17,203,426	32,656,823
Total increase (decrease) in net assets	13,054,050	59,063,813
Net Assets
Beginning of period	214,596,821	155,533,008
End of period	$227,650,871	$214,596,821
Other Information
Undistributed net investment income end of period	$490,115	$20,306
Shares
Sold	1,548,395	2,871,550
Issued in reinvestment of distributions	285,704	641,654
Redeemed	(560,384)	(972,690)
Net increase (decrease)	1,273,715	2,540,514

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom 2030 Portfolio

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.61	$11.76	$11.68	$11.97	$11.81	$10.00
Income from Investment Operations
Net investment income (loss)A	.03	.19	.17	.21	.19	.21
Net realized and unrealized gain (loss)	(.04)	2.23	.51	(.24)	.38	1.95
Total from investment operations	(.01)	2.42	.68	(.03)	.57	2.16
Distributions from net investment income	–B	(.17)	(.17)	(.20)	(.18)	(.19)
Distributions from net realized gain	(.24)	(.39)	(.44)	(.05)	(.22)	(.16)
Total distributions	(.24)	(.57)C	(.60)D	(.26)E	(.41)F	(.35)
Net asset value, end of period	$13.36	$13.61	$11.76	$11.68	$11.97	$11.81
Total ReturnG,H,I	(.09)%	20.92%	6.50%	(.32)%	4.83%	21.72%
Ratios to Average Net AssetsJ,K
Expenses before reductionsL	- %M	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %L,M	-%	-%	-%	-%	-%
Expenses net of all reductions	- %L,M	-%	-%	-%	-%	-%
Net investment income (loss)	.45%M	1.46%	1.48%	1.73%	1.58%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$227,651	$214,597	$155,533	$144,692	$131,425	$111,157
Portfolio turnover rateJ	25%M	19%	19%	12%	13%	27%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.57 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.391 per share.

 D Total distributions of $.60 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.435 per share.

 E Total distributions of $.26 per share is comprised of distributions from net investment income of $.202 and distributions from net realized gain of $.053 per share.

 F Total distributions of $.41 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.224 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Amounts do not include the activity of the Underlying Funds.

 K Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 L Amount represents less than .005%.

 M Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

VIP Investor Freedom Income Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio and VIP Investor Freedom 2030 Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP Investor Freedom Income	$74,587,268	$4,678,416	$(681,998)	$3,996,418
VIP Investor Freedom 2005	28,360,337	1,964,573	(303,427)	1,661,146
VIP Investor Freedom 2010	60,306,649	5,818,235	(602,478)	5,215,757
VIP Investor Freedom 2015	96,422,864	12,639,497	(978,155)	11,661,342
VIP Investor Freedom 2020	193,808,355	27,717,490	(1,987,446)	25,730,044
VIP Investor Freedom 2025	189,429,337	29,280,740	(1,818,354)	27,462,386
VIP Investor Freedom 2030	200,029,845	29,594,307	(1,973,325)	27,620,982

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Investor Freedom Income	19,750,038	14,986,868
VIP Investor Freedom 2005	7,184,125	5,336,764
VIP Investor Freedom 2010	12,488,168	12,115,567
VIP Investor Freedom 2015	17,539,718	16,729,443
VIP Investor Freedom 2020	38,199,568	33,949,945
VIP Investor Freedom 2025	40,507,120	32,148,544
VIP Investor Freedom 2030	49,300,530	27,495,320

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of all of the outstanding shares of the Funds.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
VIP Investor Freedom Income	- %
Actual		$1,000.00	$995.00	$-
Hypothetical-C		$1,000.00	$1,024.79	$-
VIP Investor Freedom 2005	- %
Actual		$1,000.00	$995.20	$-
Hypothetical-C		$1,000.00	$1,024.79	$-
VIP Investor Freedom 2010	- %
Actual		$1,000.00	$996.10	$-
Hypothetical-C		$1,000.00	$1,024.79	$-
VIP Investor Freedom 2015	- %
Actual		$1,000.00	$996.90	$-
Hypothetical-C		$1,000.00	$1,024.79	$-
VIP Investor Freedom 2020	- %
Actual		$1,000.00	$997.10	$-
Hypothetical-C		$1,000.00	$1,024.79	$-
VIP Investor Freedom 2025	- %
Actual		$1,000.00	$997.80	$-
Hypothetical-C		$1,000.00	$1,024.79	$-
VIP Investor Freedom 2030	- %
Actual		$1,000.00	$999.10	$-
Hypothetical-C		$1,000.00	$1,024.79	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

VIPIFF-SANN-0818
1.833440.112

Fidelity® Variable Insurance Products: FundsManager - 20%, 50%, 60%, 70%, 85% Portfolio Semi-Annual Report June 30, 2018

Contents

VIP FundsManager® 20% Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP FundsManager® 50% Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP FundsManager® 60% Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP FundsManager® 70% Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP FundsManager® 85% Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

VIP FundsManager® 20% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2018

% of fund's net assets
Fidelity U.S. Bond Index Fund Institutional Premium Class	44.4
Fidelity Investments Money Market Prime Reserves Portfolio - Institutional Class 2.09%	17.2
Fidelity Stock Selector All Cap Fund	12.9
Fidelity Investments Money Market Government Portfolio Institutional Class 1.81%	8.2
Fidelity Inflation-Protected Bond Index Fund Institutional Class	4.3
Fidelity Long-Term Treasury Bond Index Fund Institutional Class	2.2
Fidelity Floating Rate High Income Fund	1.0
Fidelity Mega Cap Stock Fund	1.0
Fidelity Global Commodity Stock Fund	0.9
Fidelity Overseas Fund	0.8
92.9

Asset Allocation (% of fund's net assets)

Period end*
Domestic Equity Funds	17.8%
International Equity Funds	4.3%
Bond Funds	52.4%
Short-Term Funds	25.5%

 * Futures - (1.1)%

VIP FundsManager® 20% Portfolio

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 22.1%
	Shares	Value
Fidelity Commodity Strategy Fund (a)	73,603	$775,036
Fidelity Contrafund (a)	39,709	5,244,411
Fidelity Diversified International Fund (a)	132,527	5,163,247
Fidelity Equity-Income Fund (a)	88,982	5,124,466
Fidelity Europe Fund (a)	48,795	1,983,020
Fidelity Global Commodity Stock Fund (a)	509,818	6,964,113
Fidelity International Capital Appreciation Fund (a)	59,423	1,241,343
Fidelity International Discovery Fund (a)	98,366	4,354,651
Fidelity International Enhanced Index Fund (a)	400,998	3,949,834
Fidelity International Small Cap Fund (a)	59,878	1,745,450
Fidelity International Small Cap Opportunities Fund (a)	112,713	2,182,116
Fidelity International Value Fund (a)	315,385	2,724,923
Fidelity Japan Smaller Companies Fund (a)	173,570	3,214,510
Fidelity Low-Priced Stock Fund (a)	93,243	5,128,345
Fidelity Mega Cap Stock Fund (a)	439,120	7,693,384
Fidelity Overseas Fund (a)	120,089	5,979,238
Fidelity Pacific Basin Fund (a)	30,222	1,034,507
Fidelity Real Estate Investment Portfolio (a)	19,421	820,922
Fidelity Stock Selector All Cap Fund (a)	2,163,143	99,526,198
Fidelity Value Discovery Fund (a)	91,234	2,589,221
iShares S&P 500 Index ETF	11,422	3,118,777
TOTAL EQUITY FUNDS
(Cost $163,539,247)		170,557,712

Fixed-Income Funds - 52.4%
Fidelity Floating Rate High Income Fund (a)	814,463	7,810,704
Fidelity Inflation-Protected Bond Index Fund Institutional Class (a)	3,342,792	32,826,215
Fidelity Long-Term Treasury Bond Index Fund Institutional Class (a)	1,363,770	17,319,873
Fidelity New Markets Income Fund (a)	246,563	3,673,789
Fidelity U.S. Bond Index Fund Institutional Premium Class (a)	30,446,541	342,219,114
TOTAL FIXED-INCOME FUNDS
(Cost $404,651,061)		403,849,695

Money Market Funds - 25.5%
Fidelity Cash Central Fund, 1.93% (b)	716,371	716,514
Fidelity Investments Money Market Government Portfolio Institutional Class 1.81% (a)(c)	63,233,665	63,233,665
Fidelity Investments Money Market Prime Reserves Portfolio - Institutional Class 2.09% (a)(c)	132,569,021	132,608,792
TOTAL MONEY MARKET FUNDS
(Cost $196,545,541)		196,558,971
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.88% to 1.9% 8/16/18 to 9/20/18 (d)
(Cost $398,989)	400,000	399,033
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $765,134,838)		771,365,411
NET OTHER ASSETS (LIABILITIES) - 0.0%		(160,271)
NET ASSETS - 100%		$771,205,140

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	86	Sept. 2018	$8,408,220	$253,458	$253,458

The notional amount of futures sold as a percentage of Net Assets is 1.1%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $3,127,419.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $399,033.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,784
Total	$4,784

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$--	$8,953,396	$9,027,548	$74,152	$--	$--	0.0%
Fidelity Consumer Staples Central Fund	--	4,816,241	4,856,996	40,755	--	--	0.0%
Fidelity Energy Central Fund	--	4,301,390	4,345,882	44,492	--	--	0.0%
Fidelity Financials Central Fund	--	12,918,479	12,983,948	65,469	--	--	0.0%
Fidelity Health Care Central Fund	--	11,314,305	11,351,684	37,379	--	--	0.0%
Fidelity Industrials Central Fund	--	8,410,818	8,495,300	84,482	--	--	0.0%
Fidelity Information Technology Central Fund	--	20,550,696	20,625,411	74,715	--	--	0.0%
Fidelity Materials Central Fund	--	2,544,166	2,570,338	26,172	--	--	0.0%
Fidelity Telecom Services Central Fund	--	1,315,216	1,334,397	19,181	--	--	0.0%
Fidelity Utilities Central Fund	--	2,158,269	2,185,539	27,270	--	--	0.0%
	$--	$77,282,976	$77,777,043	$494,067	$--	$--

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Air Transportation Portfolio	$545,347	$38,495	$526,059	$28,339	$125	$(57,908)	$--
Fidelity Banking Portfolio	1,290,495	121,924	1,313,647	95,719	602,081	(700,853)	--
Fidelity Biotechnology Portfolio	648,913	41,351	686,045	25,901	127,802	(132,021)	--
Fidelity Brokerage and Investment Management Portfolio	284,833	19,686	292,087	13,626	30,625	(43,057)	--
Fidelity Chemicals Portfolio	288,919	21,974	278,973	16,683	119,225	(151,145)	--
Fidelity Commodity Strategy Fund	6,280,442	852,996	6,323,321	--	137,852	(172,933)	775,036
Fidelity Construction and Housing Portfolio	409,106	25,964	385,039	18,538	(62,102)	12,071	--
Fidelity Consumer Discretionary Portfolio	5,710,919	2,143,257	7,877,116	124,491	3,160,325	(3,137,385)	--
Fidelity Consumer Staples Portfolio	4,194,088	1,276,565	4,913,097	297,520	1,283,059	(1,840,615)	--
Fidelity Contrafund	3,044,565	2,091,256	211,579	65,395	(851)	321,020	5,244,411
Fidelity Defense and Aerospace Portfolio	1,903,687	95,117	2,084,246	58,324	656,965	(571,523)	--
Fidelity Diversified International Fund	6,779,012	143,138	1,622,453	--	(52,454)	(83,996)	5,163,247
Fidelity Emerging Asia Fund	791,868	7,658	810,698	--	284,555	(273,383)	--
Fidelity Emerging Markets Discovery Fund	1,418,774	13,785	1,491,466	--	80,132	(21,225)	--
Fidelity Emerging Markets Fund	5,855,111	55,906	6,001,938	--	1,539,412	(1,448,491)	--
Fidelity Energy Portfolio	3,352,628	963,161	4,378,928	--	652,355	(589,216)	--
Fidelity Equity-Income Fund	5,038,472	1,150,826	811,755	124,789	(18,959)	(234,118)	5,124,466
Fidelity Europe Fund	2,594,533	54,638	584,855	--	29,843	(111,139)	1,983,020
Fidelity Extended Market Index Fund Premium Class	22,360	21	23,957	21	9,164	(7,588)	--
Fidelity Financial Services Portfolio	6,667,195	2,546,105	8,896,507	210,192	2,337,899	(2,654,692)	--
Fidelity Floating Rate High Income Fund	7,814,907	392,740	372,242	161,607	(360)	(24,341)	7,810,704
Fidelity Focused High Income Fund	272	5	268	6	(2)	(7)	--
Fidelity Global Commodity Stock Fund	6,485,492	453,052	223,378	--	2,806	246,141	6,964,113
Fidelity Health Care Portfolio	7,117,118	2,790,576	10,169,261	343,576	1,260,422	(998,855)	--
Fidelity Industrial Equipment Portfolio	1,351,273	177,012	4,234	170,990	(13)	(275,682)	--
Fidelity Industrials Portfolio	2,606,708	1,902,951	5,570,757	227,698	(115,134)	(72,124)	--
Fidelity Inflation-Protected Bond Index Fund Institutional Class	29,469,230	4,850,189	1,487,285	40,846	(8,106)	2,187	32,826,215
Fidelity Insurance Portfolio	693,241	94,723	685,566	81,238	288,263	(390,661)	--
Fidelity International Capital Appreciation Fund	1,565,433	32,318	350,030	--	55,975	(62,353)	1,241,343
Fidelity International Discovery Fund	5,646,974	117,741	1,282,896	--	(28,547)	(98,621)	4,354,651
Fidelity International Enhanced Index Fund	5,228,217	110,709	1,271,621	--	(9,110)	(108,361)	3,949,834
Fidelity International Small Cap Fund	3,013,116	62,338	1,297,031	--	257,409	(290,382)	1,745,450
Fidelity International Small Cap	2,794,621	56,950	688,578	--	159,101	(139,978)	2,182,116
Fidelity International Value Fund	3,699,827	77,724	920,690	--	(3,176)	(128,762)	2,724,923
Fidelity Investments Money Market Government Portfolio Institutional Class 1.81%	77,831,034	17,043,796	31,641,165	554,641	--	--	63,233,665
Fidelity Investments Money Market Prime Reserves Portfolio - Institutional Class 2.09%	138,479,547	14,895,039	20,779,150	1,160,788	(64)	13,420	132,608,792
Fidelity Japan Smaller Companies Fund	3,758,756	663,637	1,148,311	--	15,318	(74,890)	3,214,510
Fidelity Leisure Portfolio	399,725	28,793	404,940	21,369	(3,840)	(19,738)	--
Fidelity Long-Term Treasury Bond Index Fund Institutional Class	14,139,803	4,493,402	764,915	227,544	(12,308)	(536,109)	17,319,873
Fidelity Low-Priced Stock Fund	5,084,008	925,862	911,580	--	6,582	23,473	5,128,345
Fidelity Materials Portfolio	1,864,826	648,623	2,316,677	111,831	(173,136)	(23,636)	--
Fidelity Medical Equipment and Systems Portfolio	617,066	39,579	673,391	26,860	133,334	(116,588)	--
Fidelity Mega Cap Stock Fund	7,599,940	1,390,210	1,319,460	--	(10,601)	33,295	7,693,384
Fidelity Multimedia Portfolio	473,209	34,497	460,099	25,707	(25,833)	(21,774)	--
Fidelity Natural Gas Portfolio	3,887	19	4,097	19	(561)	752	--
Fidelity New Markets Income Fund	3,984,659	200,934	186,122	85,361	(2,650)	(323,032)	3,673,789
Fidelity Overseas Fund	17,819,753	1,627,159	13,300,416	--	2,525,443	(2,692,701)	5,979,238
Fidelity Pacific Basin Fund	1,385,939	28,475	344,289	--	59,551	(95,169)	1,034,507
Fidelity Real Estate Investment Portfolio	2,065,589	851,073	2,013,065	7,269	(62,334)	(20,341)	820,922
Fidelity Stock Selector All Cap Fund	--	100,260,514	2,725,193	--	(11,731)	2,002,608	99,526,198
Fidelity Technology Portfolio	15,749,249	5,889,137	20,947,968	1,964,669	3,880,826	(4,571,244)	--
Fidelity Telecommunications Portfolio	973,395	439,981	1,340,290	19,404	(65,973)	(7,113)	--
Fidelity Transportation Portfolio	402,893	26,023	391,490	18,598	44,804	(82,230)	--
Fidelity U.S. Bond Index Fund Institutional Premium Class	341,502,115	45,933,218	34,846,712	4,526,021	(705,827)	(9,663,680)	342,219,114
Fidelity Utilities Portfolio	1,634,310	544,130	2,199,932	10,067	144,837	(123,345)	--
Fidelity Value Discovery Fund	2,587,016	562,986	506,191	--	(4,397)	(50,193)	2,589,221
	$772,964,415	$219,309,938	$213,063,056	$10,865,647	$18,508,021	$(30,588,231)	$767,131,087

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$170,557,712	$170,557,712	$--	$--
Fixed-Income Funds	403,849,695	403,849,695	--	--
Money Market Funds	196,558,971	196,558,971	--	--
Other Short-Term Investments and Net Other Assets	399,033	--	399,033	--
Total Investments in Securities:	$771,365,411	$770,966,378	$399,033	$--
Derivative Instruments:
Assets
Futures Contracts	$253,458	$253,458	$--	$--
Total Assets	$253,458	$253,458	$--	$--
Total Derivative Instruments:	$253,458	$253,458	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$253,458	$0
Total Equity Risk	253,458	0
Total Value of Derivatives	$253,458	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 20% Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,375,059)	$3,517,810
Fidelity Central Funds (cost $716,514)	716,514
Other affiliated issuers (cost $761,043,265)	767,131,087
Total Investment in Securities (cost $765,134,838)		$771,365,411
Receivable for investments sold		34,780
Receivable for fund shares sold		700
Dividends receivable		21,734
Distributions receivable from Fidelity Central Funds		721
Other receivables		313
Total assets		771,423,659
Liabilities
Payable for fund shares redeemed	$35,420
Accrued management fee	129,142
Distribution and service plan fees payable	1,067
Payable for daily variation margin on futures contracts	52,890
Total liabilities		218,519
Net Assets		$771,205,140
Net Assets consist of:
Paid in capital		$735,660,467
Undistributed net investment income		6,092,555
Accumulated undistributed net realized gain (loss) on investments		22,968,087
Net unrealized appreciation (depreciation) on investments		6,484,031
Net Assets		$771,205,140
Service Class:
Net Asset Value, offering price and redemption price per share ($56,845 ÷ 5,098 shares)		$11.15
Service Class 2:
Net Asset Value, offering price and redemption price per share ($8,494,116 ÷ 764,242 shares)		$11.11
Investor Class:
Net Asset Value, offering price and redemption price per share ($762,654,179 ÷ 68,423,627 shares)		$11.15

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$28,667
Affiliated issuers		6,853,270
Interest		1,016
Income from Fidelity Central Funds		4,784
Total income		6,887,737
Expenses
Management fee	$971,255
Distribution and service plan fees	10,635
Independent trustees' fees and expenses	1,683
Total expenses before reductions	983,573
Expense reductions	(199,976)
Total expenses after reductions		783,597
Net investment income (loss)		6,104,140
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	294,378
Fidelity Central Funds	494,067
Other affiliated issuers	18,508,021
Futures contracts	138,017
Capital gain distributions from underlying funds:
Affiliated issuers	4,012,377
Total net realized gain (loss)		23,446,860
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(224,237)
Affiliated issuers	(30,588,231)
Futures contracts	253,458
Total change in net unrealized appreciation (depreciation)		(30,559,010)
Net gain (loss)		(7,112,150)
Net increase (decrease) in net assets resulting from operations		$(1,008,010)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,104,140	$10,609,958
Net realized gain (loss)	23,446,860	32,992,467
Change in net unrealized appreciation (depreciation)	(30,559,010)	9,275,256
Net increase (decrease) in net assets resulting from operations	(1,008,010)	52,877,681
Distributions to shareholders from net investment income	(606,201)	(10,031,370)
Distributions to shareholders from net realized gain	(30,377,369)	(4,376,254)
Total distributions	(30,983,570)	(14,407,624)
Share transactions - net increase (decrease)	17,658,495	405,746
Total increase (decrease) in net assets	(14,333,085)	38,875,803
Net Assets
Beginning of period	785,538,225	746,662,422
End of period	$771,205,140	$785,538,225
Other Information
Undistributed net investment income end of period	$6,092,555	$594,616

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP FundsManager 20% Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.63	$11.04	$11.02	$11.51	$11.33	$11.10
Income from Investment Operations
Net investment income (loss)A	.09	.16	.14	.13	.15	.14
Net realized and unrealized gain (loss)	(.11)	.65	.17	(.13)	.32	.47
Total from investment operations	(.02)	.81	.31	–B	.47	.61
Distributions from net investment income	(.01)	(.15)	(.14)	(.13)	(.15)	(.14)
Distributions from net realized gain	(.45)	(.07)	(.15)	(.36)	(.15)	(.24)
Total distributions	(.46)	(.22)	(.29)	(.49)	(.29)C	(.38)
Net asset value, end of period	$11.15	$11.63	$11.04	$11.02	$11.51	$11.33
Total ReturnD,E,F	(.15)%	7.33%	2.83%	(.03)%	4.21%	5.53%
Ratios to Average Net AssetsG,H,I
Expenses before reductions	.35%J	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%J	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%J	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.57%J	1.41%	1.25%	1.16%	1.31%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$57	$59	$60	$62	$68	$72
Portfolio turnover rateG,K	76%J	61%	58%	44%	28%	25%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.29 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.147 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 20% Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.60	$11.01	$11.00	$11.49	$11.32	$11.08
Income from Investment Operations
Net investment income (loss)A	.08	.14	.12	.11	.13	.12
Net realized and unrealized gain (loss)	(.11)	.65	.17	(.12)	.32	.48
Total from investment operations	(.03)	.79	.29	(.01)	.45	.60
Distributions from net investment income	(.01)	(.13)	(.13)	(.12)	(.13)	(.12)
Distributions from net realized gain	(.45)	(.07)	(.15)	(.36)	(.15)	(.24)
Total distributions	(.46)	(.20)	(.28)	(.48)	(.28)	(.36)
Net asset value, end of period	$11.11	$11.60	$11.01	$11.00	$11.49	$11.32
Total ReturnB,C,D	(.24)%	7.19%	2.66%	(.17)%	3.98%	5.46%
Ratios to Average Net AssetsE,F,G
Expenses before reductions	.50%H	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%H	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%H	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.42%H	1.26%	1.10%	1.01%	1.16%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$8,494	$8,188	$7,529	$1,454	$1,426	$1,197
Portfolio turnover rateE,I	76%H	61%	58%	44%	28%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 20% Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.62	$11.04	$11.01	$11.50	$11.33	$11.09
Income from Investment Operations
Net investment income (loss)A	.09	.16	.14	.13	.15	.14
Net realized and unrealized gain (loss)	(.10)	.64	.18	(.13)	.31	.48
Total from investment operations	(.01)	.80	.32	–B	.46	.62
Distributions from net investment income	(.01)	(.15)	(.14)	(.13)	(.15)	(.14)
Distributions from net realized gain	(.45)	(.07)	(.15)	(.36)	(.15)	(.24)
Total distributions	(.46)	(.22)	(.29)	(.49)	(.29)C	(.38)
Net asset value, end of period	$11.15	$11.62	$11.04	$11.01	$11.50	$11.33
Total ReturnD,E,F	(.06)%	7.24%	2.93%	(.03)%	4.12%	5.62%
Ratios to Average Net AssetsG,H,I
Expenses before reductions	.25%J	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%J	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%J	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.57%J	1.41%	1.25%	1.16%	1.31%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$762,654	$777,291	$739,074	$732,911	$760,583	$694,546
Portfolio turnover rateG,K	76%J	61%	58%	44%	28%	25%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.29 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.147 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 50% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2018

% of fund's net assets
Fidelity U.S. Bond Index Fund Institutional Premium Class	34.4
Fidelity Stock Selector All Cap Fund	29.0
Fidelity Overseas Fund	4.2
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class	4.1
Fidelity Investments Money Market Prime Reserves Portfolio - Institutional Class 2.09%	3.9
Fidelity Mega Cap Stock Fund	2.2
Fidelity Long-Term Treasury Bond Index Fund Institutional Class	1.9
Fidelity Diversified International Fund	1.6
Fidelity Contrafund	1.5
Fidelity Equity-Income Fund	1.5
84.3

Asset Allocation (% of fund's net assets)

Period end*
Domestic Equity Funds	39.3%
International Equity Funds	13.3%
Bond Funds	41.9%
Short-Term Funds	5.4%
Short-Term Investments	0.1%

 * Futures - (1.7)%

VIP FundsManager® 50% Portfolio

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 52.6%
	Shares	Value
Fidelity Commodity Strategy Fund (a)	2,721,148	$28,653,683
Fidelity Contrafund (a)	741,160	97,884,949
Fidelity Diversified International Fund (a)	2,576,453	100,378,620
Fidelity Emerging Asia Fund (a)	126,810	5,447,743
Fidelity Emerging Markets Discovery Fund (a)	685,711	9,846,805
Fidelity Emerging Markets Fund (a)	459,969	14,088,840
Fidelity Equity-Income Fund (a)	1,674,342	96,425,371
Fidelity Europe Fund (a)	931,269	37,846,789
Fidelity Global Commodity Stock Fund (a)	5,241,356	71,596,916
Fidelity International Capital Appreciation Fund (a)	1,136,153	23,734,229
Fidelity International Discovery Fund (a)	1,880,990	83,271,422
Fidelity International Enhanced Index Fund (a)	7,821,546	77,042,225
Fidelity International Small Cap Fund (a)	1,254,056	36,555,729
Fidelity International Small Cap Opportunities Fund (a)	2,049,206	39,672,620
Fidelity International Value Fund (a)	6,174,764	53,349,958
Fidelity Japan Smaller Companies Fund (a)	4,200,758	77,798,043
Fidelity Low-Priced Stock Fund (a)	1,746,784	96,073,111
Fidelity Mega Cap Stock Fund (a)	8,198,577	143,639,068
Fidelity Overseas Fund (a)	5,359,094	266,829,304
Fidelity Pacific Basin Fund (a)	593,452	20,313,865
Fidelity Real Estate Investment Portfolio (a)	369,067	15,600,483
Fidelity Stock Selector All Cap Fund (a)	40,368,536	1,857,356,354
Fidelity Value Discovery Fund (a)	1,691,334	48,000,068
iShares S&P 500 Index ETF	253,448	69,203,976
TOTAL EQUITY FUNDS
(Cost $3,162,885,006)		3,370,610,171

Fixed-Income Funds - 41.9%
Fidelity Floating Rate High Income Fund (a)	6,681,804	64,078,500
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class (a)	26,601,659	261,228,292
Fidelity Long-Term Treasury Bond Index Fund Institutional Class (a)	9,836,423	124,922,570
Fidelity New Markets Income Fund (a)	2,003,284	29,848,937
Fidelity U.S. Bond Index Fund Institutional Premium Class (a)	196,309,999	2,206,524,392
TOTAL FIXED-INCOME FUNDS
(Cost $2,737,754,082)		2,686,602,691

Money Market Funds - 5.4%
Fidelity Cash Central Fund, 1.93% (b)	8,249,306	8,250,956
Fidelity Investments Money Market Government Portfolio Institutional Class 1.81% (a)(c)	89,111,641	89,111,641
Fidelity Investments Money Market Prime Reserves Portfolio - Institutional Class 2.09% (a)(c)	246,169,811	246,243,662
TOTAL MONEY MARKET FUNDS
(Cost $343,581,633)		343,606,259
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.88% to 1.9% 8/16/18 to 9/20/18 (d)
(Cost $5,294,796)	5,310,000	5,295,352
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,249,515,517)		6,406,114,473
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,011,082)
NET ASSETS - 100%		$6,403,103,391

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	964	Sept. 2018	$94,250,280	$2,841,086	$2,841,086
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	314	Sept. 2018	16,693,810	1,085,489	1,085,489
TOTAL FUTURES CONTRACTS					$3,926,575

The notional amount of futures sold as a percentage of Net Assets is 1.7%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,295,352.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$28,896
Total	$28,896

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$--	$189,203,265	$190,770,242	$1,566,977	$--	$--	0.0%
Fidelity Consumer Staples Central Fund	--	104,325,190	105,207,984	882,794	--	--	0.0%
Fidelity Energy Central Fund	--	89,827,001	90,756,150	929,149	--	--	0.0%
Fidelity Financials Central Fund	--	274,408,628	275,799,301	1,390,673	--	--	0.0%
Fidelity Health Care Central Fund	--	239,542,218	240,333,599	791,381	--	--	0.0%
Fidelity Industrials Central Fund	--	181,252,381	183,072,913	1,820,532	--	--	0.0%
Fidelity Information Technology Central Fund	--	444,657,410	446,274,025	1,616,615	--	--	0.0%
Fidelity Materials Central Fund	--	54,198,352	54,755,890	557,538	--	--	0.0%
Fidelity Telecom Services Central Fund	--	25,256,683	25,625,022	368,339	--	--	0.0%
Fidelity Utilities Central Fund	--	43,898,700	44,453,359	554,659	--	--	0.0%
	$--	$1,646,569,828	$1,657,048,485	$10,478,657	$--	$--

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Air Transportation Portfolio	$14,747,470	$751,251	$13,969,681	$750,313	$55,704	$(1,584,744)	$--
Fidelity Banking Portfolio	34,638,556	2,514,773	34,599,047	2,512,353	15,286,931	(17,841,213)	--
Fidelity Biotechnology Portfolio	19,549,696	764,331	20,219,680	762,909	3,525,188	(3,619,535)	--
Fidelity Brokerage and Investment Management Portfolio	7,804,487	366,055	7,843,927	365,540	855,351	(1,181,966)	--
Fidelity Chemicals Portfolio	7,337,432	414,799	6,959,082	414,329	3,131,282	(3,924,431)	--
Fidelity Commodity Strategy Fund	66,593,972	7,535,432	45,160,590	--	138,212	(453,343)	28,653,683
Fidelity Construction and Housing Portfolio	11,092,599	492,810	10,251,085	492,129	3,790,902	(5,125,226)	--
Fidelity Consumer Discretionary Portfolio	153,712,647	6,143,735	161,668,800	2,533,150	44,083,902	(42,271,484)	--
Fidelity Consumer Staples Portfolio	112,465,179	7,651,857	107,231,720	6,444,629	4,271,866	(17,157,182)	--
Fidelity Contrafund	81,685,393	16,545,653	7,318,733	1,378,295	50,618	6,922,018	97,884,949
Fidelity Defense and Aerospace Portfolio	50,734,762	1,525,354	54,572,294	1,521,965	16,156,114	(13,843,936)	--
Fidelity Diversified International Fund	119,653,990	66,188	16,663,059	--	1,518,243	(4,196,742)	100,378,620
Fidelity Emerging Asia Fund	10,085,110	1,669	4,437,124	--	1,492,763	(1,694,675)	5,447,743
Fidelity Emerging Markets Discovery Fund	18,037,291	2,973	7,816,815	--	416,557	(793,201)	9,846,805
Fidelity Emerging Markets Fund	74,534,500	611,716	61,116,976	--	4,552,192	(4,492,592)	14,088,840
Fidelity Energy Portfolio	90,149,858	1,605,856	92,162,070	--	8,103,954	(7,697,598)	--
Fidelity Equity-Income Fund	94,272,283	12,220,155	5,117,982	2,553,549	(60,562)	(4,888,523)	96,425,371
Fidelity Europe Fund	45,709,460	25,431	6,328,756	--	894,316	(2,453,662)	37,846,789
Fidelity Financial Services Portfolio	179,831,845	8,169,736	181,813,452	4,257,473	52,131,482	(58,319,611)	--
Fidelity Floating Rate High Income Fund	66,515,556	1,392,234	3,633,927	1,346,684	12,113	(207,476)	64,078,500
Fidelity Global Commodity Stock Fund	68,904,073	3,335,433	3,260,590	--	106,570	2,511,430	71,596,916
Fidelity Health Care Portfolio	190,274,554	11,183,736	208,074,825	6,970,311	44,110,297	(37,493,762)	--
Fidelity Industrial Equipment Portfolio	36,202,251	4,548,434	213,665	4,546,758	7,106	(7,917,047)	--
Fidelity Industrials Portfolio	69,739,946	7,135,281	106,836,133	4,328,229	19,789,434	(22,455,607)	--
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class	230,269,258	44,412,526	13,534,805	335,480	(216,259)	297,572	261,228,292
Fidelity Insurance Portfolio	18,878,213	2,163,836	18,318,298	2,162,550	6,184,139	(8,907,890)	--
Fidelity International Capital Appreciation Fund	27,646,304	15,265	3,779,255	--	674,466	(822,551)	23,734,229
Fidelity International Discovery Fund	99,518,789	54,626	13,794,533	--	(177,271)	(2,330,189)	83,271,422
Fidelity International Enhanced Index Fund	92,140,913	51,363	12,912,001	--	(57,842)	(2,180,208)	77,042,225
Fidelity International Small Cap Fund	53,335,370	28,724	16,021,296	--	3,180,485	(3,967,554)	36,555,729
Fidelity International Small Cap Opportunities Fund	49,520,645	26,387	10,219,584	--	2,594,539	(2,249,367)	39,672,620
Fidelity International Value Fund	65,028,668	36,098	9,132,746	--	(29,333)	(2,552,729)	53,349,958
Fidelity Investments Money Market Government Portfolio Institutional Class 1.81%	153,462,044	200,114,193	264,464,596	1,291,857	--	--	89,111,641
Fidelity Investments Money Market Prime Reserves Portfolio – Institutional Class 2.09%	273,777,011	84,218,511	111,776,477	2,163,251	(9)	24,626	246,243,662
Fidelity Japan Smaller Companies Fund	61,436,651	19,448,338	1,021,899	--	23,083	(2,088,130)	77,798,043
Fidelity Leisure Portfolio	10,502,583	550,622	10,450,420	549,958	(174,800)	(427,985)	--
Fidelity Long-Term Treasury Bond Index Fund Institutional Class	120,234,118	16,437,204	6,721,610	1,752,492	(269,666)	(4,757,476)	124,922,570
Fidelity Low-Priced Stock Fund	95,296,782	5,865,802	5,917,177	--	37,068	790,636	96,073,111
Fidelity Materials Portfolio	50,059,868	3,238,276	48,786,422	2,334,900	(4,621,715)	109,993	--
Fidelity Medical Equipment and Systems Portfolio	16,529,722	704,819	17,694,832	703,670	4,075,657	(3,615,366)	--
Fidelity Mega Cap Stock Fund	141,648,822	9,598,801	8,377,101	--	13,413	755,133	143,639,068
Fidelity Multimedia Portfolio	12,580,033	670,194	12,017,202	669,392	(646,345)	(586,680)	--
Fidelity New Markets Income Fund	33,617,791	728,330	1,816,993	705,486	(87,061)	(2,593,130)	29,848,937
Fidelity Overseas Fund	414,602,655	228,175	142,708,479	--	12,955,184	(18,248,231)	266,829,304
Fidelity Pacific Basin Fund	24,346,923	13,413	3,323,890	--	(30,209)	(692,372)	20,313,865
Fidelity Real Estate Investment Portfolio	55,213,638	3,649,681	40,286,680	141,380	(4,367,192)	1,391,036	15,600,483
Fidelity Stock Selector All Cap Fund	--	1,875,671,637	56,571,033	--	(268,023)	38,523,773	1,857,356,354
Fidelity Technology Portfolio	421,603,033	48,039,443	456,610,906	42,509,726	115,669,419	(128,700,989)	--
Fidelity Telecommunications Portfolio	26,241,468	1,374,406	25,991,496	372,619	(1,854,857)	230,479	--
Fidelity Transportation Portfolio	11,140,085	504,449	10,629,017	503,768	762,213	(1,777,730)	--
Fidelity U.S. Bond Index Fund Institutional Premium Class	2,245,883,377	372,296,673	343,189,453	29,498,752	(11,993,820)	(56,472,385)	2,206,524,392
Fidelity Utilities Portfolio	43,697,149	1,407,877	45,155,455	204,758	1,814,139	(1,763,710)	--
Fidelity Value Discovery Fund	47,348,530	4,133,040	2,568,091	--	(3,235)	(910,176)	48,000,068
	$6,519,833,353	$2,790,687,601	$2,881,061,760	$127,078,655	$347,606,703	$(453,701,708)	$6,323,364,189

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$3,370,610,171	$3,370,610,171	$--	$--
Fixed-Income Funds	2,686,602,691	2,686,602,691	--	--
Money Market Funds	343,606,259	343,606,259	--	--
Other Short-Term Investments and Net Other Assets	5,295,352	--	5,295,352	--
Total Investments in Securities:	$6,406,114,473	$6,400,819,121	$5,295,352	$--
Derivative Instruments:
Assets
Futures Contracts	$3,926,575	$3,926,575	$--	$--
Total Assets	$3,926,575	$3,926,575	$--	$--
Total Derivative Instruments:	$3,926,575	$3,926,575	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$3,926,575	$0
Total Equity Risk	3,926,575	0
Total Value of Derivatives	$3,926,575	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 50% Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $71,331,820)	$74,499,328
Fidelity Central Funds (cost $8,250,956)	8,250,956
Other affiliated issuers (cost $6,169,932,741)	6,323,364,189
Total Investment in Securities (cost $6,249,515,517)		$6,406,114,473
Receivable for investments sold		26,004
Receivable for fund shares sold		1,421,411
Dividends receivable		324,721
Distributions receivable from Fidelity Central Funds		7,263
Other receivables		4,652
Total assets		6,407,898,524
Liabilities
Payable for investments purchased	$1,409,563
Payable for fund shares redeemed	1,410,655
Accrued management fee	1,079,044
Distribution and service plan fees payable	12,561
Payable for daily variation margin on futures contracts	883,310
Total liabilities		4,795,133
Net Assets		$6,403,103,391
Net Assets consist of:
Paid in capital		$5,761,098,835
Undistributed net investment income		33,047,897
Accumulated undistributed net realized gain (loss) on investments		448,431,128
Net unrealized appreciation (depreciation) on investments		160,525,531
Net Assets		$6,403,103,391
Service Class:
Net Asset Value, offering price and redemption price per share ($60,244 ÷ 4,753 shares)		$12.67
Service Class 2:
Net Asset Value, offering price and redemption price per share ($99,847,399 ÷ 7,911,689 shares)		$12.62
Investor Class:
Net Asset Value, offering price and redemption price per share ($6,303,195,748 ÷ 497,462,754 shares)		$12.67

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$636,084
Affiliated issuers		39,263,683
Interest		17,732
Income from Fidelity Central Funds		28,896
Total income		39,946,395
Expenses
Management fee	$8,212,894
Distribution and service plan fees	125,269
Independent trustees' fees and expenses	14,291
Total expenses before reductions	8,352,454
Expense reductions	(1,711,962)
Total expenses after reductions		6,640,492
Net investment income (loss)		33,305,903
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,226,856
Fidelity Central Funds	10,478,657
Other affiliated issuers	347,606,703
Futures contracts	905,723
Capital gain distributions from underlying funds:
Affiliated issuers	87,814,972
Total net realized gain (loss)		452,032,911
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(2,989,667)
Affiliated issuers	(453,701,708)
Futures contracts	3,926,575
Total change in net unrealized appreciation (depreciation)		(452,764,800)
Net gain (loss)		(731,889)
Net increase (decrease) in net assets resulting from operations		$32,574,014

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$33,305,903	$79,301,919
Net realized gain (loss)	452,032,911	495,314,605
Change in net unrealized appreciation (depreciation)	(452,764,800)	304,741,713
Net increase (decrease) in net assets resulting from operations	32,574,014	879,358,237
Distributions to shareholders from net investment income	(4,415,137)	(75,263,279)
Distributions to shareholders from net realized gain	(445,438,267)	(40,613,695)
Total distributions	(449,853,404)	(115,876,974)
Share transactions - net increase (decrease)	96,324,388	(310,047,364)
Total increase (decrease) in net assets	(320,955,002)	453,433,899
Net Assets
Beginning of period	6,724,058,393	6,270,624,494
End of period	$6,403,103,391	$6,724,058,393
Other Information
Undistributed net investment income end of period	$33,047,897	$4,157,131

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP FundsManager 50% Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.53	$12.03	$11.85	$12.39	$12.01	$10.62
Income from Investment Operations
Net investment income (loss)A	.07	.16	.15	.15	.17	.15
Net realized and unrealized gain (loss)	(.01)	1.58	.35	(.13)	.45	1.42
Total from investment operations	.06	1.74	.50	.02	.62	1.57
Distributions from net investment income	(.01)	(.15)	(.15)	(.14)	(.14)	(.12)
Distributions from net realized gain	(.91)	(.08)	(.16)	(.42)	(.10)	(.07)
Total distributions	(.92)	(.24)B	(.32)C	(.56)	(.24)	(.18)D
Net asset value, end of period	$12.67	$13.53	$12.03	$11.85	$12.39	$12.01
Total ReturnE,F,G	.43%	14.45%	4.31%	.06%	5.18%	14.79%
Ratios to Average Net AssetsH,I,J
Expenses before reductions	.35%K	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%K	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%K	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.01%K	1.21%	1.26%	1.19%	1.38%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$60	$64	$62	$64	$73	$80
Portfolio turnover rateH,L	135%K	47%	40%	24%	25%	15%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.24 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.083 per share.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.152 and distributions from net realized gain of $.164 per share.

 D Total distributions of $.18 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.065 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 50% Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.48	$11.99	$11.82	$12.35	$11.98	$10.59
Income from Investment Operations
Net investment income (loss)A	.06	.14	.13	.13	.15	.13
Net realized and unrealized gain (loss)	–B	1.57	.34	(.12)	.44	1.42
Total from investment operations	.06	1.71	.47	.01	.59	1.55
Distributions from net investment income	(.01)	(.13)	(.13)	(.12)	(.12)	(.10)
Distributions from net realized gain	(.91)	(.08)	(.16)	(.42)	(.10)	(.07)
Total distributions	(.92)	(.22)C	(.30)D	(.54)	(.22)	(.16)E
Net asset value, end of period	$12.62	$13.48	$11.99	$11.82	$12.35	$11.98
Total ReturnF,G,H	.43%	14.24%	4.08%	(.02)%	4.95%	14.66%
Ratios to Average Net AssetsI,J,K
Expenses before reductions	.50%L	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%L	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%L	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.86%L	1.06%	1.11%	1.04%	1.23%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$99,847	$100,867	$90,983	$83,447	$88,771	$89,164
Portfolio turnover rateI,M	135%L	47%	40%	24%	25%	15%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.22 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.083 per share.

 D Total distributions of $.30 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.164 per share.

 E Total distributions of $.16 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.065 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Amounts do not include the activity of the Underlying Funds.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 50% Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.52	$12.02	$11.85	$12.38	$12.01	$10.61
Income from Investment Operations
Net investment income (loss)A	.07	.16	.15	.15	.17	.15
Net realized and unrealized gain (loss)	–B	1.58	.34	(.12)	.44	1.43
Total from investment operations	.07	1.74	.49	.03	.61	1.58
Distributions from net investment income	(.01)	(.15)	(.15)	(.14)	(.14)	(.12)
Distributions from net realized gain	(.91)	(.08)	(.16)	(.42)	(.10)	(.07)
Total distributions	(.92)	(.24)C	(.32)D	(.56)	(.24)	(.18)E
Net asset value, end of period	$12.67	$13.52	$12.02	$11.85	$12.38	$12.01
Total ReturnF,G,H	.51%	14.46%	4.22%	.14%	5.10%	14.90%
Ratios to Average Net AssetsI,J,K
Expenses before reductions	.25%L	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%L	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%L	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.01%L	1.21%	1.26%	1.19%	1.38%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$6,303,196	$6,623,127	$6,179,579	$6,046,146	$5,085,755	$3,319,291
Portfolio turnover rateI,M	135%L	47%	40%	24%	25%	15%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.24 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.083 per share.

 D Total distributions of $.32 per share is comprised of distributions from net investment income of $.152 and distributions from net realized gain of $.164 per share.

 E Total distributions of $.18 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.065 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Amounts do not include the activity of the Underlying Funds.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 60% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2018

% of fund's net assets
Fidelity Stock Selector All Cap Fund	34.5
Fidelity U.S. Bond Index Fund Institutional Premium Class	28.8
Fidelity Overseas Fund	5.2
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class	4.1
Fidelity Mega Cap Stock Fund	2.6
Fidelity Diversified International Fund	1.9
Fidelity Contrafund	1.8
Fidelity Equity-Income Fund	1.8
Fidelity Low-Priced Stock Fund	1.8
Fidelity Long-Term Treasury Bond Index Fund Institutional Class	1.7
84.2

Asset Allocation (% of fund's net assets)

Period end*
Domestic Equity Funds	46.4%
International Equity Funds	16.2%
Bond Funds	36.1%
Short-Term Funds	1.3%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)**	(0.1)%

 * Futures - (1.7)%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

VIP FundsManager® 60% Portfolio

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 62.6%
	Shares	Value
Fidelity Commodity Strategy Fund (a)	2,922,588	$30,774,847
Fidelity Contrafund (a)	826,563	109,164,187
Fidelity Diversified International Fund (a)	2,910,333	113,386,578
Fidelity Emerging Asia Fund (a)	123,495	5,305,344
Fidelity Emerging Markets Discovery Fund (a)	665,874	9,561,951
Fidelity Emerging Markets Fund (a)	777,050	23,801,039
Fidelity Equity-Income Fund (a)	1,867,384	107,542,630
Fidelity Europe Fund (a)	1,052,892	42,789,551
Fidelity Global Commodity Stock Fund (a)	4,956,850	67,710,570
Fidelity International Capital Appreciation Fund (a)	1,281,401	26,768,472
Fidelity International Discovery Fund (a)	2,123,851	94,022,875
Fidelity International Enhanced Index Fund (a)	8,861,182	87,282,644
Fidelity International Small Cap Fund (a)	1,424,171	41,514,573
Fidelity International Small Cap Opportunities Fund (a)	2,262,927	43,810,265
Fidelity International Value Fund (a)	6,980,976	60,315,634
Fidelity Japan Smaller Companies Fund (a)	4,802,899	88,949,688
Fidelity Low-Priced Stock Fund (a)	1,948,090	107,144,945
Fidelity Mega Cap Stock Fund (a)	9,144,198	160,206,351
Fidelity Overseas Fund (a)	6,334,777	315,408,542
Fidelity Pacific Basin Fund (a)	673,139	23,041,537
Fidelity Real Estate Investment Portfolio (a)	412,493	17,436,095
Fidelity Stock Selector All Cap Fund (a)	45,263,823	2,082,588,497
Fidelity Value Discovery Fund (a)	1,884,763	53,489,569
iShares S&P 500 Index ETF	240,478	65,662,518
TOTAL EQUITY FUNDS
(Cost $3,530,556,154)		3,777,678,902

Fixed-Income Funds - 36.1%
Fidelity Floating Rate High Income Fund (a)	6,269,644	60,125,885
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class (a)	25,139,133	246,866,286
Fidelity Long-Term Treasury Bond Index Fund Institutional Class (a)	8,165,469	103,701,454
Fidelity New Markets Income Fund (a)	1,882,408	28,047,881
Fidelity U.S. Bond Index Fund Institutional Premium Class (a)	155,046,535	1,742,723,056
TOTAL FIXED-INCOME FUNDS
(Cost $2,194,631,457)		2,181,464,562

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 1.93% (b)	6,672,495	6,673,830
Fidelity Investments Money Market Government Portfolio Institutional Class 1.81% (a)(c)	4,736	4,736
Fidelity Investments Money Market Prime Reserves Portfolio - Institutional Class 2.09% (a)(c)	73,530,978	73,553,038
TOTAL MONEY MARKET FUNDS
(Cost $80,224,231)		80,231,604
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.88% to 1.9% 8/16/18 to 9/20/18 (d)
(Cost $4,815,663)	4,830,000	4,816,161
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $5,810,227,505)		6,044,191,229
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(3,603,134)
NET ASSETS - 100%		$6,040,588,095

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	874	Sept. 2018	$85,450,980	$2,575,840	$2,575,840
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	286	Sept. 2018	15,205,190	988,691	988,691
TOTAL FUTURES CONTRACTS					$3,564,531

The notional amount of futures sold as a percentage of Net Assets is 1.7%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,816,161.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$18,646
Total	$18,646

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$--	$218,396,936	$220,205,695	$1,808,759	$--	$--	0.0%
Fidelity Consumer Staples Central Fund	--	120,259,490	121,277,119	1,017,629	--	--	0.0%
Fidelity Energy Central Fund	--	103,608,782	104,680,486	1,071,704	--	--	0.0%
Fidelity Financials Central Fund	--	316,169,389	317,771,701	1,602,312	--	--	0.0%
Fidelity Health Care Central Fund	--	276,430,194	277,343,443	913,249	--	--	0.0%
Fidelity Industrials Central Fund	--	209,101,483	211,201,736	2,100,253	--	--	0.0%
Fidelity Information Technology Central Fund	--	512,782,056	514,646,348	1,864,292	--	--	0.0%
Fidelity Materials Central Fund	--	62,547,233	63,190,656	643,423	--	--	0.0%
Fidelity Telecom Services Central Fund	--	29,243,667	29,670,151	426,484	--	--	0.0%
Fidelity Utilities Central Fund	--	50,874,242	51,517,036	642,794	--	--	0.0%
	$--	$1,899,413,472	$1,911,504,371	$12,090,899	$--	$--

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Air Transportation Portfolio	$17,065,030	$907,927	$16,208,639	$865,807	$129,248	$(1,893,566)	$--
Fidelity Banking Portfolio	38,833,828	2,914,917	38,903,834	2,804,494	22,211,439	(25,056,350)	--
Fidelity Biotechnology Portfolio	22,793,392	952,490	23,640,886	885,894	3,856,816	(3,961,812)	--
Fidelity Brokerage and Investment Management Portfolio	8,995,032	443,667	9,064,764	419,760	989,828	(1,363,763)	--
Fidelity Chemicals Portfolio	8,507,109	500,663	8,092,132	478,467	5,176,143	(6,091,783)	--
Fidelity Commodity Strategy Fund	62,581,079	7,884,878	39,390,972	--	10,064	(310,202)	30,774,847
Fidelity Construction and Housing Portfolio	12,720,366	593,806	11,788,485	562,500	6,347,812	(7,873,499)	--
Fidelity Consumer Discretionary Portfolio	177,742,463	8,006,935	187,852,468	2,925,963	82,414,033	(80,310,963)	--
Fidelity Consumer Staples Portfolio	130,079,825	9,158,902	124,377,264	7,428,955	34,733,218	(49,594,681)	--
Fidelity Contrafund	94,504,663	15,776,271	9,033,230	1,558,124	63,799	7,852,684	109,164,187
Fidelity Defense and Aerospace Portfolio	58,700,862	1,910,453	63,286,706	1,755,066	18,041,054	(15,365,663)	--
Fidelity Diversified International Fund	133,146,732	592,072	17,325,196	--	(385,322)	(2,641,708)	113,386,578
Fidelity Emerging Asia Fund	9,493,333	27,644	4,013,824	--	1,431,214	(1,633,023)	5,305,344
Fidelity Emerging Markets Discovery Fund	16,855,779	48,121	6,945,938	--	364,783	(760,794)	9,561,951
Fidelity Emerging Markets Fund	70,162,222	801,380	46,386,559	--	2,127,415	(2,903,419)	23,801,039
Fidelity Energy Portfolio	104,068,551	2,366,633	106,913,543	--	15,925,701	(15,447,342)	--
Fidelity Equity-Income Fund	107,052,709	12,295,880	6,237,822	2,873,143	(65,218)	(5,502,919)	107,542,630
Fidelity Europe Fund	50,969,904	226,031	6,643,946	--	530,543	(2,292,981)	42,789,551
Fidelity Financial Services Portfolio	208,293,961	10,586,394	211,732,523	4,928,082	101,680,852	(108,828,684)	--
Fidelity Floating Rate High Income Fund	62,457,906	1,577,474	3,726,317	1,261,741	(3,420)	(179,758)	60,125,885
Fidelity Global Commodity Stock Fund	64,730,477	3,991,154	3,497,249	--	105,040	2,381,148	67,710,570
Fidelity Health Care Portfolio	219,824,598	14,054,946	241,541,183	8,044,149	106,672,075	(99,010,436)	--
Fidelity Industrial Equipment Portfolio	41,888,749	5,296,521	373,830	5,250,930	11,856	(16,038,159)	--
Fidelity Industrials Portfolio	80,646,819	8,683,142	123,940,410	4,995,148	49,974,989	(46,149,677)	--
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class	216,326,281	44,184,781	13,742,470	315,793	(204,169)	301,863	246,866,286
Fidelity Insurance Portfolio	21,811,401	2,548,870	21,222,939	2,490,812	9,054,817	(12,192,149)	--
Fidelity International Capital Appreciation Fund	30,788,374	135,403	3,983,919	--	562,742	(734,128)	26,768,472
Fidelity International Discovery Fund	110,711,503	490,520	14,337,257	--	(355,143)	(2,486,748)	94,022,875
Fidelity International Enhanced Index Fund	102,707,287	457,238	13,350,743	--	(50,519)	(2,480,619)	87,282,644
Fidelity International Small Cap Fund	59,491,088	256,616	17,326,124	--	3,281,139	(4,188,146)	41,514,573
Fidelity International Small Cap Opportunities Fund	55,147,039	234,994	11,969,899	--	3,054,471	(2,656,340)	43,810,265
Fidelity International Value Fund	72,391,124	323,287	9,482,947	--	(26,667)	(2,889,163)	60,315,634
Fidelity Investments Money Market Government Portfolio Institutional Class 1.81%	43,179,157	143,619,752	186,794,173	463,591	--	--	4,736
Fidelity Investments Money Market Prime Reserves Portfolio – Institutional Class 2.09%	77,188,157	75,939,494	79,583,054	662,099	1,068	7,373	73,553,038
Fidelity Japan Smaller Companies Fund	67,756,712	25,026,256	1,415,948	--	29,370	(2,446,702)	88,949,688
Fidelity Leisure Portfolio	12,137,474	664,367	12,108,289	633,061	(252,258)	(441,294)	--
Fidelity Long-Term Treasury Bond Index Fund Institutional Class	112,926,633	2,069,266	6,323,537	1,531,254	(288,430)	(4,682,478)	103,701,454
Fidelity Low-Priced Stock Fund	108,316,039	5,123,436	7,238,521	--	61,280	882,711	107,144,945
Fidelity Materials Portfolio	57,905,087	3,948,003	56,650,386	2,694,325	(5,378,274)	175,570	--
Fidelity Medical Equipment and Systems Portfolio	18,997,921	858,639	20,387,158	805,705	4,830,574	(4,299,976)	--
Fidelity Mega Cap Stock Fund	161,014,872	8,686,439	10,371,702	--	53,401	823,341	160,206,351
Fidelity Multimedia Portfolio	14,598,427	811,615	13,985,502	774,048	(744,280)	(680,260)	--
Fidelity New Markets Income Fund	31,606,024	819,799	1,863,217	661,839	(65,327)	(2,449,398)	28,047,881
Fidelity Overseas Fund	467,435,604	2,188,100	148,031,105	--	27,000,085	(33,184,142)	315,408,542
Fidelity Pacific Basin Fund	27,229,545	118,477	3,485,929	--	704,041	(1,524,597)	23,041,537
Fidelity Real Estate Investment Portfolio	63,760,160	4,258,972	47,111,713	160,976	(5,095,989)	1,624,665	17,436,095
Fidelity Stock Selector All Cap Fund	--	2,099,413,753	60,210,854	--	(223,843)	43,609,441	2,082,588,497
Fidelity Technology Portfolio	487,638,801	56,974,005	529,681,468	49,022,523	168,423,083	(183,354,421)	--
Fidelity Telecommunications Portfolio	30,354,838	1,813,398	30,289,088	431,440	(1,925,113)	45,965	--
Fidelity Transportation Portfolio	12,874,248	611,912	12,316,978	580,038	1,386,397	(2,555,579)	--
Fidelity U.S. Bond Index Fund Institutional Premium Class	1,766,660,900	279,421,988	249,832,247	23,147,103	(7,368,221)	(46,159,364)	1,742,723,056
Fidelity Utilities Portfolio	50,613,596	1,979,677	52,656,269	237,294	4,223,760	(4,160,764)	--
Fidelity Value Discovery Fund	54,185,632	3,562,289	3,225,098	--	(1,253)	(1,032,001)	53,489,569
	$6,137,869,313	$2,876,139,647	$2,949,896,254	$131,650,124	$653,030,704	$(750,104,690)	$5,967,038,720

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$3,777,678,902	$3,777,678,902	$--	$--
Fixed-Income Funds	2,181,464,562	2,181,464,562	--	--
Money Market Funds	80,231,604	80,231,604	--	--
Other Short-Term Investments and Net Other Assets	4,816,161	--	4,816,161	--
Total Investments in Securities:	$6,044,191,229	$6,039,375,068	$4,816,161	$--
Derivative Instruments:
Assets
Futures Contracts	$3,564,531	$3,564,531	$--	$--
Total Assets	$3,564,531	$3,564,531	$--	$--
Total Derivative Instruments:	$3,564,531	$3,564,531	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$3,564,531	$0
Total Equity Risk	3,564,531	0
Total Value of Derivatives	$3,564,531	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 60% Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $67,473,263)	$70,478,679
Fidelity Central Funds (cost $6,673,830)	6,673,830
Other affiliated issuers (cost $5,736,080,412)	5,967,038,720
Total Investment in Securities (cost $5,810,227,505)		$6,044,191,229
Receivable for investments sold		603,386
Receivable for fund shares sold		91,599
Dividends receivable		307,996
Distributions receivable from Fidelity Central Funds		5,334
Other receivables		4,408
Total assets		6,045,203,952
Liabilities
Payable for fund shares redeemed	$2,719,949
Accrued management fee	1,019,332
Distribution and service plan fees payable	74,516
Payable for daily variation margin on futures contracts	802,060
Total liabilities		4,615,857
Net Assets		$6,040,588,095
Net Assets consist of:
Paid in capital		$5,009,190,866
Undistributed net investment income		24,484,270
Accumulated undistributed net realized gain (loss) on investments		769,384,704
Net unrealized appreciation (depreciation) on investments		237,528,255
Net Assets		$6,040,588,095
Service Class:
Net Asset Value, offering price and redemption price per share ($54,695 ÷ 4,863 shares)		$11.25
Service Class 2:
Net Asset Value, offering price and redemption price per share ($590,312,774 ÷ 52,665,836 shares)		$11.21
Investor Class:
Net Asset Value, offering price and redemption price per share ($5,450,220,626 ÷ 484,708,914 shares)		$11.24

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$603,534
Affiliated issuers		30,542,222
Interest		16,852
Income from Fidelity Central Funds		18,646
Total income		31,181,254
Expenses
Management fee	$7,739,053
Distribution and service plan fees	738,737
Independent trustees' fees and expenses	13,460
Total expenses before reductions	8,491,250
Expense reductions	(1,861,554)
Total expenses after reductions		6,629,696
Net investment income (loss)		24,551,558
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,955,748
Fidelity Central Funds	12,090,899
Other affiliated issuers	653,030,704
Futures contracts	701,614
Capital gain distributions from underlying funds:
Affiliated issuers	101,107,902
Total net realized gain (loss)		771,886,867
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(2,831,818)
Affiliated issuers	(750,104,690)
Futures contracts	3,564,531
Total change in net unrealized appreciation (depreciation)		(749,371,977)
Net gain (loss)		22,514,890
Net increase (decrease) in net assets resulting from operations		$47,066,448

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,551,558	$69,528,865
Net realized gain (loss)	771,886,867	728,591,827
Change in net unrealized appreciation (depreciation)	(749,371,977)	198,428,497
Net increase (decrease) in net assets resulting from operations	47,066,448	996,549,189
Distributions to shareholders from net investment income	(3,988,718)	(65,831,245)
Distributions to shareholders from net realized gain	(668,110,164)	(134,172,261)
Total distributions	(672,098,882)	(200,003,506)
Share transactions - net increase (decrease)	334,677,481	(847,339,302)
Total increase (decrease) in net assets	(290,354,953)	(50,793,619)
Net Assets
Beginning of period	6,330,943,048	6,381,736,667
End of period	$6,040,588,095	$6,330,943,048
Other Information
Undistributed net investment income end of period	$24,484,270	$3,921,430

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP FundsManager 60% Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.50	$11.03	$11.06	$11.97	$11.81	$10.44
Income from Investment Operations
Net investment income (loss)A	.05	.13	.13	.13	.15	.13
Net realized and unrealized gain (loss)	.05	1.73	.36	(.07)	.48	1.80
Total from investment operations	.10	1.86	.49	.06	.63	1.93
Distributions from net investment income	(.01)	(.13)	(.14)	(.13)	(.15)	(.13)
Distributions from net realized gain	(1.34)	(.25)	(.38)	(.84)	(.32)	(.43)
Total distributions	(1.35)	(.39)B	(.52)	(.97)	(.47)	(.56)
Net asset value, end of period	$11.25	$12.50	$11.03	$11.06	$11.97	$11.81
Total ReturnC,D,E	.79%	16.99%	4.79%	.41%	5.40%	18.62%
Ratios to Average Net AssetsF,G,H
Expenses before reductions	.35%I	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%I	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%I	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.81%I	1.11%	1.19%	1.11%	1.26%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$55	$61	$59	$60	$69	$75
Portfolio turnover rateF,J	154%I	47%	35%	30%	36%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.39 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.251 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 60% Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.47	$11.01	$11.04	$11.95	$11.79	$10.43
Income from Investment Operations
Net investment income (loss)A	.04	.11	.11	.11	.13	.12
Net realized and unrealized gain (loss)	.05	1.72	.36	(.07)	.48	1.78
Total from investment operations	.09	1.83	.47	.04	.61	1.90
Distributions from net investment income	(.01)	(.12)	(.12)	(.11)	(.13)	(.12)
Distributions from net realized gain	(1.34)	(.25)	(.38)	(.84)	(.32)	(.43)
Total distributions	(1.35)	(.37)	(.50)	(.95)	(.45)	(.54)B
Net asset value, end of period	$11.21	$12.47	$11.01	$11.04	$11.95	$11.79
Total ReturnC,D,E	.71%	16.76%	4.65%	.27%	5.26%	18.39%
Ratios to Average Net AssetsF,G,H
Expenses before reductions	.50%I	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%I	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%I	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.66%I	.96%	1.04%	.96%	1.11%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$590,313	$585,346	$507,162	$497,768	$425,719	$372,191
Portfolio turnover rateF,J	154%I	47%	35%	30%	36%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.54 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.425 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 60% Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.50	$11.03	$11.06	$11.97	$11.81	$10.44
Income from Investment Operations
Net investment income (loss)A	.05	.13	.13	.13	.15	.13
Net realized and unrealized gain (loss)	.04	1.73	.36	(.07)	.48	1.80
Total from investment operations	.09	1.86	.49	.06	.63	1.93
Distributions from net investment income	(.01)	(.13)	(.14)	(.13)	(.15)	(.13)
Distributions from net realized gain	(1.34)	(.25)	(.38)	(.84)	(.32)	(.43)
Total distributions	(1.35)	(.39)B	(.52)	(.97)	(.47)	(.56)
Net asset value, end of period	$11.24	$12.50	$11.03	$11.06	$11.97	$11.81
Total ReturnC,D,E	.70%	16.99%	4.79%	.41%	5.40%	18.62%
Ratios to Average Net AssetsF,G,H
Expenses before reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%I	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%I	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.81%I	1.11%	1.19%	1.11%	1.26%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$5,450,221	$5,745,537	$5,874,515	$6,378,497	$6,172,435	$6,037,672
Portfolio turnover rateF,J	154%I	47%	35%	30%	36%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.39 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.251 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 70% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2018

% of fund's net assets
Fidelity Stock Selector All Cap Fund	39.6
Fidelity U.S. Bond Index Fund Institutional Premium Class	18.7
Fidelity Overseas Fund	6.7
Fidelity Inflation-Protected Bond Index Fund Institutional Class	4.1
Fidelity Mega Cap Stock Fund	3.1
Fidelity Diversified International Fund	2.1
Fidelity Contrafund	2.1
Fidelity Equity-Income Fund	2.1
Fidelity Low-Priced Stock Fund	2.0
Fidelity International Discovery Fund	1.8
82.3

Asset Allocation (% of fund's net assets)

Period end*
Domestic Equity Funds	53.2%
International Equity Funds	19.2%
Bond Funds	26.0%
Short-Term Funds	1.6%

 * Futures - (1.4)%

VIP FundsManager® 70% Portfolio

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 72.4%
	Shares	Value
Fidelity Commodity Strategy Fund (a)	896,008	$9,434,968
Fidelity Contrafund (a)	237,394	31,352,674
Fidelity Diversified International Fund (a)	820,223	31,955,880
Fidelity Emerging Asia Fund (a)	43,396	1,864,290
Fidelity Emerging Markets Discovery Fund (a)	236,940	3,402,463
Fidelity Emerging Markets Fund (a)	275,347	8,433,875
Fidelity Equity-Income Fund (a)	536,488	30,896,332
Fidelity Europe Fund (a)	297,491	12,090,053
Fidelity Global Commodity Stock Fund (a)	1,232,383	16,834,353
Fidelity International Capital Appreciation Fund (a)	358,430	7,487,597
Fidelity International Discovery Fund (a)	598,119	26,478,722
Fidelity International Enhanced Index Fund (a)	2,493,240	24,558,414
Fidelity International Small Cap Fund (a)	395,455	11,527,509
Fidelity International Small Cap Opportunities Fund (a)	618,652	11,977,111
Fidelity International Value Fund (a)	1,980,320	17,109,964
Fidelity Japan Smaller Companies Fund (a)	1,351,317	25,026,395
Fidelity Low-Priced Stock Fund (a)	560,433	30,823,823
Fidelity Mega Cap Stock Fund (a)	2,627,659	46,036,588
Fidelity Overseas Fund (a)	2,031,990	101,172,776
Fidelity Pacific Basin Fund (a)	188,554	6,454,208
Fidelity Real Estate Investment Portfolio (a)	118,469	5,007,676
Fidelity Stock Selector All Cap Fund (a)	12,981,583	597,282,627
Fidelity Value Discovery Fund (a)	544,200	15,444,389
iShares S&P 500 Index ETF	73,777	20,144,810
TOTAL EQUITY FUNDS
(Cost $1,033,342,922)		1,092,797,497

Fixed-Income Funds - 26.0%
Fidelity Floating Rate High Income Fund (a)	1,557,317	14,934,672
Fidelity Inflation-Protected Bond Index Fund Institutional Class (a)	6,284,772	61,716,457
Fidelity Long-Term Treasury Bond Index Fund Institutional Class (a)	2,023,183	25,694,429
Fidelity New Markets Income Fund (a)	469,458	6,994,924
Fidelity U.S. Bond Index Fund Institutional Premium Class (a)	25,198,195	283,227,708
TOTAL FIXED-INCOME FUNDS
(Cost $393,099,216)		392,568,190

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 1.93% (b)	1,717,423	1,717,766
Fidelity Institutional Money Market Funds Prime Reserves Portfolio Class I (a)	19,139,494	19,145,236
Fidelity Investments Money Market Government Portfolio Institutional Class 1.81% (a)(c)	2,915,204	2,915,204
TOTAL MONEY MARKET FUNDS
(Cost $23,776,289)		23,778,206
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.88% to 1.9% 8/16/18 to 9/20/18 (d)
(Cost $996,828)	1,000,000	996,927
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,451,215,255)		1,510,140,820
NET OTHER ASSETS (LIABILITIES) - 0.0%		(296,302)
NET ASSETS - 100%		$1,509,844,518

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	175	Sept. 2018	$17,109,750	$515,757	$515,757
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	66	Sept. 2018	3,508,890	228,163	228,163
TOTAL FUTURES CONTRACTS					$743,920

The notional amount of futures sold as a percentage of Net Assets is 1.4%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $996,927.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,573
Total	$10,573

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$--	$60,733,440	$61,236,433	$502,993	$--	$--	0.0%
Fidelity Consumer Staples Central Fund	--	33,629,099	33,913,667	284,568	--	--	0.0%
Fidelity Energy Central Fund	--	29,013,937	29,314,050	300,113	--	--	0.0%
Fidelity Financials Central Fund	--	88,396,207	88,844,189	447,982	--	--	0.0%
Fidelity Health Care Central Fund	--	77,015,902	77,270,341	254,439	--	--	0.0%
Fidelity Industrials Central Fund	--	58,579,667	59,168,052	588,385	--	--	0.0%
Fidelity Information Technology Central Fund	--	143,385,996	143,907,296	521,300	--	--	0.0%
Fidelity Materials Central Fund	--	17,529,562	17,709,889	180,327	--	--	0.0%
Fidelity Telecom Services Central Fund	--	7,877,583	7,992,468	114,885	--	--	0.0%
Fidelity Utilities Central Fund	--	13,940,381	14,116,517	176,136	--	--	0.0%
	$--	$530,101,774	$533,472,902	$3,371,128	$--	$--

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Air Transportation Portfolio	$4,740,075	$320,483	$4,557,137	$247,945	$2,831	$(506,252)	$--
Fidelity Banking Portfolio	11,006,567	1,013,712	11,171,210	821,767	6,018,484	(6,867,553)	--
Fidelity Biotechnology Portfolio	6,354,617	370,364	6,679,877	255,422	1,085,477	(1,130,581)	--
Fidelity Brokerage and Investment Management Portfolio	2,563,433	163,789	2,614,429	123,449	273,735	(386,528)	--
Fidelity Chemicals Portfolio	2,515,918	184,994	2,421,986	146,153	1,494,848	(1,773,774)	--
Fidelity Commodity Strategy Fund	14,661,971	2,272,712	7,423,412	--	(25,221)	(51,082)	9,434,968
Fidelity Construction and Housing Portfolio	3,508,428	214,897	3,292,924	160,007	1,650,519	(2,080,920)	--
Fidelity Consumer Discretionary Portfolio	48,924,798	1,660,084	51,133,483	807,936	15,321,814	(14,773,213)	--
Fidelity Consumer Staples Portfolio	35,726,421	2,654,657	34,238,293	2,077,417	6,857,616	(11,000,401)	--
Fidelity Contrafund	25,982,868	4,609,843	1,438,384	430,627	8,831	2,189,516	31,352,674
Fidelity Defense and Aerospace Portfolio	16,230,339	770,448	17,727,788	500,221	4,221,605	(3,494,604)	--
Fidelity Diversified International Fund	34,964,806	1,073,073	3,222,936	--	(93,129)	(765,934)	31,955,880
Fidelity Emerging Asia Fund	2,927,113	58,716	1,045,002	--	261,775	(338,312)	1,864,290
Fidelity Emerging Markets Discovery Fund	5,247,601	104,199	1,779,674	--	90,651	(260,314)	3,402,463
Fidelity Emerging Markets Fund	21,698,337	726,152	13,626,675	--	592,687	(956,626)	8,433,875
Fidelity Energy Portfolio	28,932,517	465,130	29,524,424	--	4,023,593	(3,896,816)	--
Fidelity Equity-Income Fund	28,181,266	4,879,340	638,152	800,355	(11,482)	(1,514,640)	30,896,332
Fidelity Europe Fund	13,454,199	409,966	1,276,119	--	94,813	(592,806)	12,090,053
Fidelity Financial Services Portfolio	57,607,418	2,353,187	57,933,761	1,369,089	16,931,172	(18,958,016)	--
Fidelity Floating Rate High Income Fund	14,510,876	802,075	330,712	302,556	(52)	(47,515)	14,934,672
Fidelity Global Commodity Stock Fund	15,082,990	1,472,712	323,412	--	4,080	597,983	16,834,353
Fidelity Health Care Portfolio	60,650,947	3,299,865	65,998,126	2,227,086	12,399,977	(10,352,663)	--
Fidelity Industrial Equipment Portfolio	11,598,859	1,505,639	64,968	1,460,154	2,792	(1,562,177)	--
Fidelity Industrials Portfolio	22,278,587	1,919,559	33,828,201	1,379,612	9,648,352	(11,498,442)	--
Fidelity Inflation-Protected Bond Index Fund Institutional Class	50,113,381	12,717,166	1,187,041	73,427	(4,092)	77,043	61,716,457
Fidelity Institutional Money Market Funds Prime Reserves Portfolio Class I	8,522,203	19,171,671	8,550,538	133,474	(17)	1,917	19,145,236
Fidelity Insurance Portfolio	6,086,712	819,706	6,001,998	717,946	2,473,516	(3,377,936)	--
Fidelity International Capital Appreciation Fund	8,063,346	242,695	763,649	--	5,084	(59,879)	7,487,597
Fidelity International Discovery Fund	29,098,951	887,841	2,697,886	--	(55,105)	(755,079)	26,478,722
Fidelity International Enhanced Index Fund	26,910,815	828,889	2,457,957	--	(16,059)	(707,274)	24,558,414
Fidelity International Small Cap Fund	15,637,038	467,885	4,315,154	--	673,876	(936,136)	11,527,509
Fidelity International Small Cap Opportunities Fund	14,448,234	429,947	2,989,347	--	372,745	(284,468)	11,977,111
Fidelity International Value Fund	19,144,694	584,754	1,794,119	--	(5,908)	(819,457)	17,109,964
Fidelity Investments Money Market Government Portfolio Institutional Class 1.81%	5,017,733	35,240,750	37,343,279	113,929	--	--	2,915,204
Fidelity Japan Smaller Companies Fund	17,538,787	8,378,977	184,755	--	842	(707,456)	25,026,395
Fidelity Leisure Portfolio	3,443,734	237,603	3,477,157	185,234	(74,262)	(129,918)	--
Fidelity Long-Term Treasury Bond Index Fund Institutional Class	26,182,740	1,212,773	565,619	366,268	(9,795)	(1,125,670)	25,694,429
Fidelity Low-Priced Stock Fund	28,413,564	2,778,926	638,095	--	1,035	268,393	30,823,823
Fidelity Materials Portfolio	15,916,471	1,014,928	15,479,553	745,425	(1,459,942)	8,096	--
Fidelity Medical Equipment and Systems Portfolio	5,299,173	322,914	5,765,441	232,150	1,271,429	(1,128,075)	--
Fidelity Mega Cap Stock Fund	42,150,387	4,967,960	1,357,176	--	3,477	271,940	46,036,588
Fidelity Multimedia Portfolio	4,055,925	286,723	3,932,748	221,748	(237,375)	(172,525)	--
Fidelity New Markets Income Fund	7,358,800	408,655	165,371	158,872	(2,103)	(605,057)	6,994,924
Fidelity Overseas Fund	128,232,790	4,033,610	29,136,713	--	4,368,933	(6,325,844)	101,172,776
Fidelity Pacific Basin Fund	7,115,823	215,200	644,891	--	(587)	(231,337)	6,454,208
Fidelity Real Estate Investment Portfolio	17,600,677	895,554	12,522,070	44,156	(1,365,607)	399,122	5,007,676
Fidelity Stock Selector All Cap Fund	--	589,935,312	4,776,532	--	(19,572)	12,143,419	597,282,627
Fidelity Technology Portfolio	134,135,816	16,079,137	145,777,505	13,707,859	36,287,258	(40,724,706)	--
Fidelity Telecommunications Portfolio	8,355,094	261,074	8,105,171	116,220	(624,186)	113,189	--
Fidelity Transportation Portfolio	3,580,542	221,246	3,468,514	166,356	197,734	(531,008)	--
Fidelity U.S. Bond Index Fund Institutional Premium Class	265,768,692	66,879,453	41,361,239	3,621,692	(1,120,196)	(6,939,002)	283,227,708
Fidelity Utilities Portfolio	13,942,184	315,409	14,261,220	65,022	235,144	(231,517)	--
Fidelity Value Discovery Fund	14,148,254	1,889,080	319,129	--	(1,434)	(272,382)	15,444,389
	$1,415,633,511	$805,031,434	$712,330,952	$33,779,574	$121,750,601	$(142,803,277)	$1,487,281,317

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$1,092,797,497	$1,092,797,497	$--	$--
Fixed-Income Funds	392,568,190	392,568,190	--	--
Money Market Funds	23,778,206	23,778,206	--	--
Other Short-Term Investments and Net Other Assets	996,927	--	996,927	--
Total Investments in Securities:	$1,510,140,820	$1,509,143,893	$996,927	$--
Derivative Instruments:
Assets
Futures Contracts	$743,920	$743,920	$--	$--
Total Assets	$743,920	$743,920	$--	$--
Total Derivative Instruments:	$743,920	$743,920	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$743,920	$0
Total Equity Risk	743,920	0
Total Value of Derivatives	$743,920	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 70% Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $20,219,812)	$21,141,737
Fidelity Central Funds (cost $1,717,766)	1,717,766
Other affiliated issuers (cost $1,429,277,677)	1,487,281,317
Total Investment in Securities (cost $1,451,215,255)		$1,510,140,820
Receivable for investments sold		46,037
Receivable for fund shares sold		29,577
Dividends receivable		100,783
Distributions receivable from Fidelity Central Funds		1,600
Other receivables		1,343
Total assets		1,510,320,160
Liabilities
Payable for fund shares redeemed	$47,095
Accrued management fee	253,427
Distribution and service plan fees payable	6,445
Payable for daily variation margin on futures contracts	168,675
Total liabilities		475,642
Net Assets		$1,509,844,518
Net Assets consist of:
Paid in capital		$1,291,978,988
Undistributed net investment income		4,055,147
Accumulated undistributed net realized gain (loss) on investments		154,140,898
Net unrealized appreciation (depreciation) on investments		59,669,485
Net Assets		$1,509,844,518
Service Class:
Net Asset Value, offering price and redemption price per share ($70,249 ÷ 5,381 shares)		$13.06
Service Class 2:
Net Asset Value, offering price and redemption price per share ($51,202,345 ÷ 3,940,964 shares)		$12.99
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,458,571,924 ÷ 111,754,501 shares)		$13.05

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$185,157
Affiliated issuers		5,473,728
Interest		3,837
Income from Fidelity Central Funds		10,573
Total income		5,673,295
Expenses
Management fee	$1,867,653
Distribution and service plan fees	62,887
Independent trustees' fees and expenses	3,201
Total expenses before reductions	1,933,741
Expense reductions	(404,120)
Total expenses after reductions		1,529,621
Net investment income (loss)		4,143,674
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,586,649
Fidelity Central Funds	3,371,128
Other affiliated issuers	121,750,601
Futures contracts	84,283
Capital gain distributions from underlying funds:
Affiliated issuers	28,305,846
Total net realized gain (loss)		155,098,507
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(860,410)
Affiliated issuers	(142,803,277)
Futures contracts	743,920
Total change in net unrealized appreciation (depreciation)		(142,919,767)
Net gain (loss)		12,178,740
Net increase (decrease) in net assets resulting from operations		$16,322,414

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,143,674	$13,321,959
Net realized gain (loss)	155,098,507	132,697,043
Change in net unrealized appreciation (depreciation)	(142,919,767)	84,272,124
Net increase (decrease) in net assets resulting from operations	16,322,414	230,291,126
Distributions to shareholders from net investment income	(842,073)	(12,662,563)
Distributions to shareholders from net realized gain	(119,574,371)	(9,720,946)
Total distributions	(120,416,444)	(22,383,509)
Share transactions - net increase (decrease)	138,814,903	90,530,791
Total increase (decrease) in net assets	34,720,873	298,438,408
Net Assets
Beginning of period	1,475,123,645	1,176,685,237
End of period	$1,509,844,518	$1,475,123,645
Other Information
Undistributed net investment income end of period	$4,055,147	$753,546

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP FundsManager 70% Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.04	$11.97	$12.05	$12.40	$12.01	$10.04
Income from Investment Operations
Net investment income (loss)A	.04	.13	.13	.12	.15	.13
Net realized and unrealized gain (loss)	.12	2.16	.41	(.06)	.48	2.05
Total from investment operations	.16	2.29	.54	.06	.63	2.18
Distributions from net investment income	(.01)	(.12)	(.13)	(.12)	(.14)	(.12)
Distributions from net realized gain	(1.14)	(.09)	(.49)	(.29)	(.10)	(.09)
Total distributions	(1.14)B	(.22)C	(.62)	(.41)	(.24)	(.21)
Net asset value, end of period	$13.06	$14.04	$11.97	$12.05	$12.40	$12.01
Total ReturnD,E,F	1.16%	19.11%	5.04%	.41%	5.24%	21.75%
Ratios to Average Net AssetsG,H,I
Expenses before reductions	.35%J	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%J	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%J	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.56%J	1.01%	1.11%	.97%	1.23%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$70	$76	$71	$72	$78	$91
Portfolio turnover rateG,K	172%J	57%	45%	44%	49%	31%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.14 per share is comprised of distributions from net investment income of $.008 and distributions from net realized gain of $1.136 per share.

 C Total distributions of $.22 per share is comprised of distributions from net investment income of $.123 and distributions from net realized gain of $.094 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 70% Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.99	$11.93	$12.02	$12.37	$11.98	$10.02
Income from Investment Operations
Net investment income (loss)A	.03	.11	.11	.10	.13	.12
Net realized and unrealized gain (loss)	.11	2.15	.41	(.06)	.48	2.04
Total from investment operations	.14	2.26	.52	.04	.61	2.16
Distributions from net investment income	(.01)	(.10)	(.12)	(.10)	(.13)	(.11)
Distributions from net realized gain	(1.14)	(.09)	(.49)	(.29)	(.10)	(.09)
Total distributions	(1.14)B	(.20)C	(.61)	(.39)	(.22)D	(.20)
Net asset value, end of period	$12.99	$13.99	$11.93	$12.02	$12.37	$11.98
Total ReturnE,F,G	1.02%	18.94%	4.86%	.29%	5.10%	21.54%
Ratios to Average Net AssetsH,I,J
Expenses before reductions	.50%K	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%K	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%K	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.41%K	.86%	.96%	.82%	1.08%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$51,202	$48,977	$38,443	$12,028	$7,610	$6,752
Portfolio turnover rateH,L	172%K	57%	45%	44%	49%	31%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.14 per share is comprised of distributions from net investment income of $.008 and distributions from net realized gain of $1.136 per share.

 C Total distributions of $.20 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.094 per share.

 D Total distributions of $.22 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.097 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 70% Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.04	$11.96	$12.05	$12.39	$12.01	$10.04
Income from Investment Operations
Net investment income (loss)A	.04	.13	.13	.12	.15	.13
Net realized and unrealized gain (loss)	.11	2.17	.40	(.05)	.47	2.05
Total from investment operations	.15	2.30	.53	.07	.62	2.18
Distributions from net investment income	(.01)	(.12)	(.13)	(.12)	(.14)	(.12)
Distributions from net realized gain	(1.14)	(.09)	(.49)	(.29)	(.10)	(.09)
Total distributions	(1.14)B	(.22)C	(.62)	(.41)	(.24)	(.21)
Net asset value, end of period	$13.05	$14.04	$11.96	$12.05	$12.39	$12.01
Total ReturnD,E,F	1.09%	19.21%	4.96%	.49%	5.15%	21.75%
Ratios to Average Net AssetsG,H,I
Expenses before reductions	.25%J	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%J	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%J	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.56%J	1.01%	1.11%	.97%	1.23%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$1,458,572	$1,426,071	$1,138,172	$1,096,702	$1,019,291	$869,781
Portfolio turnover rateG,K	172%J	57%	45%	44%	49%	31%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.14 per share is comprised of distributions from net investment income of $.008 and distributions from net realized gain of $1.136 per share.

 C Total distributions of $.22 per share is comprised of distributions from net investment income of $.123 and distributions from net realized gain of $.094 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 85% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2018

% of fund's net assets
Fidelity Stock Selector All Cap Fund	48.0
Fidelity U.S. Bond Index Fund Institutional Class	8.1
Fidelity Overseas Fund	7.9
Fidelity Mega Cap Stock Fund	3.7
Fidelity Diversified International Fund	2.5
Fidelity Contrafund	2.5
Fidelity Equity-Income Fund	2.5
Fidelity Low-Priced Stock Fund	2.5
Fidelity International Discovery Fund	2.1
Fidelity Inflation-Protected Bond Index Fund Institutional Class	2.0
81.8

Asset Allocation (% of fund's net assets)

Period end*
Domestic Equity Funds	64.2%
International Equity Funds	22.9%
Bond Funds	12.7%
Short-Term Funds	0.2%

 * Futures - (1.0)%

VIP FundsManager® 85% Portfolio

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 87.1%
	Shares	Value
Fidelity Commodity Strategy Fund (a)	422,240	$4,446,186
Fidelity Contrafund (a)	105,223	13,896,790
Fidelity Diversified International Fund (a)	358,845	13,980,608
Fidelity Emerging Asia Fund (a)	20,884	897,156
Fidelity Emerging Markets Discovery Fund (a)	118,028	1,694,881
Fidelity Emerging Markets Fund (a)	163,166	4,997,776
Fidelity Equity-Income Fund (a)	237,514	13,678,434
Fidelity Europe Fund (a)	129,018	5,243,296
Fidelity Global Commodity Stock Fund (a)	507,986	6,939,084
Fidelity International Capital Appreciation Fund (a)	156,216	3,263,347
Fidelity International Discovery Fund (a)	259,829	11,502,629
Fidelity International Enhanced Index Fund (a)	1,082,044	10,658,136
Fidelity International Small Cap Fund (a)	173,586	5,060,036
Fidelity International Small Cap Opportunities Fund (a)	268,589	5,199,873
Fidelity International Value Fund (a)	856,745	7,402,279
Fidelity Japan Smaller Companies Fund (a)	586,588	10,863,604
Fidelity Low-Priced Stock Fund (a)	248,341	13,658,766
Fidelity Mega Cap Stock Fund (a)	1,161,468	20,348,923
Fidelity Overseas Fund (a)	879,020	43,766,387
Fidelity Pacific Basin Fund (a)	81,271	2,781,905
Fidelity Real Estate Investment Portfolio (a)	51,800	2,189,582
Fidelity Stock Selector All Cap Fund (a)	5,776,926	265,796,386
Fidelity Value Discovery Fund (a)	240,127	6,814,806
iShares S&P 500 Index ETF	27,645	7,548,467
TOTAL EQUITY FUNDS
(Cost $459,181,806)		482,629,337

Fixed-Income Funds - 12.7%
Fidelity Floating Rate High Income Fund (a)	576,986	5,533,293
Fidelity Inflation-Protected Bond Index Fund Institutional Class (a)	1,154,960	11,341,711
Fidelity Long-Term Treasury Bond Index Fund Institutional Class (a)	698,558	8,871,689
Fidelity U.S. Bond Index Fund Institutional Class (a)	3,969,164	44,613,398
TOTAL FIXED-INCOME FUNDS
(Cost $70,415,274)		70,360,091

Money Market Funds - 0.2%
Fidelity Cash Central Fund, 1.93% (b)	550,510	550,620
Fidelity Investments Money Market Government Portfolio Institutional Class 1.81% (a)(c)	331,578	331,578
TOTAL MONEY MARKET FUNDS
(Cost $882,198)		882,198
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.9% 9/20/18 (d)
(Cost $268,851)	270,000	268,874
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $530,748,129)		554,140,500
NET OTHER ASSETS (LIABILITIES) - 0.0%		(108,450)
NET ASSETS - 100%		$554,032,050

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	42	Sept. 2018	$4,106,340	$123,782	$123,781
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	23	Sept. 2018	1,222,795	79,512	79,512
TOTAL FUTURES CONTRACTS					$203,293

The notional amount of futures sold as a percentage of Net Assets is 1.0%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $268,874.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,262
Total	$12,262

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$--	$27,692,943	$27,922,295	$229,352	$--	$--	0.0%
Fidelity Consumer Staples Central Fund	--	15,299,989	15,429,457	129,468	--	--	0.0%
Fidelity Energy Central Fund	--	13,209,918	13,346,558	136,640	--	--	0.0%
Fidelity Financials Central Fund	--	40,267,335	40,471,405	204,070	--	--	0.0%
Fidelity Health Care Central Fund	--	35,171,979	35,288,177	116,198	--	--	0.0%
Fidelity Industrials Central Fund	--	26,520,581	26,786,958	266,377	--	--	0.0%
Fidelity Information Technology Central Fund	--	65,165,061	65,401,978	236,917	--	--	0.0%
Fidelity Materials Central Fund	--	7,976,736	8,058,793	82,057	--	--	0.0%
Fidelity Telecom Services Central Fund	--	3,705,101	3,759,136	54,035	--	--	0.0%
Fidelity Utilities Central Fund	--	6,416,927	6,498,005	81,078	--	--	0.0%
	$--	$241,426,570	$242,962,762	$1,536,192	$--	$--

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Air Transportation Portfolio	$2,070,849	$173,013	$2,020,421	$110,174	$(471)	$(222,970)	$--
Fidelity Banking Portfolio	4,912,947	540,522	5,063,228	373,452	2,570,062	(2,960,303)	--
Fidelity Biotechnology Portfolio	2,749,582	212,842	2,939,380	112,671	442,671	(465,715)	--
Fidelity Brokerage and Investment Management Portfolio	1,092,950	89,865	1,133,020	53,596	114,835	(164,630)	--
Fidelity Chemicals Portfolio	1,038,722	95,949	1,017,440	61,495	340,854	(458,085)	--
Fidelity Commodity Strategy Fund	5,177,087	1,834,604	2,531,878	--	(17,333)	(16,294)	4,446,186
Fidelity Construction and Housing Portfolio	1,541,447	118,051	1,468,365	71,533	(236,270)	45,137	--
Fidelity Consumer Discretionary Portfolio	21,631,752	1,440,713	23,291,655	370,571	7,523,616	(7,304,426)	--
Fidelity Consumer Staples Portfolio	15,802,762	1,552,390	15,488,896	945,147	1,801,483	(3,667,739)	--
Fidelity Contrafund	11,487,804	2,034,594	601,148	189,594	(637)	976,177	13,896,790
Fidelity Defense and Aerospace Portfolio	7,146,864	461,846	7,926,425	224,171	1,779,393	(1,461,678)	--
Fidelity Diversified International Fund	14,697,502	787,310	1,127,521	--	(28,830)	(347,853)	13,980,608
Fidelity Emerging Asia Fund	1,305,968	51,480	422,289	--	120,624	(158,627)	897,156
Fidelity Emerging Markets Discovery Fund	2,339,352	90,069	639,113	--	31,573	(127,000)	1,694,881
Fidelity Emerging Markets Fund	9,654,078	473,729	4,861,723	--	208,367	(476,675)	4,997,776
Fidelity Energy Portfolio	12,678,515	604,551	13,363,233	--	1,706,635	(1,626,468)	--
Fidelity Equity-Income Fund	12,252,712	2,399,223	301,268	354,102	(4,307)	(667,926)	13,678,434
Fidelity Europe Fund	5,584,434	300,721	425,120	--	18,555	(235,294)	5,243,296
Fidelity Financial Services Portfolio	25,342,798	1,801,790	26,209,229	623,314	5,601,829	(6,537,188)	--
Fidelity Floating Rate High Income Fund	7,552,468	3,119,845	5,131,022	114,338	126,857	(134,855)	5,533,293
Fidelity Focused High Income Fund	3,788	67	3,737	78	138	(256)	--
Fidelity Global Commodity Stock Fund	5,378,234	1,434,615	131,889	--	2,655	255,469	6,939,084
Fidelity Health Care Portfolio	26,796,811	2,371,140	30,066,931	1,022,096	7,969,544	(7,070,564)	--
Fidelity Industrial Equipment Portfolio	5,092,739	683,420	15,447	646,483	(769)	(337,637)	--
Fidelity Industrials Portfolio	9,805,105	1,319,064	15,349,169	631,020	4,289,358	(5,486,664)	--
Fidelity Inflation-Protected Bond Index Fund Institutional Class	2,591,763	8,779,736	157,777	10,187	(364)	128,353	11,341,711
Fidelity Insurance Portfolio	2,663,128	407,874	2,668,373	319,963	1,048,913	(1,451,542)	--
Fidelity International Capital Appreciation Fund	3,383,963	178,379	274,142	--	1,599	(26,452)	3,263,347
Fidelity International Discovery Fund	12,176,860	651,812	971,009	--	(17,178)	(337,856)	11,502,629
Fidelity International Enhanced Index Fund	11,318,749	607,645	952,779	--	(5,994)	(309,485)	10,658,136
Fidelity International Small Cap Fund	6,577,820	343,597	1,742,747	--	24,142	(142,776)	5,060,036
Fidelity International Small Cap Opportunities Fund	6,083,243	314,938	1,230,866	--	92,020	(59,462)	5,199,873
Fidelity International Value Fund	8,010,399	429,266	678,637	--	(2,618)	(356,131)	7,402,279
Fidelity Investments Money Market Government Portfolio Institutional Class 1.81%	--	6,628,427	6,296,849	14,740	--	--	331,578
Fidelity Japan Smaller Companies Fund	7,341,195	3,900,760	65,376	--	(55)	(312,920)	10,863,604
Fidelity Leisure Portfolio	1,481,606	125,730	1,517,973	81,025	(21,170)	(68,193)	--
Fidelity Long-Term Treasury Bond Index Fund Institutional Class	8,820,548	639,918	209,845	125,563	(2,533)	(376,399)	8,871,689
Fidelity Low-Priced Stock Fund	12,393,825	1,544,984	401,131	--	(109)	121,197	13,658,766
Fidelity Materials Portfolio	7,040,928	680,469	7,059,976	343,229	(697,971)	36,550	--
Fidelity Medical Equipment and Systems Portfolio	2,335,897	184,781	2,582,821	104,242	585,083	(522,940)	--
Fidelity Mega Cap Stock Fund	18,458,585	2,616,170	851,289	--	426	125,031	20,348,923
Fidelity Multimedia Portfolio	1,774,584	154,277	1,746,010	98,691	(103,320)	(79,531)	--
Fidelity Overseas Fund	54,118,389	2,960,314	12,485,789	--	1,708,241	(2,534,768)	43,766,387
Fidelity Pacific Basin Fund	2,990,711	157,207	265,399	--	(1,917)	(98,697)	2,781,905
Fidelity Real Estate Investment Portfolio	7,727,591	616,694	5,734,917	19,881	(627,058)	207,272	2,189,582
Fidelity Stock Selector All Cap Fund	--	264,575,905	4,262,623	--	(15,018)	5,498,122	265,796,386
Fidelity Technology Portfolio	59,231,269	8,819,692	65,939,940	6,229,852	16,280,622	(18,391,643)	--
Fidelity Telecommunications Portfolio	3,698,240	287,118	3,751,862	54,662	(299,467)	65,971	--
Fidelity Transportation Portfolio	1,555,377	121,101	1,529,528	73,518	181,085	(328,035)	--
Fidelity U.S. Bond Index Fund Institutional Class	37,856,867	8,834,872	951,143	533,007	(6,863)	(1,120,335)	44,613,398
Fidelity Utilities Portfolio	6,137,965	351,167	6,498,617	29,931	61,575	(52,090)	--
Fidelity Value Discovery Fund	6,214,544	872,512	150,585	--	(926)	(120,739)	6,814,806
	$505,121,316	$339,776,758	$292,507,550	$13,942,326	$52,541,577	$(59,159,562)	$545,772,539

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable. See the Notes to Financial Statements for additional details.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$482,629,337	$482,629,337	$--	$--
Fixed-Income Funds	70,360,091	70,360,091	--	--
Money Market Funds	882,198	882,198	--	--
Other Short-Term Investments and Net Other Assets	268,874	--	268,874	--
Total Investments in Securities:	$554,140,500	$553,871,626	$268,874	$--
Derivative Instruments:
Assets
Futures Contracts	$203,293	$203,293	$--	$--
Total Assets	$203,293	$203,293	$--	$--
Total Derivative Instruments:	$203,293	$203,293	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$203,293	$0
Total Equity Risk	203,293	0
Total Value of Derivatives	$203,293	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 85% Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $7,471,780)	$7,817,341
Fidelity Central Funds (cost $550,620)	550,620
Other affiliated issuers (cost $522,725,729)	545,772,539
Total Investment in Securities (cost $530,748,129)		$554,140,500
Receivable for investments sold		702,325
Receivable for fund shares sold		2,558
Dividends receivable		35,469
Distributions receivable from Fidelity Central Funds		524
Other receivables		466
Total assets		554,881,842
Liabilities
Payable for fund shares redeemed	$704,895
Accrued management fee	93,476
Distribution and service plan fees payable	4,316
Payable for daily variation margin on futures contracts	47,105
Total liabilities		849,792
Net Assets		$554,032,050
Net Assets consist of:
Paid in capital		$462,766,510
Undistributed net investment income		608,682
Accumulated undistributed net realized gain (loss) on investments		67,061,194
Net unrealized appreciation (depreciation) on investments		23,595,664
Net Assets		$554,032,050
Service Class:
Net Asset Value, offering price and redemption price per share ($1,071 ÷ 81 shares)		$13.22
Service Class 2:
Net Asset Value, offering price and redemption price per share ($34,166,969 ÷ 2,599,155 shares)		$13.15
Investor Class:
Net Asset Value, offering price and redemption price per share ($519,864,010 ÷ 39,301,461 shares)		$13.23

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$69,381
Affiliated issuers		1,125,649
Interest		1,503
Income from Fidelity Central Funds		12,262
Total income		1,208,795
Expenses
Management fee	$681,597
Distribution and service plan fees	42,690
Independent trustees' fees and expenses	1,159
Total expenses before reductions	725,446
Expense reductions	(155,386)
Total expenses after reductions		570,060
Net investment income (loss)		638,735
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	545,606
Fidelity Central Funds	1,536,192
Other affiliated issuers	52,541,577
Futures contracts	(53,901)
Capital gain distributions from underlying funds:
Affiliated issuers	12,816,677
Total net realized gain (loss)		67,386,151
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(289,566)
Affiliated issuers	(59,159,562)
Futures contracts	203,293
Total change in net unrealized appreciation (depreciation)		(59,245,835)
Net gain (loss)		8,140,316
Net increase (decrease) in net assets resulting from operations		$8,779,051

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$638,735	$3,835,244
Net realized gain (loss)	67,386,151	55,274,276
Change in net unrealized appreciation (depreciation)	(59,245,835)	38,870,529
Net increase (decrease) in net assets resulting from operations	8,779,051	97,980,049
Distributions to shareholders from net investment income	(221,852)	(3,643,445)
Distributions to shareholders from net realized gain	(48,696,408)	(4,663,732)
Total distributions	(48,918,260)	(8,307,177)
Share transactions - net increase (decrease)	67,798,540	4,657,475
Total increase (decrease) in net assets	27,659,331	94,330,347
Net Assets
Beginning of period	526,372,719	432,042,372
End of period	$554,032,050	$526,372,719
Other Information
Undistributed net investment income end of period	$608,682	$191,799

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP FundsManager 85% Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.30	$11.81	$11.87	$12.46	$12.07	$9.62
Income from Investment Operations
Net investment income (loss)A	.01	.11	.11	.09	.13	.11
Net realized and unrealized gain (loss)	.23	2.61	.48	(.03)	.51	2.57
Total from investment operations	.24	2.72	.59	.06	.64	2.68
Distributions from net investment income	(.01)	(.10)	(.11)	(.16)B	(.13)	(.10)
Distributions from net realized gain	(1.32)	(.13)	(.54)	(.49)B	(.13)	(.13)
Total distributions	(1.32)C	(.23)	(.65)	(.65)	(.25)D	(.23)
Net asset value, end of period	$13.22	$14.30	$11.81	$11.87	$12.46	$12.07
Total ReturnE,F,G	1.67%	23.05%	5.66%	.39%	5.29%	27.86%
Ratios to Average Net AssetsH,I,J
Expenses before reductions	.30%K	.36%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%K	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%K	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.16%K	.81%	.96%	.74%	1.04%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$1	$2	$8	$8	$8	$242
Portfolio turnover rateH,L	203%K	70%	59%	67%	72%	51%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $1.32 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $1.317 per share.

 D Total distributions of $.25 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.125 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 85% Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.24	$11.76	$11.83	$12.41	$12.03	$9.60
Income from Investment Operations
Net investment income (loss)A	.01	.09	.09	.07	.11	.09
Net realized and unrealized gain (loss)	.22	2.60	.47	(.01)	.50	2.55
Total from investment operations	.23	2.69	.56	.06	.61	2.64
Distributions from net investment income	(.01)	(.08)	(.09)	(.15)B	(.11)	(.09)
Distributions from net realized gain	(1.32)	(.13)	(.54)	(.49)B	(.13)	(.13)
Total distributions	(1.32)C	(.21)	(.63)	(.64)	(.23)D	(.21)E
Net asset value, end of period	$13.15	$14.24	$11.76	$11.83	$12.41	$12.03
Total ReturnF,G,H	1.61%	22.90%	5.47%	.35%	5.08%	27.54%
Ratios to Average Net AssetsI,J,K
Expenses before reductions	.50%L	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%L	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%L	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.09%L	.66%	.81%	.59%	.89%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$34,167	$33,540	$24,790	$10,346	$8,207	$6,862
Portfolio turnover rateI,M	203%L	70%	59%	67%	72%	51%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $1.32 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $1.317 per share.

 D Total distributions of $.23 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.126 per share.

 E Total distributions of $.21 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.128 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Amounts do not include the activity of the Underlying Funds.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 85% Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.31	$11.81	$11.87	$12.46	$12.07	$9.63
Income from Investment Operations
Net investment income (loss)A	.02	.11	.11	.09	.13	.11
Net realized and unrealized gain (loss)	.22	2.62	.48	(.03)	.51	2.56
Total from investment operations	.24	2.73	.59	.06	.64	2.67
Distributions from net investment income	(.01)	(.10)	(.11)	(.16)B	(.13)	(.10)
Distributions from net realized gain	(1.32)	(.13)	(.54)	(.49)B	(.13)	(.13)
Total distributions	(1.32)C	(.23)	(.65)	(.65)	(.25)D	(.23)
Net asset value, end of period	$13.23	$14.31	$11.81	$11.87	$12.46	$12.07
Total ReturnE,F,G	1.68%	23.13%	5.66%	.39%	5.29%	27.73%
Ratios to Average Net AssetsH,I,J
Expenses before reductions	.25%K	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%K	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%K	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.24%K	.81%	.96%	.74%	1.04%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$519,864	$492,831	$407,244	$399,068	$376,927	$325,256
Portfolio turnover rateH,L	203%K	70%	59%	67%	72%	51%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $1.32 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $1.317 per share.

 D Total distributions of $.25 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.126 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by the each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from Underlying Funds, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP FundsManager 20% Portfolio	$765,641,959	$13,023,020	$(7,046,110)	$5,976,910
VIP FundsManager 50% Portfolio	6,252,520,582	233,247,119	(75,726,653)	157,520,466
VIP FundsManager 60% Portfolio	5,813,406,048	285,761,144	(51,411,432)	234,349,712
VIP FundsManager 70% Portfolio	1,451,922,628	69,478,503	(10,516,391)	58,962,112
VIP FundsManager 85% Portfolio	530,918,117	27,318,399	(3,892,723)	23,425,676

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". Except for VIP Funds Manager 20% Portfolio, the notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Redemptions of Underlying Fund Shares.

Purchases and sales of securities, including in-kind transactions, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP FundsManager 20% Portfolio	296,592,914	299,712,500
VIP FundsManager 50% Portfolio	4,437,257,429	4,670,925,341
VIP FundsManager 60% Portfolio	4,775,553,119	4,987,269,625
VIP FundsManager 70% Portfolio	1,335,133,208	1,284,229,613
VIP FundsManager 85% Portfolio	581,203,328	548,798,655

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. For these services each Fund pays a monthly management fee to the investment adviser. The management fee is based on an annual rate of .25% of each fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

The investment adviser has contractually agreed to waive 0.05% of its management fee, thereby limiting each Fund's management fee to an annual rate of 0.20% of average net assets, until April 30, 2019.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding distribution and service plan fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class	Service Class 2	Total
VIP FundsManager 20% Portfolio	$29	$10,606	$10,635
VIP FundsManager 50% Portfolio	31	125,238	125,269
VIP FundsManager 60% Portfolio	28	738,709	738,737
VIP FundsManager 70% Portfolio	36	62,851	62,887
VIP FundsManager 85% Portfolio	1	42,689	42,690

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Consumer Discretionary Portfolio, Fidelity Consumer Staples Portfolio, Fidelity Energy Portfolio, Fidelity Financial Services Portfolio, Fidelity Health Care Portfolio, Fidelity Industrials Portfolio, Fidelity Materials Portfolio, Fidelity Real Estate Investment Portfolio, Fidelity Technology Portfolio, Fidelity Telecommunications Portfolio, Fidelity Utilities Portfolio (selected Underlying Funds) for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Consumer Discretionary Central Fund, Fidelity Consumer Staples Central Fund, Fidelity Energy Central Fund, Fidelity Financials Central Fund, Fidelity Health Care Central Fund, Fidelity Industrials Central Fund, Fidelity Information Technology Central Fund, Fidelity Materials Central Fund, Fidelity Telecom Services Central Fund, Fidelity Utilities Central Fund (selected Affiliated Central Funds) which are affiliated investment companies managed by FMR.

In addition, the investment adviser reallocated investments of the Fund. This involved taxable redemptions of the Funds' interest in the selected Affiliated Central Funds for investments and non-taxable exchanges of those investments for shares of Fidelity Stock Selector All Cap. Net realized gain (loss) on the redemptions of the selected Underlying Funds and Affiliated Central Funds in connection with the reallocation is included in the accompanying Statements of Operations as "Net realized gain (loss) on: Fidelity Central Funds and Other Affiliated issuers".

Details of these transactions with the related net gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated	Net realized Gain (Loss) on redemptions of selected Underlying Funds and Affiliated Central Funds
VIP FundsManager 20% Portfolio	$147,071,445	$12,809,582
VIP FundsManager 50% Portfolio	3,091,857,292	289,073,621
VIP FundsManager 60% Portfolio	3,568,089,514	562,952,084
VIP FundsManager 70% Portfolio	993,477,105	101,761,955
VIP FundsManager 85% Portfolio	453,153,954	45,157,797

7. Expense Reductions.

The investment adviser contractually agreed to limit each Funds' management fee to an annual rate of 0.20% of each Funds' average net assets until April 30, 2019. For the period, each Fund's management fees were reduced by the following amounts:

Management Fee Waiver
VIP FundsManager 20% Portfolio	$194,587
VIP FundsManager 50% Portfolio	1,645,437
VIP FundsManager 60% Portfolio	1,550,503
VIP FundsManager 70% Portfolio	374,170
VIP FundsManager 85% Portfolio	136,550

In addition, FMR has contractually agreed to reimburse 0.10% of class-level expenses for each Fund's Service Class and Service Class 2. During the period, this reimbursement reduced each Fund's Service Class and Service Class 2's expenses by the following amounts:

Reimbursement
VIP FundsManager 20% Portfolio
Service Class	$29
Service Class 2	4,242
VIP FundsManager 50% Portfolio
Service Class	31
Service Class 2	50,095
VIP FundsManager 60% Portfolio
Service Class	28
Service Class 2	295,484
VIP FundsManager 70% Portfolio
Service Class	36
Service Class 2	25,140
VIP FundsManager 85% Portfolio
Service Class	1
Service Class 2	17,076

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

VIP FundsManager 20% Portfolio	$1,118
VIP FundsManager 50% Portfolio	16,399
VIP FundsManager 60% Portfolio	15,539
VIP FundsManager 70% Portfolio	4,774
VIP FundsManager 85% Portfolio	1,759

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2018	Year ended December 31, 2017
VIP FundsManager 20% Portfolio
From net investment income
Service Class	$46	$766
Service Class 2	6,698	92,500
Investor Class	599,457	9,938,104
Total	$606,201	$10,031,370
From net realized gain
Service Class	$2,295	$346
Service Class 2	335,626	45,931
Investor Class	30,039,448	4,329,977
Total	$30,377,369	$4,376,254
VIP FundsManager 50% Portfolio
From net investment income
Service Class	$43	$731
Service Class 2	66,152	989,026
Investor Class	4,348,942	74,273,522
Total	$4,415,137	$75,263,279
From net realized gain
Service Class	$4,302	$393
Service Class 2	6,674,000	612,425
Investor Class	438,759,965	40,000,877
Total	$445,438,267	$40,613,695
VIP FundsManager 60% Portfolio
From net investment income
Service Class	$39	$649
Service Class 2	375,066	5,348,956
Investor Class	3,613,613	60,481,640
Total	$3,988,718	$65,831,245
From net realized gain
Service Class	$6,512	$1,287
Service Class 2	62,823,490	11,583,334
Investor Class	605,280,162	122,587,640
Total	$668,110,164	$134,172,261
VIP FundsManager 70% Portfolio
From net investment income
Service Class	$43	$662
Service Class 2	28,236	359,186
Investor Class	813,794	12,302,715
Total	$842,073	$12,662,563
From net realized gain
Service Class	$6,101	$506
Service Class 2	4,009,515	324,459
Investor Class	115,558,755	9,395,981
Total	$119,574,371	$9,720,946
VIP FundsManager 85% Portfolio
From net investment income
Service Class	$1	$13
Service Class 2	14,170	192,253
Investor Class	207,681	3,451,179
Total	$221,852	$3,643,445
From net realized gain
Service Class	$184	$18
Service Class 2	3,110,308	298,443
Investor Class	45,585,916	4,365,271
Total	$48,696,408	$4,663,732

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2018	Year endedDecember 31, 2017	Six months ended June 30, 2018	Year endedDecember 31, 2017
VIP FundsManager 20% Portfolio
Service Class
Shares sold	163	282	$1,836	$3,244
Reinvestment of distributions	4	96	47	1,112
Shares redeemed	(149)(a)	(724)	(1,678)(a)	(8,404)
Net increase (decrease)	18	(346)	$205	$(4,048)
Service Class 2
Shares sold	97,946	118,495	$1,117,889	$1,345,436
Reinvestment of distributions	30,924	12,043	342,324	138,431
Shares redeemed	(70,604)(a)	(108,177)	(795,455)(a)	(1,232,660)
Net increase (decrease)	58,266	22,361	$664,758	$251,207
Investor Class
Shares sold	2,304,743	5,096,986	$25,962,494	$58,749,629
Reinvestment of distributions	2,762,751	1,238,346	30,638,905	14,268,081
Shares redeemed	(3,526,363)(a)	(6,426,351)	(39,607,867)(a)	(72,859,123)
Net increase (decrease)	1,541,131	(91,019)	$16,993,532	$158,587
VIP FundsManager 50% Portfolio
Service Class
Shares sold	41	64	$531	$833
Reinvestment of distributions	5	83	62	1,124
Shares redeemed	(33)(a)	(584)	(421)(a)	(7,870)
Net increase (decrease)	13	(437)	$172	$(5,913)
Service Class 2
Shares sold	705,179	1,289,799	$9,064,201	$16,633,568
Reinvestment of distributions	534,509	119,256	6,740,152	1,601,451
Shares redeemed	(809,842)(a)	(1,515,620)	(10,470,472)(a)	(19,679,465)
Net increase (decrease)	429,846	(106,565)	$5,333,881	$(1,444,446)
Investor Class
Shares sold	3,335,593	6,677,690	$42,928,210	$86,961,201
Reinvestment of distributions	35,028,372	8,484,112	443,108,907	114,274,399
Shares redeemed	(30,693,501)(a)	(39,276,673)	(395,046,782)(a)	(509,832,605)
Net increase (decrease)	7,670,464	(24,114,871)	$90,990,335	$(308,597,005)
VIP FundsManager 60% Portfolio
Service Class
Shares sold	90	171	$1,076	$2,030
Reinvestment of distributions	11	162	128	1,936
Shares redeemed	(83)(a)	(838)	(960)(a)	(10,318)
Net increase (decrease)	18	(505)	$244	$(6,352)
Service Class 2
Shares sold	3,042,271	5,455,249	$35,293,065	$64,794,478
Reinvestment of distributions	5,637,694	1,415,209	63,198,556	16,932,290
Shares redeemed	(2,948,785)(a)	(6,007,106)	(34,360,084)(a)	(71,637,670)
Net increase (decrease)	5,731,180	863,352	$64,131,537	$10,089,098
Investor Class
Shares sold	3,684,207	5,362,355	$42,546,485	$64,258,948
Reinvestment of distributions	54,172,044	15,291,539	608,893,775	183,069,280
Shares redeemed	(32,852,993)(a)	(93,531,178)	(380,894,560)(a)	(1,104,750,276)
Net increase (decrease)	25,003,258	(72,877,284)	$270,545,700	$(857,422,048)
VIP FundsManager 70% Portfolio
Service Class
Shares sold	71	130	$957	$1,718
Reinvestment of distributions	3	84	33	1,168
Shares redeemed	(72)(a)	(736)	(957)(a)	(10,148)
Net increase (decrease)	2	(522)	$33	$(7,262)
Service Class 2
Shares sold	247,902	458,084	$3,300,817	$5,964,434
Reinvestment of distributions	310,357	49,096	4,037,751	683,645
Shares redeemed	(118,468)(a)	(229,488)	(1,584,252)(a)	(2,995,288)
Net increase (decrease)	439,791	277,692	$5,754,316	$3,652,791
Investor Class
Shares sold	3,842,864	9,314,585	$51,535,579	$123,018,642
Reinvestment of distributions	8,910,609	1,552,500	116,372,549	21,698,696
Shares redeemed	(2,588,257)(a)	(4,403,710)	(34,847,574)(a)	(57,832,076)
Net increase (decrease)	10,165,216	6,463,375	$133,060,554	$86,885,262
VIP FundsManager 85% Portfolio
Service Class
Shares sold	48	109	$672	$1,463
Reinvestment of distributions	14	2	185	31
Shares redeemed	(113)(a)	(680)	(1,501)(a)	(9,519)
Net increase (decrease)	(51)	(569)	$(644)	$(8,025)
Service Class 2
Shares sold	142,194	418,848	$1,919,990	$5,497,731
Reinvestment of distributions	236,882	34,579	3,124,478	490,696
Shares redeemed	(135,776)(a)	(205,975)	(1,815,398)(a)	(2,696,501)
Net increase (decrease)	243,300	247,452	$3,229,070	$3,291,926
Investor Class
Shares sold	2,362,239	2,659,836	$32,027,937	$35,473,379
Reinvestment of distributions	3,453,514	548,117	45,793,597	7,816,450
Shares redeemed	(959,337)(a)	(3,236,201)	(13,251,420)(a)	(41,916,255)
Net increase (decrease)	4,856,416	(28,248)	$64,570,114	$1,373,574

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details)

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	VIP FundsManager 50% Portfolio	VIP FundsManager 60% Portfolio
Fidelity Global Commodity Stock Fund	11%	10%
Fidelity Japan Smaller Companies Fund	–%	10%
Fidelity International Value Fund	11%	12%
Fidelity Stock Selector All Cap Fund	18%	20%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Global Commodity Stock Fund	26%
Fidelity Japan Smaller Companies Fund	24%
Fidelity International Value Fund	29%
Fidelity Stock Selector All Cap Fund	48%

In addition, at the end of the period the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10%, respectively, of the outstanding shares of the following Funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP FundsManager 20% Portfolio	98%	–	–%
VIP FundsManager 50% Portfolio	25%	1	68%
VIP FundsManager 60% Portfolio	33%	2	52%
VIP FundsManager 70% Portfolio	96%	–	–%
VIP FundsManager 85% Portfolio	93%	–	–%

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioA	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
VIP FundsManager 20% Portfolio
Service Class	.20%
Actual		$1,000.00	$998.50	$.99
Hypothetical-C		$1,000.00	$1,023.80	$1.00
Service Class 2.35%
Actual		$1,000.00	$997.60	$1.73
Hypothetical-C		$1,000.00	$1,023.06	$1.76
Investor Class	.20%
Actual		$1,000.00	$999.40	$.99
Hypothetical-C		$1,000.00	$1,023.80	$1.00
VIP FundsManager 50% Portfolio
Service Class	.20%
Actual		$1,000.00	$1,004.30	$.99
Hypothetical-C		$1,000.00	$1,023.80	$1.00
Service Class 2.35%
Actual		$1,000.00	$1,004.30	$1.74
Hypothetical-C		$1,000.00	$1,023.06	$1.76
Investor Class	.20%
Actual		$1,000.00	$1,005.10	$.99
Hypothetical-C		$1,000.00	$1,023.80	$1.00
VIP FundsManager 60% Portfolio
Service Class	.20%
Actual		$1,000.00	$1,007.90	$1.00
Hypothetical-C		$1,000.00	$1,023.80	$1.00
Service Class 2.35%
Actual		$1,000.00	$1,007.10	$1.74
Hypothetical-C		$1,000.00	$1,023.06	$1.76
Investor Class	.20%
Actual		$1,000.00	$1,007.00	$1.00
Hypothetical-C		$1,000.00	$1,023.80	$1.00
VIP FundsManager 70% Portfolio
Service Class	.20%
Actual		$1,000.00	$1,011.60	$1.00
Hypothetical-C		$1,000.00	$1,023.80	$1.00
Service Class 2.35%
Actual		$1,000.00	$1,010.20	$1.74
Hypothetical-C		$1,000.00	$1,023.06	$1.76
Investor Class	.20%
Actual		$1,000.00	$1,010.90	$1.00
Hypothetical-C		$1,000.00	$1,023.80	$1.00
VIP FundsManager 85% Portfolio
Service Class	.20%
Actual		$1,000.00	$1,016.70	1.00
Hypothetical-C		$1,000.00	$1,023.60	1.00
Service Class 2.35%
Actual		$1,000.00	$1,016.10	$1.75
Hypothetical-C		$1,000.00	$1,023.06	$1.76
Investor Class	.20%
Actual		$1,000.00	$1,016.80	$1.00
Hypothetical-C		$1,000.00	$1,023.80	$1.00

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Class' annualized expense ratio.

 C 5% return per year before expenses

VIPFM-SANN-0818
1.833444.112

Fidelity® Variable Insurance Products: Asset Manager: Growth Portfolio Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of June 30, 2018

% of fund's net assets
Microsoft Corp.	1.6
Amazon.com, Inc.	1.0
NVIDIA Corp.	0.7
UnitedHealth Group, Inc.	0.7
Becton, Dickinson & Co.	0.6
Boston Scientific Corp.	0.5
Adobe Systems, Inc.	0.4
Alibaba Group Holding Ltd. sponsored ADR	0.4
Parametric Technology Corp.	0.4
Salesforce.com, Inc.	0.4
6.7

Top Market Sectors as of June 30, 2018

(stocks only)	% of fund's net assets
Information Technology	13.8
Financials	10.5
Consumer Discretionary	8.6
Health Care	8.4
Industrials	6.7
Consumer Staples	4.5
Energy	4.2
Materials	2.8
Real Estate	2.7

Asset Allocation (% of fund's net assets)

As of June 30, 2018*
Stock Class and Equity Futures**	74.8%
Bond Class	23.3%
Short-Term Class	1.9%

 * Foreign investments - 24.6%

 ** Includes investment in Fidelity® Commodity Strategy Central Fund of 1.7%

Asset allocations in the pie chart reflects the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at institutional.fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.86% to 1.9% 8/9/18 to 9/20/18 (a)
(Cost $368,960)	370,000	368,997
	Shares	Value

Fixed-Income Funds - 25.9%
Fidelity Emerging Markets Debt Central Fund (b)	114,663	$1,076,688
Fidelity Floating Rate Central Fund (b)	21,740	2,234,230
Fidelity High Income Central Fund 1 (b)	36,931	3,450,126
Fidelity Inflation-Protected Bond Index Central Fund (b)	92,321	9,292,109
Fidelity International Credit Central Fund (b)	14,063	1,373,147
Fidelity VIP Investment Grade Central Fund (b)	369,179	37,844,541
iShares 20+ Year Treasury Bond ETF	32,390	3,942,511
TOTAL FIXED-INCOME FUNDS
(Cost $58,720,941)		59,213,352

Money Market Funds - 0.2%
Fidelity Cash Central Fund, 1.93% (c)	324,585	324,650
Fidelity Money Market Central Fund, 2.29% (c)	149,393	149,408
TOTAL MONEY MARKET FUNDS
(Cost $474,044)		474,058

Equity Funds - 73.8%
Domestic Equity Funds - 55.8%
Fidelity Commodity Strategy Central Fund (b)	570,154	3,911,257
Fidelity Consumer Discretionary Central Fund (b)	37,639	12,351,256
Fidelity Consumer Staples Central Fund (b)	33,700	6,762,504
Fidelity Energy Central Fund (b)	49,591	6,796,892
Fidelity Financials Central Fund (b)	200,011	20,805,152
Fidelity Health Care Central Fund (b)	38,051	16,511,583
Fidelity Industrials Central Fund (b)	38,193	10,854,186
Fidelity Information Technology Central Fund (b)	63,173	29,729,219
Fidelity Materials Central Fund (b)	13,097	3,260,934
Fidelity Real Estate Equity Central Fund (b)	8,972	984,155
Fidelity Telecom Services Central Fund (b)	12,131	2,106,763
Fidelity Utilities Central Fund (b)	18,665	3,487,937
iShares S&P 500 Index ETF	36,995	10,101,485

TOTAL DOMESTIC EQUITY FUNDS		127,663,323

International Equity Funds - 18.0%
Fidelity Emerging Markets Equity Central Fund (b)	33,554	7,741,330
Fidelity International Equity Central Fund (b)	353,012	29,716,512
iShares Core MSCI Emerging Markets ETF	10,386	545,369
iShares MSCI Japan ETF	54,109	3,133,452

TOTAL INTERNATIONAL EQUITY FUNDS		41,136,663

TOTAL EQUITY FUNDS
(Cost $144,004,274)		168,799,986
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $203,568,219)		228,856,393
NET OTHER ASSETS (LIABILITIES) - 0.0%		(54,531)
NET ASSETS - 100%		$228,801,862

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	75	Sept. 2018	$7,332,750	$221,039	$221,039

The notional amount of futures sold as a percentage of Net Assets is 3.2%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $368,997.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$25,598
Fidelity Commodity Strategy Central Fund	0
Fidelity Consumer Discretionary Central Fund	38,530
Fidelity Consumer Staples Central Fund	59,698
Fidelity Emerging Markets Debt Central Fund	29,633
Fidelity Emerging Markets Equity Central Fund	54,163
Fidelity Energy Central Fund	30,005
Fidelity Financials Central Fund	122,713
Fidelity Floating Rate Central Fund	55,366
Fidelity Health Care Central Fund	65,538
Fidelity High Income Central Fund 1	111,607
Fidelity Industrials Central Fund	58,124
Fidelity Inflation-Protected Bond Index Central Fund	14,039
Fidelity Information Technology Central Fund	77,506
Fidelity International Credit Central Fund	0
Fidelity International Equity Central Fund	466,591
Fidelity Materials Central Fund	23,827
Fidelity Money Market Central Fund	14,876
Fidelity Real Estate Equity Central Fund	5,691
Fidelity Securities Lending Cash Central Fund	555
Fidelity Telecom Services Central Fund	27,325
Fidelity Utilities Central Fund	27,432
Fidelity VIP Investment Grade Central Fund	514,845
Total	$1,823,662

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$4,618,829	$198,354	$930,479	$14,908	$9,645	$3,911,257	0.7%
Fidelity Consumer Discretionary Central Fund	11,085,370	766,986	607,485	10,273	1,096,112	12,351,256	0.5%
Fidelity Consumer Staples Central Fund	7,114,905	681,480	363,381	(7,576)	(662,924)	6,762,504	0.5%
Fidelity Emerging Markets Debt Central Fund	1,152,461	63,764	57,315	(854)	(81,368)	1,076,688	0.8%
Fidelity Emerging Markets Equity Central Fund	8,905,698	353,664	866,426	18,918	(670,524)	7,741,330	1.1%
Fidelity Energy Central Fund	6,081,328	594,184	322,151	62	443,469	6,796,892	0.5%
Fidelity Financials Central Fund	20,492,187	2,059,787	1,111,259	(5,776)	(629,787)	20,805,152	0.6%
Fidelity Floating Rate Central Fund	2,229,350	127,035	117,968	(289)	(3,898)	2,234,230	0.1%
Fidelity Health Care Central Fund	14,107,635	1,315,737	791,317	5,931	1,873,597	16,511,583	0.5%
Fidelity High Income Central Fund 1	4,328,513	416,007	1,170,454	109,794	(233,734)	3,450,126	0.9%
Fidelity Industrials Central Fund	10,645,928	1,236,921	604,033	(3,936)	(420,694)	10,854,186	0.5%
Fidelity Inflation-Protected Bond Index Central Fund	7,620,576	2,079,702	423,046	(721)	15,598	9,292,109	0.8%
Fidelity Information Technology Central Fund	25,074,285	3,303,483	1,505,928	2,029	2,855,350	29,729,219	0.5%
Fidelity International Credit Central Fund	--	1,382,016	8,034	(8)	(827)	1,373,147	0.8%
Fidelity International Equity Central Fund	35,274,088	1,489,798	5,578,908	397,769	(1,866,235)	29,716,512	1.1%
Fidelity Materials Central Fund	3,266,226	343,585	180,534	(1,865)	(166,478)	3,260,934	0.6%
Fidelity Real Estate Equity Central Fund	1,040,939	34,422	95,972	(1,617)	6,383	984,155	0.8%
Fidelity Telecom Services Central Fund	2,102,367	224,808	115,766	(1,496)	(103,150)	2,106,763	0.6%
Fidelity Utilities Central Fund	3,084,957	326,148	169,975	722	246,085	3,487,937	0.6%
Fidelity VIP Investment Grade Central Fund	39,083,985	5,967,539	6,179,062	(107,537)	(920,384)	37,844,541	0.7%
Total	$207,309,627	$22,965,420	$21,199,493	$428,731	$786,236	$210,290,521

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$368,997	$--	$368,997	$--
Fixed-Income Funds	59,213,352	59,213,352	--	--
Money Market Funds	474,058	474,058	--	--
Equity Funds	168,799,986	168,799,986	--	--
Total Investments in Securities:	$228,856,393	$228,487,396	$368,997	$--
Derivative Instruments:
Assets
Futures Contracts	$221,039	$221,039	$--	$--
Total Assets	$221,039	$221,039	$--	$--
Total Derivative Instruments:	$221,039	$221,039	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$221,039	$0
Total Equity Risk	221,039	0
Total Value of Derivatives	$221,039	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets (Unaudited) is as follows. The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

U.S. Government and U.S. Government Agency Obligations	15.0%
AAA,AA,A	1.2%
BBB	3.9%
BB	2.4%
B	1.4%
CCC,CC,C	0.3%
Not Rated	1.7%
Equities	73.1%
Short-Term Investments and Net Other Assets	1.0%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	75.4%
Japan	3.3%
United Kingdom	3.1%
Cayman Islands	1.9%
Canada	1.7%
Netherlands	1.5%
Germany	1.5%
France	1.4%
Others (Individually Less Than 1%)	10.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $17,430,992)	$18,091,814
Fidelity Central Funds (cost $186,137,227)	210,764,579
Total Investment in Securities (cost $203,568,219)		$228,856,393
Cash		47
Receivable for investments sold		41,484
Receivable for fund shares sold		83,147
Dividends receivable		49,783
Distributions receivable from Fidelity Central Funds		344
Other receivables		607
Total assets		229,031,805
Liabilities
Payable for fund shares redeemed	$26,368
Accrued management fee	104,255
Transfer agent fee payable	20,573
Distribution and service plan fees payable	1,036
Payable for daily variation margin on futures contracts	46,125
Other affiliated payables	9,493
Other payables and accrued expenses	22,093
Total liabilities		229,943
Net Assets		$228,801,862
Net Assets consist of:
Paid in capital		$200,268,461
Undistributed net investment income		1,129,985
Accumulated undistributed net realized gain (loss) on investments		1,894,126
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		25,509,290
Net Assets		$228,801,862
Initial Class:
Net Asset Value, offering price and redemption price per share ($102,886,846 ÷ 5,480,866 shares)		$18.77
Service Class:
Net Asset Value, offering price and redemption price per share ($2,904,483 ÷ 156,019 shares)		$18.62
Service Class 2:
Net Asset Value, offering price and redemption price per share ($3,640,260 ÷ 196,940 shares)		$18.48
Investor Class:
Net Asset Value, offering price and redemption price per share ($119,370,273 ÷ 6,399,841 shares)		$18.65

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends		$150,025
Interest		1,242
Income from Fidelity Central Funds		1,823,662
Total income		1,974,929
Expenses
Management fee	$623,845
Transfer agent fees	121,315
Distribution and service plan fees	6,221
Accounting and security lending fees	56,843
Custodian fees and expenses	680
Independent trustees' fees and expenses	489
Audit	33,993
Legal	3,631
Miscellaneous	736
Total expenses before reductions	847,753
Expense reductions	(2,615)
Total expenses after reductions		845,138
Net investment income (loss)		1,129,791
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	804,331
Fidelity Central Funds	433,674
Futures contracts	93,782
Total net realized gain (loss)		1,331,787
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(934,090)
Fidelity Central Funds	786,183
Assets and liabilities in foreign currencies	(66)
Futures contracts	205,616
Total change in net unrealized appreciation (depreciation)		57,643
Net gain (loss)		1,389,430
Net increase (decrease) in net assets resulting from operations		$2,519,221

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,129,791	$2,770,748
Net realized gain (loss)	1,331,787	12,409,284
Change in net unrealized appreciation (depreciation)	57,643	21,813,931
Net increase (decrease) in net assets resulting from operations	2,519,221	36,993,963
Distributions to shareholders from net investment income	(65,340)	(2,705,207)
Distributions to shareholders from net realized gain	(7,589,655)	(28,042,611)
Total distributions	(7,654,995)	(30,747,818)
Share transactions - net increase (decrease)	3,845,084	19,986,287
Total increase (decrease) in net assets	(1,290,690)	26,232,432
Net Assets
Beginning of period	230,092,552	203,860,120
End of period	$228,801,862	$230,092,552
Other Information
Undistributed net investment income end of period	$1,129,985	$65,534

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Asset Manager: Growth Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.21	$18.81	$18.90	$19.15	$18.30	$15.14
Income from Investment Operations
Net investment income (loss)A	.10	.25	.24	.27	.23	.17
Net realized and unrealized gain (loss)	.10	2.97	.20	(.27)	.85	3.22
Total from investment operations	.20	3.22	.44	.00	1.08	3.39
Distributions from net investment income	(.01)	(.24)	(.26)	(.24)	(.21)	(.18)
Distributions from net realized gain	(.63)	(2.58)	(.26)	(.01)	(.02)	(.05)
Total distributions	(.64)	(2.82)	(.53)B	(.25)	(.23)	(.23)
Net asset value, end of period	$18.77	$19.21	$18.81	$18.90	$19.15	$18.30
Total ReturnC,D,E	1.15%	18.73%	2.52%	.03%	5.87%	22.41%
Ratios to Average Net AssetsF,G
Expenses before reductions	.69%H	.69%	.71%	.70%	.70%	.72%
Expenses net of fee waivers, if any	.69%H	.69%	.71%	.70%	.70%	.71%
Expenses net of all reductions	.69%H	.69%	.70%	.69%	.70%	.71%
Net investment income (loss)	1.02%H	1.32%	1.31%	1.37%	1.19%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$102,887	$106,903	$99,882	$108,324	$122,484	$127,423
Portfolio turnover rateI	23%H	29%	142%	49%	38%	52%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.53 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $.264 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager: Growth Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.07	$18.68	$18.79	$19.03	$18.19	$15.04
Income from Investment Operations
Net investment income (loss)A	.09	.23	.22	.25	.21	.16
Net realized and unrealized gain (loss)	.10	2.96	.18	(.26)	.84	3.19
Total from investment operations	.19	3.19	.40	(.01)	1.05	3.35
Distributions from net investment income	(.01)	(.22)	(.25)	(.22)	(.19)	(.15)
Distributions from net realized gain	(.63)	(2.58)	(.26)	(.01)	(.02)	(.05)
Total distributions	(.64)	(2.80)	(.51)	(.23)	(.21)	(.20)
Net asset value, end of period	$18.62	$19.07	$18.68	$18.79	$19.03	$18.19
Total ReturnB,C,D	1.10%	18.70%	2.34%	(.03)%	5.75%	22.34%
Ratios to Average Net AssetsE,F
Expenses before reductions	.79%G	.79%	.81%	.80%	.80%	.82%
Expenses net of fee waivers, if any	.79%G	.79%	.81%	.80%	.80%	.82%
Expenses net of all reductions	.79%G	.79%	.80%	.79%	.80%	.81%
Net investment income (loss)	.92%G	1.22%	1.21%	1.27%	1.09%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$2,904	$3,018	$2,698	$2,877	$3,265	$3,191
Portfolio turnover rateH	23%G	29%	142%	49%	38%	52%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager: Growth Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.95	$18.58	$18.70	$18.94	$18.10	$14.97
Income from Investment Operations
Net investment income (loss)A	.07	.20	.19	.21	.17	.12
Net realized and unrealized gain (loss)	.10	2.94	.18	(.25)	.84	3.18
Total from investment operations	.17	3.14	.37	(.04)	1.01	3.30
Distributions from net investment income	(.01)	(.20)	(.23)	(.19)	(.15)	(.12)
Distributions from net realized gain	(.63)	(2.57)	(.26)	(.01)	(.02)	(.05)
Total distributions	(.64)	(2.77)	(.49)	(.20)	(.17)	(.17)
Net asset value, end of period	$18.48	$18.95	$18.58	$18.70	$18.94	$18.10
Total ReturnB,C,D	1.00%	18.49%	2.18%	(.18)%	5.55%	22.09%
Ratios to Average Net AssetsE,F
Expenses before reductions	.94%G	.94%	.96%	.96%	1.01%	1.03%
Expenses net of fee waivers, if any	.94%G	.94%	.96%	.96%	1.01%	1.02%
Expenses net of all reductions	.94%G	.94%	.95%	.95%	1.00%	1.02%
Net investment income (loss)	.77%G	1.07%	1.06%	1.11%	.88%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$3,640	$3,755	$3,425	$3,533	$3,573	$3,626
Portfolio turnover rateH	23%G	29%	142%	49%	38%	52%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager: Growth Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.10	$18.71	$18.82	$19.06	$18.22	$15.08
Income from Investment Operations
Net investment income (loss)A	.09	.23	.22	.25	.21	.16
Net realized and unrealized gain (loss)	.10	2.97	.18	(.25)	.85	3.20
Total from investment operations	.19	3.20	.40	–	1.06	3.36
Distributions from net investment income	(.01)	(.23)	(.25)	(.23)	(.20)	(.17)
Distributions from net realized gain	(.63)	(2.58)	(.26)	(.01)	(.02)	(.05)
Total distributions	(.64)	(2.81)	(.51)	(.24)	(.22)	(.22)
Net asset value, end of period	$18.65	$19.10	$18.71	$18.82	$19.06	$18.22
Total ReturnB,C,D	1.10%	18.68%	2.35%	.01%	5.79%	22.30%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%G	.77%	.79%	.78%	.78%	.80%
Expenses net of fee waivers, if any	.77%G	.77%	.79%	.78%	.78%	.80%
Expenses net of all reductions	.76%G	.77%	.79%	.77%	.78%	.79%
Net investment income (loss)	.95%G	1.24%	1.23%	1.29%	1.11%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$119,370	$116,417	$97,855	$106,942	$86,687	$58,295
Portfolio turnover rateH	23%G	29%	142%	49%	38%	52%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

VIP Asset Manager: Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	.05%
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Restricted Securities	Less than .005% to .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures	.07%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	.05%
Fidelity High Income Central Fund 1	FMRC	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity VIP Investment Grade Central Fund	FIMM	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swaps	Less than .005%
Fidelity International Credit Central Fund	FMRC	Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.	Foreign Securities Forward Foreign Currency Contracts Futures Options Restricted Securities Swaps	.01%
Fidelity Money Market Central Funds	FIMM	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at institutional.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2018, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures contracts, foreign currency transactions, market discount, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$27,919,142
Gross unrealized depreciation	(1,328,304)
Net unrealized appreciation (depreciation)	$26,590,838
Tax cost	$202,486,594

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, aggregated $28,276,115 and $26,512,064, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$1,480
Service Class 2	4,741
$6,221

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .15% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$33,896
Service Class	953
Service Class 2	1,221
Investor Class	85,245
$121,315

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $327 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $555. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,358 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $117.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,140.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2018	Year ended December 31, 2017
From net investment income
Initial Class	$32,907	$1,291,934
Service Class	776	34,278
Service Class 2	988	37,438
Investor Class	30,669	1,341,557
Total	$65,340	$2,705,207
From net realized gain
Initial Class	$3,477,135	$13,574,774
Service Class	98,436	360,108
Service Class 2	125,308	472,265
Investor Class	3,888,776	13,635,464
Total	$7,589,655	$28,042,611

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2018	Year ended December 31, 2017	Six months ended June 30, 2018	Year ended December 31, 2017
Initial Class
Shares sold	56,718	144,059	$1,078,129	$2,698,610
Reinvestment of distributions	192,965	833,733	3,510,042	14,866,708
Shares redeemed	(332,643)	(724,915)	(6,311,054)	(13,492,453)
Net increase (decrease)	(82,960)	252,877	$(1,722,883)	$4,072,865
Service Class
Shares sold	562	13,458	$10,728	$257,481
Reinvestment of distributions	5,497	22,262	99,212	394,386
Shares redeemed	(8,295)	(21,883)	(156,021)	(404,975)
Net increase (decrease)	(2,236)	13,837	$(46,081)	$246,892
Service Class 2
Shares sold	15,759	16,878	$295,422	$308,125
Reinvestment of distributions	7,044	29,002	126,296	509,703
Shares redeemed	(24,023)	(32,013)	(449,976)	(580,303)
Net increase (decrease)	(1,220)	13,867	$(28,258)	$237,525
Investor Class
Shares sold	388,057	799,928	$7,371,588	$14,686,256
Reinvestment of distributions	216,783	843,432	3,919,445	14,977,021
Shares redeemed	(299,561)	(778,009)	(5,648,727)	(14,234,272)
Net increase (decrease)	305,279	865,351	$5,642,306	$15,429,005

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 86% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Initial Class	.69%
Actual		$1,000.00	$1,011.50	$3.44
Hypothetical-C		$1,000.00	$1,021.37	$3.46
Service Class	.79%
Actual		$1,000.00	$1,011.00	$3.94
Hypothetical-C		$1,000.00	$1,020.88	$3.96
Service Class 2.94%
Actual		$1,000.00	$1,010.00	$4.68
Hypothetical-C		$1,000.00	$1,020.13	$4.71
Investor Class	.77%
Actual		$1,000.00	$1,011.00	$3.84
Hypothetical-C		$1,000.00	$1,020.98	$3.86

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .07%.

 C 5% return per year before expenses

VIPAMG-SANN-0818
1.705700.120

Fidelity® Variable Insurance Products: Investment Grade Bond Portfolio Semi-Annual Report June 30, 2018

VIP Investment Grade Bond Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Fidelity® VIP Investment Grade Central Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

VIP Investment Grade Bond Portfolio

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of June 30, 2018
U.S. Government and U.S. Government Agency Obligations	63.9%
AAA	0.2%
AA	0.7%
A	6.2%
BBB	19.2%
BB and Below	7.7%
Not Rated	0.3%
Short-Term Investments and Net Other Assets	1.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition. The information in the above tables is based on the combined investments of the Fund and its pro-rata share of investments of Fidelity's fixed-income central funds.

Asset Allocation (% of fund's net assets)

As of June 30, 2018*,**
Corporate Bonds	30.4%
U.S. Government and U.S. Government Agency Obligations	63.9%
Asset-Backed Securities	0.8%
CMOs and Other Mortgage Related Securities	0.5%
Municipal Bonds	1.6%
Other Investments	1.0%
Short-Term Investments and Net Other Assets (Liabilities)	1.8%

 * Foreign investments - 7.1%

 ** Futures and Swaps - 0.0%

The information in the above table is based on the combined investments of the Fund and its pro rata share of the investments of Fidelity's fixed-income central funds. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at institutional.fidelity.com. Fidelity VIP Investment Grade Central Fund's holdings and financial statements are included at the end of this report.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

VIP Investment Grade Bond Portfolio

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 1.5%
	Principal Amount	Value
U.S. Treasury Inflation-Protected Obligations - 0.3%
U.S. Treasury Inflation-Indexed Bonds 1% 2/15/46	10,574,000	10,898,731
U.S. Treasury Obligations - 1.2%
U.S. Treasury Bonds:
2.75% 11/15/47	$5,817,000	$5,544,555
3% 2/15/47	7,756,000	7,776,299
U.S. Treasury Notes:
1.625% 5/31/23	4,186,000	3,972,776
1.625% 5/15/26	35,200,000	32,194,250

TOTAL U.S. TREASURY OBLIGATIONS		49,487,880

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $60,480,974)		60,386,611
	Shares	Value

Fixed-Income Funds - 98.4%
Fidelity Specialized High Income Central Fund (a)	1,044,103	$103,021,596
Fidelity VIP Investment Grade Central Fund (a)(b)	37,654,128	3,859,924,680
TOTAL FIXED-INCOME FUNDS
(Cost $4,024,611,712)		3,962,946,276

Money Market Funds - 0.3%
Fidelity Cash Central Fund, 1.93% (c)
(Cost $11,111,525)	11,109,518	11,111,739
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $4,096,204,211)		4,034,444,626
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(9,458,596)
NET ASSETS - 100%		$4,024,986,030

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated central fund that is available only to investment companies and other accounts managed by Fidelity Investments. Fidelity VIP Investment Grade Central Fund's investments and financial statements are included at the end of this report as an attachment.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$115,499
Fidelity Specialized High Income Central Fund	2,663,345
Fidelity VIP Investment Grade Central Fund	54,134,711
Total	$56,913,555

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$104,165,619	$2,663,408	$--	$--	$(3,807,431)	$103,021,596	14.7%
Fidelity VIP Investment Grade Central Fund	4,009,235,812	81,123,036	125,000,000	(3,760,868)	(101,673,300)	3,859,924,680	70.2%
Total	$4,113,401,431	$83,786,444	$125,000,000	$(3,760,868)	$(105,480,731)	$3,962,946,276

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$60,386,611	$--	$60,386,611	$--
Fixed-Income Funds	3,962,946,276	3,962,946,276	--	--
Money Market Funds	11,111,739	11,111,739	--	--
Total Investments in Securities:	$4,034,444,626	$3,974,058,015	$60,386,611	$--

See accompanying notes which are an integral part of the financial statements.

VIP Investment Grade Bond Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $60,480,974)	$60,386,611
Fidelity Central Funds (cost $4,035,723,237)	3,974,058,015
Total Investment in Securities (cost $4,096,204,211)		$4,034,444,626
Receivable for investments sold		65,000,000
Receivable for fund shares sold		637,735
Interest receivable		226,388
Distributions receivable from Fidelity Central Funds		29,755
Total assets		4,100,338,504
Liabilities
Payable for fund shares redeemed	$73,563,655
Accrued management fee	1,043,871
Distribution and service plan fees payable	365,182
Other affiliated payables	354,378
Other payables and accrued expenses	25,388
Total liabilities		75,352,474
Net Assets		$4,024,986,030
Net Assets consist of:
Paid in capital		$4,048,818,059
Undistributed net investment income		47,169,680
Accumulated undistributed net realized gain (loss) on investments		(9,242,124)
Net unrealized appreciation (depreciation) on investments		(61,759,585)
Net Assets		$4,024,986,030
Initial Class:
Net Asset Value, offering price and redemption price per share ($980,038,320 ÷ 78,491,096 shares)		$12.49
Service Class:
Net Asset Value, offering price and redemption price per share ($579,766,783 ÷ 46,972,558 shares)		$12.34
Service Class 2:
Net Asset Value, offering price and redemption price per share ($1,519,641,358 ÷ 124,891,128 shares)		$12.17
Investor Class:
Net Asset Value, offering price and redemption price per share ($945,539,569 ÷ 76,033,784 shares)		$12.44

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Interest		$994,491
Income from Fidelity Central Funds		56,913,555
Total income		57,908,046
Expenses
Management fee	$6,327,132
Transfer agent fees	1,577,845
Distribution and service plan fees	2,193,954
Accounting fees and expenses	568,373
Custodian fees and expenses	7,076
Independent trustees' fees and expenses	8,948
Registration fees	11,777
Audit	25,016
Legal	1,554
Miscellaneous	16,511
Total expenses before reductions	10,738,186
Expense reductions	(12,789)
Total expenses after reductions		10,725,397
Net investment income (loss)		47,182,649
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(464,734)
Fidelity Central Funds	(3,760,868)
Total net realized gain (loss)		(4,225,602)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,672,125)
Fidelity Central Funds	(105,480,731)
Total change in net unrealized appreciation (depreciation)		(107,152,856)
Net gain (loss)		(111,378,458)
Net increase (decrease) in net assets resulting from operations		$(64,195,809)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$47,182,649	$97,964,278
Net realized gain (loss)	(4,225,602)	21,605,619
Change in net unrealized appreciation (depreciation)	(107,152,856)	40,386,984
Net increase (decrease) in net assets resulting from operations	(64,195,809)	159,956,881
Distributions to shareholders from net investment income	(15,645,872)	(96,951,660)
Distributions to shareholders from net realized gain	(25,839,179)	(17,412,901)
Total distributions	(41,485,051)	(114,364,561)
Share transactions - net increase (decrease)	(71,582,618)	364,622,194
Total increase (decrease) in net assets	(177,263,478)	410,214,514
Net Assets
Beginning of period	4,202,249,508	3,792,034,994
End of period	$4,024,986,030	$4,202,249,508
Other Information
Undistributed net investment income end of period	$47,169,680	$15,632,903

See accompanying notes which are an integral part of the financial statements.

VIP Investment Grade Bond Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.80	$12.64	$12.37	$12.79	$12.36	$13.06
Income from Investment Operations
Net investment income (loss)A	.150	.325	.344	.345	.327	.295
Net realized and unrealized gain (loss)	(.334)	.204	.240	(.419)	.392	(.526)
Total from investment operations	(.184)	.529	.584	(.074)	.719	(.231)
Distributions from net investment income	(.049)	(.312)	(.308)	(.336)	(.284)	(.310)
Distributions from net realized gain	(.077)	(.057)	(.006)	(.010)	(.005)	(.159)
Total distributions	(.126)	(.369)	(.314)	(.346)	(.289)	(.469)
Net asset value, end of period	$12.49	$12.80	$12.64	$12.37	$12.79	$12.36
Total ReturnB,C,D	(1.43)%	4.22%	4.74%	(.60)%	5.83%	(1.78)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.41%G	.41%	.41%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.41%G	.41%	.41%	.42%	.42%	.42%
Expenses net of all reductions	.41%G	.41%	.41%	.42%	.42%	.42%
Net investment income (loss)	2.41%G	2.53%	2.67%	2.69%	2.56%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$980,038	$1,069,371	$1,023,875	$1,052,893	$1,081,564	$981,378
Portfolio turnover rateH	9%G	6%	11%	9%	7%	4%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Investment Grade Bond Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.66	$12.50	$12.24	$12.66	$12.24	$12.94
Income from Investment Operations
Net investment income (loss)A	.142	.309	.328	.329	.312	.280
Net realized and unrealized gain (loss)	(.338)	.207	.236	(.416)	.391	(.523)
Total from investment operations	(.196)	.516	.564	(.087)	.703	(.243)
Distributions from net investment income	(.047)	(.299)	(.298)	(.323)	(.278)	(.298)
Distributions from net realized gain	(.077)	(.057)	(.006)	(.010)	(.005)	(.159)
Total distributions	(.124)	(.356)	(.304)	(.333)	(.283)	(.457)
Net asset value, end of period	$12.34	$12.66	$12.50	$12.24	$12.66	$12.24
Total ReturnB,C,D	(1.54)%	4.16%	4.63%	(.71)%	5.75%	(1.89)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.51%G	.51%	.51%	.52%	.52%	.52%
Expenses net of fee waivers, if any	.51%G	.51%	.51%	.52%	.52%	.52%
Expenses net of all reductions	.51%G	.51%	.51%	.52%	.52%	.52%
Net investment income (loss)	2.31%G	2.43%	2.57%	2.60%	2.46%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$579,767	$587,652	$541,803	$520,000	$432,656	$265,505
Portfolio turnover rateH	9%G	6%	11%	9%	7%	4%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Investment Grade Bond Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.49	$12.34	$12.09	$12.51	$12.10	$12.79
Income from Investment Operations
Net investment income (loss)A	.131	.286	.304	.306	.289	.257
Net realized and unrealized gain (loss)	(.330)	.203	.235	(.410)	.379	(.510)
Total from investment operations	(.199)	.489	.539	(.104)	.668	(.253)
Distributions from net investment income	(.044)	(.282)	(.283)	(.306)	(.253)	(.278)
Distributions from net realized gain	(.077)	(.057)	(.006)	(.010)	(.005)	(.159)
Total distributions	(.121)	(.339)	(.289)	(.316)	(.258)	(.437)
Net asset value, end of period	$12.17	$12.49	$12.34	$12.09	$12.51	$12.10
Total ReturnB,C,D	(1.59)%	3.99%	4.48%	(.85)%	5.53%	(1.99)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.66%G	.66%	.66%	.67%	.67%	.67%
Expenses net of fee waivers, if any	.66%G	.66%	.66%	.67%	.67%	.67%
Expenses net of all reductions	.66%G	.66%	.66%	.67%	.67%	.67%
Net investment income (loss)	2.16%G	2.28%	2.42%	2.45%	2.31%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$1,519,641	$1,514,502	$1,310,808	$1,186,855	$1,082,467	$1,115,493
Portfolio turnover rateH	9%G	6%	11%	9%	7%	4%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Investment Grade Bond Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.75	$12.59	$12.32	$12.75	$12.32	$13.02
Income from Investment Operations
Net investment income (loss)A	.147	.319	.338	.340	.322	.290
Net realized and unrealized gain (loss)	(.332)	.206	.243	(.428)	.395	(.526)
Total from investment operations	(.185)	.525	.581	(.088)	.717	(.236)
Distributions from net investment income	(.048)	(.308)	(.305)	(.332)	(.282)	(.305)
Distributions from net realized gain	(.077)	(.057)	(.006)	(.010)	(.005)	(.159)
Total distributions	(.125)	(.365)	(.311)	(.342)	(.287)	(.464)
Net asset value, end of period	$12.44	$12.75	$12.59	$12.32	$12.75	$12.32
Total ReturnB,C,D	(1.45)%	4.20%	4.74%	(.71)%	5.83%	(1.82)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%G	.44%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.44%G	.44%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.44%G	.44%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.38%G	2.49%	2.63%	2.66%	2.53%	2.26%
Supplemental Data
Net assets, end of period (000 omitted)	$945,540	$1,030,725	$915,550	$792,855	$759,351	$582,454
Portfolio turnover rateH	9%G	6%	11%	9%	7%	4%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

VIP Investment Grade Bond Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than 0.005%
Fidelity VIP Investment Grade Central Fund	FIMM	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swaps	Less than 0.005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at institutional.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, market discount, deferred trustees compensation, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$49,591,478
Gross unrealized depreciation	(58,725,313)
Net unrealized appreciation (depreciation)	$(9,133,835)
Tax cost	$4,043,578,461

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $83,786,444 and $128,285,784, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$287,997
Service Class 2	1,905,957
$2,193,954

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .10% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$352,989
Service Class	195,838
Service Class 2	518,420
Investor Class	510,598
$1,577,845

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .03%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,979 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $154.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $12,635.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2018	Year ended December 31, 2017
From net investment income
Initial Class	$4,085,438	$26,114,745
Service Class	2,154,326	13,527,204
Service Class 2	5,491,278	33,028,704
Investor Class	3,914,830	24,281,007
Total	$15,645,872	$96,951,660
From net realized gain
Initial Class	$6,419,974	$4,578,531
Service Class	3,529,428	2,473,896
Service Class 2	9,609,737	6,260,351
Investor Class	6,280,040	4,100,123
Total	$25,839,179	$17,412,901

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2018	Year ended December 31, 2017	Six months ended June 30, 2018	Year ended December 31, 2017
Initial Class
Shares sold	6,497,280	15,591,595	$81,610,086	$200,373,757
Reinvestment of distributions	845,846	2,409,044	10,505,412	30,693,276
Shares redeemed	(12,402,220)	(15,446,704)	(155,238,729)	(198,086,545)
Net increase (decrease)	(5,059,094)	2,553,935	$(63,123,231)	$32,980,488
Service Class
Shares sold	4,850,608	10,351,533	$59,920,423	$131,529,873
Reinvestment of distributions	462,846	1,269,621	5,683,754	16,001,100
Shares redeemed	(4,769,343)	(8,521,274)	(59,156,382)	(108,510,224)
Net increase (decrease)	544,111	3,099,880	$6,447,795	$39,020,749
Service Class 2
Shares sold	8,684,080	22,778,348	$106,749,649	$284,830,875
Reinvestment of distributions	1,245,958	3,160,058	15,101,015	39,289,055
Shares redeemed	(6,333,339)	(10,848,664)	(77,203,889)	(136,111,587)
Net increase (decrease)	3,596,699	15,089,742	$44,646,775	$188,008,343
Investor Class
Shares sold	3,850,911	12,974,918	$48,233,442	$166,356,597
Reinvestment of distributions	824,161	2,236,066	10,194,870	28,381,130
Shares redeemed	(9,490,568)	(7,064,535)	(117,982,269)	(90,125,113)
Net increase (decrease)	(4,815,496)	8,146,449	$(59,553,957)	$104,612,614

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 21% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 25% of the total outstanding shares of the Fund.

VIP Investment Grade Bond Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Initial Class	.41%
Actual		$1,000.00	$985.70	$2.02
Hypothetical-C		$1,000.00	$1,022.76	$2.06
Service Class	.51%
Actual		$1,000.00	$984.60	$2.51
Hypothetical-C		$1,000.00	$1,022.27	$2.56
Service Class 2.66%
Actual		$1,000.00	$984.10	$3.25
Hypothetical-C		$1,000.00	$1,021.52	$3.31
Investor Class	.44%
Actual		$1,000.00	$985.50	$2.17
Hypothetical-C		$1,000.00	$1,022.61	$2.21

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than 0.005%.

 C 5% return per year before expenses

The following are the financial statements for the Fidelity® VIP Investment Grade Central Fund as of June 30, 2018 which is a direct investment of VIP Investment Grade Bond Portfolio.

Fidelity® VIP Investment Grade Central Fund

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of June 30, 2018
U.S. Government and U.S. Government Agency Obligations	67.4%
AAA	0.2%
AA	0.7%
A	6.5%
BBB	20.3%
BB and Below	6.3%
Not Rated	0.3%
Short-Term Investments and Net Other Assets*	(1.7)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of June 30, 2018*,**
Corporate Bonds	30.6%
U.S. Government and U.S. Government Agency Obligations	67.4%
Asset-Backed Securities	0.8%
CMOs and Other Mortgage Related Securities	0.5%
Municipal Bonds	1.7%
Other Investments	0.7%
Short-Term Investments and Net Other Assets (Liabilities)***	(1.7)%

 * Foreign investments - 6.8%

 ** Futures and Swaps - 0.0%

 *** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® VIP Investment Grade Central Fund

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 30.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.6%
Automobiles - 0.7%
General Motors Co. 3.5% 10/2/18	$3,528,000	$3,534,694
General Motors Financial Co., Inc.:
3.2% 7/13/20	10,000,000	9,953,108
3.5% 7/10/19	4,187,000	4,208,076
4.2% 3/1/21	5,411,000	5,486,429
4.25% 5/15/23	2,080,000	2,081,331
4.375% 9/25/21	15,702,000	16,003,179
		41,266,817
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	2,932,000	3,013,749
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 2.75% 12/9/20	910,000	903,593
Media - 1.8%
21st Century Fox America, Inc. 7.75% 12/1/45	3,169,000	4,462,822
AOL Time Warner, Inc. 2.95% 7/15/26	12,000,000	10,783,769
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	5,742,000	5,805,973
4.908% 7/23/25	3,860,000	3,897,031
5.375% 5/1/47	10,672,000	9,684,256
6.484% 10/23/45	1,700,000	1,790,655
Comcast Corp.:
3.9% 3/1/38	1,072,000	975,902
3.969% 11/1/47	2,402,000	2,114,029
3.999% 11/1/49	3,964,000	3,500,914
4% 3/1/48	1,966,000	1,730,606
4.6% 8/15/45	2,841,000	2,735,195
4.65% 7/15/42	2,539,000	2,468,354
NBCUniversal, Inc.:
4.45% 1/15/43	2,012,000	1,900,569
5.95% 4/1/41	1,407,000	1,583,561
Time Warner Cable, Inc.:
4% 9/1/21	7,363,000	7,362,231
4.5% 9/15/42	556,000	456,516
5.5% 9/1/41	1,700,000	1,580,584
5.875% 11/15/40	1,500,000	1,466,533
6.55% 5/1/37	18,635,000	19,757,921
6.75% 7/1/18	4,425,000	4,425,000
7.3% 7/1/38	3,781,000	4,283,348
8.25% 4/1/19	7,716,000	8,003,369
		100,769,138

TOTAL CONSUMER DISCRETIONARY		145,953,297

CONSUMER STAPLES - 1.9%
Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	9,870,000	9,731,883
3.3% 2/1/23	10,630,000	10,537,706
4.7% 2/1/36	10,065,000	10,194,538
4.9% 2/1/46	11,511,000	11,835,076
Anheuser-Busch InBev Worldwide, Inc. 4.75% 4/15/58	5,750,000	5,611,319
Molson Coors Brewing Co. 5% 5/1/42	13,093,000	13,165,884
		61,076,406
Food & Staples Retailing - 0.1%
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	2,460,000	2,449,619
3.3% 11/18/21	2,918,000	2,899,780
		5,349,399
Tobacco - 0.7%
Altria Group, Inc. 4% 1/31/24	2,227,000	2,254,041
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	4,804,000	4,766,858
4.25% 7/21/25 (a)	4,804,000	4,780,585
Reynolds American, Inc.:
3.25% 6/12/20	939,000	937,113
4% 6/12/22	3,228,000	3,248,032
4.45% 6/12/25	2,341,000	2,352,718
5.7% 8/15/35	1,215,000	1,303,734
5.85% 8/15/45	9,320,000	10,185,568
6.15% 9/15/43	4,000,000	4,537,357
7.25% 6/15/37	2,962,000	3,706,228
		38,072,234

TOTAL CONSUMER STAPLES		104,498,039

ENERGY - 5.0%
Energy Equipment & Services - 0.2%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,517,000	1,575,222
Halliburton Co.:
3.8% 11/15/25	2,467,000	2,449,213
4.85% 11/15/35	2,154,000	2,226,040
Noble Holding International Ltd.:
7.95% 4/1/25 (b)	2,180,000	2,027,400
8.95% 4/1/45 (b)	2,104,000	1,919,900
		10,197,775
Oil, Gas & Consumable Fuels - 4.8%
Amerada Hess Corp. 7.875% 10/1/29	2,544,000	3,091,814
Anadarko Finance Co. 7.5% 5/1/31	6,883,000	8,522,138
Anadarko Petroleum Corp.:
4.85% 3/15/21	1,620,000	1,667,040
5.55% 3/15/26	3,337,000	3,575,220
6.45% 9/15/36	1,002,000	1,157,295
6.6% 3/15/46	4,530,000	5,440,546
Canadian Natural Resources Ltd.:
3.8% 4/15/24	6,783,000	6,720,152
5.85% 2/1/35	2,497,000	2,773,685
Cenovus Energy, Inc. 4.25% 4/15/27	5,557,000	5,350,529
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	4,379,000	4,360,711
4.5% 6/1/25	1,336,000	1,337,097
DCP Midstream LLC:
4.75% 9/30/21 (a)	3,739,000	3,776,390
5.35% 3/15/20 (a)	3,724,000	3,793,825
DCP Midstream Operating LP:
3.875% 3/15/23	1,771,000	1,711,229
5.6% 4/1/44	1,227,000	1,157,981
Duke Energy Field Services 6.45% 11/3/36 (a)	2,477,000	2,607,043
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	3,540,000	3,525,736
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	1,253,000	1,245,097
3.9% 5/15/24 (b)	1,322,000	1,264,987
Enbridge Energy Partners LP:
4.2% 9/15/21	4,399,000	4,450,919
4.375% 10/15/20	3,093,000	3,147,468
Enbridge, Inc.:
4.25% 12/1/26	1,773,000	1,756,307
5.5% 12/1/46	2,046,000	2,182,505
Energy Transfer Partners LP:
4.2% 9/15/23	1,186,000	1,183,949
4.95% 6/15/28	4,048,000	4,033,854
5.8% 6/15/38	2,257,000	2,232,492
6% 6/15/48	1,470,000	1,465,310
EnLink Midstream Partners LP 2.7% 4/1/19	6,288,000	6,226,749
Enterprise Products Operating LP:
2.55% 10/15/19	863,000	857,152
3.7% 2/15/26	4,800,000	4,688,678
3.75% 2/15/25	2,900,000	2,870,871
Kinder Morgan Energy Partners LP 6.55% 9/15/40	460,000	505,129
Marathon Petroleum Corp. 5.125% 3/1/21	2,187,000	2,275,130
MPLX LP 4.875% 12/1/24	2,736,000	2,819,576
Nakilat, Inc. 6.067% 12/31/33 (a)	1,808,000	1,975,602
Petrobras Global Finance BV:
4.375% 5/20/23	7,020,000	6,558,435
7.25% 3/17/44	24,245,000	22,426,625
Petroleos Mexicanos:
3.5% 1/30/23	3,410,000	3,228,145
4.5% 1/23/26	6,809,000	6,388,204
4.625% 9/21/23	7,350,000	7,247,100
4.875% 1/24/22	3,398,000	3,427,902
4.875% 1/18/24	4,539,000	4,480,765
5.375% 3/13/22	2,700,000	2,768,850
5.5% 1/21/21	3,601,000	3,707,193
5.5% 6/27/44	2,492,000	2,102,002
5.625% 1/23/46	8,402,000	7,091,288
6% 3/5/20	1,034,000	1,067,605
6.35% 2/12/48 (a)	4,430,000	3,998,075
6.375% 1/23/45	4,048,000	3,728,208
6.5% 3/13/27	4,830,000	4,952,779
6.5% 6/2/41	7,675,000	7,217,570
6.75% 9/21/47	12,105,000	11,505,803
8% 5/3/19	2,142,000	2,220,461
Phillips 66 Co. 4.3% 4/1/22	3,770,000	3,881,822
Phillips 66 Partners LP 2.646% 2/15/20	375,000	370,716
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	1,784,000	1,748,266
Southwestern Energy Co. 6.7% 1/23/25 (b)	2,509,000	2,455,684
The Williams Companies, Inc.:
3.7% 1/15/23	1,208,000	1,168,740
4.55% 6/24/24	13,337,000	13,337,000
Western Gas Partners LP:
4.5% 3/1/28	2,000,000	1,923,968
4.65% 7/1/26	8,532,000	8,378,906
5.375% 6/1/21	6,322,000	6,552,849
Williams Partners LP:
3.6% 3/15/22	3,522,000	3,503,860
3.9% 1/15/25	1,216,000	1,185,897
4% 11/15/21	1,605,000	1,618,901
4.3% 3/4/24	5,449,000	5,466,479
4.5% 11/15/23	1,751,000	1,777,055
		263,237,359

TOTAL ENERGY		273,435,134

FINANCIALS - 12.1%
Banks - 6.0%
Bank of America Corp.:
2.25% 4/21/20	3,337,000	3,291,095
2.6% 1/15/19	1,033,000	1,032,352
3.004% 12/20/23 (b)	23,800,000	23,078,158
3.3% 1/11/23	4,342,000	4,276,935
3.419% 12/20/28 (b)	18,965,000	17,858,853
3.5% 4/19/26	5,024,000	4,857,913
3.95% 4/21/25	4,125,000	4,038,560
4.2% 8/26/24	6,867,000	6,899,988
4.25% 10/22/26	4,261,000	4,209,097
Barclays PLC:
2.75% 11/8/19	3,581,000	3,552,527
3.25% 1/12/21	4,610,000	4,543,962
4.375% 1/12/26	6,221,000	6,042,240
5.2% 5/12/26	5,259,000	5,166,237
Citigroup, Inc.:
2.7% 10/27/22	9,998,000	9,598,339
3.875% 3/26/25	9,500,000	9,219,690
4.05% 7/30/22	1,800,000	1,809,198
4.3% 11/20/26	1,733,000	1,690,457
5.5% 9/13/25	4,860,000	5,158,321
Citizens Bank NA 2.55% 5/13/21	1,560,000	1,521,449
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	4,857,000	4,888,642
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	4,667,000	4,616,783
3.75% 3/26/25	4,660,000	4,480,526
3.8% 9/15/22	7,240,000	7,206,092
3.8% 6/9/23	8,582,000	8,470,776
Discover Bank:
3.35% 2/6/23	3,206,000	3,123,227
4.2% 8/8/23	2,849,000	2,873,705
7% 4/15/20	2,309,000	2,438,295
Fifth Third Bancorp:
2.875% 7/27/20	3,000,000	2,982,575
8.25% 3/1/38	4,319,000	5,891,261
HSBC Holdings PLC 4.25% 3/14/24	2,200,000	2,187,933
Huntington Bancshares, Inc. 7% 12/15/20	1,004,000	1,082,501
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	4,337,000	3,936,547
5.71% 1/15/26 (a)	9,626,000	8,799,020
JPMorgan Chase & Co.:
2.75% 6/23/20	5,755,000	5,703,606
2.95% 10/1/26	8,028,000	7,454,471
3.875% 9/10/24	43,751,000	43,327,107
4.125% 12/15/26	14,080,000	13,897,234
MUFG Americas Holdings Corp. 2.25% 2/10/20	4,493,000	4,426,054
Rabobank Nederland 4.375% 8/4/25	7,451,000	7,302,989
Regions Bank 6.45% 6/26/37	7,720,000	9,115,865
Regions Financial Corp. 3.2% 2/8/21	2,833,000	2,819,928
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	20,522,000	20,691,955
6% 12/19/23	10,433,000	10,944,200
6.1% 6/10/23	11,522,000	12,131,004
6.125% 12/15/22	8,239,000	8,668,222
Synchrony Bank 3% 6/15/22	4,542,000	4,372,667
		331,678,556
Capital Markets - 3.8%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	5,541,000	5,369,399
4.25% 2/15/24	4,287,000	4,359,700
Credit Suisse Group AG 3.869% 1/12/29 (a)(b)	4,020,000	3,778,637
Deutsche Bank AG 4.5% 4/1/25	10,381,000	9,465,290
Deutsche Bank AG New York Branch:
3.15% 1/22/21	6,514,000	6,301,563
3.3% 11/16/22	9,310,000	8,719,595
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	22,903,000	22,359,054
3.2% 2/23/23	7,150,000	6,964,981
3.691% 6/5/28 (b)	41,645,000	39,463,944
6.75% 10/1/37	2,246,000	2,667,997
IntercontinentalExchange, Inc. 2.75% 12/1/20	1,628,000	1,613,112
Lazard Group LLC 4.25% 11/14/20	3,307,000	3,371,586
Moody's Corp.:
3.25% 1/15/28	2,386,000	2,251,365
4.875% 2/15/24	2,240,000	2,350,770
Morgan Stanley:
3.125% 1/23/23	26,000,000	25,358,580
3.125% 7/27/26	21,964,000	20,424,280
3.625% 1/20/27	11,000,000	10,582,790
3.7% 10/23/24	3,281,000	3,237,768
3.737% 4/24/24 (b)	5,000,000	4,968,411
4.875% 11/1/22	7,751,000	8,037,030
5% 11/24/25	1,047,000	1,085,013
5.75% 1/25/21	3,512,000	3,713,641
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	5,000,000	4,863,436
Thomson Reuters Corp. 3.85% 9/29/24	3,379,000	3,327,057
UBS AG Stamford Branch 2.35% 3/26/20	1,450,000	1,433,630
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	5,261,000	5,222,614
		211,291,243
Consumer Finance - 0.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	1,724,000	1,685,857
4.125% 7/3/23	4,192,000	4,168,039
Capital One Financial Corp. 3.8% 1/31/28	4,476,000	4,223,411
Discover Financial Services:
3.85% 11/21/22	5,040,000	5,016,863
3.95% 11/6/24	2,847,000	2,777,053
4.1% 2/9/27	3,673,000	3,521,817
Ford Motor Credit Co. LLC 2.875% 10/1/18	4,500,000	4,500,990
Hyundai Capital America 2.875% 8/9/18 (a)	1,921,000	1,920,723
Synchrony Financial:
3% 8/15/19	1,459,000	1,456,122
3.75% 8/15/21	2,203,000	2,200,537
3.95% 12/1/27	2,800,000	2,582,025
4.25% 8/15/24	2,218,000	2,173,446
		36,226,883
Diversified Financial Services - 0.3%
AXA Equitable Holdings, Inc. 3.9% 4/20/23 (a)	1,041,000	1,032,455
Brixmor Operating Partnership LP:
3.25% 9/15/23	5,952,000	5,700,812
3.875% 8/15/22	5,542,000	5,520,185
4.125% 6/15/26	2,032,000	1,966,126
Voya Financial, Inc. 3.125% 7/15/24	2,851,000	2,692,110
		16,911,688
Insurance - 1.3%
AIA Group Ltd. 2.25% 3/11/19 (a)	913,000	906,939
American International Group, Inc.:
3.3% 3/1/21	2,355,000	2,353,172
3.75% 7/10/25	8,311,000	8,021,541
4.875% 6/1/22	3,597,000	3,766,583
Aon Corp. 5% 9/30/20	1,402,000	1,453,145
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	4,093,000	4,241,488
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,278,000	2,368,423
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (a)	5,285,000	4,945,705
MetLife, Inc. 4.75% 2/8/21	1,139,000	1,182,849
Metropolitan Life Global Funding I 3% 1/10/23 (a)	2,636,000	2,585,133
Pacific LifeCorp 5.125% 1/30/43 (a)	5,252,000	5,608,596
Prudential Financial, Inc.:
2.3% 8/15/18	599,000	598,835
7.375% 6/15/19	1,250,000	1,301,918
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	5,347,000	5,624,307
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (a)	1,222,000	1,217,200
4.125% 11/1/24 (a)	1,771,000	1,760,522
Unum Group:
3.875% 11/5/25	4,860,000	4,718,610
4% 3/15/24	5,930,000	5,881,745
5.625% 9/15/20	2,889,000	3,020,119
5.75% 8/15/42	7,278,000	7,732,863
		69,289,693

TOTAL FINANCIALS		665,398,063

HEALTH CARE - 2.4%
Biotechnology - 0.2%
AbbVie, Inc. 2.9% 11/6/22	8,618,000	8,360,212
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co.:
2.675% 12/15/19	1,156,000	1,147,296
2.894% 6/6/22	987,000	954,390
3.363% 6/6/24	3,188,000	3,061,095
3.7% 6/6/27	3,370,000	3,186,310
		8,349,091
Health Care Providers & Services - 1.3%
CVS Health Corp.:
3.7% 3/9/23	2,500,000	2,474,550
4.1% 3/25/25	11,542,000	11,478,753
4.3% 3/25/28	13,403,000	13,215,622
4.78% 3/25/38	5,967,000	5,898,133
5.05% 3/25/48	8,772,000	8,859,691
HCA Holdings, Inc.:
3.75% 3/15/19	6,803,000	6,828,511
4.25% 10/15/19	11,265,000	11,349,488
4.75% 5/1/23	215,000	214,463
5.875% 3/15/22	260,000	271,050
6.5% 2/15/20	7,140,000	7,434,525
Medco Health Solutions, Inc. 4.125% 9/15/20	2,723,000	2,761,271
		70,786,057
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	1,093,000	1,108,980
Pharmaceuticals - 0.8%
Actavis Funding SCS:
3% 3/12/20	3,962,000	3,942,173
3.45% 3/15/22	6,868,000	6,756,242
Mylan N.V. 4.55% 4/15/28 (a)	4,000,000	3,907,492
Mylan NV:
2.5% 6/7/19	1,344,000	1,337,891
3.15% 6/15/21	5,002,000	4,945,337
3.95% 6/15/26	2,549,000	2,436,564
Perrigo Finance PLC 3.5% 12/15/21	449,000	444,316
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	9,847,000	9,426,366
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	3,623,000	3,360,198
2.8% 7/21/23	2,593,000	2,238,915
3.15% 10/1/26	3,088,000	2,481,032
Zoetis, Inc. 3.25% 2/1/23	1,649,000	1,623,040
		42,899,566

TOTAL HEALTH CARE		131,503,906

INDUSTRIALS - 0.5%
Airlines - 0.0%
Continental Airlines, Inc. 6.795% 8/2/18	83,660	83,660
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	1,902,221	1,986,870
U.S. Airways pass-thru trust certificates 8.36% 1/20/19	106,247	107,310
		2,177,840
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.625% 9/4/18	4,630,000	4,628,116
3% 9/15/23	877,000	830,208
3.375% 6/1/21	2,523,000	2,509,251
3.75% 2/1/22	4,522,000	4,526,173
3.875% 4/1/21	3,180,000	3,203,097
3.875% 7/3/23	5,581,000	5,523,739
4.25% 9/15/24	3,565,000	3,538,061
4.75% 3/1/20	3,519,000	3,593,361
		28,352,006

TOTAL INDUSTRIALS		30,529,846

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 2.375% 12/17/18	832,000	830,653
MATERIALS - 0.5%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	3,587,000	3,656,272
4.25% 11/15/20	1,196,000	1,221,216
		4,877,488
Metals & Mining - 0.4%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	1,921,000	2,008,045
6.75% 10/19/75 (a)(b)	4,773,000	5,176,319
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	1,696,000	1,615,491
4.5% 8/13/23 (a)	9,000,000	9,223,587
4.5% 8/1/47 (a)	1,720,000	1,671,083
Vale Overseas Ltd. 4.375% 1/11/22	1,211,000	1,225,520
		20,920,045

TOTAL MATERIALS		25,797,533

REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	879,000	871,794
4.6% 4/1/22	1,403,000	1,447,623
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,184,000	1,177,285
American Tower Corp. 2.8% 6/1/20	9,000,000	8,922,406
AvalonBay Communities, Inc. 3.625% 10/1/20	1,872,000	1,886,285
Boston Properties, Inc. 3.85% 2/1/23	4,708,000	4,730,448
Camden Property Trust:
2.95% 12/15/22	1,607,000	1,564,381
4.25% 1/15/24	3,408,000	3,471,070
Corporate Office Properties LP 5% 7/1/25	3,156,000	3,220,123
DDR Corp.:
3.625% 2/1/25	2,262,000	2,145,809
4.25% 2/1/26	1,807,000	1,764,078
4.625% 7/15/22	2,855,000	2,927,013
Duke Realty LP:
3.625% 4/15/23	2,123,000	2,104,049
3.75% 12/1/24	1,576,000	1,552,435
3.875% 10/15/22	3,512,000	3,545,305
Equity One, Inc. 3.75% 11/15/22	5,500,000	5,475,700
ERP Operating LP:
2.375% 7/1/19	2,683,000	2,667,235
4.75% 7/15/20	2,827,000	2,904,676
Lexington Corporate Properties Trust 4.4% 6/15/24	1,441,000	1,418,751
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	6,023,000	5,977,831
4.5% 1/15/25	2,677,000	2,615,048
4.5% 4/1/27	16,195,000	15,425,782
4.75% 1/15/28	6,382,000	6,150,658
4.95% 4/1/24	1,354,000	1,373,037
5.25% 1/15/26	5,686,000	5,732,911
Retail Opportunity Investments Partnership LP:
4% 12/15/24	978,000	923,071
5% 12/15/23	737,000	741,377
Weingarten Realty Investors 3.375% 10/15/22	812,000	800,669
WP Carey, Inc. 4% 2/1/25	5,360,000	5,199,066
		98,735,916
Real Estate Management & Development - 1.3%
Brandywine Operating Partnership LP:
3.95% 2/15/23	5,510,000	5,482,220
3.95% 11/15/27	4,613,000	4,381,127
4.1% 10/1/24	4,251,000	4,195,472
4.55% 10/1/29	4,524,000	4,432,877
Digital Realty Trust LP:
3.4% 10/1/20	4,915,000	4,918,261
3.95% 7/1/22	3,320,000	3,353,020
4.75% 10/1/25	3,533,000	3,639,622
5.25% 3/15/21	1,953,000	2,033,092
Liberty Property LP:
3.375% 6/15/23	2,202,000	2,156,203
4.125% 6/15/22	2,007,000	2,043,242
4.4% 2/15/24	4,876,000	4,967,713
4.75% 10/1/20	4,185,000	4,299,589
Mack-Cali Realty LP:
3.15% 5/15/23	4,988,000	4,438,123
4.5% 4/18/22	1,218,000	1,185,653
Post Apartment Homes LP 3.375% 12/1/22	790,000	778,627
Tanger Properties LP:
3.125% 9/1/26	2,589,000	2,335,358
3.75% 12/1/24	2,960,000	2,840,641
3.875% 12/1/23	1,792,000	1,750,449
Ventas Realty LP:
3.125% 6/15/23	1,289,000	1,247,928
3.5% 2/1/25	6,443,000	6,167,797
4% 3/1/28	2,243,000	2,167,575
4.125% 1/15/26	1,557,000	1,531,435
4.375% 2/1/45	763,000	699,694
		71,045,718

TOTAL REAL ESTATE		169,781,634

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
2.45% 6/30/20	3,187,000	3,137,251
3.6% 2/17/23	6,270,000	6,175,274
4.45% 4/1/24	480,000	484,408
4.5% 3/9/48	10,800,000	9,270,029
5.875% 10/1/19	4,711,000	4,873,323
Verizon Communications, Inc.:
3.85% 11/1/42	1,190,000	992,976
4.522% 9/15/48	1,821,000	1,658,875
4.862% 8/21/46	3,398,000	3,244,523
5.012% 4/15/49	2,962,000	2,882,246
5.012% 8/21/54	9,569,000	8,984,090
5.5% 3/16/47	7,027,000	7,357,720
		49,060,715
UTILITIES - 1.6%
Electric Utilities - 1.1%
Cleco Corporate Holdings LLC 3.743% 5/1/26	2,071,000	1,952,804
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	2,664,000	2,825,284
6.4% 9/15/20 (a)	7,513,000	7,940,950
Eversource Energy 2.8% 5/1/23	5,110,000	4,923,687
FirstEnergy Corp.:
4.25% 3/15/23	11,729,000	11,913,459
7.375% 11/15/31	5,897,000	7,639,332
FirstEnergy Solutions Corp. 6.05% 8/15/21 (c)	7,286,000	3,606,570
IPALCO Enterprises, Inc.:
3.45% 7/15/20	7,767,000	7,733,447
3.7% 9/1/24	2,157,000	2,091,556
LG&E and KU Energy LLC 3.75% 11/15/20	525,000	528,864
NV Energy, Inc. 6.25% 11/15/20	1,238,000	1,322,060
Progress Energy, Inc. 4.4% 1/15/21	4,274,000	4,365,333
TECO Finance, Inc. 5.15% 3/15/20	1,545,000	1,587,197
		58,430,543
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,182,000	1,207,372
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP:
2.15% 6/15/19	1,201,000	1,188,472
2.7% 6/15/21	1,182,000	1,150,366
3.55% 6/15/26	1,891,000	1,779,885
		4,118,723
Multi-Utilities - 0.4%
Dominion Resources, Inc. 3 month U.S. LIBOR + 2.300% 4.602% 9/30/66 (b)(d)	15,230,000	14,201,975
Puget Energy, Inc.:
6% 9/1/21	4,807,000	5,140,609
6.5% 12/15/20	1,534,000	1,642,686
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.455% 5/15/67 (b)(d)	1,426,000	1,406,464
		22,391,734

TOTAL UTILITIES		86,148,372

TOTAL NONCONVERTIBLE BONDS
(Cost $1,703,401,575)		1,682,937,192

U.S. Government and Government Agency Obligations - 42.4%
U.S. Treasury Inflation-Protected Obligations - 8.2%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$51,219,516	$49,730,525
0.875% 2/15/47	3,227,931	3,230,532
1% 2/15/46	13,735,626	14,157,452
1.375% 2/15/44	47,919,462	53,533,362
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	59,427,174	57,770,001
0.125% 7/15/26	39,301,024	37,651,704
0.25% 1/15/25	52,036,847	50,614,499
0.375% 1/15/27	42,691,152	41,477,918
0.375% 7/15/27	82,962,630	80,710,354
0.625% 1/15/26	63,266,400	62,922,643

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		451,798,990

U.S. Treasury Obligations - 34.2%
U.S. Treasury Bonds:
2.75% 11/15/47	26,987,000	25,723,038
3% 5/15/45 (e)(f)	42,484,000	42,608,465
3% 11/15/45	38,163,000	38,259,898
3% 2/15/47	113,300,000	113,596,528
3% 5/15/47	49,138,000	49,228,214
U.S. Treasury Notes:
1.125% 2/28/19	140,000,000	138,971,875
1.25% 3/31/21	27,924,000	26,919,391
1.25% 10/31/21	264,057,000	252,256,953
1.625% 5/31/23	22,986,000	21,815,151
1.875% 3/31/22	249,649,000	242,442,335
1.875% 7/31/22	250,804,000	242,741,043
2% 12/31/21	437,319,000	427,530,567
2.125% 7/31/24	122,131,000	117,532,005
2.125% 11/30/24	76,892,000	73,819,323
2.25% 12/31/24	55,236,000	53,404,150
2.25% 11/15/27	13,775,000	13,089,479

TOTAL U.S. TREASURY OBLIGATIONS		1,879,938,415

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,387,808,539)		2,331,737,405

U.S. Government Agency - Mortgage Securities - 24.8%
Fannie Mae - 12.8%
12 month U.S. LIBOR + 1.480% 3.298% 7/1/34 (b)(d)	21,974	22,520
12 month U.S. LIBOR + 1.553% 3.326% 6/1/36 (b)(d)	35,200	36,646
12 month U.S. LIBOR + 1.725% 2.575% 6/1/42 (b)(d)	261,789	270,059
12 month U.S. LIBOR + 1.728% 3.672% 11/1/36 (b)(d)	340,487	358,618
12 month U.S. LIBOR + 1.745% 3.636% 7/1/35 (b)(d)	25,071	26,152
12 month U.S. LIBOR + 1.788% 3.651% 2/1/36 (b)(d)	216,085	222,536
12 month U.S. LIBOR + 1.800% 3.583% 7/1/41 (b)(d)	226,386	234,477
12 month U.S. LIBOR + 1.818% 3.046% 9/1/41 (b)(d)	128,303	132,674
12 month U.S. LIBOR + 1.818% 3.539% 7/1/41 (b)(d)	183,934	193,099
12 month U.S. LIBOR + 1.820% 3.695% 12/1/35 (b)(d)	145,971	150,544
12 month U.S. LIBOR + 1.830% 3.361% 10/1/41 (b)(d)	107,369	111,030
12 month U.S. LIBOR + 1.900% 3.745% 7/1/37 (b)(d)	37,549	39,628
12 month U.S. LIBOR + 1.906% 4.331% 5/1/36 (b)(d)	126,154	132,465
12 month U.S. LIBOR + 1.932% 3.82% 9/1/36 (b)(d)	247,817	259,144
6 month U.S. LIBOR + 1.313% 3.702% 5/1/34 (b)(d)	197,064	199,643
6 month U.S. LIBOR + 1.383% 3.075% 9/1/33 (b)(d)	220,328	224,842
6 month U.S. LIBOR + 1.556% 3.552% 10/1/33 (b)(d)	11,135	11,349
6 month U.S. LIBOR + 1.565% 3.19% 7/1/35 (b)(d)	15,179	15,646
U.S. TREASURY 1 YEAR INDEX + 1.945% 3.076% 10/1/33 (b)(d)	289,997	301,942
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.083% 3/1/35 (b)(d)	13,050	13,519
U.S. TREASURY 1 YEAR INDEX + 2.232% 3.643% 8/1/36 (b)(d)	638,453	673,188
U.S. TREASURY 1 YEAR INDEX + 2.295% 3.539% 10/1/33 (b)(d)	30,122	31,804
U.S. TREASURY 1 YEAR INDEX + 2.475% 3.959% 5/1/35 (b)(d)	63,302	67,092
2.5% 7/1/33 (g)	9,325,000	9,064,106
2.5% 7/1/33 (g)	7,275,000	7,071,461
2.5% 1/1/43 to 4/1/47	8,741,407	8,225,506
3% 11/1/24 to 1/1/47	90,585,899	88,345,332
3% 7/1/33 (g)	18,100,000	17,991,081
3.5% 12/1/25 to 6/1/48	198,428,056	198,428,535
3.5% 7/1/33 (g)	10,800,000	10,926,847
4% 11/1/31 to 5/1/48	145,622,668	149,045,127
4.5% 5/1/25 to 5/1/48	38,521,237	40,379,681
4.5% 7/1/48 (g)	39,650,000	41,283,084
4.5% 7/1/48 (g)	25,900,000	26,966,756
4.5% 7/1/48 (g)	9,400,000	9,787,163
4.5% 7/1/48 (g)	15,100,000	15,721,931
4.5% 7/1/48 (g)	550,000	572,653
4.5% 8/1/48 (g)	34,500,000	35,861,670
5% 9/1/20 to 11/1/44	17,992,977	19,197,604
5.5% 7/1/18 to 5/1/44	5,468,568	5,960,660
6% 10/1/34 to 1/1/42	13,627,443	15,012,987
6.5% 12/1/23 to 8/1/36	1,529,749	1,707,250
7% 11/1/23 to 8/1/32	405,578	446,101
7.5% 9/1/22 to 11/1/31	319,958	359,500
8% 1/1/30 to 3/1/30	1,933	2,144
8.5% 3/1/25 to 6/1/25	398	448

TOTAL FANNIE MAE		706,086,244

Freddie Mac - 6.0%
12 month U.S. LIBOR + 1.375% 3.161% 3/1/36 (b)(d)	84,507	86,914
12 month U.S. LIBOR + 1.877% 4.21% 4/1/41 (b)(d)	102,435	105,672
12 month U.S. LIBOR + 1.880% 3.205% 9/1/41 (b)(d)	135,636	140,019
12 month U.S. LIBOR + 1.910% 3.331% 6/1/41 (b)(d)	128,803	135,476
12 month U.S. LIBOR + 1.910% 3.894% 6/1/41 (b)(d)	182,194	191,299
12 month U.S. LIBOR + 1.910% 4.365% 5/1/41 (b)(d)	200,844	208,771
12 month U.S. LIBOR + 1.910% 4.479% 5/1/41 (b)(d)	134,655	141,961
12 month U.S. LIBOR + 2.160% 3.91% 11/1/35 (b)(d)	89,788	94,832
12 month U.S. LIBOR + 2.197% 3.898% 3/1/33 (b)(d)	1,911	2,000
6 month U.S. LIBOR + 1.655% 3.692% 4/1/35 (b)(d)	143,987	150,401
6 month U.S. LIBOR + 2.755% 4.845% 10/1/35 (b)(d)	49,434	52,393
U.S. TREASURY 1 YEAR INDEX + 2.248% 3.722% 1/1/35 (b)(d)	41,695	43,853
3% 6/1/31 to 1/1/47	88,239,167	85,663,605
3% 7/1/48 (g)	5,350,000	5,176,818
3.5% 3/1/32 to 12/1/47	124,404,889	125,144,954
4% 5/1/25 to 5/1/48	61,648,271	63,303,561
4.5% 7/1/25 to 5/1/48	36,157,230	37,887,302
5% 1/1/35 to 6/1/41	3,312,127	3,547,392
5.5% 1/1/38 to 6/1/41	5,011,363	5,458,099
6% 4/1/32 to 8/1/37	768,560	851,081
7.5% 5/1/26 to 11/1/31	36,226	40,992
8% 4/1/27 to 5/1/27	2,529	2,853
8.5% 5/1/27 to 1/1/28	5,463	6,171

TOTAL FREDDIE MAC		328,436,419

Ginnie Mae - 6.0%
3% 12/20/42 to 11/20/47	100,696,815	98,766,929
3.5% 1/15/41 to 3/20/48	125,698,254	126,426,380
4% 2/15/40 to 7/20/47	46,058,691	47,483,810
4.5% 5/15/39 to 5/20/41	13,598,394	14,331,802
5% 3/15/39 to 4/15/41	2,196,512	2,360,946
6.5% 4/15/35 to 11/15/35	78,593	88,733
7% 1/15/28 to 7/15/32	963,301	1,089,392
7.5% 4/15/22 to 10/15/28	220,200	245,629
8% 3/15/30 to 9/15/30	14,277	16,811
8.5% 3/15/30	1,301	1,338
3.5% 7/1/48 (g)	5,000,000	5,016,684
4.5% 7/1/48 (g)	6,950,000	7,222,867
4.5% 7/1/48 (g)	8,900,000	9,249,426
4.5% 7/1/48 (g)	300,000	311,778
4.5% 7/1/48 (g)	300,000	311,778
4.5% 7/1/48 (g)	6,950,000	7,222,867
4.5% 7/1/48 (g)	8,900,000	9,249,426

TOTAL GINNIE MAE		329,396,596

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,390,498,961)		1,363,919,259

Asset-Backed Securities - 0.8%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (a)	$4,652,661	$4,617,549
Airspeed Ltd. Series 2007-1A Class C1, 1 month U.S. LIBOR + 2.500% 4.5733% 6/15/32 (a)(b)(d)(h)	1,714,995	1,039,865
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	8,957,812	8,995,238
Class AA, 2.487% 12/16/41 (a)	2,085,271	2,029,613
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	1,741,088	1,737,894
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 0% 6/15/43 (a)	7,419,000	7,453,122
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 4.568% 3/25/32 (b)(d)	11,075	11,525
Series 2004-7 Class AF5, 5.868% 1/25/35	272,705	274,651
DB Master Finance LLC:
Series 2015-1A Class A2II, 3.98% 2/20/45 (a)	9,968,153	9,993,970
Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	3,543,195	3,461,924
Class A2II, 4.03% 11/20/47 (a)	5,997,860	5,947,271
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.9161% 3/25/34 (b)(d)	616	561
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.6011% 9/25/35 (b)(d)	481,249	479,838
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.3361% 1/25/36 (b)(d)	520,000	522,093
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.9511% 9/25/34 (b)(d)	10,148	10,027
TOTAL ASSET-BACKED SECURITIES
(Cost $47,194,674)		46,575,141

Collateralized Mortgage Obligations - 0.2%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 2.6511% 1/25/35 (b)(d)	119,248	119,621
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.1297% 2/25/37 (b)(d)	72,798	71,721
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.3811% 7/25/35 (b)(d)	105,394	104,483
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.6617% 7/20/34 (b)(d)	5,249	5,200

TOTAL PRIVATE SPONSOR		301,025

U.S. Government Agency - 0.2%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	246,046	255,722
Series 1999-57 Class PH, 6.5% 12/25/29	275,594	303,573
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (i)	3,440,091	3,393,142
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 27.6896% 6/16/37 (b)(j)	27,892	44,942
Series 2015-H21 Class JA, 2.5% 6/20/65 (i)	3,835,808	3,817,008

TOTAL U.S. GOVERNMENT AGENCY		7,814,387

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $8,068,000)		8,115,412

Commercial Mortgage Securities - 0.5%
Bayview Commercial Asset Trust floater:
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.4811% 1/25/36 (a)(b)(d)	277,324	260,235
Class M1, 1 month U.S. LIBOR + 0.450% 2.5411% 1/25/36 (a)(b)(d)	58,026	54,089
Class M2, 1 month U.S. LIBOR + 0.470% 2.5611% 1/25/36 (a)(b)(d)	17,505	16,184
Class M3, 1 month U.S. LIBOR + 0.500% 2.5911% 1/25/36 (a)(b)(d)	25,447	23,321
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 2.3611% 3/25/37 (a)(b)(d)	73,352	68,153
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 2.3611% 7/25/37 (a)(b)(d)	79,094	77,793
Class A2, 1 month U.S. LIBOR + 0.320% 2.4111% 7/25/37 (a)(b)(d)	74,032	72,346
Class M2, 1 month U.S. LIBOR + 0.410% 2.5011% 7/25/37 (a)(b)(d)	41,129	35,605
Class M3, 1 month U.S. LIBOR + 0.490% 2.5811% 7/25/37 (a)(b)(d)	33,226	26,336
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 2.3811% 7/25/37 (a)(b)(d)	106,997	100,070
Class M1, 1 month U.S. LIBOR + 0.310% 2.4011% 7/25/37 (a)(b)(d)	43,833	40,357
Class M2, 1 month U.S. LIBOR + 0.340% 2.4311% 7/25/37 (a)(b)(d)	46,081	41,534
Class M3, 1 month U.S. LIBOR + 0.370% 2.4611% 7/25/37 (a)(b)(d)	100,703	86,945
Class M4, 1 month U.S. LIBOR + 0.500% 2.5911% 7/25/37 (a)(b)(d)	159,147	133,325
Class M5, 1 month U.S. LIBOR + 0.600% 2.6911% 7/25/37 (a)(b)(d)	44,280	42,340
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (a)	2,236,000	2,227,088
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/34 (a)(b)	4,550,000	4,548,546
Class CFX, 3.4949% 12/15/34 (a)(b)	3,823,000	3,811,058
Class DFX, 3.4949% 12/15/34 (a)(b)	3,240,000	3,220,828
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (a)(b)	4,846,556	4,765,018
Class B, 4.181% 11/15/34 (a)	1,710,864	1,679,896
Class C, 5.205% 11/15/34 (a)	1,199,387	1,194,211
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	4,117,169	5,022,946
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $27,133,368)		27,548,224

Municipal Securities - 1.7%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$805,000	$1,145,893
6.65% 3/1/22	4,360,000	4,820,678
7.5% 4/1/34	5,055,000	7,099,697
7.55% 4/1/39	6,085,000	8,973,184
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	880,000	889,962
Series 2010 C1, 7.781% 1/1/35	10,090,000	11,604,913
Series 2012 B, 5.432% 1/1/42	1,205,000	1,120,445
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	4,950,000	5,036,378
5.1% 6/1/33	4,805,000	4,547,260
Series 2010-1, 6.63% 2/1/35	12,290,000	13,022,607
Series 2010-3:
5.547% 4/1/19	120,000	121,927
6.725% 4/1/35	9,480,000	10,105,680
7.35% 7/1/35	5,540,000	6,186,019
Series 2010-5, 6.2% 7/1/21	1,808,000	1,867,628
Series 2011, 5.877% 3/1/19	14,325,000	14,578,839
Series 2013, 3.14% 12/1/18	1,270,000	1,269,835
TOTAL MUNICIPAL SECURITIES
(Cost $91,751,734)		92,390,945

Bank Notes - 0.7%
Capital One NA 2.95% 7/23/21	5,645,000	5,543,876
Discover Bank:
(Delaware) 3.2% 8/9/21	6,841,000	6,762,564
3.1% 6/4/20	6,380,000	6,346,960
8.7% 11/18/19	1,503,000	1,602,178
KeyBank NA:
2.25% 3/16/20	9,000,000	8,880,121
6.95% 2/1/28	800,000	949,915
PNC Bank NA 2.3% 6/1/20	1,450,000	1,427,946
RBS Citizens NA 2.5% 3/14/19	2,751,000	2,744,783
Synchrony Bank 3.65% 5/24/21	4,766,000	4,768,403
TOTAL BANK NOTES
(Cost $39,110,899)		39,026,746
	Shares	Value

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 1.93% (k)
(Cost $97,460,989)	97,449,701	97,469,191
TOTAL INVESTMENT IN SECURITIES - 103.5%
(Cost $5,792,428,739)		5,689,719,515
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(194,586,086)
NET ASSETS - 100%		$5,495,133,429

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3.5% 7/1/33	$(5,600,000)	$(5,665,773)
4.5% 7/1/48	(15,100,000)	(15,721,931)
4.5% 7/1/48	(15,100,000)	(15,721,931)
4.5% 7/1/48	(34,500,000)	(35,920,969)
4.5% 7/1/48	(550,000)	(572,653)

TOTAL FANNIE MAE		(73,603,257)

Freddie Mac
3% 7/1/48	(5,350,000)	(5,176,818)
Ginnie Mae
4.5% 7/1/48	(16,150,000)	(16,784,072)
4.5% 7/1/48	(300,000)	(311,778)
4.5% 7/1/48	(6,950,000)	(7,222,867)
4.5% 7/1/48	(8,900,000)	(9,249,426)

TOTAL GINNIE MAE		(33,568,143)

TOTAL TBA SALE COMMITMENTS
(Proceeds $112,183,369)		$(112,348,218)

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	Monthly	$64,579	$(61,551)	$0	$(61,551)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $196,011,105 or 3.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Non-income producing - Security is in default.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $91,274.

 (f) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $36,108.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Level 3 security

 (i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,134,651
Total	$1,134,651

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,682,937,192	$--	$1,682,937,192	$--
U.S. Government and Government Agency Obligations	2,331,737,405	--	2,331,737,405	--
U.S. Government Agency - Mortgage Securities	1,363,919,259	--	1,363,919,259	--
Asset-Backed Securities	46,575,141	--	45,535,276	1,039,865
Collateralized Mortgage Obligations	8,115,412	--	8,115,412	--
Commercial Mortgage Securities	27,548,224	--	27,548,224	--
Municipal Securities	92,390,945	--	92,390,945	--
Bank Notes	39,026,746	--	39,026,746	--
Money Market Funds	97,469,191	97,469,191	--	--
Total Investments in Securities:	$5,689,719,515	$97,469,191	$5,591,210,459	$1,039,865
Derivative Instruments:
Liabilities
Swaps	$(61,551)	$--	$(61,551)	$--
Total Liabilities	$(61,551)	$--	$(61,551)	$--
Total Derivative Instruments:	$(61,551)	$--	$(61,551)	$--
Other Financial Instruments:
TBA Sale Commitments	$(112,348,218)	$--	$(112,348,218)	$--
Total Other Financial Instruments:	$(112,348,218)	$--	$(112,348,218)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$0	$(61,551)
Total Credit Risk	0	(61,551)
Total Value of Derivatives	$0	$(61,551)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Fidelity® VIP Investment Grade Central Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $5,694,967,750)	$5,592,250,324
Fidelity Central Funds (cost $97,460,989)	97,469,191
Total Investment in Securities (cost $5,792,428,739)		$5,689,719,515
Cash		177,399
Receivable for investments sold		65,830,567
Receivable for TBA sale commitments		112,183,369
Interest receivable		38,734,074
Distributions receivable from Fidelity Central Funds		194,928
Total assets		5,906,839,852
Liabilities
Payable for investments purchased
Regular delivery	$14,934,411
Delayed delivery	218,704,547
TBA sale commitments, at value	112,348,218
Payable for fund shares redeemed	65,192,313
Distributions payable	429,023
Bi-lateral OTC swaps, at value	61,551
Other payables and accrued expenses	36,360
Total liabilities		411,706,423
Net Assets		$5,495,133,429
Net Assets consist of:
Paid in capital		$5,601,899,868
Undistributed net investment income		11,340,234
Accumulated undistributed net realized gain (loss) on investments		(15,171,049)
Net unrealized appreciation (depreciation) on investments		(102,935,624)
Net Assets, for 53,605,550 shares outstanding		$5,495,133,429
Net Asset Value, offering price and redemption price per share ($5,495,133,429 ÷ 53,605,550 shares)		$102.51

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Interest		$83,242,194
Income from Fidelity Central Funds		1,134,651
Total income		84,376,845
Expenses
Custodian fees and expenses	$43,872
Independent trustees' fees and expenses	12,038
Total expenses before reductions	55,910
Expense reductions	(1,229)
Total expenses after reductions		54,681
Net investment income (loss)		84,322,164
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(7,363,166)
Fidelity Central Funds	5,477
Swaps	370
Total net realized gain (loss)		(7,357,319)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(149,057,183)
Fidelity Central Funds	(5,477)
Swaps	1,075
Delayed delivery commitments	(168,459)
Total change in net unrealized appreciation (depreciation)		(149,230,044)
Net gain (loss)		(156,587,363)
Net increase (decrease) in net assets resulting from operations		$(72,265,199)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$84,322,164	$145,158,781
Net realized gain (loss)	(7,357,319)	14,111,135
Change in net unrealized appreciation (depreciation)	(149,230,044)	68,053,550
Net increase (decrease) in net assets resulting from operations	(72,265,199)	227,323,466
Distributions to shareholders from net investment income	(75,954,637)	(150,350,808)
Distributions to shareholders from net realized gain	–	(24,485,599)
Total distributions	(75,954,637)	(174,836,407)
Share transactions
Proceeds from sales of shares	143,572,012	633,714,833
Reinvestment of distributions	76,368,638	174,366,683
Cost of shares redeemed	(181,669,624)	(120,993,297)
Net increase (decrease) in net assets resulting from share transactions	38,271,026	687,088,219
Total increase (decrease) in net assets	(109,948,810)	739,575,278
Net Assets
Beginning of period	5,605,082,239	4,865,506,961
End of period	$5,495,133,429	$5,605,082,239
Other Information
Undistributed net investment income end of period	$11,340,234	$2,972,707
Shares
Sold	1,385,636	6,036,399
Issued in reinvestment of distributions	742,078	1,661,013
Redeemed	(1,771,248)	(1,149,806)
Net increase (decrease)	356,466	6,547,606

See accompanying notes which are an integral part of the financial statements.

Fidelity VIP Investment Grade Central Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$105.26	$104.18	$103.71	$106.70	$103.29	$108.89
Income from Investment Operations
Net investment income (loss)A	1.559	2.887	3.167	3.292	3.178	2.829
Net realized and unrealized gain (loss)	(2.897)	1.693	1.659	(3.071)	3.336	(4.398)
Total from investment operations	(1.338)	4.580	4.826	.221	6.514	(1.569)
Distributions from net investment income	(1.412)	(2.985)	(3.096)	(3.137)	(3.104)	(2.826)
Distributions from net realized gain	–	(.515)	(1.260)	(.074)	–	(1.205)
Total distributions	(1.412)	(3.500)	(4.356)	(3.211)	(3.104)	(4.031)
Net asset value, end of period	$102.51	$105.26	$104.18	$103.71	$106.70	$103.29
Total ReturnB,C	(1.27)%	4.46%	4.70%	.18%	6.37%	(1.46)%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	- %G	-%	-%	-%	-%	-%
Expenses net of all reductionsF	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	3.06%G	2.75%	3.00%	3.11%	3.01%	2.68%
Supplemental Data
Net assets, end of period (000 omitted)	$5,495,133	$5,605,082	$4,865,507	$4,611,536	$4,393,843	$3,945,749
Portfolio turnover rateH	95%G	110%	162%	248%	151%	333%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

Fidelity VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$29,608,294
Gross unrealized depreciation	(132,529,438)
Net unrealized appreciation (depreciation)	$(102,921,144)
Tax cost	$5,792,414,259

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(7,002,906)
Total no expiration	$(7,002,906)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$370	$1,075
Total Credit Risk	$370	$1,075

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $278,394,944 and $275,064,547, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $490.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,229.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund according to the following schedule.

Fund	Ownership %
VIP Asset Manager Portfolio	6.6%
VIP Asset Manager: Growth Portfolio	0.7%
VIP Balanced Portfolio	22.5%
VIP Investment Grade Bond Portfolio	70.2%

10. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Fidelity® VIP Investment Grade Central Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Actual	.0020%	$1,000.00	$987.30	$.01
Hypothetical-C		$1,000.00	$1,024.78	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPIGB-SANN-0818
1.705629.120

Fidelity® Variable Insurance Products: Asset Manager Portfolio Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Stocks as of June 30, 2018

% of fund's net assets
Microsoft Corp.	1.1
Amazon.com, Inc.	0.7
NVIDIA Corp.	0.5
UnitedHealth Group, Inc.	0.5
Becton, Dickinson & Co.	0.4
3.2

Top Five Market Sectors as of June 30, 2018

% of fund's net assets
Financials	13.6
Information Technology	10.0
Consumer Discretionary	7.4
Health Care	6.9
Investment Companies	5.8

Top Five Bond Issuers as of June 30, 2018

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	16.9
Fannie Mae	3.8
Freddie Mac	1.9
Ginnie Mae	1.7
Petroleos Mexicanos	0.7
25.0

Asset Allocation (% of fund's net assets)

As of June 30, 2018*
Stock Class and Equity Futures**	55.3%
Bond Class	38.4%
Short-Term Class	6.3%

 * Foreign investments - 18.8%

 ** Includes investment in Fidelity® Commodity Strategy Central Fund of 1.5%

Asset allocations in the pie chart reflects the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at institutional.fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.87% to 1.9% 8/16/18 to 9/20/18 (a)
(Cost $1,923,809)	1,930,000	1,924,005
	Shares	Value

Fixed-Income Funds - 41.7%
Fidelity Emerging Markets Debt Central Fund (b)	593,322	$5,571,296
Fidelity Floating Rate Central Fund (b)	109,593	11,262,864
Fidelity High Income Central Fund 1 (b)	180,659	16,877,166
Fidelity Inflation-Protected Bond Index Central Fund (b)	452,719	45,566,138
Fidelity International Credit Central Fund (b)	66,962	6,538,140
Fidelity VIP Investment Grade Central Fund (b)	3,538,102	362,690,868
iShares 20+ Year Treasury Bond ETF (c)	172,353	20,978,807
TOTAL FIXED-INCOME FUNDS
(Cost $468,598,441)		469,485,279

Money Market Funds - 4.3%
Fidelity Cash Central Fund, 1.93% (d)	12,135,089	12,137,516
Fidelity Money Market Central Fund, 2.29% (d)	35,370,897	35,374,434
Fidelity Securities Lending Cash Central Fund 1.92% (d)(e)	986,951	987,148
TOTAL MONEY MARKET FUNDS
(Cost $48,495,468)		48,499,098

Equity Funds - 53.9%
Domestic Equity Funds - 41.3%
Fidelity Commodity Strategy Central Fund (b)	2,461,143	16,883,438
Fidelity Consumer Discretionary Central Fund (b)	132,399	43,446,669
Fidelity Consumer Staples Central Fund (b)	116,931	23,464,527
Fidelity Energy Central Fund (b)	172,782	23,681,564
Fidelity Financials Central Fund (b)	694,339	72,225,182
Fidelity Health Care Central Fund (b)	132,214	57,371,432
Fidelity Industrials Central Fund (b)	132,907	37,770,959
Fidelity Information Technology Central Fund (b)	215,880	101,592,968
Fidelity Materials Central Fund (b)	45,676	11,372,856
Fidelity Real Estate Equity Central Fund (b)	44,096	4,836,884
Fidelity Telecom Services Central Fund (b)	42,215	7,331,421
Fidelity Utilities Central Fund (b)	65,049	12,155,711
iShares S&P 500 Index ETF	194,194	53,024,672

TOTAL DOMESTIC EQUITY FUNDS		465,158,283

International Equity Funds - 12.6%
Fidelity Emerging Markets Equity Central Fund (b)	116,011	26,764,866
Fidelity International Equity Central Fund (b)	1,227,259	103,310,657
iShares MSCI Japan ETF	213,533	12,365,696

TOTAL INTERNATIONAL EQUITY FUNDS		142,441,219

TOTAL EQUITY FUNDS
(Cost $512,033,463)		607,599,502
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,031,051,181)		1,127,507,884
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,166,002)
NET ASSETS - 100%		$1,126,341,882

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	397	Sept. 2018	$38,814,690	$1,170,032	$1,170,032

The notional amount of futures sold as a percentage of Net Assets is 3.4%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,924,005.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$186,104
Fidelity Consumer Discretionary Central Fund	136,205
Fidelity Consumer Staples Central Fund	208,698
Fidelity Emerging Markets Debt Central Fund	155,632
Fidelity Emerging Markets Equity Central Fund	190,009
Fidelity Energy Central Fund	105,558
Fidelity Financials Central Fund	428,614
Fidelity Floating Rate Central Fund	283,547
Fidelity Health Care Central Fund	230,534
Fidelity High Income Central Fund 1	556,619
Fidelity Industrials Central Fund	203,452
Fidelity Inflation-Protected Bond Index Central Fund	70,378
Fidelity Information Technology Central Fund	266,301
Fidelity International Credit Central Fund	39,645
Fidelity International Equity Central Fund	1,662,422
Fidelity Materials Central Fund	83,607
Fidelity Money Market Central Fund	436,059
Fidelity Real Estate Equity Central Fund	28,227
Fidelity Securities Lending Cash Central Fund	11,987
Fidelity Telecom Services Central Fund	96,131
Fidelity Utilities Central Fund	96,073
Fidelity VIP Investment Grade Central Fund	4,979,392
Total	$10,455,194

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$24,141,586	$154,498	$7,531,760	$322,810	$(203,696)	$16,883,438	3.0%
Fidelity Consumer Discretionary Central Fund	39,907,667	2,233,626	2,639,990	90,367	3,854,999	43,446,669	1.9
Fidelity Consumer Staples Central Fund	25,594,068	1,800,708	1,563,461	(63,477)	(2,303,311)	23,464,527	1.8
Fidelity Emerging Markets Debt Central Fund	6,149,917	204,318	352,906	(8,168)	(421,865)	5,571,296	4.3
Fidelity Emerging Markets Equity Central Fund	35,072,978	576,850	6,818,741	782,567	(2,848,788)	26,764,866	3.9
Fidelity Energy Central Fund	21,953,260	1,640,877	1,397,527	(7,776)	1,492,730	23,681,564	1.9
Fidelity Financials Central Fund	73,707,560	5,534,559	4,803,536	(38,213)	(2,175,188)	72,225,182	2.0
Fidelity Floating Rate Central Fund	11,607,545	381,621	706,572	37,569	(57,299)	11,262,864	0.5
Fidelity Health Care Central Fund	50,835,229	3,346,848	3,440,842	43,991	6,586,206	57,371,432	1.9
Fidelity High Income Central Fund 1	22,661,288	710,249	5,874,771	1,103,600	(1,723,200)	16,877,166	4.2
Fidelity Industrials Central Fund	38,362,342	3,501,126	2,614,523	(21,294)	(1,456,692)	37,770,959	1.9
Fidelity Inflation-Protected Bond Index Central Fund	38,335,640	9,807,811	2,641,943	(11,714)	76,344	45,566,138	4.0
Fidelity Information Technology Central Fund	89,977,814	8,016,484	6,508,259	97,951	10,008,978	101,592,968	1.8
Fidelity International Credit Central Fund	6,770,597	366,198	450,259	(5,078)	(143,318)	6,538,140	3.8
Fidelity International Equity Central Fund	132,600,366	2,650,688	26,782,126	2,787,807	(7,946,078)	103,310,657	3.9
Fidelity Materials Central Fund	11,835,527	916,688	781,619	(15,383)	(582,357)	11,372,856	1.9
Fidelity Real Estate Equity Central Fund	5,419,890	68,041	658,493	2,222	5,224	4,836,884	3.8
Fidelity Telecom Services Central Fund	7,600,063	603,917	495,470	(9,105)	(367,984)	7,331,421	1.9
Fidelity Utilities Central Fund	11,146,784	891,083	732,176	2,960	847,060	12,155,711	2.0
Fidelity VIP Investment Grade Central Fund	382,978,640	40,161,495	50,490,691	(497,446)	(9,461,130)	362,690,868	6.6
	$1,036,658,761	$83,567,685	$127,285,665	$4,594,190	$(6,819,365)	$990,715,606

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,924,005	$--	$1,924,005	$--
Fixed-Income Funds	469,485,279	469,485,279	--	--
Money Market Funds	48,499,098	48,499,098	--	--
Equity Funds	607,599,502	607,599,502	--	--
Total Investments in Securities:	$1,127,507,884	$1,125,583,879	$1,924,005	$--
Derivative Instruments:
Assets
Futures Contracts	$1,170,032	$1,170,032	$--	$--
Total Assets	$1,170,032	$1,170,032	$--	$--
Total Derivative Instruments:	$1,170,032	$1,170,032	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,170,032	$0
Total Equity Risk	1,170,032	0
Total Value of Derivatives	$1,170,032	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets (Unaudited) is as follows. The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

U.S. Government and U.S. Government Agency Obligations	25.1%
AAA,AA,A	2.2%
BBB	7.0%
BB	3.4%
B	1.4%
CCC,CC,C	0.3%
Not Rated	1.6%
Equities	54.3%
Short-Term Investments and Net Other Assets	4.7%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	81.2%
United Kingdom	2.6%
Japan	2.3%
Canada	1.5%
Cayman Islands	1.3%
Netherlands	1.3%
Germany	1.1%
Others (Individually Less Than 1%)	8.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $961,588) — See accompanying schedule: Unaffiliated issuers (cost $85,081,654)	$88,293,180
Fidelity Central Funds (cost $945,969,527)	1,039,214,704
Total Investment in Securities (cost $1,031,051,181)		$1,127,507,884
Receivable for investments sold		518,415
Receivable for fund shares sold		142,736
Dividends receivable		193,378
Distributions receivable from Fidelity Central Funds		74,436
Other receivables		46,478
Total assets		1,128,483,327
Liabilities
Payable for fund shares redeemed	$255,918
Accrued management fee	465,409
Distribution and service plan fees payable	4,777
Payable for daily variation margin on futures contracts	244,155
Other affiliated payables	115,388
Other payables and accrued expenses	70,273
Collateral on securities loaned	985,525
Total liabilities		2,141,445
Net Assets		$1,126,341,882
Net Assets consist of:
Paid in capital		$1,020,117,098
Undistributed net investment income		7,552,353
Accumulated undistributed net realized gain (loss) on investments		1,045,696
Net unrealized appreciation (depreciation) on investments		97,626,735
Net Assets		$1,126,341,882
Initial Class:
Net Asset Value, offering price and redemption price per share ($886,768,924 ÷ 59,531,387 shares)		$14.90
Service Class:
Net Asset Value, offering price and redemption price per share ($4,896,467 ÷ 331,912 shares)		$14.75
Service Class 2:
Net Asset Value, offering price and redemption price per share ($20,231,501 ÷ 1,394,461 shares)		$14.51
Investor Class:
Net Asset Value, offering price and redemption price per share ($214,444,990 ÷ 14,496,563 shares)		$14.79

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends		$741,232
Interest		5,964
Income from Fidelity Central Funds		10,455,194
Total income		11,202,390
Expenses
Management fee	$2,828,015
Transfer agent fees	455,747
Distribution and service plan fees	28,621
Accounting and security lending fees	239,087
Custodian fees and expenses	1,083
Independent trustees' fees and expenses	2,464
Audit	38,791
Legal	3,532
Miscellaneous	4,652
Total expenses before reductions	3,601,992
Expense reductions	(10,165)
Total expenses after reductions		3,591,827
Net investment income (loss)		7,610,563
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,175,660
Fidelity Central Funds	4,602,915
Futures contracts	298,881
Total net realized gain (loss)		7,077,456
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(2,697,236)
Fidelity Central Funds	(6,820,345)
Futures contracts	1,170,032
Total change in net unrealized appreciation (depreciation)		(8,347,549)
Net gain (loss)		(1,270,093)
Net increase (decrease) in net assets resulting from operations		$6,340,470

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,610,563	$17,739,065
Net realized gain (loss)	7,077,456	56,482,409
Change in net unrealized appreciation (depreciation)	(8,347,549)	78,489,067
Net increase (decrease) in net assets resulting from operations	6,340,470	152,710,541
Distributions to shareholders from net investment income	(533,473)	(21,295,471)
Distributions to shareholders from net realized gain	(30,639,935)	(129,896,975)
Total distributions	(31,173,408)	(151,192,446)
Share transactions - net increase (decrease)	(25,641,180)	33,637,892
Total increase (decrease) in net assets	(50,474,118)	35,155,987
Net Assets
Beginning of period	1,176,816,000	1,141,660,013
End of period	$1,126,341,882	$1,176,816,000
Other Information
Undistributed net investment income end of period	$7,552,353	$475,263

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Asset Manager Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.23	$15.29	$15.76	$17.15	$17.24	$15.17
Income from Investment Operations
Net investment income (loss)A	.10	.23	.24	.27	.27	.23
Net realized and unrealized gain (loss)	(.02)	1.76	.18	(.22)	.72	2.15
Total from investment operations	.08	1.99	.42	.05	.99	2.38
Distributions from net investment income	(.01)	(.29)	(.23)	(.26)	(.27)	(.26)
Distributions from net realized gain	(.40)	(1.76)	(.66)	(1.17)	(.81)	(.04)
Total distributions	(.41)	(2.05)	(.89)	(1.44)B	(1.08)	(.31)C
Net asset value, end of period	$14.90	$15.23	$15.29	$15.76	$17.15	$17.24
Total ReturnD,E,F	.58%	14.03%	3.14%	.14%	5.83%	15.71%
Ratios to Average Net AssetsG,H
Expenses before reductions	.61%I	.61%	.62%	.62%	.61%	.62%
Expenses net of fee waivers, if any	.60%I	.61%	.61%	.62%	.61%	.62%
Expenses net of all reductions	.60%I	.61%	.61%	.61%	.61%	.61%
Net investment income (loss)	1.34%I	1.54%	1.57%	1.65%	1.54%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$886,769	$937,508	$932,248	$1,008,018	$1,117,675	$1,160,093
Portfolio turnover rateJ	20%I	26%	108%	39%	30%	41%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.44 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $1.174 per share.

 C Total distributions of $.31 per share is comprised of distributions from net investment income of $.264 and distributions from net realized gain of $.041 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .07%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.09	$15.16	$15.64	$17.03	$17.13	$15.08
Income from Investment Operations
Net investment income (loss)A	.09	.21	.22	.25	.25	.21
Net realized and unrealized gain (loss)	(.02)	1.75	.18	(.22)	.71	2.13
Total from investment operations	.07	1.96	.40	.03	.96	2.34
Distributions from net investment income	(.01)	(.27)	(.22)	(.24)	(.25)	(.24)
Distributions from net realized gain	(.40)	(1.76)	(.66)	(1.17)	(.81)	(.04)
Total distributions	(.41)	(2.03)	(.88)	(1.42)B	(1.06)	(.29)C
Net asset value, end of period	$14.75	$15.09	$15.16	$15.64	$17.03	$17.13
Total ReturnD,E,F	.52%	13.94%	3.01%	.03%	5.69%	15.53%
Ratios to Average Net AssetsG,H
Expenses before reductions	.71%I	.71%	.72%	.72%	.73%	.74%
Expenses net of fee waivers, if any	.70%I	.71%	.71%	.72%	.73%	.73%
Expenses net of all reductions	.70%I	.71%	.71%	.72%	.73%	.73%
Net investment income (loss)	1.24%I	1.44%	1.47%	1.54%	1.43%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$4,896	$5,004	$5,437	$5,806	$6,990	$7,970
Portfolio turnover rateJ	20%I	26%	108%	39%	30%	41%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.42 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $1.174 per share.

 C Total distributions of $.29 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.041 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .07%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.86	$14.96	$15.45	$16.83	$16.94	$14.92
Income from Investment Operations
Net investment income (loss)A	.08	.19	.20	.23	.22	.18
Net realized and unrealized gain (loss)	(.02)	1.71	.17	(.21)	.70	2.10
Total from investment operations	.06	1.90	.37	.02	.92	2.28
Distributions from net investment income	(.01)	(.25)	(.20)	(.22)	(.22)	(.22)
Distributions from net realized gain	(.40)	(1.76)	(.66)	(1.17)	(.81)	(.04)
Total distributions	(.41)	(2.00)B	(.86)	(1.40)C	(1.03)	(.26)
Net asset value, end of period	$14.51	$14.86	$14.96	$15.45	$16.83	$16.94
Total ReturnD,E,F	.45%	13.74%	2.84%	(.06)%	5.54%	15.34%
Ratios to Average Net AssetsG,H
Expenses before reductions	.86%I	.86%	.87%	.87%	.88%	.88%
Expenses net of fee waivers, if any	.85%I	.86%	.86%	.87%	.88%	.88%
Expenses net of all reductions	.85%I	.86%	.86%	.87%	.87%	.88%
Net investment income (loss)	1.09%I	1.29%	1.32%	1.39%	1.28%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$20,232	$20,807	$21,651	$24,520	$28,230	$31,119
Portfolio turnover rateJ	20%I	26%	108%	39%	30%	41%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.00 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $1.757 per share.

 C Total distributions of $1.40 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $1.174 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .07%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.13	$15.20	$15.68	$17.07	$17.17	$15.11
Income from Investment Operations
Net investment income (loss)A	.09	.22	.23	.26	.25	.21
Net realized and unrealized gain (loss)	(.02)	1.74	.17	(.22)	.72	2.14
Total from investment operations	.07	1.96	.40	.04	.97	2.35
Distributions from net investment income	(.01)	(.28)	(.22)	(.25)	(.26)	(.25)
Distributions from net realized gain	(.40)	(1.76)	(.66)	(1.17)	(.81)	(.04)
Total distributions	(.41)	(2.03)B	(.88)	(1.43)C	(1.07)	(.29)
Net asset value, end of period	$14.79	$15.13	$15.20	$15.68	$17.07	$17.17
Total ReturnD,E,F	.51%	13.95%	3.01%	.07%	5.73%	15.62%
Ratios to Average Net AssetsG,H
Expenses before reductions	.68%I	.69%	.70%	.70%	.70%	.71%
Expenses net of fee waivers, if any	.68%I	.69%	.70%	.70%	.70%	.70%
Expenses net of all reductions	.68%I	.69%	.69%	.69%	.69%	.70%
Net investment income (loss)	1.26%I	1.46%	1.49%	1.57%	1.46%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$214,445	$213,497	$182,324	$192,234	$180,160	$138,902
Portfolio turnover rateJ	20%I	26%	108%	39%	30%	41%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.03 per share is comprised of distributions from net investment income of $.276 and distributions from net realized gain of $1.757 per share.

 C Total distributions of $1.43 per share is comprised of distributions from net investment income of $.251 and distributions from net realized gain of $1.174 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .07%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

VIP Asset Manager Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	.05%
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Restricted Securities	Less than .005% to .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures	.07%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	.05%
Fidelity High Income Central Fund 1	FMRC	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity High Income Central Fund 2	FMRC	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity Specialized High Income Central Fund	FMRC	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity VIP Investment Grade Central Fund	FIMM	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swaps	Less than .005%
Fidelity International Credit Central Fund	FMRC	Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.	Foreign Securities Forward Foreign Currency Contracts Futures Options Restricted Securities Swaps	.01%
Fidelity Money Market Central Funds	FIMM	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at institutional.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2018, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $44,294 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$107,029,093
Gross unrealized depreciation	(4,437,145)
Net unrealized appreciation (depreciation)	$102,591,948
Tax cost	$1,026,085,968

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, aggregated $109,523,477 and $136,527,425, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .49% of the Fund's average net assets.

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$2,462
Service Class 2	26,159
$28,621

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .15% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$294,163
Service Class	1,585
Service Class 2	6,736
Investor Class	153,263
$455,747

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,677 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $11,987. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $4,171 for the period.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $144.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5,850.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2018	Year ended December 31, 2017
From net investment income
Initial Class	$424,894	$17,221,395
Service Class	2,276	88,590
Service Class 2	8,330	334,864
Investor Class	97,973	3,650,622
Total	$533,473	$21,295,471
From net realized gain
Initial Class	$24,340,357	$105,443,540
Service Class	130,392	614,590
Service Class 2	556,709	2,471,533
Investor Class	5,612,477	21,367,312
Total	$30,639,935	$129,896,975

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2018	Year ended December 31, 2017	Six months ended June 30, 2018	Year ended December 31, 2017
Initial Class
Shares sold	672,165	1,545,508	$10,113,179	$23,303,863
Reinvestment of distributions	1,704,422	8,456,436	24,765,251	122,664,935
Shares redeemed	(4,405,989)	(9,429,410)	(66,043,114)	(142,193,085)
Net increase (decrease)	(2,029,402)	572,534	$(31,164,684)	$3,775,713
Service Class
Shares sold	9,389	32,246	$139,142	$490,318
Reinvestment of distributions	9,213	48,970	132,668	703,180
Shares redeemed	(18,230)	(108,242)	(273,489)	(1,616,243)
Net increase (decrease)	372	(27,026)	$(1,679)	$(422,745)
Service Class 2
Shares sold	106,445	115,984	$1,549,254	$1,717,563
Reinvestment of distributions	39,876	198,362	565,039	2,806,397
Shares redeemed	(151,954)	(361,686)	(2,206,391)	(5,269,021)
Net increase (decrease)	(5,633)	(47,340)	$(92,098)	$(745,061)
Investor Class
Shares sold	814,720	1,515,351	$12,132,613	$22,923,652
Reinvestment of distributions	395,461	1,732,942	5,710,450	25,017,934
Shares redeemed	(822,173)	(1,134,202)	(12,225,782)	(16,911,601)
Net increase (decrease)	388,008	2,114,091	$5,617,281	$31,029,985

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 40% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 27% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Initial Class	.60%
Actual		$1,000.00	$1,005.80	$2.98
Hypothetical-C		$1,000.00	$1,021.82	$3.01
Service Class	.70%
Actual		$1,000.00	$1,005.20	$3.48
Hypothetical-C		$1,000.00	$1,021.32	$3.51
Service Class 2.85%
Actual		$1,000.00	$1,004.50	$4.22
Hypothetical-C		$1,000.00	$1,020.58	$4.26
Investor Class	.68%
Actual		$1,000.00	$1,005.10	$3.38
Hypothetical-C		$1,000.00	$1,021.42	$3.41

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .07%.

 C 5% return per year before expenses

VIPAM-SANN-0818
1.705701.120

Fidelity® Variable Insurance Products: Strategic Income Portfolio Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Holdings as of June 30, 2018

(by issuer, excluding cash equivalents)	% of fund's net assets
U.S. Treasury Obligations	16.2
Freddie Mac	2.1
Ginnie Mae guaranteed REMIC pass-thru certificates	2.1
Japan Government	2.1
Ally Financial, Inc.	1.8
24.3

Top Five Market Sectors as of June 30, 2018

% of fund's net assets
Financials	12.7
Consumer Discretionary	10.4
Energy	8.2
Information Technology	5.5
Materials	4.7

Quality Diversification (% of fund's net assets)

As of June 30, 2018
U.S. Government and U.S. Government Agency Obligations*	22.9%
AAA,AA,A	8.0%
BBB	6.3%
BB	21.9%
B	21.6%
CCC,CC,C	5.4%
Not Rated	1.9%
Equities	6.0%
Short-Term Investments and Net Other Assets	6.0%

 * Includes NCUA Guaranteed Notes

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2018*,**
Preferred Securities	4.2%
Corporate Bonds	37.2%
U.S. Government and U.S. Government Agency Obligations***	22.9%
Foreign Government & Government Agency Obligations	12.2%
Bank Loan Obligations	10.5%
Stocks	6.0%
Other Investments	1.0%
Short-Term Investments and Net Other Assets (Liabilities)	6.0%

 * Foreign investments - 30.9%

 ** Futures and Swaps - 1.9%

 *** Includes NCUA Guaranteed Notes

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 36.9%
		Principal Amount(a)	Value
Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind (b)		$599,427	$389,628
Media - 0.3%
DISH Network Corp. 3.375% 8/15/26		3,820,000	3,700,037
TOTAL CONSUMER DISCRETIONARY			4,089,665
Nonconvertible Bonds - 36.6%
CONSUMER DISCRETIONARY - 5.8%
Auto Components - 0.3%
Allison Transmission, Inc. 5% 10/1/24 (c)		635,000	624,681
Delphi Technologies PLC 5% 10/1/25 (c)		680,000	648,550
Exide Technologies 11% 4/30/22 pay-in-kind (b)(c)		586,899	525,275
Metalsa SA de CV 4.9% 4/24/23 (c)		1,640,000	1,594,900
Tenedora Nemak SA de CV 4.75% 1/23/25 (c)		210,000	198,555
Tenneco, Inc. 5% 7/15/26		450,000	401,850
			3,993,811
Automobiles - 0.1%
Tesla, Inc. 5.3% 8/15/25 (c)		1,535,000	1,366,150
Distributors - 0.0%
LKQ Corp. 4.75% 5/15/23		115,000	114,425
Diversified Consumer Services - 0.1%
Laureate Education, Inc. 8.25% 5/1/25 (c)		1,710,000	1,824,365
Hotels, Restaurants & Leisure - 1.9%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5% 10/15/25 (c)		2,085,000	1,972,827
Boyd Gaming Corp. 6% 8/15/26 (c)		325,000	320,531
Cedar Fair LP/Canada's Wonderland Co. 5.375% 4/15/27		345,000	339,825
Choice Hotels International, Inc. 5.75% 7/1/22		145,000	150,438
Churchill Downs, Inc. 4.75% 1/15/28 (c)		465,000	430,125
Eldorado Resorts, Inc. 6% 4/1/25		630,000	630,788
FelCor Lodging LP 6% 6/1/25		565,000	579,125
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25		615,000	615,000
5.75% 6/1/28		485,000	488,638
Golden Nugget, Inc.:
6.75% 10/15/24 (c)		1,135,000	1,135,204
8.75% 10/1/25 (c)		1,235,000	1,268,604
Hilton Domestic Operating Co., Inc. 5.125% 5/1/26 (c)		925,000	908,813
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		925,000	901,875
4.875% 4/1/27		435,000	419,775
Jacobs Entertainment, Inc. 7.875% 2/1/24 (c)		150,000	156,750
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (c)		475,000	448,875
5% 6/1/24 (c)		475,000	468,920
5.25% 6/1/26 (c)		3,225,000	3,176,625
LHMC Finco SARL 7.875% 12/20/23 (c)		600,000	584,220
LTF Merger Sub, Inc. 8.5% 6/15/23 (c)		380,000	395,200
MCE Finance Ltd. 4.875% 6/6/25 (c)		1,062,000	1,003,036
Merlin Entertainments PLC 5.75% 6/15/26 (c)		615,000	624,287
MGM Growth Properties Operating Partnership LP 5.625% 5/1/24		365,000	369,563
MGM Mirage, Inc. 5.75% 6/15/25		755,000	762,550
Penn National Gaming, Inc. 5.625% 1/15/27 (c)		120,000	113,100
Scientific Games Corp.:
5% 10/15/25 (c)		980,000	933,450
10% 12/1/22		1,276,000	1,361,454
Silversea Cruises 7.25% 2/1/25 (c)		255,000	275,426
Six Flags Entertainment Corp.:
4.875% 7/31/24 (c)		715,000	694,766
5.5% 4/15/27 (c)		380,000	368,965
Stars Group Holdings BV 7% 7/15/26 (c)(d)		640,000	646,400
Station Casinos LLC 5% 10/1/25 (c)		620,000	582,800
Studio City Co. Ltd.:
5.875% 11/30/19 (c)		420,000	424,200
7.25% 11/30/21 (c)		1,085,000	1,120,263
Viking Cruises Ltd. 5.875% 9/15/27 (c)		595,000	562,275
Voc Escrow Ltd. 5% 2/15/28 (c)		545,000	514,867
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (c)		1,410,000	1,318,350
Wynn Macau Ltd.:
4.875% 10/1/24 (c)		855,000	816,269
5.5% 10/1/27 (c)		1,230,000	1,174,650
			29,058,829
Household Durables - 0.5%
Lennar Corp. 4.75% 11/29/27		620,000	579,514
LGI Homes, Inc. 6.875% 7/15/26 (c)		605,000	603,488
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (c)		285,000	281,438
5.75% 10/15/20		2,476,070	2,485,355
7% 7/15/24 (c)		360,000	367,650
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (c)		435,000	432,825
Toll Brothers Finance Corp. 4.375% 4/15/23		1,106,000	1,083,880
TRI Pointe Homes, Inc.:
4.375% 6/15/19		320,000	321,664
5.875% 6/15/24		780,000	774,150
William Lyon Homes, Inc.:
5.875% 1/31/25		380,000	359,575
6% 9/1/23 (c)		375,000	370,204
			7,659,743
Internet & Direct Marketing Retail - 0.6%
Netflix, Inc.:
4.375% 11/15/26		640,000	602,880
4.875% 4/15/28 (c)		1,465,000	1,396,394
5.375% 2/1/21 (c)		420,000	431,676
5.75% 3/1/24		612,000	627,361
5.875% 2/15/25		1,395,000	1,430,977
5.875% 11/15/28 (c)		2,845,000	2,872,597
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (c)		1,605,000	1,576,913
6% 4/1/23		580,000	590,150
6.375% 5/15/25		120,000	122,250
			9,651,198
Media - 2.2%
Altice SA 7.625% 2/15/25 (c)		925,000	851,000
Altice U.S. Finance SA 5.5% 5/15/26 (c)		1,780,000	1,717,700
Block Communications, Inc. 6.875% 2/15/25 (c)		480,000	478,800
Cablevision SA 6.5% 6/15/21 (c)		420,000	417,287
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (c)		1,530,000	1,399,950
5.125% 2/15/23		1,565,000	1,548,865
5.125% 5/1/23 (c)		720,000	710,784
5.125% 5/1/27 (c)		2,570,000	2,399,738
5.375% 5/1/25 (c)		720,000	696,600
5.5% 5/1/26 (c)		2,450,000	2,375,765
5.75% 9/1/23		500,000	503,750
5.75% 1/15/24		555,000	556,388
5.75% 2/15/26 (c)		1,030,000	1,011,975
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.125% 12/15/21 (c)		1,490,000	1,480,688
7.5% 4/1/28 (c)		1,540,000	1,558,788
CSC Holdings LLC 5.375% 2/1/28 (c)		890,000	823,250
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (c)		590,000	553,426
4.875% 4/11/22 (c)		250,000	245,625
5.125% 3/31/27 (c)		205,000	190,396
iHeartCommunications, Inc. 11.25% 3/1/21 (c)(e)		630,000	466,200
Liberty Media Corp.:
8.25% 2/1/30		1,610,000	1,707,647
8.5% 7/15/29		270,000	290,250
Lions Gate Entertainment Corp. 5.875% 11/1/24 (c)		215,000	217,688
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)		1,892,145	1,863,763
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (c)		295,000	289,867
Quebecor Media, Inc. 5.75% 1/15/23		790,000	805,800
Sirius XM Radio, Inc.:
4.625% 5/15/23 (c)		260,000	254,475
5% 8/1/27 (c)		615,000	573,488
5.375% 4/15/25 (c)		620,000	611,475
5.375% 7/15/26 (c)		620,000	596,750
Tegna, Inc. 5.5% 9/15/24 (c)		410,000	410,000
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		1,900,000	1,853,450
Videotron Ltd. 5.125% 4/15/27 (c)		615,000	596,673
VTR Finance BV 6.875% 1/15/24 (c)		1,000,000	1,004,700
WMG Acquisition Corp. 5.625% 4/15/22 (c)		103,000	105,306
Ziggo Bond Finance BV 6% 1/15/27 (c)		635,000	586,581
Ziggo Secured Finance BV 5.5% 1/15/27 (c)		1,270,000	1,186,307
			32,941,195
Specialty Retail - 0.1%
Penske Automotive Group, Inc. 5.5% 5/15/26		460,000	450,800
Sonic Automotive, Inc.:
5% 5/15/23		85,000	81,175
6.125% 3/15/27		310,000	292,950
			824,925
Textiles, Apparel & Luxury Goods - 0.0%
Tecpetrol SA 4.875% 12/12/22 (c)		170,000	156,774
TOTAL CONSUMER DISCRETIONARY			87,591,415
CONSUMER STAPLES - 1.4%
Beverages - 0.0%
Central American Bottling Corp. 5.75% 1/31/27 (c)		105,000	104,475
Food & Staples Retailing - 0.1%
ESAL GmbH 6.25% 2/5/23 (c)		1,705,000	1,587,798
Minerva Luxembourg SA 6.5% 9/20/26 (c)		380,000	348,175
			1,935,973
Food Products - 1.0%
B&G Foods, Inc. 4.625% 6/1/21		565,000	556,525
CF Industries Holdings, Inc.:
4.95% 6/1/43		610,000	513,547
5.15% 3/15/34		615,000	570,413
5.375% 3/15/44		615,000	542,738
JBS Investments GmbH:
7.25% 4/3/24 (c)		2,205,000	2,135,631
7.75% 10/28/20 (c)		560,000	569,800
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (c)		1,030,000	957,900
5.875% 7/15/24 (c)		1,812,000	1,730,460
6.75% 2/15/28 (c)		925,000	873,848
7.25% 6/1/21 (c)		350,000	353,500
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (c)		425,000	413,313
4.875% 11/1/26 (c)		430,000	418,175
Pilgrim's Pride Corp.:
5.75% 3/15/25 (c)		925,000	888,000
5.875% 9/30/27 (c)		360,000	333,900
Post Holdings, Inc.:
5% 8/15/26 (c)		2,440,000	2,275,300
5.5% 3/1/25 (c)		530,000	517,413
5.75% 3/1/27 (c)		405,000	390,825
TreeHouse Foods, Inc. 4.875% 3/15/22		200,000	200,250
			14,241,538
Household Products - 0.1%
Edgewell Personal Care Co. 5.5% 6/15/25 (c)		375,000	368,438
Spectrum Brands Holdings, Inc. 5.75% 7/15/25		600,000	592,500
			960,938
Personal Products - 0.1%
First Quality Finance Co., Inc. 5% 7/1/25 (c)		490,000	448,350
Prestige Brands, Inc. 5.375% 12/15/21 (c)		725,000	725,000
			1,173,350
Tobacco - 0.1%
BAT International Finance PLC 2.25% 1/16/30	EUR	1,715,000	1,993,913
TOTAL CONSUMER STAPLES			20,410,187
ENERGY - 6.2%
Energy Equipment & Services - 0.9%
Borets Finance DAC 6.5% 4/7/22 (c)		310,000	308,450
Compressco Partners LP/Compressco Finance, Inc. 7.5% 4/1/25 (c)		615,000	617,306
Ensco PLC:
4.5% 10/1/24		665,000	547,794
5.2% 3/15/25		420,000	348,600
5.75% 10/1/44		600,000	423,750
7.75% 2/1/26		685,000	647,120
Exterran Energy Solutions LP 8.125% 5/1/25		575,000	606,625
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		385,000	381,150
Forum Energy Technologies, Inc. 6.25% 10/1/21		715,000	713,213
Hornbeck Offshore Services, Inc. 5.875% 4/1/20		415,000	309,175
Jonah Energy LLC 7.25% 10/15/25 (c)		650,000	524,875
Noble Holding International Ltd.:
6.2% 8/1/40		235,000	169,200
7.875% 2/1/26 (c)		1,210,000	1,246,300
7.95% 4/1/25 (b)		520,000	483,600
8.95% 4/1/45 (b)		120,000	109,500
SESI LLC 7.75% 9/15/24		365,000	374,581
Southern Gas Corridor CJSC 6.875% 3/24/26 (c)		610,000	657,653
Summit Midstream Holdings LLC 5.75% 4/15/25		440,000	418,000
The Oil and Gas Holding Co. 7.5% 10/25/27 (c)		500,000	444,562
Transocean Guardian Ltd. 5.875% 1/15/24 (c)(d)		860,000	857,850
Transocean, Inc.:
7.5% 1/15/26 (c)		645,000	655,078
9% 7/15/23 (c)		1,330,000	1,431,413
Trinidad Drilling Ltd. 6.625% 2/15/25 (c)		250,000	240,625
Unit Corp. 6.625% 5/15/21		120,000	119,700
Weatherford International, Inc. 9.875% 3/1/25 (c)		770,000	773,850
			13,409,970
Oil, Gas & Consumable Fuels - 5.3%
American Energy-Permian Basin LLC/AEPB Finance Corp. 13% 11/30/20 (c)		940,000	1,038,700
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24		245,000	246,838
Antero Resources Corp.:
5.125% 12/1/22		45,000	45,113
5.625% 6/1/23 (Reg. S)		560,000	567,000
Antero Resources Finance Corp. 5.375% 11/1/21		295,000	298,688
California Resources Corp. 8% 12/15/22 (c)		300,000	272,250
Callon Petroleum Co. 6.125% 10/1/24		225,000	227,813
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		380,000	384,750
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27		630,000	624,488
5.875% 3/31/25		790,000	821,600
7% 6/30/24		710,000	773,900
Chesapeake Energy Corp.:
8% 12/15/22 (c)		1,222,000	1,282,733
8% 1/15/25		345,000	351,365
Citgo Holding, Inc. 10.75% 2/15/20 (c)		3,117,000	3,315,709
CNX Midstream Partners LP 6.5% 3/15/26 (c)		335,000	325,788
Concho Resources, Inc. 4.375% 1/15/25		630,000	632,658
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.0906% 6/15/22 (b)(c)(f)		155,000	155,058
6.5% 5/15/26 (c)		615,000	608,850
6.875% 6/15/25 (c)		310,000	318,138
Continental Resources, Inc. 4.375% 1/15/28		775,000	770,458
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25		465,000	464,419
6.25% 4/1/23		1,975,000	2,014,500
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		1,070,000	1,091,400
Denbury Resources, Inc.:
4.625% 7/15/23		705,000	615,324
5.5% 5/1/22		1,945,000	1,789,400
6.375% 8/15/21		1,050,000	1,005,375
9% 5/15/21 (c)		2,465,000	2,605,998
Diamondback Energy, Inc.:
4.75% 11/1/24		540,000	526,500
5.375% 5/31/25		255,000	255,000
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (b)		945,000	972,046
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (c)		265,000	257,050
5.75% 1/30/28 (c)		265,000	258,375
Energy Transfer Equity LP 5.5% 6/1/27		860,000	860,000
EnLink Midstream Partners LP:
4.15% 6/1/25		465,000	429,632
4.4% 4/1/24		460,000	442,335
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (c)		2,075,000	2,121,688
8% 11/29/24 (c)		350,000	353,500
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (c)		365,000	382,338
Frontera Energy Corp. 9.7% 6/25/23 (c)		415,000	411,369
Genesis Energy LP/Genesis Energy Finance Corp. 6.25% 5/15/26		465,000	438,263
Georgian Oil & Gas Corp. 6.75% 4/26/21 (c)		495,000	497,396
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		130,000	126,100
7% 6/15/23		580,000	575,650
Gran Tierra Energy International Holdings Ltd. 6.25% 2/15/25 (c)		225,000	211,219
Hess Infrastructure Partners LP 5.625% 2/15/26 (c)		795,000	793,013
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (c)		510,000	494,700
5.75% 10/1/25 (c)		580,000	578,550
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (c)		390,000	393,900
Indigo Natural Resources LLC 6.875% 2/15/26 (c)		710,000	686,925
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (c)		755,000	739,685
Jupiter Resources, Inc. 8.5% 10/1/22 (c)		360,000	146,700
KazMunaiGaz Finance Sub BV:
4.75% 4/24/25 (c)		295,000	295,000
6.375% 10/24/48 (c)		170,000	171,658
Kosmos Energy Ltd.:
7.875% 8/1/21 (c)		1,020,000	1,036,575
7.875% 8/1/21 (c)		1,140,000	1,158,525
Murphy Oil U.S.A., Inc. 5.625% 5/1/27		305,000	298,138
Newfield Exploration Co.:
5.375% 1/1/26		475,000	485,688
5.625% 7/1/24		75,000	79,031
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25		625,000	590,625
NGPL PipeCo LLC:
4.375% 8/15/22 (c)		150,000	148,500
4.875% 8/15/27 (c)		150,000	148,125
Nostrum Oil & Gas Finance BV 8% 7/25/22 (c)		1,785,000	1,693,965
Pan American Energy LLC 7.875% 5/7/21 (c)		990,000	1,016,304
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (c)		380,000	373,350
5.625% 10/15/27 (c)		300,000	297,750
6.25% 6/1/24 (c)		420,000	435,750
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23		1,695,000	1,754,325
7.25% 6/15/25		1,145,000	1,203,681
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		435,000	438,806
PDC Energy, Inc. 6.125% 9/15/24		200,000	204,000
Pemex Project Funding Master Trust:
6.625% 6/15/35		1,615,000	1,578,663
8.625% 12/1/23 (b)		250,000	285,034
Petrobras Energia SA 7.375% 7/21/23 (c)		620,000	591,480
Petrobras Global Finance BV:
5.999% 1/27/28 (c)		451,000	409,914
6.125% 1/17/22		633,000	643,761
6.25% 3/17/24		570,000	565,155
8.75% 5/23/26		2,815,000	3,047,238
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		119,000	107,636
Petroleos de Venezuela SA:
5.375% 4/12/27 (e)		480,000	110,400
6% 5/16/24 (c)(e)		385,000	81,120
6% 11/15/26 (c)(e)		930,000	195,300
12.75% 2/17/22 (c)(e)		110,000	28,270
Petroleos Mexicanos:
4.625% 9/21/23		100,000	98,600
4.875% 1/18/24		110,000	108,589
6.375% 1/23/45		815,000	750,615
6.5% 6/2/41		2,680,000	2,520,272
6.625% (c)(g)		730,000	687,930
6.75% 9/21/47		1,613,000	1,533,157
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (Reg. S)		100,000	102,875
PT Pertamina Persero 6.5% 5/27/41 (c)		175,000	184,153
QEP Resources, Inc. 5.25% 5/1/23		610,000	596,275
Range Resources Corp. 5% 3/15/23		960,000	932,640
RSP Permian, Inc.:
5.25% 1/15/25		220,000	235,180
6.625% 10/1/22		230,000	241,661
Sabine Pass Liquefaction LLC:
5% 3/15/27		955,000	970,133
5.875% 6/30/26		925,000	991,755
SemGroup Corp.:
6.375% 3/15/25		310,000	294,500
7.25% 3/15/26		580,000	568,400
SM Energy Co.:
5.625% 6/1/25		280,000	270,200
6.75% 9/15/26		250,000	250,625
Southern Star Central Corp. 5.125% 7/15/22 (c)		320,000	319,200
Southwestern Energy Co.:
4.1% 3/15/22		910,000	869,050
7.5% 4/1/26		470,000	486,450
7.75% 10/1/27		420,000	434,700
SRC Energy, Inc. 6.25% 12/1/25 (c)		380,000	379,525
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23 (c)		465,000	446,400
5.5% 2/15/26 (c)		595,000	563,763
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/28 (c)		620,000	576,600
5.125% 2/1/25		320,000	316,000
5.375% 2/1/27		320,000	310,400
5.875% 4/15/26 (c)		925,000	931,938
Teekay Corp. 8.5% 1/15/20		880,000	906,400
Teine Energy Ltd. 6.875% 9/30/22 (c)		590,000	595,900
Tennessee Gas Pipeline Co. 7.625% 4/1/37		50,000	60,243
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.375% 5/1/24		245,000	261,538
Transportadora de Gas del Sur SA 6.75% 5/2/25 (c)		1,065,000	974,475
Tullow Oil PLC 7% 3/1/25 (c)		280,000	265,370
Ultra Resources, Inc.:
6.875% 4/15/22 (c)		460,000	348,450
7.125% 4/15/25 (c)		305,000	214,263
Whiting Petroleum Corp. 6.625% 1/15/26 (c)		425,000	438,281
WPX Energy, Inc.:
5.25% 9/15/24		490,000	482,038
5.75% 6/1/26		465,000	467,186
6% 1/15/22		730,000	759,200
YPF SA:
7% 12/15/47 (c)		745,000	562,475
8.5% 3/23/21 (c)		445,000	452,343
8.75% 4/4/24 (c)		1,805,000	1,778,106
			80,611,868
TOTAL ENERGY			94,021,838
FINANCIALS - 8.4%
Banks - 2.6%
Access Bank PLC:
9.25% 6/24/21 (b)(c)		450,000	439,313
10.5% 10/19/21 (c)		95,000	98,487
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(c)		330,000	298,073
Banco de Bogota SA 6.25% 5/12/26 (c)		270,000	275,570
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (c)		500,000	502,500
Banco Do Brasil SA:
4.625% 1/15/25 (c)		280,000	257,953
4.875% 4/19/23 (c)		280,000	268,100
Banco Hipotecario SA 9.75% 11/30/20 (c)		1,810,000	1,866,689
Banco Macro SA 6.75% 11/4/26 (b)(c)		1,170,000	1,093,950
Banque Centrale de Tunisie 5.75% 1/30/25 (c)		385,000	338,609
Barclays Bank PLC 6.625% 3/30/22 (Reg. S)	EUR	500,000	688,406
Barclays PLC 2% 2/7/28 (Reg. S) (b)	EUR	1,800,000	2,008,852
BBVA Bancomer SA 7.25% 4/22/20 (c)		475,000	496,375
Biz Finance PLC 9.625% 4/27/22 (c)		150,000	150,030
BTA Bank JSC 5.5% 12/21/22 (c)		227,000	226,342
CaixaBank SA 2.75% 7/14/28 (Reg. S) (b)	EUR	1,700,000	2,010,528
CBOM Finance PLC 7.5% 10/5/27 (b)(c)		485,000	394,546
CIT Group, Inc.:
5% 8/15/22		696,000	703,830
5.375% 5/15/20		69,000	70,811
Citigroup, Inc. 1.625% 3/21/28 (Reg. S)	EUR	1,700,000	1,971,653
Export-Import Bank of Korea 6.2% 8/7/21 (c)	INR	21,400,000	296,680
Fidelity Bank PLC 10.5% 10/16/22 (c)		510,000	499,565
HBOS PLC 4.5% 3/18/30 (b)	EUR	1,350,000	1,777,386
ING Groep NV 2% 3/22/30 (b)	EUR	3,000,000	3,437,620
Intesa Sanpaolo SpA 3.928% 9/15/26 (Reg. S)	EUR	400,000	472,432
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		530,000	524,700
5.5% 8/6/22 (c)		490,000	496,125
JSC BGEO Group 6% 7/26/23 (c)		850,000	845,575
Lloyds Banking Group PLC 0.625% 1/15/24 (b)	EUR	3,000,000	3,411,783
PSB Finance SA 5.25% 10/19/19		425,000	386,750
Royal Bank of Scotland Group PLC 3.625% 3/25/24 (Reg. S) (b)	EUR	1,000,000	1,189,717
SB Capital SA 5.5% 2/26/24 (b)(c)		435,000	435,291
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (c)		695,000	730,907
Turkiye Garanti Bankasi A/S:
6.125% 5/24/27 (b)(c)		360,000	315,228
6.25% 4/20/21 (c)		200,000	199,501
Turkiye Ihracat Kredi Bankasi A/S 6.125% 5/3/24 (c)		265,000	245,258
Turkiye Is Bankasi A/S:
5.5% 4/21/19 (c)		200,000	198,704
5.5% 4/21/22 (c)		410,000	377,241
Turkiye Vakiflar Bankasi TAO:
5.75% 1/30/23 (c)		285,000	254,672
6.875% 2/3/25 (Reg. S) (b)		1,000,000	891,208
UniCredit SpA 6.95% 10/31/22 (Reg. S)	EUR	3,800,000	5,127,382
Zenith Bank PLC:
6.25% 4/22/19 (c)		1,705,000	1,705,887
7.375% 5/30/22 (c)		1,135,000	1,126,011
			39,106,240
Capital Markets - 0.4%
AssuredPartners, Inc. 7% 8/15/25 (c)		245,000	235,813
BCD Acquisition, Inc. 9.625% 9/15/23 (c)		945,000	1,006,425
Goldman Sachs Group, Inc. 2% 3/22/28	EUR	1,300,000	1,544,840
JAB Holdings BV 2.5% 6/25/29	EUR	2,000,000	2,350,041
MSCI, Inc.:
5.25% 11/15/24 (c)		345,000	348,450
5.75% 8/15/25 (c)		365,000	375,950
			5,861,519
Consumer Finance - 2.4%
Ally Financial, Inc.:
4.125% 2/13/22		1,160,000	1,139,352
4.625% 3/30/25		1,915,000	1,886,275
5.125% 9/30/24		2,750,000	2,798,125
8% 11/1/31		16,143,000	19,210,170
8% 11/1/31		823,000	975,255
Credito Real S.A.B. de CV 7.5% 3/13/19 (c)		430,000	433,225
Navient Corp.:
5.875% 10/25/24		2,745,000	2,652,356
6.5% 6/15/22		470,000	481,825
7.25% 9/25/23		285,000	298,538
SLM Corp.:
5.5% 1/25/23		1,685,000	1,655,513
6.125% 3/25/24		830,000	819,625
7.25% 1/25/22		2,650,000	2,772,563
Springleaf Financial Corp. 6.875% 3/15/25		1,170,000	1,161,225
			36,284,047
Diversified Financial Services - 1.3%
1MDB Global Investments Ltd. 4.4% 3/9/23		1,000,000	878,160
Cimpor Financial Operations BV 5.75% 7/17/24 (c)		705,000	564,000
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (c)		235,000	234,706
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (c)		390,000	406,575
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		3,370,000	3,374,213
6% 8/1/20		995,000	1,007,438
6.25% 2/1/22		1,050,000	1,071,000
6.375% 12/15/25		2,785,000	2,788,481
6.75% 2/1/24		535,000	539,013
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (c)		410,000	415,125
James Hardie International Finance Ltd.:
4.75% 1/15/25 (c)		450,000	438,750
5% 1/15/28 (c)		455,000	429,975
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (c)		610,000	588,454
Sistema International Funding SA 6.95% 5/17/19 (c)		1,065,000	1,051,475
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (c)		1,590,000	1,765,902
Sparc Em Spc 0% 12/5/22 (c)		200,000	178,900
TMK Capital SA 6.75% 4/3/20 (Reg. S)		400,000	403,800
Valvoline, Inc. 5.5% 7/15/24		230,000	232,300
Venator Finance SARL/Venator Capital Management Ltd. 5.75% 7/15/25 (c)		525,000	501,375
Vertiv Inter Holding Corp. 12% 2/15/22 pay-in-kind (b)(c)		915,000	887,550
Wendel SA 2.75% 10/2/24 (Reg. S)	EUR	1,600,000	2,007,196
			19,764,388
Insurance - 1.3%
ACE INA Holdings, Inc.:
1.55% 3/15/28	EUR	1,350,000	1,563,790
2.5% 3/15/38	EUR	750,000	881,403
Acrisure LLC 7% 11/15/25 (c)		910,000	828,100
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (c)		1,440,000	1,486,620
AmWINS Group, Inc. 7.75% 7/1/26 (c)		300,000	304,500
Assicurazioni Generali SpA 7.75% 12/12/42 (b)	EUR	3,000,000	4,087,662
Aviva PLC 6.125% 7/5/43 (b)	EUR	700,000	965,142
AXA SA 3.25% 5/28/49 (b)	EUR	1,500,000	1,680,584
Centene Escrow Corp. 5.375% 6/1/26 (c)		1,545,000	1,565,286
Credit Agricole Assurances SA 2.625% 1/29/48 (b)	EUR	3,100,000	3,262,499
HUB International Ltd. 7% 5/1/26 (c)		595,000	587,563
MAPFRE SA 4.375% 3/31/47 (Reg. S) (b)	EUR	1,600,000	1,950,693
USIS Merger Sub, Inc. 6.875% 5/1/25 (c)		615,000	611,925
			19,775,767
Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc. 4.75% 3/15/25 (c)		595,000	571,200
Thrifts & Mortgage Finance - 0.3%
Nationwide Building Society 2% 7/25/29 (Reg. S) (b)	EUR	3,821,000	4,379,730
TOTAL FINANCIALS			125,742,891
HEALTH CARE - 2.8%
Biotechnology - 0.0%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (c)		305,000	323,491
Health Care Equipment & Supplies - 0.1%
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (c)		290,000	295,075
Hologic, Inc.:
4.375% 10/15/25 (c)		320,000	305,600
4.625% 2/1/28 (c)		215,000	202,100
Teleflex, Inc. 4.625% 11/15/27		255,000	240,751
			1,043,526
Health Care Providers & Services - 1.7%
Community Health Systems, Inc.:
6.875% 2/1/22		2,265,000	1,155,150
8.125% 6/30/24 (c)		2,207,000	1,823,534
8.625% 1/15/24 (c)		1,510,000	1,513,926
11% 6/30/23 (c)(h)		285,000	256,856
HCA Holdings, Inc.:
4.75% 5/1/23		630,000	628,425
5.25% 6/15/26		750,000	744,900
5.375% 2/1/25		1,155,000	1,137,329
5.875% 3/15/22		1,915,000	1,996,388
5.875% 5/1/23		2,145,000	2,225,438
5.875% 2/15/26		2,995,000	3,021,206
6.5% 2/15/20		2,410,000	2,509,413
7.5% 2/15/22		1,175,000	1,277,813
HealthSouth Corp.:
5.125% 3/15/23		330,000	330,000
5.75% 11/1/24		1,135,000	1,135,658
MPH Acquisition Holdings LLC 7.125% 6/1/24 (c)		335,000	343,375
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (b)(c)		2,105,000	2,170,781
Quintiles Transnational Corp. 4.875% 5/15/23 (c)		445,000	449,450
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23		260,000	261,300
Tenet Healthcare Corp.:
4.625% 7/15/24 (c)		305,000	288,896
6.875% 11/15/31		1,205,000	1,096,550
7.5% 1/1/22 (c)		365,000	379,600
THC Escrow Corp. III 5.125% 5/1/25 (c)		305,000	289,941
Vizient, Inc. 10.375% 3/1/24 (c)		660,000	727,650
Wellcare Health Plans, Inc. 5.25% 4/1/25		475,000	472,625
West Street Merger Sub, Inc. 6.375% 9/1/25 (c)		305,000	291,275
			26,527,479
Pharmaceuticals - 1.0%
Bayer AG 2.125% 12/15/29 (Reg. S)	EUR	2,100,000	2,484,675
Catalent Pharma Solutions 4.875% 1/15/26 (c)		205,000	196,859
Inventiv Group Holdings, Inc. / Investment 7.5% 10/1/24 (c)		228,000	238,830
NVA Holdings, Inc. 6.875% 4/1/26 (c)		330,000	327,938
Teva Pharmaceutical Finance Co. BV 3.65% 11/10/21		175,000	167,583
Teva Pharmaceutical Finance IV BV 3.65% 11/10/21		740,000	708,637
Teva Pharmaceutical Finance IV LLC 2.25% 3/18/20		310,000	298,819
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (c)		3,688,000	3,634,524
5.875% 5/15/23 (c)		2,165,000	2,033,747
6.5% 3/15/22 (c)		620,000	641,700
7% 3/15/24 (c)		925,000	967,495
8.5% 1/31/27 (c)		620,000	629,300
9% 12/15/25 (c)		2,415,000	2,505,563
			14,835,670
TOTAL HEALTH CARE			42,730,166
INDUSTRIALS - 1.9%
Aerospace & Defense - 0.6%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (c)		225,000	225,846
BWX Technologies, Inc. 5.375% 7/15/26 (c)		430,000	435,375
DAE Funding LLC:
4% 8/1/20 (c)		355,000	351,006
4.5% 8/1/22 (c)		440,000	426,800
5% 8/1/24 (c)		605,000	581,103
Huntington Ingalls Industries, Inc. 5% 11/15/25 (c)		550,000	568,860
KLX, Inc. 5.875% 12/1/22 (c)		1,455,000	1,511,381
TransDigm UK Holdings PLC 6.875% 5/15/26 (c)		1,805,000	1,829,819
TransDigm, Inc.:
6.375% 6/15/26		1,930,000	1,915,525
6.5% 5/15/25		835,000	844,394
			8,690,109
Air Freight & Logistics - 0.1%
Rumo Luxembourg Sarl 7.375% 2/9/24 (c)		1,080,000	1,090,811
XPO Logistics, Inc. 6.125% 9/1/23 (c)		490,000	500,270
			1,591,081
Airlines - 0.1%
Air Canada 2013-1 Pass Through Trust 5.375% 11/15/22 (c)		121,043	123,367
Allegiant Travel Co. 5.5% 7/15/19		160,000	160,800
Azul Investments LLP 5.875% 10/26/24 (c)		300,000	254,250
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		13,460	13,945
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24		109,414	120,235
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23		208,838	209,318
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 10/22/23		289,292	322,147
Series 2012-2 Class B, 6.75% 6/3/21		145,769	153,745
Series 2013-1 Class B, 5.375% 11/15/21		194,004	198,330
			1,556,137
Building Products - 0.1%
Jeld-Wen, Inc.:
4.625% 12/15/25 (c)		265,000	252,413
4.875% 12/15/27 (c)		265,000	246,450
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (c)		185,000	185,231
6.125% 4/1/25 (c)		185,000	184,075
USG Corp. 4.875% 6/1/27 (c)		160,000	163,600
			1,031,769
Commercial Services & Supplies - 0.4%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (c)		565,000	562,175
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (c)		110,000	111,375
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (c)		240,000	227,400
Covanta Holding Corp.:
5.875% 3/1/24		1,870,000	1,841,950
5.875% 7/1/25		165,000	159,225
Harland Clarke Holdings Corp. 8.375% 8/15/22 (c)		1,035,000	1,014,300
KAR Auction Services, Inc. 5.125% 6/1/25 (c)		525,000	501,375
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner U.S.A. 8.375% 12/1/22 (c)		530,000	541,925
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (c)		190,000	184,300
Tervita Escrow Corp. 7.625% 12/1/21 (c)		280,000	285,600
The Brink's Co. 4.625% 10/15/27 (c)		620,000	573,500
			6,003,125
Construction & Engineering - 0.2%
AECOM 5.125% 3/15/27		625,000	589,063
Blueline Rental Finance Corp./Blueline Rental LLC 9.25% 3/15/24 (c)		1,160,000	1,234,124
Cementos Progreso Trust 7.125% 11/6/23 (c)		440,000	453,200
Odebrecht Finance Ltd.:
4.375% 4/25/25 (c)		1,530,000	527,850
5.25% 6/27/29 (c)		580,000	197,200
7.125% 6/26/42 (c)		1,406,000	492,100
			3,493,537
Electrical Equipment - 0.0%
Sensata Technologies BV 5% 10/1/25 (c)		575,000	579,313
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (c)		200,000	201,750
Machinery - 0.1%
U.S.A. Compression Partners LP 6.875% 4/1/26 (c)		220,000	227,700
Xerium Technologies, Inc. 9.5% 8/15/21		940,000	991,700
			1,219,400
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (c)		150,000	122,625
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (c)		490,000	474,075
			596,700
Professional Services - 0.1%
IHS Markit Ltd.:
4% 3/1/26 (c)		275,000	262,281
4.75% 2/15/25 (c)		485,000	480,150
			742,431
Road & Rail - 0.0%
JSC Georgian Railway 7.75% 7/11/22 (c)		200,000	209,920
Trading Companies & Distributors - 0.2%
Aircastle Ltd.:
5% 4/1/23		345,000	347,129
5.5% 2/15/22		555,000	569,336
Ashtead Capital, Inc. 5.625% 10/1/24 (c)		550,000	562,898
Avantor, Inc. 6% 10/1/24 (c)		625,000	618,250
FLY Leasing Ltd. 5.25% 10/15/24		490,000	459,375
United Rentals North America, Inc. 5.5% 5/15/27		405,000	392,850
			2,949,838
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (c)		505,000	484,548
TOTAL INDUSTRIALS			29,349,658
INFORMATION TECHNOLOGY - 1.2%
Communications Equipment - 0.2%
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (c)		1,605,000	1,625,063
8.625% 5/6/19 (Reg. S)		200,000	202,500
Commscope Technologies LLC 5% 3/15/27 (c)		665,000	625,931
			2,453,494
Electronic Equipment & Components - 0.1%
Conduent Finance, Inc./Xerox Business Service LLC 10.5% 12/15/24 (c)		1,425,000	1,704,656
TTM Technologies, Inc. 5.625% 10/1/25 (c)		210,000	204,750
			1,909,406
Internet Software & Services - 0.1%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (c)		1,260,000	1,360,800
Camelot Finance SA 7.875% 10/15/24 (c)		280,000	280,700
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24		165,000	165,000
5.375% 3/15/27		140,000	138,950
GTT Communications, Inc. 7.875% 12/31/24 (c)		300,000	297,000
			2,242,450
IT Services - 0.1%
CDW LLC/CDW Finance Corp.:
5% 9/1/23		565,000	565,509
5% 9/1/25		335,000	329,138
Gartner, Inc. 5.125% 4/1/25 (c)		305,000	303,475
			1,198,122
Semiconductors & Semiconductor Equipment - 0.5%
NXP BV/NXP Funding LLC:
4.125% 6/1/21 (c)		465,000	463,838
4.625% 6/15/22 (c)		900,000	913,500
4.625% 6/1/23 (c)		1,865,000	1,881,319
Qorvo, Inc. 7% 12/1/25		2,856,000	3,070,200
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (c)		585,000	608,400
Versum Materials, Inc. 5.5% 9/30/24 (c)		330,000	334,587
			7,271,844
Software - 0.2%
Ascend Learning LLC 6.875% 8/1/25 (c)		210,000	211,838
CDK Global, Inc. 5.875% 6/15/26		225,000	229,781
Ensemble S Merger Sub, Inc. 9% 9/30/23 (c)		970,000	1,018,379
Fair Isaac Corp. 5.25% 5/15/26 (c)		315,000	316,181
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (c)		225,000	231,683
Open Text Corp. 5.875% 6/1/26 (c)		465,000	474,300
Parametric Technology Corp. 6% 5/15/24		190,000	197,600
Symantec Corp. 5% 4/15/25 (c)		530,000	513,305
			3,193,067
TOTAL INFORMATION TECHNOLOGY			18,268,383
MATERIALS - 3.4%
Chemicals - 0.9%
Braskem Finance Ltd.:
5.375% 5/2/22 (c)		415,000	425,417
5.75% 4/15/21 (c)		400,000	413,000
Hexion, Inc. 10.375% 2/1/22 (c)		235,000	230,300
LSB Industries, Inc. 9.625% 5/1/23 (c)		310,000	312,325
Momentive Performance Materials, Inc.:
3.88% 10/24/21		5,080,000	5,334,000
4.69% 4/24/22		1,515,000	1,617,263
10% 10/15/20 (e)(i)		1,515,000	0
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (e)(i)		3,580,000	0
NOVA Chemicals Corp.:
4.875% 6/1/24 (c)		770,000	731,500
5.25% 6/1/27 (c)		660,000	615,038
OCI NV 6.625% 4/15/23 (c)		270,000	274,239
OCP SA 5.625% 4/25/24 (c)		200,000	204,432
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (c)		535,000	486,129
Platform Specialty Products Corp.:
5.875% 12/1/25 (c)		945,000	923,738
6.5% 2/1/22 (c)		555,000	564,713
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (c)		495,000	503,663
The Chemours Co. LLC 5.375% 5/15/27		255,000	246,713
TPC Group, Inc. 8.75% 12/15/20 (c)		765,000	757,350
Tronox Finance PLC 5.75% 10/1/25 (c)		285,000	276,806
			13,916,626
Construction Materials - 0.2%
CEMEX Finance LLC 6% 4/1/24 (c)		400,000	405,000
CEMEX S.A.B. de CV 7.75% 4/16/26 (c)		685,000	742,129
Holcim Finance Luxembourg SA 2.25% 5/26/28 (Reg. S)	EUR	672,000	792,659
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (c)		260,000	244,400
U.S. Concrete, Inc. 6.375% 6/1/24		300,000	300,000
Union Andina de Cementos SAA 5.875% 10/30/21 (c)		400,000	409,500
			2,893,688
Containers & Packaging - 0.6%
Ard Securities Finance Sarl 8.75% 1/31/23 pay-in-kind (b)(c)		365,000	371,388
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (c)		615,000	608,081
6% 6/30/21 (c)		350,000	353,938
6% 2/15/25 (c)		1,040,000	1,012,700
7.25% 5/15/24 (c)		1,100,000	1,144,000
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,210,000	1,306,800
7.5% 12/15/96		160,000	160,400
Flex Acquisition Co., Inc. 6.875% 1/15/25 (c)		280,000	269,500
Mondi Finance PLC 1.625% 4/27/26 (Reg. S)	EUR	2,650,000	3,103,954
Plastipak Holdings, Inc. 6.25% 10/15/25 (c)		180,000	165,600
Sealed Air Corp. 5.25% 4/1/23 (c)		270,000	275,400
			8,771,761
Metals & Mining - 1.7%
Alcoa Nederland Holding BV:
6.125% 5/15/28 (c)		200,000	201,250
6.75% 9/30/24 (c)		430,000	453,474
7% 9/30/26 (c)		355,000	376,300
Aleris International, Inc. 6% 6/1/20 (c)(i)		1,759	1,759
ArcelorMittal SA 0.95% 1/17/23 (Reg. S)	EUR	1,775,000	2,034,182
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (c)		475,000	488,110
Cleveland-Cliffs, Inc.:
4.875% 1/15/24 (c)		620,000	598,300
5.75% 3/1/25		615,000	582,713
Commercial Metals Co. 5.75% 4/15/26 (c)		460,000	443,900
Constellium NV 5.875% 2/15/26 (c)		255,000	246,075
CSN Islands XI Corp. 6.875% 9/21/19 (c)		985,000	972,688
CSN Resources SA 6.5% 7/21/20 (c)		1,000,000	931,250
EVRAZ Group SA 8.25% 1/28/21 (Reg. S)		400,000	426,080
Ferrexpo Finance PLC:
10.375% 4/7/19 (c)		129,000	132,828
10.375% 4/7/19 (c)		187,500	193,064
10.375% 4/7/19 (Reg. S)		75,000	77,226
10.375% 4/7/19 (Reg. S)		222,500	229,103
First Quantum Minerals Ltd.:
6.5% 3/1/24 (c)		460,000	443,900
6.875% 3/1/26 (c)		460,000	440,450
7% 2/15/21 (c)		745,000	752,450
7.25% 5/15/22 (c)		615,000	621,150
7.25% 4/1/23 (c)		1,280,000	1,280,000
7.5% 4/1/25 (c)		760,000	750,044
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (c)		405,000	390,825
5.125% 3/15/23 (c)		650,000	630,500
5.125% 5/15/24 (c)		495,000	470,869
Freeport-McMoRan, Inc.:
3.55% 3/1/22		310,000	294,500
3.875% 3/15/23		930,000	878,850
5.4% 11/14/34		300,000	272,250
5.45% 3/15/43		1,945,000	1,706,154
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (c)		540,000	538,553
GTL Trade Finance, Inc. 5.893% 4/29/24 (c)		230,000	231,665
JMC Steel Group, Inc. 9.875% 6/15/23 (c)		405,000	443,475
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (c)		350,000	385,000
Lundin Mining Corp. 7.875% 11/1/22 (c)		30,000	31,410
Metinvest BV 7.75% 4/23/23 (c)		2,140,000	2,009,460
Murray Energy Corp. 11.25% 4/15/21 (c)		660,000	389,400
Polyus Finance PLC 5.25% 2/7/23 (c)		760,000	741,456
Stillwater Mining Co.:
6.125% 6/27/22 (c)		915,000	815,247
7.125% 6/27/25 (c)		410,000	359,324
United States Steel Corp. 6.25% 3/15/26		615,000	606,550
Vedanta Resources PLC:
6.375% 7/30/22 (c)		880,000	838,200
8.25% 6/7/21 (c)		540,000	564,300
VM Holding SA 5.375% 5/4/27 (c)		135,000	130,950
			25,405,234
Paper & Forest Products - 0.0%
Boise Cascade Co. 5.625% 9/1/24 (c)		225,000	225,563
NewPage Corp.:
3 month U.S. LIBOR + 6.250% 6.7159% 5/1/12 (b)(e)(f)(i)		90,000	0
11.375% 12/31/2014 (e)(i)		317,581	0
			225,563
TOTAL MATERIALS			51,212,872
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Crown Castle International Corp. 5.25% 1/15/23		1,530,000	1,603,191
Equinix, Inc. 5.375% 5/15/27		480,000	478,800
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27		1,025,000	978,875
5.25% 8/1/26		385,000	377,300
6.375% 3/1/24		195,000	204,263
			3,642,429
Real Estate Management & Development - 0.4%
Deutsche Annington Finance BV 2.75% 3/22/38	EUR	1,200,000	1,409,348
Grand City Properties SA 1.375% 8/3/26 (Reg. S)	EUR	1,600,000	1,801,674
Howard Hughes Corp. 5.375% 3/15/25 (c)		665,000	652,531
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		85,000	88,400
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (c)		700,000	703,192
Mattamy Group Corp. 6.875% 12/15/23 (c)		470,000	476,392
Shimao Property Holdings Ltd. 4.75% 7/3/22		655,000	623,859
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (c)		785,000	785,000
			6,540,396
TOTAL REAL ESTATE			10,182,825
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 1.8%
AT&T, Inc. 3.15% 9/4/36	EUR	1,775,000	2,075,415
Axtel S.A.B. de CV 6.375% 11/14/24 (c)		570,000	540,075
Citizens Communications Co.:
7.875% 1/15/27		280,000	163,100
9% 8/15/31		220,000	144,100
Colombia Telecomunicaciones SA 5.375% 9/27/22 (c)		320,000	317,920
Frontier Communications Corp. 8.5% 4/1/26 (c)		1,595,000	1,539,175
GCI, Inc. 6.875% 4/15/25		560,000	579,768
GTH Finance BV:
6.25% 4/26/20 (c)		275,000	279,991
7.25% 4/26/23 (c)		1,280,000	1,324,826
Level 3 Financing, Inc.:
5.125% 5/1/23		575,000	563,500
5.375% 5/1/25		575,000	553,438
Lynx II Corp. 6.375% 4/15/23 (c)		200,000	200,000
Oztel Holdings SPC Ltd. 5.625% 10/24/23 (c)		295,000	289,469
Sable International Finance Ltd. 6.875% 8/1/22 (c)		2,630,000	2,708,111
SFR Group SA:
6.25% 5/15/24 (c)		3,245,000	3,151,706
7.375% 5/1/26 (c)		4,860,000	4,751,622
Sprint Capital Corp.:
6.875% 11/15/28		1,272,000	1,221,120
8.75% 3/15/32		1,906,000	2,039,420
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (c)		600,000	612,000
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (c)		1,200,000	1,092,000
U.S. West Communications:
6.875% 9/15/33		170,000	159,401
7.25% 9/15/25		35,000	37,388
7.25% 10/15/35		70,000	68,227
UPCB Finance IV Ltd. 5.375% 1/15/25 (c)		615,000	584,312
Verizon Communications, Inc. 2.875% 1/15/38	EUR	1,200,000	1,376,804
Virgin Media Finance PLC 4.875% 2/15/22		565,000	537,456
			26,910,344
Wireless Telecommunication Services - 1.7%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	6,890,000	317,144
Comcel Trust 6.875% 2/6/24 (c)		855,000	876,204
Digicel Group Ltd. 6.75% 3/1/23 (c)		385,000	319,550
Intelsat Jackson Holdings SA:
5.5% 8/1/23		1,395,000	1,251,594
9.75% 7/15/25 (c)		775,000	817,625
Millicom International Cellular SA 6% 3/15/25 (c)		1,145,000	1,152,156
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (c)		230,000	230,278
MTS International Funding Ltd. 5% 5/30/23 (c)		225,000	219,488
Sprint Communications, Inc. 6% 11/15/22		1,410,000	1,397,663
Sprint Corp.:
7.125% 6/15/24		2,940,000	2,968,195
7.625% 2/15/25		1,655,000	1,696,375
7.625% 3/1/26		1,230,000	1,253,063
7.875% 9/15/23		1,505,000	1,560,497
T-Mobile U.S.A., Inc.:
6% 4/15/24		920,000	952,200
6.375% 3/1/25		6,800,000	7,039,360
6.5% 1/15/24		2,548,000	2,662,660
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		400,000	390,869
			25,104,921
TOTAL TELECOMMUNICATION SERVICES			52,015,265
UTILITIES - 1.3%
Electric Utilities - 0.2%
Enel SpA 3.375% 11/24/81 (Reg. S) (b)	EUR	1,375,000	1,513,396
InterGen NV 7% 6/30/23 (c)		200,000	197,000
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		250,000	300,625
Pampa Holding SA 7.5% 1/24/27 (c)		295,000	265,500
			2,276,521
Gas Utilities - 0.0%
Southern Natural Gas Co.:
7.35% 2/15/31		175,000	213,044
8% 3/1/32		335,000	432,694
			645,738
Independent Power and Renewable Electricity Producers - 1.0%
Calpine Corp. 5.25% 6/1/26 (c)		620,000	584,350
Dynegy, Inc.:
7.375% 11/1/22		1,910,000	1,995,950
7.625% 11/1/24		3,665,000	3,907,806
8% 1/15/25 (c)		1,100,000	1,180,795
8.125% 1/30/26 (c)		1,225,000	1,330,656
NextEra Energy Partners LP:
4.25% 9/15/24 (c)		415,000	399,438
4.5% 9/15/27 (c)		290,000	271,150
NRG Energy, Inc.:
5.75% 1/15/28 (c)		1,740,000	1,709,550
6.625% 1/15/27		1,345,000	1,381,988
Pattern Energy Group, Inc. 5.875% 2/1/24 (c)		295,000	294,263
Talen Energy Supply LLC:
6.5% 6/1/25		460,000	350,750
10.5% 1/15/26 (c)		435,000	387,694
TerraForm Power Operating LLC:
4.25% 1/31/23 (c)		320,000	308,800
5% 1/31/28 (c)		320,000	303,200
6.625% 6/15/25 (b)(c)		418,000	445,170
The AES Corp.:
4% 3/15/21		460,000	457,686
4.5% 3/15/23		460,000	455,975
			15,765,221
Multi-Utilities - 0.1%
RWE AG 5.75% 2/14/33 (Reg. S)	EUR	450,000	765,366
TOTAL UTILITIES			19,452,846

TOTAL NONCONVERTIBLE BONDS			550,978,346

TOTAL CORPORATE BONDS
(Cost $557,572,039)			555,068,011

U.S. Government and Government Agency Obligations - 16.5%
U.S. Government Agency Obligations - 0.0%
Tennessee Valley Authority:
5.25% 9/15/39		$126,000	$159,079
5.375% 4/1/56		302,000	406,192

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			565,271

U.S. Treasury Obligations - 16.2%
U.S. Treasury Bonds:
stripped coupon 2/15/34		2,020,000	1,264,276
2.5% 2/15/46		3,344,000	3,037,162
2.75% 8/15/47		13,122,000	12,508,444
2.75% 11/15/47		2,450,000	2,335,252
2.875% 8/15/45		6,384,000	6,250,335
3% 11/15/44		582,000	583,523
3% 11/15/45		100,000	100,254
3% 5/15/47		900,000	901,652
3% 2/15/48		2,182,000	2,187,114
3.125% 5/15/48		2,607,000	2,676,961
3.625% 2/15/44		9,514,000	10,602,164
4.25% 5/15/39		3,488,000	4,203,312
4.75% 2/15/37		7,087,000	8,974,744
5.25% 2/15/29 (j)(k)		2,206,000	2,684,685
6.125% 8/15/29		923,000	1,207,255
6.25% 8/15/23 (j)		2,249,000	2,624,126
7.875% 2/15/21		200,000	226,586
U.S. Treasury Notes:
0.75% 7/15/19		1,522,000	1,496,792
1.125% 9/30/21		9,774,000	9,311,644
1.375% 4/30/20		4,287,000	4,199,250
1.375% 8/31/23		500,000	466,914
1.5% 10/31/19		3,630,000	3,584,909
1.5% 7/15/20		3,268,000	3,200,342
1.5% 8/15/26		2,627,000	2,371,791
1.625% 7/31/20		1,500,000	1,471,758
1.625% 8/31/22		4,833,000	4,627,409
1.625% 5/31/23		760,000	721,288
1.75% 12/31/20		2,634,000	2,580,394
1.75% 5/31/22		2,500,000	2,412,012
1.75% 6/30/22		3,913,000	3,771,918
1.875% 1/31/22		3,691,000	3,589,786
1.875% 3/31/22		16,954,000	16,464,586
1.875% 7/31/22		6,969,000	6,744,958
2% 9/30/20		12,766,000	12,605,926
2% 1/15/21		2,831,000	2,789,309
2% 12/31/21		12,241,000	11,967,012
2% 10/31/22		4,900,000	4,756,828
2% 8/15/25		768,000	727,350
2% 11/15/26		5,945,000	5,569,490
2.125% 6/30/21		1,500,000	1,478,203
2.125% 12/31/22		591,000	576,017
2.125% 7/31/24		13,464,000	12,956,996
2.125% 5/15/25		1,911,000	1,828,364
2.25% 2/29/20		1,000,000	995,859
2.25% 7/31/21		10,479,000	10,359,883
2.25% 12/31/24		8,414,000	8,134,958
2.25% 2/15/27		1,940,000	1,850,805
2.25% 8/15/27		2,954,000	2,810,685
2.25% 11/15/27		1,545,000	1,468,112
2.375% 4/15/21		10,490,000	10,421,979
2.375% 5/15/27		1,276,000	1,228,349
2.5% 3/31/23		3,330,000	3,295,659
2.75% 4/30/23		3,110,000	3,112,065
2.75% 5/31/23		600,000	600,539
2.75% 2/15/28		410,000	406,332
2.875% 4/30/25		8,130,000	8,160,170
3.625% 8/15/19		6,382,000	6,467,509

TOTAL U.S. TREASURY OBLIGATIONS			243,951,995

Other Government Related - 0.3%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 2.2727% 12/7/20 (NCUA Guaranteed) (b)(f)		84,309	84,415
Series 2011-R1 Class 1A, 1 month U.S. LIBOR + 0.450% 2.3727% 1/8/20 (NCUA Guaranteed) (b)(f)		166,445	166,755
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)		3,400,000	3,464,384

TOTAL OTHER GOVERNMENT RELATED			3,715,554

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $252,749,817)			248,232,820

U.S. Government Agency - Mortgage Securities - 3.1%
Fannie Mae - 1.7%
12 month U.S. LIBOR + 1.365% 3.115% 10/1/35 (b)(f)		800	826
12 month U.S. LIBOR + 1.415% 3.165% 11/1/33 (b)(f)		692	713
12 month U.S. LIBOR + 1.495% 3.296% 1/1/35 (b)(f)		4,333	4,430
12 month U.S. LIBOR + 1.553% 3.326% 6/1/36 (b)(f)		1,123	1,170
12 month U.S. LIBOR + 1.565% 3.565% 3/1/37 (b)(f)		1,470	1,526
12 month U.S. LIBOR + 1.617% 3.514% 3/1/33 (b)(f)		3,059	3,173
12 month U.S. LIBOR + 1.643% 3.315% 9/1/36 (b)(f)		1,797	1,871
12 month U.S. LIBOR + 1.645% 3.589% 6/1/47 (b)(f)		2,759	2,839
12 month U.S. LIBOR + 1.725% 2.575% 6/1/42 (b)(f)		19,155	19,760
12 month U.S. LIBOR + 1.728% 3.672% 11/1/36 (b)(f)		1,502	1,582
12 month U.S. LIBOR + 1.745% 3.636% 7/1/35 (b)(f)		8,617	8,989
12 month U.S. LIBOR + 1.760% 3.613% 2/1/37 (b)(f)		11,131	11,470
12 month U.S. LIBOR + 1.800% 2.732% 1/1/42 (b)(f)		74,504	77,560
12 month U.S. LIBOR + 1.800% 3.583% 7/1/41 (b)(f)		16,565	17,157
12 month U.S. LIBOR + 1.818% 2.686% 2/1/42 (b)(f)		101,594	105,596
12 month U.S. LIBOR + 1.818% 3.046% 9/1/41 (b)(f)		11,321	11,707
12 month U.S. LIBOR + 1.818% 3.539% 7/1/41 (b)(f)		13,934	14,629
12 month U.S. LIBOR + 1.830% 3.361% 10/1/41 (b)(f)		9,203	9,517
12 month U.S. LIBOR + 1.851% 4.271% 5/1/36 (b)(f)		501	525
12 month U.S. LIBOR + 1.885% 3.971% 4/1/36 (b)(f)		8,046	8,506
12 month U.S. LIBOR + 2.176% 4.193% 8/1/35 (b)(f)		8,262	8,571
6 month U.S. LIBOR + 1.550% 3.403% 9/1/33 (b)(f)		12,865	13,227
6 month U.S. LIBOR + 1.550% 3.818% 11/1/35 (b)(f)		5,165	5,265
U.S. TREASURY 1 YEAR INDEX + 1.965% 3.715% 2/1/36 (b)(f)		589	616
3% 7/1/48 (d)		200,000	193,682
3.5% 7/1/32		1,216,524	1,229,410
3.5% 7/1/48 (d)		1,200,000	1,194,054
4% 7/1/48 (d)		2,211,000	2,253,982
4% 7/1/48 (d)		2,089,000	2,129,611
4.5% 11/1/25 to 6/1/41		671,386	702,535
4.5% 7/1/48 (d)		7,100,000	7,392,431
4.5% 8/1/48 (d)		7,100,000	7,380,228
5.5% 12/1/39 to 5/1/44		2,336,711	2,545,922
6% 1/1/34 to 6/1/36		271,904	301,176
6.5% 5/1/26 to 8/1/36		268,548	299,650

TOTAL FANNIE MAE			25,953,906

Freddie Mac - 0.1%
12 month U.S. LIBOR + 1.325% 3.075% 1/1/36 (b)(f)		2,404	2,442
12 month U.S. LIBOR + 1.325% 3.075% 3/1/37 (b)(f)		952	977
12 month U.S. LIBOR + 1.600% 3.35% 7/1/35 (b)(f)		1,878	1,928
12 month U.S. LIBOR + 1.665% 3.54% 7/1/36 (b)(f)		128,988	133,992
12 month U.S. LIBOR + 1.754% 3.086% 9/1/41 (b)(f)		97,780	100,725
12 month U.S. LIBOR + 1.793% 3.543% 4/1/37 (b)(f)		2,036	2,128
12 month U.S. LIBOR + 1.874% 3.712% 10/1/42 (b)(f)		60,174	62,848
12 month U.S. LIBOR + 1.877% 4.21% 4/1/41 (b)(f)		7,495	7,732
12 month U.S. LIBOR + 1.880% 3.056% 10/1/41 (b)(f)		89,430	93,353
12 month U.S. LIBOR + 1.880% 3.205% 9/1/41 (b)(f)		11,968	12,355
12 month U.S. LIBOR + 1.910% 3.331% 6/1/41 (b)(f)		10,734	11,290
12 month U.S. LIBOR + 1.910% 3.894% 6/1/41 (b)(f)		13,202	13,862
12 month U.S. LIBOR + 1.910% 4.365% 5/1/41 (b)(f)		14,554	15,128
12 month U.S. LIBOR + 1.910% 4.479% 5/1/41 (b)(f)		9,618	10,140
12 month U.S. LIBOR + 2.045% 3.811% 7/1/36 (b)(f)		3,212	3,396
6 month U.S. LIBOR + 1.445% 3.445% 3/1/35 (b)(f)		2,009	2,054
6 month U.S. LIBOR + 1.647% 3.309% 2/1/37 (b)(f)		2,064	2,132
6 month U.S. LIBOR + 1.685% 3.865% 1/1/37 (b)(f)		10,475	10,779
6 month U.S. LIBOR + 1.720% 3.345% 8/1/37 (b)(f)		2,859	2,962
6 month U.S. LIBOR + 1.746% 3.83% 5/1/37 (b)(f)		768	787
6 month U.S. LIBOR + 1.932% 3.84% 10/1/36 (b)(f)		9,504	9,862
6 month U.S. LIBOR + 1.976% 4.073% 10/1/35 (b)(f)		6,416	6,677
6 month U.S. LIBOR + 2.010% 4.174% 5/1/37 (b)(f)		11,163	11,491
6 month U.S. LIBOR + 2.010% 4.26% 5/1/37 (b)(f)		7,982	8,346
6 month U.S. LIBOR + 2.040% 3.622% 6/1/37 (b)(f)		3,323	3,482
6 month U.S. LIBOR + 2.066% 4.336% 6/1/37 (b)(f)		2,176	2,280
6 month U.S. LIBOR + 2.755% 4.845% 10/1/35 (b)(f)		1,412	1,497
U.S. TREASURY 1 YEAR INDEX + 2.035% 3.899% 6/1/33 (b)(f)		8,449	8,808
U.S. TREASURY 1 YEAR INDEX + 2.548% 3.548% 7/1/35 (b)(f)		4,642	4,919
3% 11/1/33		781,183	774,815
3.5% 7/1/32		428,585	433,124
6% 1/1/24		53,036	55,684
6.5% 9/1/21 to 3/1/22		8,866	9,272

TOTAL FREDDIE MAC			1,821,267

Ginnie Mae - 1.3%
6% 6/15/36		227,074	253,350
4.312% 8/20/61 (b)(l)		62,420	62,698
4.5% 3/20/47		238,239	248,635
4.5% 7/1/48 (d)		5,250,000	5,456,122
4.5% 7/1/48 (d)		6,800,000	7,066,978
4.5% 7/1/48 (d)		4,900,000	5,092,381
4.5% 7/1/48 (d)		300,000	311,778
4.618% 2/20/62 (b)(l)		93,272	94,532
4.677% 2/20/62 (b)(l)		120,141	121,269
4.716% 1/20/62 (b)(l)		485,596	490,093
5.47% 8/20/59 (b)(l)		1,011	1,039

TOTAL GINNIE MAE			19,198,875

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $46,984,012)			46,974,048

Asset-Backed Securities - 0.9%
ALG Student Loan Trust Series 2017-1A Class A3, 3 month U.S. LIBOR + 0.090% 2.4488% 6/28/23 (b)(c)(f)		$1,622,263	$1,613,796
GCO Education Loan Funding Trust Series 2006-1 Class A8L, 3 month U.S. LIBOR + 0.130% 2.46% 5/25/25 (b)(f)		383,488	382,878
Goal Capital Funding Trust Series 2005-2 Class A3, 3 month U.S. LIBOR + 0.170% 2.5% 5/28/30 (b)(f)		201,621	201,433
Higher Education Funding Series 2005-1 Class A5, 3 month U.S. LIBOR + 0.160% 2.49% 2/25/32 (b)(f)		220,486	220,197
Illinois Student Assistance Commission Student Loan Rev. Series 2010-1 Class A2, 3 month U.S. LIBOR + 1.050% 3.4095% 4/25/22 (b)(f)		44,595	44,646
Navient Student Loan Trust:
Series 2017-3A:
Class A1, 1 month U.S. LIBOR + 0.300% 2.3911% 7/26/66 (b)(c)(f)		494,075	494,504
Class A2, 1 month U.S. LIBOR + 0.600% 2.6911% 7/26/66 (b)(c)(f)		980,000	987,361
Series 2018-1A Class A1, 1 month U.S. LIBOR + 0.190% 2.2811% 3/25/67 (b)(c)(f)		1,196,510	1,196,136
Northstar Education Finance, Inc., Delaware Series 2004-2 Class A4, 3 month U.S. LIBOR + 0.230% 2.5888% 7/28/21 (b)(f)		2,349,560	2,350,149
SLM Student Loan Trust Series 2007-8 Class A4, 3 month U.S. LIBOR + 0.470% 2.8295% 1/26/26 (b)(f)		6,206,114	6,220,945
TOTAL ASSET-BACKED SECURITIES
(Cost $13,703,218)			13,712,045

Collateralized Mortgage Obligations - 2.5%
U.S. Government Agency - 2.5%
Fannie Mae:
floater Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 3.0211% 6/25/36 (b)(f)		234,201	238,578
planned amortization class:
Series 2003-70 Class BJ, 5% 7/25/33		12,402	13,226
Series 2005-19 Class PA, 5.5% 7/25/34		42,064	42,956
Series 2005-64 Class PX, 5.5% 6/25/35		59,498	62,491
Series 2005-68 Class CZ, 5.5% 8/25/35		295,634	321,040
Series 2010-118 Class PB, 4.5% 10/25/40		208,793	216,125
Series 2012-149:
Class DA, 1.75% 1/25/43		101,793	96,867
Class GA, 1.75% 6/25/42		101,335	96,297
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23		43,659	45,223
Series 2004-52 Class KZ, 5.5% 7/25/34		547,947	597,901
Series 2004-91 Class Z, 5% 12/25/34		200,785	214,247
Series 2005-117 Class JN, 4.5% 1/25/36		16,835	17,416
Series 2005-14 Class ZB, 5% 3/25/35		81,852	87,350
Series 2006-72 Class CY, 6% 8/25/26		34,637	36,661
Series 2009-59 Class HB, 5% 8/25/39		120,172	128,227
Series 2009-85 Class IB, 4.5% 8/25/24 (m)		5,103	140
Series 2009-93 Class IC, 4.5% 9/25/24 (m)		6,865	169
Series 2010-139 Class NI, 4.5% 2/25/40 (m)		105,702	10,283
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 3.0111% 3/25/36 (b)(f)		145,441	149,111
Series 2010-97 Class CI, 4.5% 8/25/25 (m)		21,439	859
Series 2011-67 Class AI, 4% 7/25/26 (m)		33,721	2,952
Series 2012-27 Class EZ, 4.25% 3/25/42		406,066	419,631
Series 2016-26 Class CG, 3% 5/25/46		740,587	733,097
Freddie Mac:
floater Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 2.9733% 2/15/33 (b)(f)		74,117	75,629
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 2.4733% 3/15/34 (b)(f)		96,806	97,338
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		1,725	1,820
Series 2996 Class MK, 5.5% 6/15/35		3,295	3,517
Series 3415 Class PC, 5% 12/15/37		32,765	34,653
Series 3840 Class VA, 4.5% 9/15/27		137,270	138,523
Series 3857 Class ZP, 5% 5/15/41		182,265	205,019
Series 4135 Class AB, 1.75% 6/15/42		75,582	71,890
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		451,635	490,376
Series 2303 Class ZV, 6% 4/15/31		4,026	4,354
Series 2877 Class ZD, 5% 10/15/34		244,239	260,307
Series 3745 Class KV, 4.5% 12/15/26		351,823	366,145
Series 3843 Class PZ, 5% 4/15/41		160,235	178,163
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40		291,667	298,805
Series 4341 Class ML, 3.5% 11/15/31		407,903	412,500
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 2.5838% 7/20/37 (b)(f)		50,225	50,586
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 2.5638% 1/20/38 (b)(f)		12,484	12,573
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 2.9438% 8/20/38 (b)(f)		84,359	85,897
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 2.9838% 9/20/38 (b)(f)		71,311	72,963
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 2.6851% 11/16/39 (b)(f)		54,530	55,077
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 2.6151% 12/16/39 (b)(f)		41,853	42,232
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.3056% 7/20/60 (b)(f)(l)		373,884	373,417
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.2171% 9/20/60 (b)(f)(l)		454,738	453,806
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.2171% 8/20/60 (b)(f)(l)		481,436	480,426
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.2971% 12/20/60 (b)(f)(l)		204,196	204,228
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.4171% 12/20/60 (b)(f)(l)		271,050	271,854
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.4171% 2/20/61 (b)(f)(l)		493,771	494,957
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.4071% 2/20/61 (b)(f)(l)		703,836	705,394
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.4171% 4/20/61 (b)(f)(l)		222,764	223,434
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.4171% 5/20/61 (b)(f)(l)		275,720	276,680
Class FC, 1 month U.S. LIBOR + 0.500% 2.4171% 5/20/61 (b)(f)(l)		249,072	249,871
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.4471% 6/20/61 (b)(f)(l)		312,274	313,378
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.5171% 10/20/61 (b)(f)(l)		350,604	352,525
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.6171% 11/20/61 (b)(f)(l)		309,097	311,692
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.6171% 1/20/62 (b)(f)(l)		197,471	199,049
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.5471% 1/20/62 (b)(f)(l)		294,190	296,085
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.5471% 3/20/62 (b)(f)(l)		183,989	185,044
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.5671% 5/20/61 (b)(f)(l)		54,391	54,523
Series 2013-H19 Class FD, 1 month U.S. LIBOR + 0.600% 2.5171% 8/20/63 (b)(f)(l)		170,138	170,884
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 2.4171% 6/20/64 (b)(f)(l)		1,451,351	1,456,206
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.1971% 5/20/63 (b)(f)(l)		365,673	365,744
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.1171% 4/20/63 (b)(f)(l)		424,507	424,375
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.3171% 12/20/62 (b)(f)(l)		392,349	392,679
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40		620,000	682,643
Series 2011-136 Class WI, 4.5% 5/20/40 (m)		69,254	8,209
Series 2017-134 Class BA, 2.5% 11/20/46		90,583	86,885
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40		470,000	491,541
Series 2013-H06 Class HA, 1.65% 1/20/63 (l)		179,706	177,254
Series 2013-H26 Class HA, 3.5% 9/20/63 (l)		866,781	871,016
Series 2014-H04 Class HA, 2.75% 2/20/64 (l)		1,947,822	1,932,896
Series 2014-H12 Class KA, 2.75% 5/20/64 (l)		271,377	267,598
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.4171% 9/20/62 (b)(f)(l)		804,481	806,393
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.5671% 11/20/65 (b)(f)(l)		154,049	154,503
Series 2004-22 Class M1, 5.5% 4/20/34		50,043	61,722
Series 2010-169 Class Z, 4.5% 12/20/40		403,979	421,911
Series 2010-H15 Class TP, 5.15% 8/20/60 (l)		529,708	537,626
Series 2010-H16 Class BA, 3.55% 7/20/60 (l)		2,533,123	2,540,793
Series 2010-H17 Class XP, 5.2972% 7/20/60 (b)(l)		571,238	580,631
Series 2010-H18 Class PL, 5.01% 9/20/60 (b)(l)		450,532	456,751
Series 2010-H22 Class LA, 3.75% 10/20/60 (l)		541,503	544,116
Series 2010-H28 Class KA, 3.75% 12/20/60 (l)		1,117,035	1,123,279
Series 2012-64 Class KI, 3.5% 11/20/36 (m)		53,110	3,907
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.8883% 4/20/39 (b)(n)		245,810	249,841
Class ST, 8.800% - 1 month U.S. LIBOR 6.0217% 8/20/39 (b)(n)		741,156	760,363
Series 2013-H01 Class FA, 1.65% 1/20/63 (l)		932,881	917,962
Series 2013-H07 Class JA, 1.75% 3/20/63 (l)		1,482,713	1,460,153
Series 2015-H17 Class HA, 2.5% 5/20/65 (l)		875,343	870,806
Series 2015-H21:
Class HA, 2.5% 6/20/63 (l)		1,683,558	1,676,796
Class JA, 2.5% 6/20/65 (l)		206,243	205,232
Series 2015-H30 Class HA, 1.75% 9/20/62 (b)(l)		1,935,427	1,912,433
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 2.59% 5/20/66 (b)(f)(l)		1,166,212	1,171,177
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.6% 8/20/66 (b)(f)(l)		1,360,331	1,362,383
Series 2090-118 Class XZ, 5% 12/20/39		802,326	873,420
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $38,428,483)			37,955,705

Commercial Mortgage Securities - 2.4%
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27		3,198,131	3,043,438
Freddie Mac:
floater:
Series KP04 Class AG1, 1 month U.S. LIBOR + 0.220% 2.2207% 7/25/20 (b)(f)		900,000	900,540
Series KP04, Class AG2, 1 month U.S. LIBOR + 0.200% 2.2007% 10/25/19 (b)(f)		1,800,000	1,800,002
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		260,000	266,108
sequential payer:
Series 2017-SR01 Class A2, 2.75% 11/25/22		1,600,000	1,565,866
Series 2018-K731 Class A2, 3.6% 2/25/25		1,840,000	1,878,870
Series K006 Class A2, 4.251% 1/25/20		1,042,000	1,057,829
Series K069 Class A2, 3.187% 9/25/27		600,000	587,701
Series K071 Class A2, 3.286% 11/25/27		800,000	789,586
Series K072 Class A2, 3.444% 12/25/27		2,173,000	2,173,585
Series K073 Class A2, 3.35% 1/25/28		3,500,000	3,471,614
Series K155:
Class A1, 3.589% 11/25/29		70,000	71,597
Class A2, 3.75% 11/25/32		1,100,000	1,119,005
Series K708 Class A2, 2.13% 1/25/19		1,956,709	1,949,705
Series K709 Class A2, 2.086% 3/25/19		1,080,000	1,075,028
Series K710 Class A2, 1.883% 5/25/19		913,494	908,130
Series K712 Class A2, 1.869% 11/25/19		1,048,946	1,036,283
Series K713 Class A2, 2.313% 3/25/20		276,064	273,880
Series K717 Class A2, 2.991% 9/25/21		2,612,000	2,607,950
Series 2018-K075 Class A1, 3.568% 10/25/27 (b)		2,167,210	2,203,266
Series K076 Class A2, 3.9% 4/25/28		900,000	931,427
Series K077 Class A2, 3.85% 5/25/28		1,300,000	1,343,733
Series K504 Class A2, 2.566% 9/25/20		1,213,000	1,207,995
Series K704 Class A2, 2.412% 8/25/18		140,559	140,319
Series K706 Class A2, 2.323% 10/25/18		690,990	689,327
Freddie Mac Multi-family floater Series 2017-KT01 Class A, 1 month U.S. LIBOR + 0.320% 2.4036% 2/25/20 (b)(f)		2,634,000	2,640,067
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $36,165,057)			35,732,851

Foreign Government and Government Agency Obligations - 12.2%
Angola Republic 9.375% 5/8/48 (c)		180,000	181,505
Arab Republic of Egypt:
5.577% 2/21/23 (c)		585,000	554,288
5.875% 6/11/25		200,000	186,026
5.875% 6/11/25 (c)		200,000	186,026
6.125% 1/31/22 (c)		1,990,000	1,956,273
7.5% 1/31/27 (c)		215,000	211,349
7.903% 2/21/48 (c)		360,000	327,542
8.5% 1/31/47 (c)		685,000	662,820
Argentine Republic:
5.625% 1/26/22		485,000	453,233
6.875% 4/22/21		5,455,000	5,373,175
7.125% 6/28/2117		275,000	211,241
7.5% 4/22/26		3,240,000	2,988,900
7.625% 4/22/46		645,000	520,515
21.2% 9/19/18	ARS	2,635,000	87,828
Australian Commonwealth:
2.25% 11/21/22	AUD	5,650,000	4,183,440
2.25% 5/21/28 (Reg. S)	AUD	1,900,000	1,358,679
2.75% 10/21/19	AUD	3,400,000	2,540,874
Bahamian Republic 6% 11/21/28 (c)		180,000	179,550
Barbados Government:
7% 8/4/22 (c)(e)		330,000	181,500
7.25% 12/15/21 (c)(e)		35,000	19,250
Belarus Republic:
6.875% 2/28/23 (c)		835,000	863,348
7.625% 6/29/27 (c)		345,000	360,163
Brazilian Federative Republic:
5.625% 1/7/41		1,125,000	977,063
5.625% 2/21/47		300,000	254,550
7.125% 1/20/37		210,000	221,025
8.25% 1/20/34		1,715,000	1,955,958
10% 1/1/21	BRL	1,105,000	289,573
Buenos Aires Province:
6.5% 2/15/23 (c)		115,000	104,979
9.95% 6/9/21 (c)		785,000	807,373
10.875% 1/26/21 (c)		750,000	770,625
10.875% 1/26/21 (Reg. S)		2,500,000	2,568,750
Buoni del Tesoro Poliennali:
2% 2/1/28	EUR	5,570,000	6,141,648
2.7% 3/1/47 (c)	EUR	1,050,000	1,095,233
Cameroon Republic 9.5% 11/19/25 (c)		440,000	462,852
Canadian Government:
Real Return Bond 1.25% 12/1/47	CAD	1,837,836	1,700,233
0.75% 5/1/19	CAD	8,800,000	6,641,518
1% 6/1/27	CAD	1,400,000	965,512
3.5% 12/1/45	CAD	700,000	672,466
City of Buenos Aires 8.95% 2/19/21 (c)		200,000	204,340
Colombian Republic:
7.375% 9/18/37		185,000	230,325
10.375% 1/28/33		605,000	921,113
Croatia Republic 5.5% 4/4/23 (c)		165,000	173,430
Danish Kingdom 1.75% 11/15/25	DKK	10,000,000	1,761,095
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (c)		195,000	194,635
5.75% 4/18/23 (c)		280,000	268,075
6.2% 5/11/27 (c)		100,000	91,253
6.25% 10/4/20 (c)		100,000	101,250
6.25% 7/27/21 (c)		210,000	211,312
Dominican Republic:
5.95% 1/25/27 (c)		395,000	390,063
6.6% 1/28/24 (c)		100,000	104,844
6.85% 1/27/45 (c)		165,000	163,297
6.875% 1/29/26 (c)		460,000	487,301
7.45% 4/30/44 (c)		370,000	383,875
Ecuador Republic:
8.875% 10/23/27 (c)		445,000	393,247
9.65% 12/13/26 (c)		400,000	374,680
El Salvador Republic:
7.375% 12/1/19 (c)		915,000	934,453
7.75% 1/24/23 (c)		230,000	241,355
French Government 2% 5/25/48 (c)	EUR	1,000,000	1,295,452
Gabonese Republic 6.375% 12/12/24 (c)		225,000	200,962
Georgia Republic 6.875% 4/12/21 (c)		125,000	132,524
German Federal Republic 0% 3/13/20	EUR	400,000	472,536
Ghana Republic 8.627% 6/16/49 (c)		290,000	282,176
Hong Kong Government SAR 1.32% 12/23/19	HKD	2,700,000	341,744
Indonesian Republic:
7.75% 1/17/38 (c)		690,000	886,258
8.375% 3/15/24	IDR	4,041,000,000	288,059
8.5% 10/12/35 (Reg. S)		700,000	941,702
Irish Republic 1.3% 5/15/33	EUR	150,000	175,466
Islamic Republic of Pakistan:
6.75% 12/3/19 (c)		710,000	695,050
7.25% 4/15/19 (c)		2,050,000	2,023,473
8.25% 4/15/24 (c)		240,000	229,109
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		4,140,000	4,658,615
5.5% 12/4/23		1,628,000	1,839,617
Ivory Coast 5.75% 12/31/32		141,750	131,272
Japan Government:
0.4% 3/20/56	JPY	628,000,000	4,873,119
0.9% 6/20/22	JPY	2,833,600,000	26,623,731
Jordanian Kingdom:
3% 6/30/25		1,179,000	1,168,340
7.375% 10/10/47 (c)		200,000	183,132
Kingdom of Norway 3.75% 5/25/21	NOK	5,000,000	659,999
Kingdom of Saudi Arabia 3.625% 3/4/28 (c)		285,000	271,001
Lebanese Republic:
5.15% 11/12/18		2,473,000	2,464,592
5.45% 11/28/19		735,000	704,681
5.5% 4/23/19		365,000	357,290
5.8% 4/14/20		170,000	161,109
6% 5/20/19		1,225,000	1,200,931
6.375% 3/9/20		150,000	143,616
Ministry of Finance Russian Federation 4.75% 5/27/26		400,000	400,402
Mongolian People's Republic 8.75% 3/9/24 (c)		685,000	734,075
New Zealand Government 6% 5/15/21	NZD	1,000,000	753,704
Panamanian Republic 9.375% 4/1/29		80,000	112,000
Peruvian Republic:
4% 3/7/27 (h)(i)		570,000	559,832
8.2% 8/12/26 (Reg. S)	PEN	790,000	286,539
Plurinational State of Bolivia 5.95% 8/22/23 (c)		100,000	100,744
Portuguese Republic 2.25% 4/18/34 (c)	EUR	1,350,000	1,563,035
Province of Santa Fe 7% 3/23/23 (c)		1,080,000	998,514
Provincia de Cordoba:
7.125% 6/10/21 (c)		1,465,000	1,384,425
7.45% 9/1/24 (c)		695,000	624,047
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		234,375	235,066
Republic of Armenia:
6% 9/30/20 (c)		710,000	725,052
7.15% 3/26/25 (c)		200,000	209,100
Republic of Iraq:
5.8% 1/15/28 (Reg. S)		2,000,000	1,791,208
6.752% 3/9/23 (c)		380,000	364,511
Republic of Kenya:
5.875% 6/24/19 (c)		145,000	145,380
6.875% 6/24/24 (c)		100,000	98,646
7.25% 2/28/28 (c)		215,000	206,407
Republic of Nigeria:
6.75% 1/28/21(c)		90,000	91,463
7.625% 11/28/47 (c)		215,000	195,847
Republic of Portugal 4.95% 10/25/23	EUR	2,350,000	3,360,020
Republic of Senegal 6.75% 3/13/48 (c)		105,000	89,629
Republic of Serbia 7.25% 9/28/21 (c)		120,000	130,950
Republic of Singapore 3.25% 9/1/20	SGD	4,600,000	3,465,615
Russian Federation:
4.25% 6/23/27 (c)		200,000	192,734
5.25% 6/23/47 (c)		1,400,000	1,348,200
5.625% 4/4/42 (c)		400,000	417,800
5.875% 9/16/43 (c)		280,000	300,826
12.75% 6/24/28 (Reg. S)		1,340,000	2,185,031
Rwanda Republic 6.625% 5/2/23 (c)		400,000	396,842
South African Republic:
5.875% 9/16/25		150,000	153,960
5.875% 6/22/30		145,000	143,751
10.5% 12/21/26	ZAR	9,540,000	761,731
Spanish Kingdom:
1.4% 4/30/28 (Reg. S) (c)	EUR	700,000	822,723
2.9% 10/31/46(Reg. S) (c)	EUR	750,000	955,100
State of Qatar:
3.875% 4/23/23 (c)		430,000	429,687
9.75% 6/15/30 (c)		200,000	291,926
Sultanate of Oman 6.75% 1/17/48 (c)		490,000	443,450
Sweden Kingdom 4.25% 3/12/19	SEK	21,700,000	2,507,792
Switzerland Confederation 3% 5/12/19	CHF	3,200,000	3,337,009
Turkish Republic:
4.875% 10/9/26		220,000	193,494
5.125% 3/25/22		175,000	169,411
5.625% 3/30/21		550,000	546,717
5.75% 5/11/47		140,000	112,963
6% 3/25/27		325,000	305,388
6.25% 9/26/22		2,660,000	2,667,560
6.75% 5/30/40		250,000	228,468
6.875% 3/17/36		530,000	498,423
7% 6/5/20		230,000	235,442
7.25% 3/5/38		370,000	361,120
7.375% 2/5/25		415,000	429,110
8% 2/14/34		175,000	183,261
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (c)		265,000	257,812
Ukraine Government:
1.471% 9/29/21		1,600,000	1,535,973
7.75% 9/1/20 (c)		1,395,000	1,386,722
7.75% 9/1/21 (c)		4,838,000	4,765,430
7.75% 9/1/22 (c)		4,041,000	3,945,115
United Kingdom, Great Britain and Northern Ireland:
1.75% 7/22/19 (Reg.S)	GBP	8,750,000	11,677,090
4.25% 12/7/27	GBP	2,250,000	3,749,877
United Kingdom, Great Britain and Northern Ireland Treasury GILT 2.5% 7/22/65 (Reg. S)	GBP	1,800,000	3,102,922
United Mexican States:
6.05% 1/11/40		200,000	220,500
6.5% 6/9/22	MXN	1,600,000	77,278
Uruguay Republic 7.875% 1/15/33 pay-in-kind		105,000	137,114
Venezuelan Republic:
oil recovery warrants 4/15/20 (i)(o)		1,251	1,877
9.25% 9/15/27 (e)		2,550,000	718,335
11.95% 8/5/31 (Reg. S) (e)		840,000	238,308
12.75% 8/23/22 (e)		190,000	52,953
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 3.125% 3/13/28 (b)(f)(i)		75,000	64,364
5.5% 3/12/28		2,107,000	2,051,354
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $185,612,688)			183,481,536

Supranational Obligations - 0.0%
European Bank for Reconstruction & Development 6% 5/4/20 (Reg. S) (Cost $513,300)	INR	33,000,000	468,970
		Shares	Value

Common Stocks - 5.3%
CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.1%
Chassix Holdings, Inc. warrants 7/29/20 (i)(p)		1,921	20,612
Exide Technologies (i)(p)		2,115	0
Exide Technologies (i)(p)		7,052	4,936
Lear Corp.		6,800	1,263,508
UC Holdings, Inc. (i)		33,750	859,950
			2,149,006
Automobiles - 0.0%
Fiat Chrysler Automobiles NV		34,200	646,038
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (p)(q)		2,218	39
Hotels, Restaurants & Leisure - 0.5%
Boyd Gaming Corp.		27,300	946,218
Melco Crown Entertainment Ltd. sponsored ADR		42,900	1,201,200
MGM Mirage, Inc.		19,100	554,473
Penn National Gaming, Inc. (p)		27,600	927,084
Royal Caribbean Cruises Ltd.		6,000	621,600
Scientific Games Corp. Class A (p)		16,300	801,145
The Stars Group, Inc. (p)		18,100	657,030
Wyndham Destinations, Inc.		6,300	278,901
Wyndham Hotels & Resorts, Inc.		6,300	370,629
Wynn Resorts Ltd.		5,000	836,700
			7,194,980
Household Durables - 0.1%
Lennar Corp.:
Class A		17,469	917,123
Class B		349	14,899
Toll Brothers, Inc.		15,700	580,743
			1,512,765
Internet & Direct Marketing Retail - 0.2%
Netflix, Inc. (p)		4,000	1,565,720
The Booking Holdings, Inc. (p)		400	810,836
			2,376,556
Media - 0.2%
Naspers Ltd. Class N		9,500	2,413,523
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG		5,102	1,113,870

TOTAL CONSUMER DISCRETIONARY			17,406,777

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.0%
Southeastern Grocers, Inc. (i)(p)		16,631	506,414
Food Products - 0.2%
Darling International, Inc. (p)		71,600	1,423,408
JBS SA		281,400	675,229
Reddy Ice Holdings, Inc. (p)		5,683	1,137
			2,099,774

TOTAL CONSUMER STAPLES			2,606,188

ENERGY - 0.2%
Energy Equipment & Services - 0.1%
Forbes Energy Services Ltd. (p)		6,562	59,058
Weatherford International PLC (p)(r)		184,000	605,360
			664,418
Oil, Gas & Consumable Fuels - 0.1%
Chaparral Energy, Inc.:
Class A (p)		4,142	78,284
Class B (p)		887	15,611
Crestwood Equity Partners LP		7,975	253,206
Frontera Energy Corp. (p)		23,050	335,410
Frontera Energy Corp. (p)		102	1,484
Goodrich Petroleum Corp. (p)		4,211	52,090
Harvest Oil & Gas Corp. (i)(p)		13,350	293,700
Parsley Energy, Inc. Class A (p)		23,000	696,440
VNR Finance Corp.		4,091	20,987
VNR Finance Corp. (c)		19,701	101,066
			1,848,278

TOTAL ENERGY			2,512,696

FINANCIALS - 0.3%
Banks - 0.1%
Bank of America Corp.		36,200	1,020,478
JPMorgan Chase & Co.		10,000	1,042,000
			2,062,478
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (i)(p)		314,563	3
Consumer Finance - 0.1%
OneMain Holdings, Inc. (p)		27,700	922,133
Diversified Financial Services - 0.1%
GDS Holdings Ltd. ADR (p)		30,400	1,218,736

TOTAL FINANCIALS			4,203,350

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
HCA Holdings, Inc.		7,600	779,760
Humana, Inc.		3,200	952,416
Rotech Healthcare, Inc. (i)(p)		6,069	9,710
UnitedHealth Group, Inc.		3,100	760,554
			2,502,440
Pharmaceuticals - 0.0%
Jazz Pharmaceuticals PLC (p)		4,700	809,810

TOTAL HEALTH CARE			3,312,250

INDUSTRIALS - 0.4%
Airlines - 0.1%
Air Canada (p)		106,500	1,721,466
Commercial Services & Supplies - 0.0%
Novus Holdings Ltd.		3,285	797
Machinery - 0.0%
Allison Transmission Holdings, Inc.		12,900	522,321
Marine - 0.0%
U.S. Shipping Partners Corp. (i)(p)		644	0
U.S. Shipping Partners Corp. warrants 12/31/29 (i)(p)		6,028	0
			0
Trading Companies & Distributors - 0.3%
HD Supply Holdings, Inc. (p)		37,300	1,599,797
Penhall Acquisition Co.:
Class A (i)(p)		321	25,112
Class B (i)(p)		107	8,371
United Rentals, Inc. (p)		14,763	2,179,314
			3,812,594
Transportation Infrastructure - 0.0%
Tricer Holdco SCA:
Class A1 (i)		16,755	10,891
Class A2 (i)		16,755	10,891
Class A3 (i)		16,755	10,891
Class A4 (i)		16,755	10,891
Class A5 (i)		16,755	10,891
Class A6 (i)		16,755	10,891
Class A7 (i)		16,755	10,891
Class A8 (i)		16,755	10,891
Class A9 (i)		16,755	10,891
			98,019

TOTAL INDUSTRIALS			6,155,197

INFORMATION TECHNOLOGY - 2.2%
Electronic Equipment & Components - 0.1%
CDW Corp.		8,600	694,794
Internet Software & Services - 0.6%
Alibaba Group Holding Ltd. sponsored ADR (p)		22,300	4,137,319
Alphabet, Inc. Class A (p)		2,600	2,935,894
Facebook, Inc. Class A (p)		7,700	1,496,264
			8,569,477
IT Services - 0.5%
EPAM Systems, Inc. (p)		8,700	1,081,671
Global Payments, Inc.		14,600	1,627,754
MasterCard, Inc. Class A		8,900	1,749,028
PayPal Holdings, Inc. (p)		19,200	1,598,784
Visa, Inc. Class A		13,700	1,814,565
			7,871,802
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.		7,300	1,771,272
Cypress Semiconductor Corp.		309	4,814
MagnaChip Semiconductor Corp. (p)		2,669	27,357
Marvell Technology Group Ltd.		28,500	611,040
Microchip Technology, Inc.		11,900	1,082,305
Micron Technology, Inc. (p)		25,000	1,311,000
NVIDIA Corp.		7,600	1,800,440
ON Semiconductor Corp. (p)		65,900	1,465,287
			8,073,515
Software - 0.4%
Adobe Systems, Inc. (p)		7,700	1,877,337
Electronic Arts, Inc. (p)		7,200	1,015,344
Microsoft Corp.		9,700	956,517
Salesforce.com, Inc.(p)		6,200	845,680
SS&C Technologies Holdings, Inc.		18,300	949,770
Take-Two Interactive Software, Inc. (p)		6,600	781,176
			6,425,824
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.		4,300	795,973

TOTAL INFORMATION TECHNOLOGY			32,431,385

MATERIALS - 0.5%
Chemicals - 0.3%
DowDuPont, Inc.		11,000	725,120
Ingevity Corp. (p)		6	485
LyondellBasell Industries NV Class A		16,600	1,823,510
The Chemours Co. LLC		30,200	1,339,672
Westlake Chemical Corp.		1,500	161,445
			4,050,232
Containers & Packaging - 0.1%
Crown Holdings, Inc. (p)		14,300	640,068
WestRock Co.		12,005	687,034
			1,327,102
Metals & Mining - 0.1%
Aleris Corp. (i)(p)		2,037	7,644
First Quantum Minerals Ltd.		65,200	960,654
Freeport-McMoRan, Inc.		50,800	876,808
			1,845,106

TOTAL MATERIALS			7,222,440

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (p)		34,700	2,073,325
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.		140	5,986
Vistra Energy Corp. (p)		34,600	818,636
			824,622
TOTAL COMMON STOCKS
(Cost $63,865,283)			78,748,230

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (i)(p)		2,286	16,665
Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (i)(p)(q)		8,042,141	80,421
TOTAL PREFERRED STOCKS
(Cost $303,071)			97,086
		Principal Amount(a)	Value

Bank Loan Obligations - 1.9%
CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.0%
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.552% 8/22/25 (b)(f)		305,000	308,050
Hotels, Restaurants & Leisure - 0.2%
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 7/29/25 (f)(s)		2,855,000	2,856,799

TOTAL CONSUMER DISCRETIONARY			3,164,849

CONSUMER STAPLES - 0.1%
Personal Products - 0.1%
Revlon Consumer Products Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4756% 9/7/23 (b)(f)		926,205	713,178
ENERGY - 0.7%
Energy Equipment & Services - 0.0%
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0879% 5/21/25 (b)(f)		250,000	250,000
Forbes Energy Services LLC Tranche B, term loan 14% 4/13/21 (b)(i)		66,914	67,416
			317,416
Oil, Gas & Consumable Fuels - 0.7%
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.4211% 6/22/24 (b)(f)		455,400	444,584
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.4661% 12/31/21 (b)(f)		5,345,000	5,906,225
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.8379% 12/31/22 (b)(f)		2,090,000	2,125,279
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 9.5935% 8/23/21 (b)(f)		2,030,000	2,121,776
			10,597,864

TOTAL ENERGY			10,915,280

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Bcp Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8629% 10/31/24 (b)(f)		150,000	149,601
Insurance - 0.0%
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.3595% 4/25/25 (b)(f)		275,000	273,180

TOTAL FINANCIALS			422,781

HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9825% 6/1/25 (b)(f)		120,000	119,513
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 7.0844% 11/3/23 (b)(f)		182,952	177,769
Construction & Engineering - 0.0%
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.34% 9/27/24 (b)(f)		155,000	154,806

TOTAL INDUSTRIALS			332,575

INFORMATION TECHNOLOGY - 0.7%
Internet Software & Services - 0.2%
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.5935% 9/29/24 (b)(f)		243,163	244,162
3 month U.S. LIBOR + 8.500% 10.5935% 9/29/25 (b)(f)		1,445,000	1,465,230
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0007% 4/4/25 (b)(f)		675,000	676,404
			2,385,796
IT Services - 0.1%
Banff Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6/28/25 (f)(s)		1,810,000	1,798,688
Semiconductors & Semiconductor Equipment - 0.1%
Microchip Technology, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.1% 5/29/25 (b)(f)		1,485,000	1,481,911
Software - 0.3%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.5572% 6/13/25 (b)(f)		1,264,344	1,215,742
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.8072% 6/13/24 (b)(f)		287,825	282,469
Digicert Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.750% 6.8435% 10/31/24 (b)(f)		199,500	199,209
3 month U.S. LIBOR + 8.000% 10.0935% 10/31/25 (b)(f)		250,000	243,750
Kronos, Inc. 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.6081% 11/1/24 (b)(f)		1,090,000	1,119,975
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.35% 1/20/24 (b)(f)		167,992	166,208
3 month U.S. LIBOR + 9.000% 11.1% 1/20/25 (b)(f)		535,000	505,131
Vertafore, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 7/2/25 (f)(s)		1,130,000	1,122,237
			4,854,721

TOTAL INFORMATION TECHNOLOGY			10,521,116

MATERIALS - 0.2%
Containers & Packaging - 0.1%
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7506% 6/22/25 (b)(f)		860,000	857,489
Metals & Mining - 0.1%
Essar Steel Algoma, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.500% 0% 8/16/19 (e)(f)		267,300	358,182
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.3268% 10/17/22(b)(f)		1,232,825	1,155,774
			1,513,956

TOTAL MATERIALS			2,371,445

TOTAL BANK LOAN OBLIGATIONS
(Cost $28,132,457)			28,560,737
		Shares	Value

Fixed-Income Funds - 10.0%
Fidelity Floating Rate Central Fund (t)		1,352,271	138,972,891
iShares JPMorgan USD Emerging Markets Bond ETF		102,800	10,975,956
TOTAL FIXED-INCOME FUNDS
(Cost $151,822,648)			149,948,847
		Principal Amount(a)	Value

Preferred Securities - 4.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen International Finance NV 4.625% (Reg. S) (b)(g)	EUR	1,900,000	2,204,545
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (g)		1,585,000	1,601,291
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Andeavor Logistics LP 6.875% (b)(g)		1,550,000	1,573,264
DCP Midstream Partners LP 7.375% (b)(g)		775,000	744,561
Energy Transfer Partners LP:
6.25% (b)(g)		3,335,000	3,166,911
6.625% (b)(g)		1,370,000	1,284,224
Summit Midstream Partners LP 9.5% (b)(g)		775,000	762,719
			7,531,679
FINANCIALS - 3.1%
Banks - 2.8%
Alfa Bond Issuance PLC 8% (Reg. S) (b)(g)		675,000	670,992
Banco Do Brasil SA 9% (b)(c)(g)		1,560,000	1,506,019
Banco Mercantil del Norte SA 7.625% (b)(c)(g)		675,000	678,723
Bank of America Corp.:
5.125% (b)(g)		1,345,000	1,357,724
5.2% (b)(g)		3,067,000	3,037,901
5.875% (b)(g)		3,940,000	3,919,283
6.25% (b)(g)		1,410,000	1,501,707
Barclays Bank PLC 7.625% 11/21/22		895,000	971,071
Citigroup, Inc.:
5.8% (b)(g)		1,130,000	1,163,095
5.9% (b)(g)		1,455,000	1,512,714
5.95% (b)(g)		2,675,000	2,788,643
6.25% (b)(g)		920,000	976,102
6.3% (b)(g)		270,000	276,198
Huntington Bancshares, Inc. 5.7% (b)(f)(g)		615,000	618,531
Itau Unibanco Holding SA 6.125% (b)(c)(g)		865,000	811,331
JPMorgan Chase & Co.:
5% (b)(g)		1,615,000	1,663,450
5.3% (b)(g)		865,000	888,602
6% (b)(g)		6,524,000	6,824,834
6.125% (b)(g)		850,000	882,194
6.75% (b)(g)		400,000	446,188
Royal Bank of Scotland Group PLC 8.625% (b)(g)		2,190,000	2,327,936
Tinkoff Credit Systems 9.25% (Reg. S) (b)(g)		405,000	416,349
Wells Fargo & Co.:
5.875% (b)(g)		2,600,000	2,687,928
5.9% (b)(g)		3,065,000	3,083,020
			41,010,535
Capital Markets - 0.3%
Goldman Sachs Group, Inc.:
5% (b)(g)		1,545,000	1,460,280
5.375% (b)(g)		1,665,000	1,702,621
5.7% (b)(g)		1,701,000	1,738,514
			4,901,415
Diversified Financial Services - 0.0%
Magnesita Finance Ltd. 8.625% (c)(g)		396,000	402,184

TOTAL FINANCIALS			46,314,134

INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Odebrecht Finance Ltd.:
7.5% (c)(g)		1,910,000	715,226
7.5% (Reg. S) (g)		100,000	37,447
			752,673
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Unibail-Rodamco 2.125% (Reg. S) (b)(g)	EUR	3,000,000	3,438,202
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA 8.5% (b)(c)(g)		440,000	468,152
TOTAL PREFERRED SECURITIES
(Cost $63,078,590)			62,310,676
		Shares	Value

Money Market Funds - 6.6%
Fidelity Cash Central Fund, 1.93% (u)		98,590,594	98,610,312
Fidelity Securities Lending Cash Central Fund 1.92% (u)(v)		630,252	630,378
TOTAL MONEY MARKET FUNDS
(Cost $99,233,594)			99,240,690

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value
Put Options - 0.1%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.495% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	3,300,000	$143,941
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.7875% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	4,800,000	165,882
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5340% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	11,700,000	502,534
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5575% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	1,100,000	45,264
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 3.0580% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2028	4/20/21	2,200,000	61,904

TOTAL PUT OPTIONS			919,525

Call Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.495% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	3,300,000	52,448
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.7875% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	4,800,000	116,641
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5340% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	11,700,000	205,494
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5575% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	1,100,000	18,903
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 3.058% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2028	4/20/21	2,200,000	74,200

TOTAL CALL OPTIONS			467,686

TOTAL PURCHASED SWAPTIONS
(Cost $1,429,386)			1,387,211
TOTAL INVESTMENT IN SECURITIES - 102.6%
(Cost $1,539,593,643)			1,541,919,463
NET OTHER ASSETS (LIABILITIES) - (2.6)%			(38,829,528)
NET ASSETS - 100%			$1,503,089,935

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
4.5% 7/1/48	$(7,100,000)	$(7,392,431)
Ginnie Mae
4.5% 7/1/48	(7,100,000)	(7,378,756)
4.5% 7/1/48	(4,900,000)	(5,092,381)
4.5% 7/1/48	(4,900,000)	(5,092,381)
4.5% 7/1/48	(300,000)	(311,778)

TOTAL GINNIE MAE		(17,875,296)

TOTAL TBA SALE COMMITMENTS
(Proceeds $25,257,006)		$(25,267,727)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	18	Sept. 2018	$2,163,375	$18,243	$18,243
CBOT 2-Year U.S. Treasury Note Contracts (United States)	31	Sept. 2018	6,566,672	(24,280)	(24,280)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	125	Sept. 2018	14,202,148	47,344	47,344
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	18	Sept. 2018	2,872,125	110,213	110,213

TOTAL PURCHASED					151,520

Sold
Treasury Contracts
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	2	Sept. 2018	256,469	215	215
TOTAL FUTURES CONTRACTS					$151,735

The notional amount of futures purchased as a percentage of Net Assets is 1.7%

The notional amount of futures sold as a percentage of Net Assets is 0.0%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
2.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2025	$2,905,000	$16,642	$0	$16,642

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

ARS – Argentine peso

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

CHF – Swiss franc

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HKD – Hong Kong dollar

IDR – Indonesian rupiah

INR – Indian rupee

JPY – Japanese yen

MXN – Mexican peso

NOK – Norwegian krone

NZD – New Zealand dollar

PEN – Peruvian new sol

SEK – Swedish krona

SGD – Singapore dollar

ZAR – South African rand

Security Type Abbreviations

ETF – Exchange-Traded Fund

Percentages shown as 0.0% in the Schedule of Investments may reflect amounts less than 0.05%.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $322,131,336 or 21.4% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Non-income producing - Security is in default.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (i) Level 3 security

 (j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $194,469.

 (k) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $102,228.

 (l) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (n) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (o) Quantity represents share amount.

 (p) Non-income producing

 (q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $80,460 or 0.0% of net assets.

 (r) Security or a portion of the security is on loan at period end.

 (s) The coupon rate will be determined upon settlement of the loan after period end.

 (t) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (u) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (v) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$4,281
Tricer Holdco SCA	12/19/16 - 1/29/18	$286,754

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$927,334
Fidelity Floating Rate Central Fund	3,343,106
Fidelity Securities Lending Cash Central Fund	711
Total	$4,271,151

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$107,568,078	$34,012,079	$2,198,266	$(14,662)	$(394,338)	$138,972,891	6.1%
Total	$107,568,078	$34,012,079	$2,198,266	$(14,662)	$(394,338)	$138,972,891

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$17,406,777	$16,521,240	$39	$885,498
Consumer Staples	2,622,853	2,099,774	--	523,079
Energy	2,512,696	2,218,996	--	293,700
Financials	4,203,350	4,203,347	--	3
Health Care	3,312,250	3,302,540	--	9,710
Industrials	6,235,618	6,023,695	--	211,923
Information Technology	32,431,385	32,431,385	--	--
Materials	7,222,440	7,214,796	--	7,644
Telecommunication Services	2,073,325	2,073,325	--	--
Utilities	824,622	824,622	--	--
Corporate Bonds	555,068,011	--	555,066,252	1,759
U.S. Government and Government Agency Obligations	248,232,820	--	248,232,820	--
U.S. Government Agency - Mortgage Securities	46,974,048	--	46,974,048	--
Asset-Backed Securities	13,712,045	--	13,712,045	--
Collateralized Mortgage Obligations	37,955,705	--	37,955,705	--
Commercial Mortgage Securities	35,732,851	--	35,732,851	--
Foreign Government and Government Agency Obligations	183,481,536	--	182,855,463	626,073
Supranational Obligations	468,970	--	468,970	--
Bank Loan Obligations	28,560,737	--	28,493,321	67,416
Fixed-Income Funds	149,948,847	149,948,847	--	--
Preferred Securities	62,310,676	--	62,310,676	--
Money Market Funds	99,240,690	99,240,690	--	--
Purchased Swaptions	1,387,211	--	1,387,211	--
Total Investments in Securities:	$1,541,919,463	$326,103,257	$1,213,189,401	$2,626,805
Derivative Instruments:
Assets
Futures Contracts	$176,015	$176,015	$--	$--
Swaps	16,642	--	16,642	--
Total Assets	$192,657	$176,015	$16,642	$--
Liabilities
Futures Contracts	$(24,280)	$(24,280)	$--	$--
Total Liabilities	$(24,280)	$(24,280)	$--	$--
Total Derivative Instruments:	$168,377	$151,735	$16,642	$--
Other Financial Instruments:
TBA Sale Commitments	$(25,267,727)	$--	$(25,267,727)	$--
Total Other Financial Instruments:	$(25,267,727)	$--	$(25,267,727)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$176,015	$(24,280)
Purchased Swaptions(b)	1,387,211	0
Swaps(c)	16,642	0
Total Value of Derivatives	$1,579,868	$(24,280)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (c) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	69.1%
United Kingdom	3.7%
Canada	2.8%
Netherlands	2.3%
Japan	2.1%
Cayman Islands	2.0%
Argentina	2.0%
Luxembourg	1.8%
Italy	1.3%
France	1.2%
Others (Individually Less Than 1%)	11.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $592,529) — See accompanying schedule: Unaffiliated issuers (cost $1,299,610,489)	$1,303,705,881
Fidelity Central Funds (cost $239,983,154)	238,213,582
Total Investment in Securities (cost $1,539,593,643)		$1,541,919,463
Cash		740,165
Foreign currency held at value (cost $1,471)		1,471
Receivable for investments sold
Regular delivery		2,368,839
Delayed delivery		18,095
Receivable for TBA sale commitments		25,257,006
Receivable for fund shares sold		340,505
Dividends receivable		109,675
Interest receivable		13,461,269
Distributions receivable from Fidelity Central Funds		783,841
Other receivables		32,946
Total assets		1,585,033,275
Liabilities
Payable for investments purchased
Regular delivery	$14,106,523
Delayed delivery	39,928,005
TBA sale commitments, at value	25,267,727
Payable for fund shares redeemed	990,790
Accrued management fee	696,234
Distribution and service plan fees payable	83,009
Payable for daily variation margin on futures contracts	5,023
Payable for daily variation margin on centrally cleared OTC swaps	2,537
Other affiliated payables	156,363
Other payables and accrued expenses	76,779
Collateral on securities loaned	630,350
Total liabilities		81,943,340
Net Assets		$1,503,089,935
Net Assets consist of:
Paid in capital		$1,469,008,096
Undistributed net investment income		30,993,555
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		646,243
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,442,041
Net Assets		$1,503,089,935
Initial Class:
Net Asset Value, offering price and redemption price per share ($90,820,765 ÷ 7,971,624 shares)		$11.39
Service Class:
Net Asset Value, offering price and redemption price per share ($1,742,633 ÷ 153,430 shares)		$11.36
Service Class 2:
Net Asset Value, offering price and redemption price per share ($398,150,825 ÷ 35,307,872 shares)		$11.28
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,012,375,712 ÷ 89,169,996 shares)		$11.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends		$1,801,747
Interest		26,351,676
Income from Fidelity Central Funds		4,271,151
Total income		32,424,574
Expenses
Management fee	$4,243,974
Transfer agent fees	697,536
Distribution and service plan fees	480,173
Accounting and security lending fees	258,424
Custodian fees and expenses	39,387
Independent trustees' fees and expenses	3,310
Registration fees	182
Audit	54,032
Legal	(109,360)
Miscellaneous	6,347
Total expenses before reductions	5,674,005
Expense reductions	(14,618)
Total expenses after reductions		5,659,387
Net investment income (loss)		26,765,187
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,840,901
Fidelity Central Funds	(14,768)
Foreign currency transactions	(163,905)
Futures contracts	(429,248)
Swaps	(96,529)
Written options	23,589
Total net realized gain (loss)		1,160,040
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(41,996,680)
Fidelity Central Funds	(394,275)
Assets and liabilities in foreign currencies	(51,397)
Futures contracts	155,911
Swaps	18,851
Delayed delivery commitments	(10,721)
Total change in net unrealized appreciation (depreciation)		(42,278,311)
Net gain (loss)		(41,118,271)
Net increase (decrease) in net assets resulting from operations		$(14,353,084)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,765,187	$48,290,503
Net realized gain (loss)	1,160,040	15,785,344
Change in net unrealized appreciation (depreciation)	(42,278,311)	40,260,354
Net increase (decrease) in net assets resulting from operations	(14,353,084)	104,336,201
Distributions to shareholders from net investment income	–	(47,218,735)
Distributions to shareholders from net realized gain	(802,719)	(7,817,967)
Total distributions	(802,719)	(55,036,702)
Share transactions - net increase (decrease)	(27,532,709)	198,447,298
Total increase (decrease) in net assets	(42,688,512)	247,746,797
Net Assets
Beginning of period	1,545,778,447	1,298,031,650
End of period	$1,503,089,935	$1,545,778,447
Other Information
Undistributed net investment income end of period	$30,993,555	$4,228,368

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Strategic Income Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.50	$11.07	$10.60	$11.12	$11.20	$11.76
Income from Investment Operations
Net investment income (loss)A	.206	.399	.429	.413	.413	.437
Net realized and unrealized gain (loss)	(.310)	.462	.446	(.593)	(.010)	(.403)
Total from investment operations	(.104)	.861	.875	(.180)	.403	.034
Distributions from net investment income	–	(.371)	(.405)	(.306)	(.350)	(.483)
Distributions from net realized gain	(.006)	(.060)	–	–	(.133)	(.111)
Tax return of capital	–	–	–	(.034)	–	–
Total distributions	(.006)	(.431)	(.405)	(.340)	(.483)	(.594)
Net asset value, end of period	$11.39	$11.50	$11.07	$10.60	$11.12	$11.20
Total ReturnB,C,D	(.90)%	7.79%	8.27%	(1.63)%	3.60%	.29%
Ratios to Average Net AssetsE,F
Expenses before reductions	.66%G	.67%	.68%	.69%	.68%	.68%
Expenses net of fee waivers, if any	.66%G	.67%	.68%	.69%	.68%	.68%
Expenses net of all reductions	.66%G	.67%	.68%	.69%	.68%	.68%
Net investment income (loss)	3.61%G	3.45%	3.84%	3.69%	3.56%	3.74%
Supplemental Data
Net assets, end of period (000 omitted)	$90,821	$96,952	$91,630	$91,714	$107,847	$119,063
Portfolio turnover rateH	138%G	124%	81%	92%	119%	141%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were .05%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Strategic Income Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.47	$11.05	$10.59	$11.11	$11.19	$11.75
Income from Investment Operations
Net investment income (loss)A	.199	.389	.417	.401	.401	.425
Net realized and unrealized gain (loss)	(.303)	.461	.444	(.592)	(.009)	(.403)
Total from investment operations	(.104)	.850	.861	(.191)	.392	.022
Distributions from net investment income	–	(.370)	(.401)	(.295)	(.339)	(.471)
Distributions from net realized gain	(.006)	(.060)	–	–	(.133)	(.111)
Tax return of capital	–	–	–	(.034)	–	–
Total distributions	(.006)	(.430)	(.401)	(.329)	(.472)	(.582)
Net asset value, end of period	$11.36	$11.47	$11.05	$10.59	$11.11	$11.19
Total ReturnB,C,D	(.91)%	7.71%	8.14%	(1.73)%	3.51%	.19%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%G	.77%	.78%	.79%	.78%	.78%
Expenses net of fee waivers, if any	.76%G	.77%	.78%	.79%	.78%	.78%
Expenses net of all reductions	.76%G	.77%	.78%	.79%	.78%	.78%
Net investment income (loss)	3.51%G	3.35%	3.75%	3.59%	3.46%	3.64%
Supplemental Data
Net assets, end of period (000 omitted)	$1,743	$1,899	$526	$753	$831	$837
Portfolio turnover rateH	138%G	124%	81%	92%	119%	141%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were .05%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Strategic Income Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.40	$10.98	$10.52	$11.05	$11.14	$11.71
Income from Investment Operations
Net investment income (loss)A	.189	.368	.398	.380	.380	.404
Net realized and unrealized gain (loss)	(.303)	.459	.444	(.593)	(.005)	(.400)
Total from investment operations	(.114)	.827	.842	(.213)	.375	.004
Distributions from net investment income	–	(.347)	(.382)	(.283)	(.332)	(.463)
Distributions from net realized gain	(.006)	(.060)	–	–	(.133)	(.111)
Tax return of capital	–	–	–	(.034)	–	–
Total distributions	(.006)	(.407)	(.382)	(.317)	(.465)	(.574)
Net asset value, end of period	$11.28	$11.40	$10.98	$10.52	$11.05	$11.14
Total ReturnB,C,D	(1.00)%	7.54%	8.02%	(1.94)%	3.37%	.03%
Ratios to Average Net AssetsE,F
Expenses before reductions	.91%G	.92%	.93%	.94%	.93%	.93%
Expenses net of fee waivers, if any	.91%G	.92%	.93%	.94%	.93%	.93%
Expenses net of all reductions	.91%G	.92%	.93%	.94%	.93%	.93%
Net investment income (loss)	3.36%G	3.20%	3.59%	3.44%	3.31%	3.49%
Supplemental Data
Net assets, end of period (000 omitted)	$398,151	$374,227	$260,789	$185,925	$137,892	$68,196
Portfolio turnover rateH	138%G	124%	81%	92%	119%	141%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were .05%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Strategic Income Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.46	$11.03	$10.57	$11.09	$11.17	$11.73
Income from Investment Operations
Net investment income (loss)A	.203	.394	.424	.408	.408	.432
Net realized and unrealized gain (loss)	(.307)	.463	.438	(.591)	(.008)	(.401)
Total from investment operations	(.104)	.857	.862	(.183)	.400	.031
Distributions from net investment income	–	(.367)	(.402)	(.303)	(.347)	(.480)
Distributions from net realized gain	(.006)	(.060)	–	–	(.133)	(.111)
Tax return of capital	–	–	–	(.034)	–	–
Total distributions	(.006)	(.427)	(.402)	(.337)	(.480)	(.591)
Net asset value, end of period	$11.35	$11.46	$11.03	$10.57	$11.09	$11.17
Total ReturnB,C,D	(.91)%	7.78%	8.17%	(1.66)%	3.58%	.27%
Ratios to Average Net AssetsE,F
Expenses before reductions	.70%G	.71%	.72%	.72%	.71%	.72%
Expenses net of fee waivers, if any	.69%G	.71%	.72%	.72%	.71%	.71%
Expenses net of all reductions	.69%G	.71%	.72%	.72%	.71%	.71%
Net investment income (loss)	3.58%G	3.41%	3.81%	3.65%	3.52%	3.70%
Supplemental Data
Net assets, end of period (000 omitted)	$1,012,376	$1,072,701	$945,087	$907,266	$981,928	$939,177
Portfolio turnover rateH	138%G	124%	81%	92%	119%	141%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were .05%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

VIP Strategic Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	.05%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at institutional.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures contracts, swaps, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$43,939,126
Gross unrealized depreciation	(38,427,934)
Net unrealized appreciation (depreciation)	$5,511,192
Tax cost	$1,536,565,927

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(594,547)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$(429,248)	$155,911
Purchased Options	5,270	42,570
Written Options	23,589	–
Swaps	(96,529)	18,851
Totals	$(496,918)	$217,332

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $680,599,278 and $627,475,564, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$893
Service Class 2	479,280
$480,173

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .10% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$32,083
Service Class	607
Service Class 2	130,364
Investor Class	534,482
$697,536

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $682 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $8,852.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,182 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $711. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $5,930 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4,074.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4,614.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2018	Year ended December 31, 2017
From net investment income
Initial Class	$–	$3,029,902
Service Class	–	59,576
Service Class 2	–	11,005,331
Investor Class	–	33,123,926
Total	$–	$47,218,735
From net realized gain
Initial Class	$50,277	$490,011
Service Class	958	9,661
Service Class 2	197,540	1,902,939
Investor Class	553,944	5,415,356
Total	$802,719	$7,817,967

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2018	Year ended December 31, 2017	Six months ended June 30, 2018	Year ended December 31, 2017
Initial Class
Shares sold	440,874	1,069,761	$5,062,129	$12,377,067
Reinvestment of distributions	4,380	307,148	50,277	3,519,913
Shares redeemed	(903,236)	(1,225,267)	(10,347,687)	(14,213,181)
Net increase (decrease)	(457,982)	151,642	$(5,235,281)	$1,683,799
Service Class
Shares sold	8,173	118,271	$93,594	$1,401,470
Reinvestment of distributions	61	6,058	700	69,237
Shares redeemed	(20,375)	(6,343)	(232,735)	(73,173)
Net increase (decrease)	(12,141)	117,986	$(138,441)	$1,397,534
Service Class 2
Shares sold	4,996,114	11,423,463	$56,776,387	$131,276,350
Reinvestment of distributions	17,374	1,136,291	197,540	12,908,270
Shares redeemed	(2,540,127)	(3,479,579)	(28,869,716)	(39,915,663)
Net increase (decrease)	2,473,361	9,080,175	$28,104,211	$104,268,957
Investor Class
Shares sold	2,037,746	7,944,671	$23,360,806	$91,654,283
Reinvestment of distributions	48,422	3,374,718	553,944	38,539,282
Shares redeemed	(6,496,816)	(3,392,440)	(74,177,948)	(39,096,557)
Net increase (decrease)	(4,410,648)	7,926,949	$(50,263,198)	$91,097,008

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 72% of the total outstanding shares of the Fund.

13. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

14. Litigation.

The Fund, and other entities managed by FMR or its affiliates were named as defendants in a lawsuit filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs are seeking an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contend that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In January 2015, the Court of Appeals ruled that JPMorgan, as administrative agent for all of the debtholders, released the security interest on certain collateral securing the debt prior to the 2009 payments. In September 2017, an opinion was issued in a trial intended to help determine the value of any remaining, unreleased collateral. The parties have engaged in mediation but continue to disagree on the value of the unreleased collateral. At this time, Management cannot determine the amount of loss that may be realized, but expects the amount to be less than the $1,208,199 received in 2009. The Fund is also incurring legal costs in defending the case.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Initial Class	.66%
Actual		$1,000.00	$991.00	$3.26
Hypothetical-C		$1,000.00	$1,021.52	$3.31
Service Class	.76%
Actual		$1,000.00	$990.90	$3.75
Hypothetical-C		$1,000.00	$1,021.03	$3.81
Service Class 2.91%
Actual		$1,000.00	$990.00	$4.49
Hypothetical-C		$1,000.00	$1,020.28	$4.56
Investor Class	.69%
Actual		$1,000.00	$990.90	$3.41
Hypothetical-C		$1,000.00	$1,021.37	$3.46

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were .05%.

 C 5% return per year before expenses

VIPSI-SANN-0818
1.803539.114

Fidelity® Variable Insurance Products: Target Volatility Portfolio Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2018

% of fund's net assets
Fidelity Total Bond Fund	17.5
Fidelity Technology Portfolio	7.4
Fidelity U.S. Bond Index Fund Institutional Class	5.8
iShares Barclays Aggregate Bond ETF	5.7
Fidelity Overseas Fund	5.1
Fidelity Financial Services Portfolio	4.2
Fidelity Health Care Portfolio	4.2
Fidelity Inflation-Protected Bond Index Fund Institutional Class	4.1
Fidelity Consumer Discretionary Portfolio	3.0
Fidelity Industrials Portfolio	2.9
59.9

Asset Allocation (% of fund's net assets)

As of June 30, 2018
Domestic Equity Funds	48.1%
International Equity Funds	14.3%
Fixed-Income Funds	37.3%
Cash Equivalents	0.3%

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 62.4%
	Shares	Value
Domestic Equity Funds - 48.1%
Consumer Discretionary Select Sector SPDR ETF	31,703	$3,465,138
Consumer Staples Select Sector SPDR ETF	31,945	1,646,126
Energy Select Sector SPDR ETF	7,719	586,181
Fidelity Commodity Strategy Fund (a)	290,203	3,055,833
Fidelity Consumer Discretionary Portfolio (a)	206,189	9,249,652
Fidelity Consumer Staples Portfolio (a)	74,739	5,903,639
Fidelity Contrafund (a)	43,665	5,766,822
Fidelity Energy Portfolio (a)	114,757	5,493,435
Fidelity Equity-Income Fund (a)	98,828	5,691,490
Fidelity Financial Services Portfolio (a)	122,020	13,107,381
Fidelity Global Commodity Stock Fund (a)	235,676	3,219,340
Fidelity Health Care Portfolio (a)	53,268	13,053,434
Fidelity Industrials Portfolio (a)	259,736	8,831,039
Fidelity Low-Priced Stock Fund (a)	103,535	5,694,448
Fidelity Materials Portfolio (a)	32,163	2,655,345
Fidelity Mega Cap Stock Fund (a)	485,564	8,507,079
Fidelity Real Estate Investment Portfolio (a)	81,559	3,447,517
Fidelity Technology Portfolio (a)	127,159	22,749,946
Fidelity Telecommunications Portfolio (a)	32,328	1,798,072
Fidelity Utilities Portfolio (a)	31,994	2,745,442
Fidelity Value Discovery Fund (a)	100,060	2,839,712
Financial Select Sector SPDR ETF	145,470	3,868,047
Health Care Select Sector SPDR ETF	33,480	2,794,241
Industrial Select Sector SPDR ETF	37,831	2,709,835
Materials Select Sector SPDR ETF	16,116	935,856
Real Estate Select Sector SPDR ETF	20,053	655,934
SPDR S&P Telecom ETF	8,160	589,886
Technology Select Sector SPDR ETF	99,224	6,893,091
Utilities Select Sector SPDR ETF	14,710	764,332

TOTAL DOMESTIC EQUITY FUNDS		148,718,293

International Equity Funds - 14.3%
Fidelity Diversified International Fund (a)	105,184	4,097,957
Fidelity International Capital Appreciation Fund (a)	46,152	964,116
Fidelity International Discovery Fund (a)	76,033	3,365,973
Fidelity International Enhanced Index Fund (a)	316,013	3,112,732
Fidelity International Small Cap Fund (a)	61,065	1,780,032
Fidelity International Small Cap Opportunities Fund (a)	84,286	1,631,773
Fidelity International Value Fund (a)	253,804	2,192,869
Fidelity Japan Smaller Companies Fund (a)	103,491	1,916,655
Fidelity Overseas Fund (a)	318,311	15,848,703
Fidelity Pacific Basin Fund (a)	24,166	827,208
iShares MSCI EAFE Index ETF	126,909	8,499,096

TOTAL INTERNATIONAL EQUITY FUNDS		44,237,114

TOTAL EQUITY FUNDS
(Cost $178,968,742)		192,955,407

Fixed-Income Funds - 37.3%
Fidelity Conservative Income Bond Fund (a)	336,646	3,376,557
Fidelity Floating Rate High Income Fund (a)	314,488	3,015,943
Fidelity Inflation-Protected Bond Index Fund Institutional Class (a)	1,284,785	12,616,587
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	414,371	5,262,510
Fidelity New Markets Income Fund (a)	96,173	1,432,977
Fidelity Total Bond Fund (a)	5,220,140	54,080,645
Fidelity U.S. Bond Index Fund Institutional Class (a)	1,591,223	17,885,349
iShares Barclays Aggregate Bond ETF	165,133	17,556,941
TOTAL FIXED-INCOME FUNDS
(Cost $117,327,891)		115,227,509

Cash Equivalents - 0.3%
Fidelity Cash Central Fund, 1.93% (b)
(Cost $1,103,128)	1,102,989	1,103,210
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $297,399,761)		309,286,126
NET OTHER ASSETS (LIABILITIES) - 0.0%		(106,598)
NET ASSETS - 100%		$309,179,528

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$38,371
Total	$38,371

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund	$2,961,457	$142,981	$38,882	$--	$(39)	$(9,684)	$3,055,833
Fidelity Conservative Income Bond Fund	1,281,303	8,054,671	5,956,210	57,724	(5)	(3,202)	3,376,557
Fidelity Consumer Discretionary Portfolio	8,574,573	1,147,948	1,170,847	126,309	54,087	643,891	9,249,652
Fidelity Consumer Staples Portfolio	5,274,662	1,487,756	104,816	309,784	(5,089)	(748,874)	5,903,639
Fidelity Contrafund	4,901,862	735,432	255,394	74,869	(4,968)	389,890	5,766,822
Fidelity Diversified International Fund	3,942,059	910,166	651,341	--	(17,906)	(85,021)	4,097,957
Fidelity Emerging Markets Fund	10,041,660	86,502	10,125,655	--	492,314	(494,821)	--
Fidelity Energy Portfolio	4,948,991	478,684	261,135	--	(8,236)	335,131	5,493,435
Fidelity Equity-Income Fund	5,056,201	1,090,190	193,880	131,253	(3,396)	(257,625)	5,691,490
Fidelity Europe Fund	1,532,815	44,328	1,560,023	--	137,082	(154,202)	--
Fidelity Financial Services Portfolio	12,810,727	1,936,906	844,711	291,587	1,506	(797,047)	13,107,381
Fidelity Floating Rate High Income Fund	2,910,934	200,347	85,752	60,493	(29)	(9,557)	3,015,943
Fidelity Global Commodity Stock Fund	3,128,217	139,850	155,752	--	1,693	105,332	3,219,340
Fidelity Health Care Portfolio	11,408,189	1,069,962	537,034	409,978	365	1,111,952	13,053,434
Fidelity High Income Fund	5,800,259	66,874	5,801,677	36,117	(106,875)	41,419	--
Fidelity Industrials Portfolio	8,559,787	1,478,108	546,562	337,299	(2,502)	(657,792)	8,831,039
Fidelity Inflation-Protected Bond Index Fund Institutional Class	10,063,487	2,665,993	136,028	14,010	(718)	23,853	12,616,587
Fidelity International Capital Appreciation Fund	907,700	76,117	12,007	--	(22)	(7,672)	964,116
Fidelity International Discovery Fund	3,279,937	728,081	544,365	--	(10,451)	(87,229)	3,365,973
Fidelity International Enhanced Index Fund	2,949,764	735,220	490,489	--	5,200	(86,963)	3,112,732
Fidelity International Small Cap Fund	1,773,116	310,379	258,009	--	48	(45,502)	1,780,032
Fidelity International Small Cap Opportunities Fund	1,673,261	221,833	262,178	1	(1,064)	(79)	1,631,773
Fidelity International Value Fund	2,136,870	493,838	334,535	--	158	(103,462)	2,192,869
Fidelity Japan Smaller Companies Fund	1,906,594	69,081	13,133	--	(25)	(45,862)	1,916,655
Fidelity Long-Term Treasury Bond Index Fund Premium Class	5,366,736	4,339,213	4,174,026	81,070	(147,643)	(121,770)	5,262,510
Fidelity Low-Priced Stock Fund	5,073,415	828,937	243,881	--	393	35,584	5,694,448
Fidelity Materials Portfolio	2,494,334	433,020	29,859	119,915	(1,015)	(241,135)	2,655,345
Fidelity Mega Cap Stock Fund	7,562,015	1,230,569	312,888	--	(2,679)	30,062	8,507,079
Fidelity Mid Cap Value Fund	289	13	278	13	4	(28)	--
Fidelity New Markets Income Fund	1,466,582	108,541	19,446	32,038	(295)	(122,405)	1,432,977
Fidelity Overseas Fund	15,397,464	3,407,690	2,703,677	--	28,332	(281,106)	15,848,703
Fidelity Pacific Basin Fund	804,359	60,243	7,574	--	(111)	(29,709)	827,208
Fidelity Real Estate Investment Portfolio	3,039,348	375,734	32,135	19,751	(486)	65,056	3,447,517
Fidelity Technology Portfolio	20,218,973	3,850,057	1,431,991	1,983,339	46	112,861	22,749,946
Fidelity Telecommunications Portfolio	1,546,446	354,551	25,444	22,273	(1,345)	(76,136)	1,798,072
Fidelity Total Bond Fund	48,308,494	8,100,846	1,005,717	671,057	(13,339)	(1,309,639)	54,080,645
Fidelity U.S. Bond Index Fund Institutional Class	16,348,663	2,254,947	222,298	224,124	(2,110)	(493,853)	17,885,349
Fidelity Utilities Portfolio	2,306,243	280,362	38,232	11,518	(423)	197,492	2,745,442
Fidelity Value Discovery Fund	2,497,953	449,366	56,886	--	(570)	(50,151)	2,839,712
	$250,255,739	$50,445,336	$40,644,747	$5,014,522	$389,887	$(3,228,003)	$257,218,212

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $49,886,339)	$50,964,704
Fidelity Central Funds (cost $1,103,128)	1,103,210
Other affiliated issuers (cost $246,410,294)	257,218,212
Total Investment in Securities (cost $297,399,761)		$309,286,126
Receivable for investments sold		14,920
Receivable for fund shares sold		106,399
Dividends receivable		200,184
Distributions receivable from Fidelity Central Funds		1,712
Other receivables		1,447
Total assets		309,610,788
Liabilities
Payable for investments purchased	$200,573
Payable for fund shares redeemed	121,322
Accrued management fee	64,618
Distribution and service plan fees payable	38,597
Other affiliated payables	6,150
Total liabilities		431,260
Net Assets		$309,179,528
Net Assets consist of:
Paid in capital		$291,850,866
Undistributed net investment income		1,241,421
Accumulated undistributed net realized gain (loss) on investments		4,200,876
Net unrealized appreciation (depreciation) on investments		11,886,365
Net Assets		$309,179,528
Service Class:
Net Asset Value, offering price and redemption price per share ($1,396,748 ÷ 115,681 shares)		$12.07
Service Class 2:
Net Asset Value, offering price and redemption price per share ($307,782,780 ÷ 25,572,934 shares)		$12.04

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$544,166
Affiliated issuers		1,288,612
Income from Fidelity Central Funds		38,371
Total income		1,871,149
Expenses
Management fee	$454,604
Transfer agent fees	33,590
Distribution and service plan fees	375,945
Independent trustees' fees and expenses	645
Miscellaneous	417
Total expenses before reductions	865,201
Expense reductions	(239,452)
Total expenses after reductions		625,749
Net investment income (loss)		1,245,400
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	222,682
Affiliated issuers	389,887
Capital gain distributions from underlying funds:
Affiliated issuers	3,725,910
Total net realized gain (loss)		4,338,479
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(813,254)
Fidelity Central Funds	(1)
Other affiliated issuers	(3,228,003)
Total change in net unrealized appreciation (depreciation)		(4,041,258)
Net gain (loss)		297,221
Net increase (decrease) in net assets resulting from operations		$1,542,621

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,245,400	$3,321,049
Net realized gain (loss)	4,338,479	25,115,499
Change in net unrealized appreciation (depreciation)	(4,041,258)	10,079,993
Net increase (decrease) in net assets resulting from operations	1,542,621	38,516,541
Distributions to shareholders from net investment income	(123,196)	(3,201,834)
Distributions to shareholders from net realized gain	(3,252,398)	(17,462,503)
Total distributions	(3,375,594)	(20,664,337)
Share transactions - net increase (decrease)	13,712,157	56,380,347
Total increase (decrease) in net assets	11,879,184	74,232,551
Net Assets
Beginning of period	297,300,344	223,067,793
End of period	$309,179,528	$297,300,344
Other Information
Undistributed net investment income end of period	$1,241,421	$119,217

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Target Volatility Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$12.14	$11.22	$10.87	$11.34	$11.19	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.17	.15	.16	.17	.19
Net realized and unrealized gain (loss)	.01	1.67	.42	(.29)	.49	1.26
Total from investment operations	.07	1.84	.57	(.13)	.66	1.45
Distributions from net investment income	(.01)	(.16)	(.16)C	(.13)	(.13)	(.07)
Distributions from net realized gain	(.13)	(.76)	(.07)C	(.21)	(.38)	(.18)
Total distributions	(.14)	(.92)	(.22)D	(.34)	(.51)	(.26)E
Net asset value, end of period	$12.07	$12.14	$11.22	$10.87	$11.34	$11.19
Total ReturnF,G,H	.58%	16.39%	5.30%	(1.22)%	5.94%	14.46%
Ratios to Average Net AssetsI,J
Expenses before reductions	.42%K	.42%	.42%	.42%	.41%	.42%K
Expenses net of fee waivers, if any	.27%K	.27%	.27%	.27%	.26%	.26%K
Expenses net of all reductions	.26%K	.27%	.26%	.26%	.26%	.26%K
Net investment income (loss)	.97%K	1.43%	1.38%	1.39%	1.49%	1.98%K
Supplemental Data
Net assets, end of period (000 omitted)	$1,397	$1,444	$1,477	$2,143	$2,880	$2,802
Portfolio turnover rateL	35%K	91%	91%	119%	80%	91%K

 A For the period February 13, 2013 (commencement of operations) to December 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.22 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.065 per share.

 E Total distributions of $.26 per share is comprised of distributions from net investment income of $.072 and distributions from net realized gain of $.183 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Target Volatility Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$12.11	$11.19	$10.85	$11.32	$11.18	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.16	.13	.14	.15	.17
Net realized and unrealized gain (loss)	.02	1.66	.41	(.28)	.49	1.26
Total from investment operations	.07	1.82	.54	(.14)	.64	1.43
Distributions from net investment income	(.01)	(.14)	(.14)C	(.11)	(.12)	(.07)
Distributions from net realized gain	(.13)	(.76)	(.07)C	(.21)	(.38)	(.18)
Total distributions	(.14)	(.90)	(.20)D	(.33)E	(.50)	(.25)
Net asset value, end of period	$12.04	$12.11	$11.19	$10.85	$11.32	$11.18
Total ReturnF,G,H	.58%	16.29%	5.06%	(1.34)%	5.74%	14.32%
Ratios to Average Net AssetsI,J
Expenses before reductions	.57%K	.57%	.57%	.57%	.56%	.56%K
Expenses net of fee waivers, if any	.42%K	.42%	.42%	.42%	.41%	.41%K
Expenses net of all reductions	.41%K	.42%	.41%	.41%	.41%	.40%K
Net investment income (loss)	.82%K	1.28%	1.22%	1.24%	1.34%	1.83%K
Supplemental Data
Net assets, end of period (000 omitted)	$307,783	$295,856	$221,591	$209,108	$131,419	$60,451
Portfolio turnover rateL	35%K	91%	91%	119%	80%	91%K

 A For the period February 13, 2013 (commencement of operations) to December 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.20 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $.065 per share.

 E Total distributions of $.33 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.212 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

VIP Target Volatility Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$17,204,930
Gross unrealized depreciation	(5,548,209)
Net unrealized appreciation (depreciation)	$11,656,721
Tax cost	$297,629,405

4. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, aggregated $67,298,291 and $52,042,640, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of Fidelity Management & Research Company (FMR), provides the Fund with investment management related services. For these services the Fund pays a monthly management fee to the investment adviser. The management fee is computed at an annual rate of .30% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the expense reduction note.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the Fund. Pursuant to this agreement, FMR pays all expenses of the Fund, excluding distribution and service plan fees, transfer agent fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the Fund.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$693
Service Class 2	375,252
$375,945

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .15% of class-level average net assets invested in Underlying Funds that are not managed by the investment adviser or its affiliates. For the period, transfer agent fees for each class were as follows:

Service Class	$155
Service Class 2	33,435
$33,590

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $716 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $417 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to waive the Fund's management fee in an amount equal to .05% of the Funds' average net assets until April 30, 2019. During the period, the Fund's management fee was reduced by $76,825.

In addition, FMR has contractually agreed to reimburse .10% of class-level expenses for Service Class and Service Class 2. During the period, this reimbursement reduced the Fund's Service Class and Service Class 2's expenses by the following amounts:

Reimbursement
Service Class	$702
Service Class 2	150,833

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $11,013 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $79.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2018	Year ended December 31, 2017
From net investment income
Service Class	$578	$18,515
Service Class 2	122,618	3,183,319
Total	$123,196	$3,201,834
From net realized gain
Service Class	$15,270	$90,675
Service Class 2	3,237,128	17,371,828
Total	$3,252,398	$17,462,503

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2018	Year ended December 31, 2017	Six months ended June 30, 2018	Year ended December 31, 2017
Service Class
Reinvestment of distributions	–	229	$–	$2,784
Shares redeemed	(3,233)	(12,992)	(39,923)	(157,252)
Net increase (decrease)	(3,233)	(12,763)	$(39,923)	$(154,468)
Service Class 2
Shares sold	2,579,423	6,196,371	$31,173,936	$75,448,510
Reinvestment of distributions	286,179	1,695,969	3,359,746	20,555,147
Shares redeemed	(1,718,192)	(3,265,117)	(20,781,602)	(39,468,842)
Net increase (decrease)	1,147,410	4,627,223	$13,752,080	$56,534,815

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 95% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in underlying mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in underlying mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Service Class	.27%
Actual		$1,000.00	$1,005.80	$1.34
Hypothetical-C		$1,000.00	$1,023.46	$1.35
Service Class 2.42%
Actual		$1,000.00	$1,005.80	$2.09
Hypothetical-C		$1,000.00	$1,022.71	$2.11

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPTV-SANN-0818
1.955018.105

Fidelity® Variable Insurance Products: Bond Index Portfolio Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of June 30, 2018
U.S. Government and U.S. Government Agency Obligations	73.9%
AAA	2.1%
AA	2.2%
A	8.2%
BBB	12.2%
BB and Below	0.2%
Short-Term Investments and Net Other Assets	1.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2018*
Corporate Bonds	21.9%
U.S. Government and U.S. Government Agency Obligations	73.9%
CMOs and Other Mortgage Related Securities	0.7%
Municipal Bonds	0.1%
Other Investments	2.2%
Short-Term Investments and Net Other Assets (Liabilities)	1.2%

 * Foreign investments - 5.9%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.8%
Automobiles - 0.4%
Ford Motor Co. 5.291% 12/8/46	$30,000	$27,828
General Motors Co. 6.75% 4/1/46	24,000	26,588
General Motors Financial Co., Inc. 4.35% 4/9/25	84,000	82,763
		137,179
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 3.75% 8/21/28	90,000	87,520
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp. 4.7% 12/9/35	39,000	40,618
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc. 4.05% 8/22/47	44,000	43,028
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 5.375% 4/1/38	42,000	39,651
Comcast Corp. 3.55% 5/1/28	76,000	72,552
Discovery Communications LLC 5.2% 9/20/47	18,000	17,446
Time Warner, Inc. 4.85% 7/15/45	32,000	29,128
Viacom, Inc. 3.45% 10/4/26	70,000	64,083
Walt Disney Co. 2.95% 6/15/27	98,000	92,828
		315,688
Multiline Retail - 0.1%
Target Corp. 4% 7/1/42	15,000	14,273
Specialty Retail - 0.1%
Home Depot, Inc. 3.9% 6/15/47	29,000	27,753
Lowe's Companies, Inc. 4.05% 5/3/47	17,000	16,067
		43,820

TOTAL CONSUMER DISCRETIONARY		682,126

CONSUMER STAPLES - 1.2%
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.:
4% 4/13/28	91,000	90,752
4.6% 4/15/48	33,000	32,357
Molson Coors Brewing Co. 4.2% 7/15/46	32,000	28,707
		151,816
Food & Staples Retailing - 0.2%
Walmart, Inc.:
3.625% 12/15/47	20,000	18,703
3.7% 6/26/28	60,000	60,395
		79,098
Food Products - 0.1%
Kellogg Co. 4.5% 4/1/46	32,000	30,265
Household Products - 0.0%
Procter & Gamble Co. 3.5% 10/25/47	18,000	16,489
Tobacco - 0.5%
Altria Group, Inc. 2.625% 9/16/26	110,000	100,133
Philip Morris International, Inc. 3.125% 3/2/28	94,000	88,712
		188,845

TOTAL CONSUMER STAPLES		466,513

ENERGY - 2.6%
Energy Equipment & Services - 0.1%
Baker Hughes A Ge Co. LLC 4.08% 12/15/47	32,000	28,573
Oil, Gas & Consumable Fuels - 2.5%
Anadarko Petroleum Corp. 6.6% 3/15/46	21,000	25,221
BP Capital Markets PLC 3.216% 11/28/23	94,000	92,163
Canadian Natural Resources Ltd. 4.95% 6/1/47	19,000	19,595
ConocoPhillips Co. 5.95% 3/15/46	26,000	32,326
Enbridge Energy Partners LP 5.875% 10/15/25	76,000	82,686
Energy Transfer Partners LP 6% 6/15/48	7,000	6,978
Enterprise Products Operating LP 3.95% 2/15/27	85,000	84,101
Kinder Morgan, Inc. 3.15% 1/15/23	119,000	114,842
Magellan Midstream Partners LP 5% 3/1/26	72,000	75,804
Marathon Petroleum Corp. 4.75% 9/15/44	21,000	19,965
MPLX LP 4.5% 4/15/38	38,000	35,076
Occidental Petroleum Corp. 4.2% 3/15/48	16,000	15,926
Petroleos Mexicanos:
4.25% 1/15/25	280,000	261,800
6.35% 2/12/48 (a)	50,000	45,125
Shell International Finance BV 4.375% 5/11/45	33,000	33,799
Suncor Energy, Inc. 4% 11/15/47	19,000	17,730
		963,137

TOTAL ENERGY		991,710

FINANCIALS - 6.5%
Banks - 3.3%
Bank of America Corp.:
3.95% 1/23/49 (b)	23,000	20,860
3.97% 3/5/29 (b)	125,000	122,980
Barclays Bank PLC 2.65% 1/11/21	200,000	195,684
Citigroup, Inc. 3 month U.S. LIBOR + 1.151% 3.52% 10/27/28 (b)(c)	95,000	89,221
Citizens Financial Group, Inc. 4.3% 12/3/25	78,000	77,474
HSBC Holdings PLC 2.95% 5/25/21	200,000	197,225
JPMorgan Chase & Co.:
4.005% 4/23/29 (b)	43,000	42,444
4.95% 6/1/45	65,000	66,104
Mitsubishi UFJ Financial Group, Inc. 3.777% 3/2/25	84,000	83,687
Rabobank Nederland New York Branch 3.125% 4/26/21	250,000	249,024
Santander Holdings U.S.A., Inc. 4.5% 7/17/25	82,000	80,410
Wells Fargo & Co. 4.75% 12/7/46	45,000	43,511
		1,268,624
Capital Markets - 1.2%
Bank New York Mellon Corp. 3.85% 4/28/28	27,000	27,259
BlackRock, Inc. 3.375% 6/1/22	37,000	37,276
Brighthouse Financial, Inc. 4.7% 6/22/47	28,000	23,060
Goldman Sachs Group, Inc. 3.2% 2/23/23	200,000	194,825
Morgan Stanley 3 month U.S. LIBOR + 1.431% 4.45% 4/22/39 (b)(c)	90,000	88,014
Thomson Reuters Corp. 3.35% 5/15/26	76,000	70,287
		440,721
Consumer Finance - 0.5%
American Express Credit Corp. 3.3% 5/3/27	30,000	28,898
Capital One Financial Corp. 3.2% 1/30/23	176,000	170,863
		199,761
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc. 4.5% 2/11/43	33,000	34,250
Broadcom Corp./Broadcom Cayman LP 3.125% 1/15/25	82,000	76,054
Goldman Sachs Group, Inc. 4.75% 10/21/45	28,000	27,696
KfW:
2.375% 12/29/22	146,000	142,689
2.875% 4/3/28	14,000	13,826
		294,515
Insurance - 0.7%
ACE INA Holdings, Inc. 2.3% 11/3/20	210,000	205,821
American International Group, Inc. 4.5% 7/16/44	25,000	23,254
MetLife, Inc. 4.05% 3/1/45	18,000	16,704
The Travelers Companies, Inc. 4% 5/30/47	32,000	30,752
		276,531

TOTAL FINANCIALS		2,480,152

HEALTH CARE - 2.9%
Biotechnology - 0.3%
AbbVie, Inc. 4.3% 5/14/36	40,000	38,255
Amgen, Inc. 4.4% 5/1/45	32,000	30,609
Gilead Sciences, Inc. 4% 9/1/36	40,000	38,463
		107,327
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories 4.9% 11/30/46	20,000	21,399
Becton, Dickinson & Co. 4.669% 6/6/47	20,000	19,313
Boston Scientific Corp. 4% 3/1/28	50,000	48,744
Medtronic, Inc. 4.625% 3/15/45	28,000	29,657
		119,113
Health Care Providers & Services - 1.2%
Aetna, Inc. 2.8% 6/15/23	110,000	104,865
Anthem, Inc. 3.35% 12/1/24	89,000	85,941
Cardinal Health, Inc. 3.41% 6/15/27	32,000	29,394
CVS Health Corp. 4.3% 3/25/28	94,000	92,686
Express Scripts Holding Co. 4.5% 2/25/26	74,000	73,438
Kaiser Foundation Hospitals 4.15% 5/1/47	30,000	30,353
UnitedHealth Group, Inc. 3.75% 10/15/47	30,000	27,550
		444,227
Pharmaceuticals - 1.1%
Actavis Funding SCS 3.8% 3/15/25	61,000	59,216
Johnson & Johnson 3.4% 1/15/38	36,000	33,977
Pfizer, Inc. 4% 12/15/36	36,000	35,992
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	110,000	100,767
Zoetis, Inc. 3.45% 11/13/20	206,000	206,613
		436,565

TOTAL HEALTH CARE		1,107,232

INDUSTRIALS - 1.5%
Aerospace & Defense - 0.3%
Lockheed Martin Corp. 4.7% 5/15/46	28,000	29,637
Northrop Grumman Corp. 3.25% 1/15/28	80,000	75,268
United Technologies Corp. 4.05% 5/4/47	18,000	16,459
		121,364
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. 2.8% 11/15/24	88,000	84,467
Commercial Services & Supplies - 0.1%
Republic Services, Inc. 3.95% 5/15/28	28,000	27,610
Industrial Conglomerates - 0.4%
General Electric Co. 4.5% 3/11/44	25,000	24,491
Honeywell International, Inc. 3.812% 11/21/47	20,000	19,564
Roper Technologies, Inc. 2.8% 12/15/21	108,000	105,465
		149,520
Machinery - 0.1%
John Deere Capital Corp. 2.8% 3/6/23	64,000	62,427
Road & Rail - 0.2%
Norfolk Southern Corp. 4.15% 2/28/48	38,000	36,522
Union Pacific Corp. 3.6% 9/15/37	38,000	34,835
		71,357
Trading Companies & Distributors - 0.2%
Air Lease Corp. 3.25% 3/1/25	88,000	81,425

TOTAL INDUSTRIALS		598,170

INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.3%
Cisco Systems, Inc. 2.2% 9/20/23	130,000	122,623
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 8.35% 7/15/46 (a)	24,000	28,886
IT Services - 0.4%
IBM Corp. 2.5% 1/27/22	104,000	101,605
Visa, Inc. 4.15% 12/14/35	38,000	39,350
		140,955
Semiconductors & Semiconductor Equipment - 0.1%
Applied Materials, Inc. 4.35% 4/1/47	28,000	27,962
Intel Corp. 3.734% 12/8/47	30,000	28,239
		56,201
Software - 0.5%
Microsoft Corp.:
4.1% 2/6/37	63,000	65,595
4.25% 2/6/47	34,000	36,035
Oracle Corp. 3.25% 11/15/27	96,000	91,806
		193,436
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.:
3% 11/13/27	96,000	91,186
3.75% 11/13/47	32,000	30,027
		121,213

TOTAL INFORMATION TECHNOLOGY		663,314

MATERIALS - 0.7%
Chemicals - 0.4%
LYB International Finance II BV 3.5% 3/2/27	104,000	97,498
The Dow Chemical Co. 3.5% 10/1/24	64,000	62,304
		159,802
Containers & Packaging - 0.1%
International Paper Co. 3% 2/15/27	51,000	46,148
Metals & Mining - 0.2%
BHP Billiton Financial (U.S.A.) Ltd. 5% 9/30/43	36,000	40,361
Southern Copper Corp. 5.875% 4/23/45	30,000	31,901
		72,262

TOTAL MATERIALS		278,212

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Simon Property Group LP 3.375% 12/1/27	36,000	34,238
Real Estate Management & Development - 0.4%
Ventas Realty LP/Ventas Capital Corp. 3.25% 8/15/22	161,000	157,851

TOTAL REAL ESTATE		192,089

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
AT&T, Inc. 4.9% 8/15/37 (a)	100,000	94,834
Verizon Communications, Inc.:
4.329% 9/21/28 (a)	63,000	62,437
5.012% 8/21/54	38,000	35,677
5.5% 3/16/47	30,000	31,412
		224,360
UTILITIES - 1.9%
Electric Utilities - 1.3%
Appalachian Power Co. 4.45% 6/1/45	18,000	18,493
Commonwealth Edison Co. 4% 3/1/48	42,000	41,048
Duke Energy Carolinas LLC 3.95% 3/15/48	31,000	30,059
Duke Energy Corp. 3.15% 8/15/27	84,000	77,939
Entergy Corp. 4% 7/15/22	130,000	131,581
Florida Power & Light Co. 4.125% 6/1/48	26,000	26,257
Mid-American Energy Co. 3.65% 8/1/48	30,000	27,859
PPL Capital Funding, Inc. 4% 9/15/47	20,000	18,270
Southern Co. 3.25% 7/1/26	112,000	105,095
		476,601
Multi-Utilities - 0.6%
Consolidated Edison, Inc. 2% 5/15/21	176,000	169,819
Dominion Resources, Inc. 4.7% 12/1/44	26,000	26,178
NiSource Finance Corp. 3.95% 3/30/48	46,000	42,502
		238,499

TOTAL UTILITIES		715,100

TOTAL NONCONVERTIBLE BONDS
(Cost $8,494,986)		8,398,978

U.S. Government and Government Agency Obligations - 46.8%
U.S. Government Agency Obligations - 1.6%
Fannie Mae 2.125% 4/24/26	170,000	159,196
Federal Home Loan Bank 1.875% 11/29/21	285,000	277,493
Freddie Mac 1.875% 11/17/20	157,000	154,099
Tennessee Valley Authority 4.25% 9/15/65	30,000	33,945

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		624,733

U.S. Treasury Obligations - 45.2%
U.S. Treasury Bonds:
2.5% 2/15/46	$54,000	$49,045
2.75% 8/15/42	240,000	230,616
2.75% 11/15/42	29,000	27,852
2.75% 11/15/47	273,000	260,214
3% 11/15/44	33,000	33,086
3% 5/15/45	228,000	228,668
3% 2/15/48	109,000	109,255
3.125% 11/15/41	44,000	45,155
3.125% 2/15/42	17,000	17,442
3.125% 5/15/48	78,000	80,093
3.625% 8/15/43	196,000	218,180
3.75% 11/15/43	556,000	631,277
4.375% 2/15/38	277,000	337,312
4.5% 5/15/38	173,000	214,256
4.75% 2/15/41	331,000	428,516
5.5% 8/15/28	21,000	25,837
7.125% 2/15/23	175,000	208,202
7.25% 8/15/22	637,000	749,769
8.125% 8/15/19	941,000	999,886
8.75% 8/15/20	841,000	947,669
U.S. Treasury Notes:
1% 10/15/19	233,000	228,759
1.375% 9/30/19	288,000	284,276
1.375% 4/30/20	270,000	264,473
1.375% 10/31/20	380,000	369,624
1.5% 8/15/26	825,000	744,853
1.625% 8/31/22	823,000	787,990
1.75% 2/28/22	539,000	521,419
1.875% 5/31/22	705,000	683,575
2% 2/28/21	453,000	445,904
2% 10/31/22	243,000	235,900
2% 2/15/25	736,000	699,804
2% 11/15/26	349,000	326,956
2.125% 6/30/22	682,000	667,108
2.125% 5/15/25	46,000	44,011
2.25% 2/29/20	134,000	133,445
2.25% 3/31/20	57,000	56,739
2.375% 4/30/20	280,000	279,256
2.375% 3/15/21	78,000	77,522
2.375% 4/15/21	400,000	397,406
2.375% 1/31/23	528,000	519,998
2.375% 5/15/27	89,000	85,676
2.5% 5/31/20	431,000	430,781
2.5% 8/15/23	57,000	56,323
2.625% 6/15/21	190,000	190,007
2.625% 2/28/23	417,000	415,208
2.75% 4/30/23	120,000	120,080
2.75% 5/31/23	432,000	432,388
2.875% 5/31/25	340,000	341,235
2.875% 5/15/28	100,000	100,156
3.375% 11/15/19	629,000	636,543
3.625% 2/15/20	872,000	887,430

TOTAL U.S. TREASURY OBLIGATIONS		17,307,175

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $17,899,360)		17,931,908

U.S. Government Agency - Mortgage Securities - 28.1%
Fannie Mae - 20.2%
2.5% 11/1/32 to 2/1/47	495,747	478,931
2.5% 7/1/33 (d)	100,000	97,202
2.5% 7/1/33 (d)	100,000	97,202
3% 1/1/33 to 3/1/48	1,492,719	1,456,781
3% 7/1/33 (d)	100,000	99,398
3% 7/1/48 (d)	100,000	96,841
3% 7/1/48 (d)	100,000	96,841
3% 7/1/48 (d)	100,000	96,841
3% 7/1/48 (d)	200,000	193,682
3.5% 7/1/33 (d)	100,000	101,175
3.5% 7/1/33 (d)	100,000	101,175
3.5% 7/1/48	1,400,000	1,393,829
3.5% 7/1/48 (d)	100,000	99,505
3.5% 7/1/48 (d)	100,000	99,505
3.5% 7/1/48 (d)	200,000	199,009
3.5% 7/1/48 (d)	300,000	298,514
4% 5/1/33 to 5/1/48	1,189,713	1,214,698
4% 7/1/48 (d)	100,000	101,944
4% 7/1/48 (d)	100,000	101,944
4% 7/1/48 (d)	100,000	101,944
4% 7/1/48 (d)	200,000	203,888
4.5% 7/1/48 (d)	200,000	208,238
4.5% 7/1/48 (d)	100,000	104,119
4.5% 7/1/48 (d)	100,000	104,119
4.5% 7/1/48 (d)	100,000	104,119
4.5% 8/1/48 (d)	200,000	207,894
5% 7/1/48 (d)	100,000	105,935
5.5% 5/1/44	90,457	98,345
5.5% 7/1/48 (d)	100,000	107,170

TOTAL FANNIE MAE		7,770,788

Freddie Mac - 0.3%
5% 4/1/48	97,668	103,426
Ginnie Mae - 7.6%
3% 2/20/48	597,719	585,020
3% 7/1/48 (d)	100,000	97,797
3% 7/1/48 (d)	100,000	97,797
3.5% 2/20/48	399,999	401,740
3.5% 7/1/48 (d)	400,000	401,335
3.5% 7/1/48 (d)	100,000	100,334
3.5% 7/1/48 (d)	100,000	100,334
3.5% 7/1/48 (d)	100,000	100,334
3.5% 7/1/48 (d)	100,000	100,334
4% 11/20/47 to 3/20/48	397,622	407,950
4% 7/1/48 (d)	100,000	102,461
4% 7/1/48 (d)	100,000	102,461
4.5% 1/20/47	48,989	51,096
4.5% 7/1/48 (d)	50,000	51,963
4.5% 7/1/48 (d)	100,000	103,926
5% 11/20/47	97,096	102,313

TOTAL GINNIE MAE		2,907,195

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $10,757,969)		10,781,409

Commercial Mortgage Securities - 0.7%
Citigroup Commercial Mortgage Trust sequential payer:
Series 2015-GC29 Class A4, 3.192% 4/10/48	$80,000	$78,346
Series 2016-C1 Class A4, 3.209% 5/10/49	90,000	87,470
GS Mortgage Securities Trust sequential payer Series 2014-GC26 Class A4, 3.364% 11/10/47	110,000	108,902
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $274,758)		274,718

Municipal Securities - 0.1%
California Gen. Oblig. 7.55% 4/1/39
(Cost $37,100)	25,000	36,866

Foreign Government and Government Agency Obligations - 1.9%
Canadian Government 2% 11/15/22	$120,000	$115,873
Colombian Republic 11.75% 2/25/20	260,000	295,100
Ontario Province 2.5% 4/27/26	40,000	37,926
Polish Government 3.25% 4/6/26	73,000	70,445
Province of Quebec:
2.375% 1/31/22	25,000	24,441
2.75% 4/12/27	25,000	24,048
United Mexican States 4% 10/2/23	160,000	160,480
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $729,644)		728,313

Supranational Obligations - 0.3%
Inter-American Development Bank 4.375% 1/24/44	39,000	46,588
International Bank for Reconstruction & Development 2.5% 11/22/27	92,000	88,036
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $134,274)		134,624
	Shares	Value

Money Market Funds - 12.2%
Fidelity Cash Central Fund, 1.93% (e)
(Cost $4,665,119)	4,664,186	4,665,119
TOTAL INVESTMENT IN SECURITIES - 112.0%
(Cost $42,993,210)		42,951,935
NET OTHER ASSETS (LIABILITIES) - (12.0)%		(4,603,083)
NET ASSETS - 100%		$38,348,852

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
4% 7/1/48	$(200,000)	$(203,888)
4.5% 7/1/48	(200,000)	(208,238)
TOTAL TBA SALE COMMITMENTS
(Proceeds $410,777)		$(412,126)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $231,282 or 0.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,444
Total	$14,444

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$8,398,978	$--	$8,398,978	$--
U.S. Government and Government Agency Obligations	17,931,908	--	17,931,908	--
U.S. Government Agency - Mortgage Securities	10,781,409	--	10,781,409	--
Commercial Mortgage Securities	274,718	--	274,718	--
Municipal Securities	36,866	--	36,866	--
Foreign Government and Government Agency Obligations	728,313	--	728,313	--
Supranational Obligations	134,624	--	134,624	--
Money Market Funds	4,665,119	4,665,119	--	--
Total Investments in Securities:	$42,951,935	$4,665,119	$38,286,816	$--
Other Financial Instruments:
TBA Sale Commitments	$(412,126)	$--	$(412,126)	$--
Total Other Financial Instruments:	$(412,126)	$--	$(412,126)	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $38,328,091)	$38,286,816
Fidelity Central Funds (cost $4,665,119)	4,665,119
Total Investment in Securities (cost $42,993,210)		$42,951,935
Receivable for investments sold		26,045
Receivable for TBA sale commitments		410,777
Receivable for fund shares sold		1,120,491
Interest receivable		279,747
Distributions receivable from Fidelity Central Funds		4,126
Total assets		44,793,121
Liabilities
Payable for investments purchased
Regular delivery	$1,548,057
Delayed delivery	4,480,566
TBA sale commitments, at value	412,126
Accrued management fee	2,129
Distribution and service plan fees payable	209
Other affiliated payables	1,182
Total liabilities		6,444,269
Net Assets		$38,348,852
Net Assets consist of:
Paid in capital		$38,250,881
Undistributed net investment income		143,022
Accumulated undistributed net realized gain (loss) on investments		(2,427)
Net unrealized appreciation (depreciation) on investments		(42,624)
Net Assets		$38,348,852
Initial Class:
Net Asset Value, offering price and redemption price per share ($37,346,273 ÷ 3,723,237 shares)		$10.03
Service Class 2:
Net Asset Value, offering price and redemption price per share ($1,002,579 ÷ 100,000 shares)		$10.03

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period April 19, 2018 (commencement of operations) to June 30, 2018 (Unaudited)
Investment Income
Interest		$136,409
Income from Fidelity Central Funds		14,444
Total income		150,853
Expenses
Management fee	$4,707
Transfer agent fees	2,615
Distribution and service plan fees	495
Independent trustees' fees and expenses	14
Total expenses		7,831
Net investment income (loss)		143,022
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,427)
Total net realized gain (loss)		(2,427)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(41,275)
Delayed delivery commitments	(1,349)
Total change in net unrealized appreciation (depreciation)		(42,624)
Net gain (loss)		(45,051)
Net increase (decrease) in net assets resulting from operations		$97,971

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period April 19, 2018 (commencement of operations) to June 30, 2018 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$143,022
Net realized gain (loss)	(2,427)
Change in net unrealized appreciation (depreciation)	(42,624)
Net increase (decrease) in net assets resulting from operations	97,971
Share transactions - net increase (decrease)	38,250,881
Total increase (decrease) in net assets	38,348,852
Net Assets
Beginning of period	–
End of period	$38,348,852
Other Information
Undistributed net investment income end of period	$143,022

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Bond Index Portfolio Initial Class

Six months ended (Unaudited) June 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.054
Net realized and unrealized gain (loss)	(.024)
Total from investment operations	.030
Net asset value, end of period	$10.03
Total ReturnC,D	.30%
Ratios to Average Net AssetsE,F
Expenses before reductions	.14%G
Expenses net of fee waivers, if any	.14%G
Expenses net of all reductions	.14%G
Net investment income (loss)	2.72%G
Supplemental Data
Net assets, end of period (000 omitted)	$37,346
Portfolio turnover rateH	39%I

 A For the period April 19, 2018 (commencement of operations) to June 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

VIP Bond Index Portfolio Service Class 2

Six months ended (Unaudited) June 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.049
Net realized and unrealized gain (loss)	(.019)
Total from investment operations	.030
Net asset value, end of period	$10.03
Total ReturnC,D	.30%
Ratios to Average Net AssetsE,F
Expenses before reductions	.39%G
Expenses net of fee waivers, if any	.39%G
Expenses net of all reductions	.39%G
Net investment income (loss)	2.47%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,003
Portfolio turnover rateH	39%I

 A For the period April 19, 2018 (commencement of operations) to June 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

VIP Bond Index Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$77,975
Gross unrealized depreciation	(110,394)
Net unrealized appreciation (depreciation)	$(32,419)
Tax cost	$42,983,005

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $9,724,323 and $56,560, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .09% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Initial Class	.14%
Service Class 2.39%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for Service Class 2 of shares. Service Class 2 pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class 2	$495

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing, and shareholder servicing agent for each class. FIIOC receives asset-based fees of .07% of each class's average net assets for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements. Under the expense contract, each class pays a portion of the transfer agent fees equal to an annual rate of .05% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Initial Class	$ 2,516
Service Class 2	99
$ 2,615

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Six months ended June 30, 2018 (a)	Six months ended June 30, 2018(a)
Initial Class
Shares sold	3,723,237	$37,250,881
Net increase (decrease)	3,723,237	$37,250,881
Service Class 2
Shares sold	100,000	$1,000,000
Net increase (decrease)	100,000	$1,000,000

 (a) For the period April 19, 2018 (commencement of operations) to June 30, 2018.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of approximately 92% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 19, 2018 to June 30, 2018). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period
Initial Class	.14%
Actual		$1,000.00	$1,003.00	$.28-B
Hypothetical-C		$1,000.00	$1,024.10	$.70-D
Service Class 2.39%
Actual		$1,000.00	$1,003.00	$.78-B
Hypothetical-C		$1,000.00	$1,022.86	$1.96-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 73/365 (to reflect the period April 19, 2018 to June 30, 2018).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

VIP Bond Index Portfolio

On January 18, 2018, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered their familiarity with Fidelity's management of other fixed income index funds overseen by the Board.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  In reviewing the Advisory Contracts, the Board considered the fund's proposed management fee rate out of which FMR will pay all "fund-level" expenses, with certain limited exceptions, and the projected total expense ratio of each class of the fund. The Board noted that they oversee a similar fund that is very large and competes in different markets and pays a lower management fee than the proposed management fee, and that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of each class of the fund (after taking into account the expense contract discussed below) is below the median those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

The Board also noted that FMR has contractual arrangements between FMR and the fund limiting the total expenses for each class of the fund, which may not be increased without the approval of the Board.

The Board considered that contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Initial Class: 0.14% and Service Class 2: 0.39%.

Based on its review, the Board concluded that the management fee and projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

VUSB-SANN-0818
1.9887311.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund V’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund V’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 23, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 23, 2018